A

WEALTH BUILDING OPPORTUNITY

Ohio National Variable Account A

Annual Report

DECEMBER 31, 2006

Ohio National Variable Account A

Ohio National Financial Services

THE OHIO NATIONAL LIFE INSURANCE COMPANY

ONE FINANCIAL WAY, CINCINNATI, OHIO 45242

MESSAGE FROM THE VICE CHAIRMAN

We are pleased to provide you with your copy of the 2006 Ohio National Variable Account A Annual Report. The report outlines the performance of the underlying portfolios owned by Ohio National Variable Account A for 2006 and the prior periods presented. We’re pleased to share these results with you.

We appreciate you choosing an Ohio National product, and we look forward to continuing to serve your financial service needs. Please contact your registered representative with any questions, or if you need additional assistance, please contact our customer service center at 1-800-366-6654.

/s/ JOHN J. PALMER

Vice Chairman

February 19, 2007

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account A. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account A.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) as fund shares are sold, and the change in unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include increase or decrease in Contract Owners’ Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrates purchase payments, extra credit fund deposits, transfers to and from fixed and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the Net Change in Contract Owners’ Equity which, when added to the beginning Contracts Owners’ Equity, equals Contract Owners’ Equity at the end of the reporting period. The Changes in Units section illustrates the number of units purchased and redeemed for each underlying fund subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 5)	payment period	owners’ equity

Ohio National Fund, Inc.:
Equity Subaccount 12,750,512 Shares (Cost $321,868,185)	$401,896,142	$401,450,160	$445,982	$401,896,142
Money Market Subaccount 20,345,144 Shares (Cost $203,451,436)	203,451,436	203,354,657	96,779	203,451,436
Bond Subaccount 13,163,827 Shares (Cost $142,388,984)	145,197,014	145,124,908	72,106	145,197,014
Omni Subaccount 1,985,263 Shares (Cost $30,922,952)	31,347,302	31,282,772	64,530	31,347,302
International Subaccount 22,148,443 Shares (Cost $219,623,516)	283,721,553	283,662,504	59,049	283,721,553
Capital Appreciation Subaccount 8,466,121 Shares (Cost $129,913,686)	167,544,530	167,468,605	75,925	167,544,530
Millennium Subaccount 1,196,792 Shares (Cost $26,894,925)	23,864,028	23,864,028	0	23,864,028
International Small Company Subaccount 1,985,683 Shares (Cost $31,824,174)	46,127,419	46,061,647	65,772	46,127,419
Aggressive Growth Subaccount 736,616 Shares (Cost $5,581,991)	5,259,435	5,259,435	0	5,259,435
Small Cap Growth Subaccount 597,068 Shares (Cost $6,046,648)	6,531,929	6,523,555	8,374	6,531,929
Mid Cap Opportunity Subaccount 2,439,702 Shares (Cost $37,241,727)	46,573,917	46,538,964	34,953	46,573,917
S&P 500 Index Subaccount 6,013,306 Shares (Cost $78,004,735)	89,117,188	89,084,198	32,990	89,117,188
Blue Chip Subaccount 2,086,029 Shares (Cost $20,376,322)	27,326,975	27,326,975	0	27,326,975
High Income Bond Subaccount 6,169,336 Shares (Cost $51,050,016)	57,683,291	57,648,358	34,933	57,683,291
Capital Growth Subaccount 1,078,620 Shares (Cost $17,532,307)	22,855,954	22,855,954	0	22,855,954
Nasdaq-100 Index Subaccount 8,338,745 Shares (Cost $32,562,760)	37,691,129	37,691,129	0	37,691,129
Bristol Subaccount 4,257,559 Shares (Cost $48,039,837)	55,688,869	55,688,869	0	55,688,869
Bryton Growth Subaccount 2,111,073 Shares (Cost $22,848,888)	25,607,310	25,607,310	0	25,607,310
U.S. Equity Subaccount 1,494,538 Shares (Cost $18,030,621)	20,475,176	20,427,150	48,026	20,475,176
Balanced Subaccount 546,329 Shares (Cost $6,369,020)	7,151,447	7,072,673	78,774	7,151,447

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 5)	payment period	owners’ equity

Ohio National Fund, Inc.: (continued)
Covered Call Subaccount 481,167 Shares (Cost $5,167,986)	$5,547,851	$5,547,851	$0	$5,547,851
Target VIP Subaccount 929,256 Shares (Cost $9,667,837)	10,435,547	10,435,547	0	10,435,547
Target Equity/ Income Subaccount 1,848,746 Shares (Cost $19,240,457)	20,354,697	20,331,281	23,416	20,354,697
Dow Target 10 Portfolios:
First Quarter Subaccount 209,267 Shares (Cost $1,899,468)	2,417,036	2,417,036	0	2,417,036
Second Quarter Subaccount 256,171 Shares (Cost $2,549,118)	3,384,020	3,384,020	0	3,384,020
Third Quarter Subaccount 359,490 Shares (Cost $3,292,260)	3,965,179	3,965,179	0	3,965,179
Fourth Quarter Subaccount 227,657 Shares (Cost $2,369,173)	2,813,836	2,813,836	0	2,813,836
Dow Target 5 Portfolios:
First Quarter Subaccount 68,549 Shares (Cost $690,192)	941,175	941,175	0	941,175
Second Quarter Subaccount 69,092 Shares (Cost $659,982)	882,993	882,993	0	882,993
Third Quarter Subaccount 97,904 Shares (Cost $941,788)	1,034,842	1,034,842	0	1,034,842
Fourth Quarter Subaccount 95,198 Shares (Cost $992,038)	1,148,092	1,148,092	0	1,148,092
Fidelity Variable Insurance Products Fund:
VIP Growth Subaccount 68,281 Shares (Cost $2,690,863)	2,449,223	2,449,223	0	2,449,223
VIP Equity-Income Subaccount 108,024 Shares (Cost $2,609,862)	2,830,217	2,830,217	0	2,830,217
VIP High Income Bond Subaccount 82,553 Shares (Cost $743,808)	524,209	524,209	0	524,209
Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount 542,527 Shares (Cost $16,134,598)	12,543,219	12,543,219	0	12,543,219
International Growth Subaccount 151,923 Shares (Cost $4,020,339)	7,779,978	7,779,978	0	7,779,978

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 5)	payment period	owners’ equity

Janus Aspen Series — Institutional Shares: (continued)
Worldwide Growth Subaccount 246,590 Shares (Cost $8,349,999)	$8,006,768	$8,000,158	$6,610	$8,006,768
Balanced Subaccount 690,261 Shares (Cost $17,363,847)	19,251,370	19,216,463	34,907	19,251,370
Legg Mason Partners Variable Portfolios I, Inc.:
All Cap Subaccount 853,927 Shares (Cost $13,224,828)	16,668,657	16,666,158	2,499	16,668,657
Total Return Subaccount 566,014 Shares (Cost $6,046,962)	6,950,652	6,938,510	12,142	6,950,652
Investors Subaccount 423,632 Shares (Cost $5,427,466)	7,011,108	7,011,108	0	7,011,108
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount 668,843 Shares (Cost $14,250,974)	16,065,607	16,065,607	0	16,065,607
Small/ Mid Cap Value Subaccount 109,178 Shares (Cost $1,128,528)	1,448,796	1,448,796	0	1,448,796
Discovery Subaccount 950,092 Shares (Cost $11,776,253)	15,619,508	15,571,821	47,687	15,619,508
Van Kampen Universal Institutional Funds — Class I:
Core Plus Fixed Income Subaccount 249,044 Shares (Cost $2,750,828)	2,839,097	2,839,097	0	2,839,097
U.S. Real Estate Subaccount 674,187 Shares (Cost $13,141,717)	19,794,122	19,765,642	28,480	19,794,122
Value Subaccount 50,811 Shares (Cost $616,273)	755,564	755,564	0	755,564
Emerging Markets Debt Subaccount 16,111 Shares (Cost $123,618)	143,708	143,708	0	143,708
Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount 10,233,671 Shares (Cost $126,423,756)	142,350,366	142,316,814	33,552	142,350,366
Structured U.S. Equity Subaccount 4,454,448 Shares (Cost $55,694,202)	65,346,758	65,320,990	25,768	65,346,758
Capital Growth Subaccount 1,311,573 Shares (Cost $13,400,677)	15,188,020	15,175,871	12,149	15,188,020

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 5)	payment period	owners’ equity

Lazard Retirement Series, Inc.:
Emerging Markets Subaccount 3,191,269 Shares (Cost $54,512,684)	$72,409,886	$72,334,286	$75,600	$72,409,886
Small Cap Subaccount 2,221,735 Shares (Cost $31,593,209)	38,458,226	38,433,125	25,101	38,458,226
Equity Subaccount 37,422 Shares (Cost $428,433)	481,250	481,250	0	481,250
International Equity Subaccount 692,976 Shares (Cost $9,525,767)	10,318,407	10,318,407	0	10,318,407
The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount 2,427,032 Shares (Cost $32,156,521)	38,371,376	38,365,317	6,059	38,371,376
Jennison Subaccount 456,160 Shares (Cost $8,711,907)	9,474,441	9,474,441	0	9,474,441
UBS Series Trust — Class I:
U.S. Allocation Subaccount 502,740 Shares (Cost $6,763,699)	7,712,031	7,699,544	12,487	7,712,031
Old Mutual Insurance Series Fund:
Technology & Communications Subaccount 861,420 Shares (Cost $3,611,317)	2,299,991	2,299,991	0	2,299,991
Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount 4,889,807 Shares (Cost $131,204,957)	167,475,894	167,406,573	69,321	167,475,894
VIP Contrafund Subaccount 5,518,810 Shares (Cost $150,751,430)	171,690,165	171,581,825	108,340	171,690,165
VIP Growth Subaccount 673,167 Shares (Cost $23,694,206)	23,843,580	23,836,997	6,583	23,843,580
VIP Equity-Income Subaccount 2,974,353 Shares (Cost $75,237,702)	76,946,515	76,883,550	62,965	76,946,515
Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount 877,675 Shares (Cost $22,485,299)	20,046,086	20,046,086	0	20,046,086
Worldwide Growth Subaccount 495,404 Shares (Cost $11,242,578)	15,956,962	15,956,962	0	15,956,962
Balanced Subaccount 2,128,484 Shares (Cost $51,783,102)	61,364,190	61,361,794	2,396	61,364,190
International Growth Subaccount 2,192,359 Shares (Cost $81,841,682)	110,955,277	110,878,273	77,004	110,955,277

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 5)	payment period	owners’ equity

J.P. Morgan Series Trust II:
Small Company Subaccount 1,302,323 Shares (Cost $19,517,738)	$23,207,403	$23,197,285	$10,118	$23,207,403
Mid Cap Value Subaccount 4,645,602 Shares (Cost $121,024,517)	146,615,190	146,560,498	54,692	146,615,190
AllianceBernstein Variable Product Series Fund, Inc. — Class B:
Global Bond Subaccount 29,351 Shares (Cost $340,879)	336,653	336,653	0	336,653
Growth & Income Subaccount 50,186 Shares (Cost $1,098,794)	1,351,521	1,351,521	0	1,351,521
Small Cap Growth Subaccount 11,651 Shares (Cost $103,920)	155,655	155,655	0	155,655
MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount 176,768 Shares (Cost $2,437,020)	3,031,563	3,031,563	0	3,031,563
Investors Growth Stock Subaccount 462,741 Shares (Cost $4,092,886)	4,826,384	4,826,384	0	4,826,384
Mid Cap Growth Subaccount 1,788,533 Shares (Cost $11,948,666)	12,752,239	12,752,239	0	12,752,239
Total Return Subaccount 3,398,046 Shares (Cost $64,534,921)	73,635,660	73,422,943	212,717	73,635,660
PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount 15,925,280 Shares (Cost $201,084,960)	189,988,595	189,818,758	169,837	189,988,595
Total Return Subaccount 13,672,287 Shares (Cost $140,382,465)	138,363,549	138,363,549	0	138,363,549
Global Bond Subaccount 1,565,169 Shares (Cost $19,342,967)	18,875,942	18,875,942	0	18,875,942
Calvert Variable Series, Inc.:
Social Equity Subaccount 21,524 Shares (Cost $303,385)	419,295	419,295	0	419,295
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount 212,381 Shares (Cost $7,590,138)	8,987,975	8,981,253	6,722	8,987,975
Royce Capital Fund:
Small-Cap Subaccount 8,780,697 Shares (Cost $79,820,720)	93,690,040	93,550,162	139,878	93,690,040
Micro-Cap Subaccount 4,376,059 Shares (Cost $54,815,928)	63,015,255	62,951,957	63,298	63,015,255

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2006

	Assets	Contract owners’ equity

		Contracts in	Annuity reserves
	Investments at	accumulation	for contracts in	Total contract
	fair value	period (note 5)	payment period	owners’ equity

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount 377,581 Shares (Cost $4,296,896)	$4,274,217	$4,274,217	$0	$4,274,217
U.S. Real Estate Subaccount 3,171,177 Shares (Cost $71,794,711)	92,281,238	92,274,468	6,770	92,281,238
International Growth Equity Subaccount 51,807 Shares (Cost $518,297)	561,584	561,584	0	561,584
Equity Growth Subaccount 16,489 Shares (Cost $258,859)	269,431	269,431	0	269,431
Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount 4,104,344 Shares (Cost $65,893,121)	71,251,414	71,148,137	103,277	71,251,414
Franklin Flex Cap Growth Securities Subaccount 422,736 Shares (Cost $4,464,177)	4,709,278	4,709,278	0	4,709,278
Templeton Foreign Securities Subaccount 2,324,194 Shares (Cost $38,243,018)	43,508,911	43,508,911	0	43,508,911
Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount 1,673,786 Shares (Cost $28,181,388)	29,040,190	29,040,190	0	29,040,190

Totals	$3,974,557,718	$3,971,999,150	$2,558,568	$3,974,557,718

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2006

	Ohio National Fund, Inc.

		Money				Capital
	Equity	Market	Bond	Omni	International	Appreciation	Millennium
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(f)

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$7,340,670	$5,286,967	$392,057	$412,798	$732,911	$0
Risk and administrative expense (note 2)	(4,744,374)	(2,051,119)	(1,665,677)	(371,393)	(2,832,033)	(1,873,053)	(320,627)

Net investment activity	(4,744,374)	5,289,551	3,621,290	20,664	(2,419,235)	(1,140,142)	(320,627)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	4,989,883	58,184	169,253	(245,106)	1,796,495	848,593	(1,246,202)
Unrealized gain (loss)	19,080,681	0	656,727	3,752,859	36,347,639	20,695,720	3,163,936

Net gain (loss) on investments	24,070,564	58,184	825,980	3,507,753	38,144,134	21,544,313	1,917,734

Net increase (decrease) in contracts owner’s equity from operations	$19,326,190	$5,347,735	$4,447,270	$3,528,417	$35,724,899	$20,404,171	$1,597,107

	Ohio National Fund, Inc.

	International	Aggressive	Small Cap	Mid Cap	S&P		High Income
	Small Co.	Growth	Growth	Opportunity	500 Index	Blue Chip	Bond
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$52,085	$0	$0	$0	$942,408	$243,626	$0
Risk and administrative expense (note 2)	(436,567)	(57,003)	(73,119)	(577,094)	(1,125,157)	(318,333)	(636,915)

Net investment activity	(384,482)	(57,003)	(73,119)	(577,094)	(182,749)	(74,707)	(636,915)

Reinvested capital gains	1,128,072	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	852,461	(178,318)	(59,804)	1,403,615	1,182,963	758,534	354,952
Unrealized gain (loss)	6,211,518	521,622	1,473,140	2,993,436	10,585,572	2,672,279	4,469,569

Net gain (loss) on investments	7,063,979	343,304	1,413,336	4,397,051	11,768,535	3,430,813	4,824,521

Net increase (decrease) in contracts owner’s equity from operations	$7,807,569	$286,301	$1,340,217	$3,819,957	$11,585,786	$3,356,106	$4,187,606

(f)	Formerly known as Discovery Subaccount.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2006

	Ohio National Fund, Inc.

	Capital	Nasdaq-100		Bryton			Covered
	Growth	Index	Bristol	Growth	U.S. Equity	Balanced	Call
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$0	$172,243	$0	$58,698	$79,507	$0
Risk and administrative expense (note 2)	(271,382)	(390,844)	(505,006)	(196,258)	(230,212)	(80,940)	(65,025)

Net investment activity	(271,382)	(390,844)	(332,763)	(196,258)	(171,514)	(1,433)	(65,025)

Reinvested capital gains	0	0	0	169,791	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	637,899	175,038	58,436	172,302	112,657	65,266	27,705
Unrealized gain (loss)	3,212,334	2,361,733	6,063,102	2,078,164	1,041,394	532,483	181,760

Net gain (loss) on investments	3,850,233	2,536,771	6,121,538	2,250,466	1,154,051	597,749	209,465

Net increase (decrease) in contracts owner’s equity from operations	$3,578,851	$2,145,927	$5,788,775	$2,223,999	$982,537	$596,316	$144,440

	Ohio National Fund, Inc.		Dow Target 10 Portfolios

		Target	First	Second	Third	Fourth
	Target VIP	Equity/Income	Quarter	Quarter	Quarter	Quarter
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$1,162	$122,575	$171,378	$195,196	$199,492	$133,157
Risk and administrative expense (note 2)	(70,727)	(174,411)	(31,541)	(41,444)	(39,719)	(26,897)

Net investment activity	(69,565)	(51,836)	139,837	153,752	159,773	106,260

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,096	172,092	132,455	108,455	93,184	63,894
Unrealized gain (loss)	764,673	1,097,604	297,406	515,937	499,079	296,368

Net gain (loss) on investments	765,769	1,269,696	429,861	624,392	592,263	360,262

Net increase (decrease) in contracts owner’s equity from operations	$696,204	$1,217,860	$569,698	$778,144	$752,036	$466,522

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2006

	Dow Target 5 Portfolios				Fidelity Variable Insurance Products Fund

	First	Second	Third	Fourth		VIP Equity-	VIP High
	Quarter	Quarter	Quarter	Quarter	VIP Growth	Income	Income Bond
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$44,136	$39,941	$43,484	$48,083	$11,565	$94,703	$40,804
Risk and administrative expense (note 2)	(12,021)	(10,311)	(9,790)	(9,463)	(34,921)	(36,367)	(8,375)

Net investment activity	32,115	29,630	33,694	38,620	(23,356)	58,336	32,429

Reinvested capital gains	0	0	0	0	0	339,865	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	52,898	18,150	11,037	18,188	(132,308)	56,293	(99,642)
Unrealized gain (loss)	182,249	179,922	149,300	149,142	295,310	30,123	127,012

Net gain (loss) on investments	235,147	198,072	160,337	167,330	163,002	86,416	27,370

Net increase (decrease) in contracts owner’s equity from operations	$267,262	$227,702	$194,031	$205,950	$139,646	$484,617	$59,799

					Legg Mason Partners Variable
	Janus Aspen Series — Institutional Shares				Portfolios I, Inc.(i)

	Large Cap	International	Worldwide			Total
	Growth	Growth	Growth	Balanced	All Cap	Return	Investors
	Subaccount(d)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$62,953	$129,349	$142,141	$437,765	$214,072	$141,492	$107,222
Risk and administrative expense (note 2)	(172,332)	(84,463)	(107,899)	(279,710)	(197,203)	(94,378)	(83,597)

Net investment activity	(109,379)	44,886	34,242	158,055	16,869	47,114	23,625

Reinvested capital gains	0	0	0	0	578,523	123,462	155,418

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,448,539)	824,510	(521,108)	454,346	479,445	183,290	172,799
Unrealized gain (loss)	2,812,642	1,593,350	1,720,992	1,266,498	1,298,738	389,883	630,795

Net gain (loss) on investments	1,364,103	2,417,860	1,199,884	1,720,844	1,778,183	573,173	803,594

Net increase (decrease) in contracts owner’s equity from operations	$1,254,724	$2,462,746	$1,234,126	$1,878,899	$2,373,575	$743,749	$982,637

(d)	Formerly known as Growth Subaccount.

(i)	Formerly known as Salomon Brothers Variable Series Funds Inc.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2006

	Wells Fargo Advantage Variable Trust Funds			Van Kampen Universal Institutional Funds — Class I

		Small/Mid		Core Plus	U.S. Real		Emerging
	Opportunity	Cap Value	Discovery	Fixed Income	Estate	Value	Markets Debt
	Subaccount	Subaccount(g)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$0	$0	$118,079	$176,619	$13,287	$16,109
Risk and administrative expense (note 2)	(216,957)	(20,706)	(225,930)	(40,165)	(205,175)	(10,294)	(2,610)

Net investment activity	(216,957)	(20,706)	(225,930)	77,914	(28,556)	2,993	13,499

Reinvested capital gains	1,811,496	243,090	0	15,691	1,060,361	78,320	3,500

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	407,571	93,851	981,250	28,681	690,593	28,776	13,660
Unrealized gain (loss)	(328,232)	(111,325)	1,310,492	(61,283)	3,311,999	(894)	(15,255)

Net gain (loss) on investments	79,339	(17,474)	2,291,742	(32,602)	4,002,592	27,882	(1,595)

Net increase (decrease) in contracts owner’s equity from operations	$1,673,878	$204,910	$2,065,812	$61,003	$5,034,397	$109,195	$15,404

	Goldman Sachs Variable Insurance Trust			Lazard Retirement Series, Inc.

	Growth &	Structured	Capital	Emerging			International
	Income	U.S. Equity	Growth	Markets	Small Cap	Equity	Equity
	Subaccount	Subaccount(h)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$2,130,596	$676,194	$18,673	$266,576	$0	$2,381	$51,470
Risk and administrative expense (note 2)	(1,212,841)	(726,207)	(188,793)	(705,904)	(469,754)	(3,870)	(58,514)

Net investment activity	917,755	(50,013)	(170,120)	(439,328)	(469,754)	(1,489)	(7,044)

Reinvested capital gains	5,120,394	0	0	3,497,520	2,853,563	0	214,176

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	470,825	383,941	119,095	2,314,525	1,454,955	1,333	27,416
Unrealized gain (loss)	12,017,821	5,978,970	1,063,622	8,404,034	1,298,874	50,183	724,450

Net gain (loss) on investments	12,488,646	6,362,911	1,182,717	10,718,559	2,753,829	51,516	751,866

Net increase (decrease) in contracts owner’s equity from operations	$18,526,795	$6,312,898	$1,012,597	$13,776,751	$5,137,638	$50,027	$958,998

(g)	Formerly known as Multi Cap Value Subaccount.
(h)	Formerly known as Core U.S. Equity Subaccount.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2006

				Old Mutual
			UBS Series	Insurance
	The Prudential Series		Trust —	Series
	Fund, Inc.		Class I	Fund(e)	Fidelity Variable Insurance Products Fund — Service Class 2

	Jennison		U.S.	Techn. &	VIP	VIP	VIP	VIP Equity —
	20/20 Focus	Jennison	Allocation	Comm.	Mid Cap	Contrafund	Growth	Income
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$0	$0	$198,134	$0	$227,285	$1,400,422	$37,893	$1,448,327
Risk and administrative expense (note 2)	(376,739)	(103,945)	(107,078)	(32,618)	(1,912,376)	(1,706,624)	(310,511)	(520,294)

Net investment activity	(376,739)	(103,945)	91,056	(32,618)	(1,685,091)	(306,202)	(272,618)	928,033

Reinvested capital gains	1,530,345	0	0	0	15,154,666	13,116,011	0	6,414,967

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	291,373	37,955	113,067	(435,309)	1,698,076	165,876	(93,070)	179,157
Unrealized gain (loss)	2,075,345	91,753	521,846	539,716	(627,601)	(35,084)	1,552,822	(87,342)

Net gain (loss) on investments	2,366,718	129,708	634,913	104,407	1,070,475	130,792	1,459,752	91,815

Net increase (decrease) in contracts owner’s equity from operations	$3,520,324	$25,763	$725,969	$71,789	$14,540,050	$12,940,601	$1,187,134	$7,434,815

	Janus Aspen Series — Service Shares				J.P. Morgan Series Trust II

	Large Cap	Worldwide		International	Small	Mid Cap
	Growth	Growth	Balanced	Growth	Company	Value
	Subaccount(d)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$54,468	$251,927	$1,165,943	$1,076,478	$0	$676,534
Risk and administrative expense (note 2)	(260,897)	(204,430)	(816,793)	(683,408)	(280,952)	(1,578,122)

Net investment activity	(206,429)	47,497	349,150	393,070	(280,952)	(901,588)

Reinvested capital gains	0	0	0	0	588,044	2,733,540

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(680,469)	799,699	927,364	479,450	510,286	547,651
Unrealized gain (loss)	2,666,149	1,471,306	3,874,185	20,364,281	1,966,914	15,174,784

Net gain (loss) on investments	1,985,680	2,271,005	4,801,549	20,843,731	2,477,200	15,722,435

Net increase (decrease) in contracts owner’s equity from operations	$1,779,251	$2,318,502	$5,150,699	$21,236,801	$2,784,292	$17,554,387

(d)	Formerly known as Growth Subaccount.

(e)	Formerly known as PBHG Insurance Series Fund.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2006

	AllianceBerstein Variable
	Product Series Fund, Inc. — Class B			MFS Variable Insurance Trust — Service Class

	Global	Growth &	Small Cap	New	Investors	Mid Cap	Total
	Bond	Income	Growth	Discovery	Growth Stock	Growth	Return
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$4,793	$16,827	$0	$0	$0	$0	$1,553,231
Risk and administrative expense (note 2)	(4,401)	(19,762)	(2,639)	(35,981)	(57,813)	(81,360)	(940,963)

Net investment activity	392	(2,935)	(2,639)	(35,981)	(57,813)	(81,360)	612,268

Reinvested capital gains	3,195	75,552	0	50,931	0	165,219	2,276,663

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,321)	71,008	24,940	90,147	139,523	105,098	921,651
Unrealized gain (loss)	9,358	57,966	(7,564)	201,704	181,610	128,336	3,137,400

Net gain (loss) on investments	8,037	128,974	17,376	291,851	321,133	233,434	4,059,051

Net increase (decrease) in contracts owner’s equity from operations	$11,624	$201,591	$14,737	$306,801	$263,320	$317,293	$6,947,982

					Dreyfus
					Variable
				Calvert	Investment
	PIMCO Variable Insurance Trust —			Variable	Fund — Service
	Administrative Shares			Series Inc.	Shares	Royce Capital Fund

	Real Return	Total Return	Global Bond	Social Equity	Appreciation	Small-Cap	Micro-Cap
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006	2006	2006	2006	2006

Investment activity:
Reinvested dividends	$7,502,974	$3,379,934	$486,949	$0	$97,434	$55,403	$104,972
Risk and administrative expense (note 2)	(2,281,061)	(1,001,136)	(187,884)	(5,016)	(102,545)	(1,021,566)	(604,973)

Net investment activity	5,221,913	2,378,798	299,065	(5,016)	(5,111)	(966,163)	(500,001)

Reinvested capital gains	5,021,815	690,133	0	0	0	4,123,767	3,197,549

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(109,427)	(55,511)	(62,689)	17,920	122,584	582,361	194,829
Unrealized gain (loss)	(10,664,091)	(1,089,519)	229,996	22,501	975,659	6,671,142	5,047,443

Net gain (loss) on investments	(10,773,518)	(1,145,030)	167,307	40,421	1,098,243	7,253,503	5,242,272

Net increase (decrease) in contracts owner’s equity from operations	$(529,790)	$1,923,901	$466,372	$35,405	$1,093,132	$10,411,107	$7,939,820

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2006

					Franklin Templeton Variable Insurance
	Van Kampen Universal Institutional Funds — Class II				Products Trust — Class 2

					Franklin	Franklin Flex	Templeton
	Core Plus	U.S. Real	International	Equity	Income	Cap Growth	Foreign
	Fixed Income	Estate	Growth Equity	Growth	Securities	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

	2006	2006	2006(c)	2006(c)	2006	2006	2006

Investment activity:
Reinvested dividends	$151,855	$590,065	$768	$0	$1,286,024	$339	$261,653
Risk and administrative expense (note 2)	(51,460)	(796,918)	(1,656)	(752)	(521,067)	(48,547)	(307,823)

Net investment activity	100,395	(206,853)	(888)	(752)	764,957	(48,208)	(46,170)

Reinvested capital gains	20,672	4,047,672	0	0	172,022	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(12,244)	1,051,919	1,323	99	26,680	9,050	52,054
Unrealized gain (loss)	(21,138)	14,431,833	43,287	10,572	5,487,735	156,245	4,794,666

Net gain (loss) on investments	(33,382)	15,483,752	44,610	10,671	5,514,415	165,295	4,846,720

Net increase (decrease) in contracts owner’s equity from operations	$87,685	$19,324,571	$43,722	$9,919	$6,451,394	$117,087	$4,800,550

(c)	Period from May 1, 2006, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2006

	Neuberger Berman
	Advisers
	Management
	Trust — S Class

	AMT
	Regency	Total
	Subaccount	Subaccounts

	2006(c)	2006

Investment activity:
Reinvested dividends	$42,306	$43,637,562
Risk and administrative expense (note 2)	(66,036)	(41,471,566)

Net investment activity	(23,730)	2,165,996

Reinvested capital gains	586,505	77,362,510

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(1,922)	27,300,991
Unrealized gain (loss)	858,802	256,249,164

Net gain (loss) on investments	856,880	283,550,155

Net increase (decrease) in contracts owner’s equity from operations	$1,419,655	$363,078,661

(c)	Period from May 1, 2006, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,744,374)	$(4,492,083)	$5,289,551	$1,825,155	$3,621,290	$2,908,061	$20,664	$(2,562)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	4,989,883	2,164,215	58,184	30,610	169,253	160,248	(245,106)	(1,147,482)
Unrealized gain (loss)	19,080,681	20,699,494	0	0	656,727	(3,926,954)	3,752,859	3,684,054

Net increase (decrease) in contract owners’ equity from operations	19,326,190	18,371,626	5,347,735	1,855,765	4,447,270	(858,645)	3,528,417	2,534,010

Equity transactions:
Contract purchase payments (note 1)	32,256,606	31,895,795	290,632,198	214,673,643	13,885,450	15,460,360	810,038	1,262,732
Extra credit fund deposits (note 1)	138,002	124,106	1,418,231	1,464,700	87,771	99,844	7,751	8,301
Transfers to and from fixed dollar contract and other subaccounts	9,812,447	21,130,882	(191,023,256)	(170,266,791)	22,618,173	21,142,945	(108,640)	(2,031,884)
Withdrawals and surrenders	(40,668,818)	(25,106,861)	(23,704,362)	(15,165,863)	(7,102,165)	(5,558,564)	(3,792,255)	(3,764,098)
Surrender charges (note 2)	(408,551)	(373,221)	(292,831)	(260,485)	(116,200)	(123,650)	(35,869)	(44,792)
Annual contract charges (note 2)	(922,817)	(594,731)	(408,359)	(189,925)	(420,750)	(196,705)	(66,184)	(60,812)
Annuity and death benefit payments	(6,086,877)	(6,001,070)	(3,909,723)	(3,728,673)	(2,945,096)	(1,986,672)	(492,342)	(523,015)

Net equity transactions	(5,880,008)	21,074,900	72,711,898	26,526,606	26,007,183	28,837,558	(3,677,501)	(5,153,568)

Net change in contract owners’ equity	13,446,182	39,446,526	78,059,633	28,382,371	30,454,453	27,978,913	(149,084)	(2,619,558)
Contract owners’ equity:
Beginning of period	388,449,960	349,003,434	125,391,803	97,009,432	114,742,561	86,763,648	31,496,386	34,115,944

End of period	$401,896,142	$388,449,960	$203,451,436	$125,391,803	$145,197,014	$114,742,561	$31,347,302	$31,496,386

Change in units:
Beginning units	28,401,012	25,847,040	10,776,630	8,410,026	8,151,587	6,034,033	2,353,614	2,707,818

Units purchased	7,809,550	8,291,557	38,202,023	27,272,641	3,561,002	3,432,305	259,318	588,875
Units redeemed	(7,663,637)	(5,737,585)	(32,018,050)	(24,906,037)	(1,642,668)	(1,314,751)	(431,337)	(943,079)

Ending units	28,546,925	28,401,012	16,960,603	10,776,630	10,069,921	8,151,587	2,181,595	2,353,614

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	International		Capital Appreciation		Millennium		International Small Company
	Subaccount		Subaccount		Subaccount(f)		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,419,235)	$(1,434,062)	$(1,140,142)	$(573,341)	$(320,627)	$(364,712)	$(384,482)	$(99,846)
Reinvested capital gains	0	0	0	0	0	0	1,128,072	0
Realized gain (loss)	1,796,495	699,404	848,593	140,961	(1,246,202)	(2,033,628)	852,461	401,942
Unrealized gain (loss)	36,347,639	14,209,270	20,695,720	5,343,057	3,163,936	1,771,354	6,211,518	4,151,697

Net increase (decrease) in contract owners’ equity from operations	35,724,899	13,474,612	20,404,171	4,910,677	1,597,107	(626,986)	7,807,569	4,453,793

Equity transactions:
Contract purchase payments (note 1)	44,615,028	32,777,327	16,775,970	19,396,544	859,682	1,135,291	8,971,027	3,833,007
Extra credit fund deposits (note 1)	250,637	172,222	106,117	116,750	7,632	8,919	39,368	24,412
Transfers to and from fixed dollar contract and other subaccounts	46,100,071	49,041,600	22,187,014	30,357,251	(2,898,945)	(3,314,609)	8,103,342	5,515,106
Withdrawals and surrenders	(8,076,774)	(5,275,958)	(8,677,474)	(7,374,359)	(4,012,644)	(4,241,306)	(2,875,908)	(1,244,006)
Surrender charges (note 2)	(133,546)	(102,482)	(119,989)	(88,799)	(44,813)	(53,799)	(25,241)	(18,709)
Annual contract charges (note 2)	(837,709)	(295,512)	(467,977)	(173,235)	(37,148)	(40,647)	(74,419)	(21,168)
Annuity and death benefit payments	(3,228,726)	(1,753,948)	(2,170,128)	(1,327,378)	(341,738)	(411,279)	(402,437)	(224,238)

Net equity transactions	78,688,981	74,563,249	27,633,533	40,906,774	(6,467,974)	(6,917,430)	13,735,732	7,864,404

Net change in contract owners’ equity	114,413,880	88,037,861	48,037,704	45,817,451	(4,870,867)	(7,544,416)	21,543,301	12,318,197
Contract owners’ equity:
Beginning of period	169,307,673	81,269,812	119,506,826	73,689,375	28,734,895	36,279,311	24,584,118	12,265,921

End of period	$283,721,553	$169,307,673	$167,544,530	$119,506,826	$23,864,028	$28,734,895	$46,127,419	$24,584,118

Change in units:
Beginning units	15,940,713	7,840,678	6,614,263	4,035,544	2,339,958	2,802,728	1,561,891	928,177

Units purchased	9,847,847	9,683,394	2,724,362	3,386,747	230,669	272,237	1,471,010	938,194
Units redeemed	(2,730,641)	(1,583,359)	(1,120,408)	(808,028)	(651,234)	(735,007)	(571,966)	(304,480)

Ending units	23,057,919	15,940,713	8,218,217	6,614,263	1,919,393	2,339,958	2,460,935	1,561,891

(f)	Formerly known as Discovery Subaccount.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(57,003)	$(47,961)	$(73,119)	$(68,309)	$(577,094)	$(572,453)	$(182,749)	$(261,111)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(178,318)	(405,869)	(59,804)	(322,386)	1,403,615	504,611	1,182,963	(335,400)
Unrealized gain (loss)	521,622	881,024	1,473,140	675,468	2,993,436	3,880,574	10,585,572	3,589,963

Net increase (decrease) in contract owners’ equity from operations	286,301	427,194	1,340,217	284,773	3,819,957	3,812,732	11,585,786	2,993,452

Equity transactions:
Contract purchase payments (note 1)	1,061,741	243,776	361,848	402,942	3,048,512	2,549,598	4,151,606	4,892,435
Extra credit fund deposits (note 1)	4,824	801	1,049	253	6,617	6,827	17,788	27,043
Transfers to and from fixed dollar contract and other subaccounts	437,955	(96,979)	(62,305)	(78,389)	(1,476,690)	(3,739,225)	(9,405,479)	1,585,535
Withdrawals and surrenders	(478,729)	(712,549)	(828,199)	(546,416)	(5,491,298)	(4,667,908)	(12,100,635)	(11,184,946)
Surrender charges (note 2)	(7,864)	(17,859)	(12,656)	(12,608)	(57,844)	(60,269)	(154,672)	(150,932)
Annual contract charges (note 2)	(13,525)	(7,205)	(13,915)	(11,260)	(86,558)	(69,716)	(145,715)	(141,152)
Annuity and death benefit payments	(55,323)	(39,245)	(42,947)	(31,077)	(546,918)	(613,361)	(1,939,209)	(1,166,042)

Net equity transactions	949,079	(629,260)	(597,125)	(276,555)	(4,604,179)	(6,594,054)	(19,576,316)	(6,138,059)

Net change in contract owners’ equity	1,235,380	(202,066)	743,092	8,218	(784,222)	(2,781,322)	(7,990,530)	(3,144,607)
Contract owners’ equity:
Beginning of period	4,024,055	4,226,121	5,788,837	5,780,619	47,358,139	50,139,461	97,107,718	100,252,325

End of period	$5,259,435	$4,024,055	$6,531,929	$5,788,837	$46,573,917	$47,358,139	$89,117,188	$97,107,718

Change in units:
Beginning units	639,325	746,923	787,643	771,074	2,649,023	3,013,264	7,724,392	8,103,050

Units purchased	394,482	137,332	185,074	244,038	506,082	502,455	849,111	1,512,729
Units redeemed	(200,589)	(244,930)	(237,336)	(227,469)	(678,675)	(866,696)	(2,321,518)	(1,891,387)

Ending units	833,218	639,325	735,381	787,643	2,476,430	2,649,023	6,251,985	7,724,392

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Blue Chip		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(74,707)	$(106,651)	$(636,915)	$1,452,433	$(271,382)	$(252,408)	$(390,844)	$(211,468)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	758,534	639,255	354,952	400,068	637,899	324,807	175,038	187,002
Unrealized gain (loss)	2,672,279	233,444	4,469,569	(1,202,521)	3,212,334	114,502	2,361,733	610,617

Net increase (decrease) in contract owners’ equity from operations	3,356,106	766,048	4,187,606	649,980	3,578,851	186,901	2,145,927	586,151

Equity transactions:
Contract purchase payments (note 1)	482,878	624,777	7,529,735	4,900,738	1,561,167	760,847	5,552,517	4,625,013
Extra credit fund deposits (note 1)	5,425	9,114	61,609	45,507	6,458	1,521	32,377	20,696
Transfers to and from fixed dollar contract and other subaccounts	3,155,251	(651,815)	8,666,640	7,368,642	1,084,752	99,202	8,408,309	7,872,941
Withdrawals and surrenders	(2,344,185)	(2,259,353)	(2,548,346)	(3,057,320)	(2,732,841)	(1,984,350)	(1,067,628)	(854,363)
Surrender charges (note 2)	(28,856)	(35,873)	(39,193)	(50,349)	(23,443)	(43,200)	(18,967)	(19,155)
Annual contract charges (note 2)	(36,198)	(52,474)	(134,587)	(57,604)	(43,004)	(32,345)	(104,761)	(30,040)
Annuity and death benefit payments	(472,315)	(397,284)	(853,392)	(580,049)	(276,302)	(281,996)	(489,771)	(256,514)

Net equity transactions	762,000	(2,762,908)	12,682,466	8,569,565	(423,213)	(1,480,321)	12,312,076	11,358,578

Net change in contract owners’ equity	4,118,106	(1,996,860)	16,870,072	9,219,545	3,155,638	(1,293,420)	14,458,003	11,944,729
Contract owners’ equity:
Beginning of period	23,208,869	25,205,729	40,813,219	31,593,674	19,700,316	20,993,736	23,233,126	11,288,397

End of period	$27,326,975	$23,208,869	$57,683,291	$40,813,219	$22,855,954	$19,700,316	$37,691,129	$23,233,126

Change in units:
Beginning units	2,097,300	2,353,715	3,136,664	2,469,538	1,203,188	1,317,109	5,895,658	2,868,696

Units purchased	404,936	164,519	1,970,449	1,435,457	312,579	272,987	4,451,806	4,232,638
Units redeemed	(350,775)	(420,934)	(1,025,003)	(768,331)	(371,762)	(386,908)	(1,256,916)	(1,205,676)

Ending units	2,151,461	2,097,300	4,082,110	3,136,664	1,144,005	1,203,188	9,090,548	5,895,658

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Bristol		Bryton Growth		U.S. Equity		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(332,763)	$(166,017)	$(196,258)	$(61,661)	$(171,514)	$(105,473)	$(1,433)	$(30,350)
Reinvested capital gains	0	0	169,791	0	0	0	0	0
Realized gain (loss)	58,436	7,738	172,302	29,406	112,657	17,663	65,266	11,373
Unrealized gain (loss)	6,063,102	1,520,248	2,078,164	428,639	1,041,394	896,106	532,483	121,060

Net increase (decrease) in contract owners’ equity from operations	5,788,775	1,361,969	2,223,999	396,384	982,537	808,296	596,316	102,083

Equity transactions:
Contract purchase payments (note 1)	11,524,743	7,554,347	6,846,427	2,433,285	5,939,974	3,741,719	915,309	799,857
Extra credit fund deposits (note 1)	67,080	48,747	40,550	15,998	29,325	30,555	477	744
Transfers to and from fixed dollar contract and other subaccounts	15,216,858	14,608,554	8,338,052	4,185,655	1,616,328	3,065,819	1,733,514	1,570,735
Withdrawals and surrenders	(834,781)	(270,907)	(313,513)	(89,920)	(170,621)	(56,649)	(114,164)	(40,407)
Surrender charges (note 2)	(16,392)	(7,782)	(6,360)	(1,573)	(4,566)	(507)	(2,747)	(201)
Annual contract charges (note 2)	(155,104)	(23,498)	(55,138)	(11,533)	(55,004)	(18,100)	(19,945)	(3,070)
Annuity and death benefit payments	(698,446)	(233,956)	(174,528)	(39,775)	(110,307)	(30,770)	(42,856)	(10,095)

Net equity transactions	25,103,958	21,675,505	14,675,490	6,492,137	7,245,129	6,732,067	2,469,588	2,317,563

Net change in contract owners’ equity	30,892,733	23,037,474	16,899,489	6,888,521	8,227,666	7,540,363	3,065,904	2,419,646
Contract owners’ equity:
Beginning of period	24,796,136	1,758,662	8,707,821	1,819,300	12,247,510	4,707,147	4,085,543	1,665,897

End of period	$55,688,869	$24,796,136	$25,607,310	$8,707,821	$20,475,176	$12,247,510	$7,151,447	$4,085,543

Change in units:
Beginning units	2,042,000	160,090	872,635	187,686	983,957	405,606	356,380	148,370

Units purchased	2,284,024	1,997,738	1,588,500	756,807	684,521	605,675	276,203	232,714
Units redeemed	(335,121)	(115,828)	(233,802)	(71,858)	(128,613)	(27,324)	(79,076)	(24,704)

Ending units	3,990,903	2,042,000	2,227,333	872,635	1,539,865	983,957	553,507	356,380

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Ohio National Fund, Inc.

	Covered Call		Target VIP		Target Equity/Income
	Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005(b)	2006	2005(b)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(65,025)	$(41,234)	$(69,565)	$(2,278)	$(51,836)	$(5,310)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	27,705	36,630	1,096	(359)	172,092	(326)
Unrealized gain (loss)	181,760	92,975	764,673	3,038	1,097,604	16,636

Net increase (decrease) in contract owners’ equity from operations	144,440	88,371	696,204	401	1,217,860	11,000

Equity transactions:
Contract purchase payments (note 1)	554,120	1,044,157	4,751,306	1,047,489	7,186,113	1,494,682
Extra credit fund deposits (note 1)	847	3,257	14,804	0	26,569	8
Transfers to and from fixed dollar contract and other subaccounts	803,747	1,105,669	3,641,815	370,834	8,720,768	2,062,204
Withdrawals and surrenders	(31,338)	(79,081)	(36,272)	0	(211,158)	(4,583)
Surrender charges (note 2)	(462)	(1,030)	(352)	0	(781)	(18)
Annual contract charges (note 2)	(15,826)	(6,459)	(6,329)	0	(40,281)	0
Annuity and death benefit payments	(14,779)	(8,103)	(43,967)	(386)	(106,780)	(906)

Net equity transactions	1,296,309	2,058,410	8,321,005	1,417,937	15,574,450	3,551,387

Net change in contract owners’ equity	1,440,749	2,146,781	9,017,209	1,418,338	16,792,310	3,562,387
Contract owners’ equity:
Beginning of period	4,107,102	1,960,321	1,418,338	0	3,562,387	0

End of period	$5,547,851	$4,107,102	$10,435,547	$1,418,338	$20,354,697	$3,562,387

Change in units:
Beginning units	379,140	183,953	140,194	0	352,432	0

Units purchased	196,502	473,843	859,089	140,329	2,051,979	353,181
Units redeemed	(77,365)	(278,656)	(55,943)	(135)	(541,057)	(749)

Ending units	498,277	379,140	943,340	140,194	1,863,354	352,432

(b)	Period from November 2, 2005, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Dow Target 10 Portfolios

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$139,837	$(33,316)	$153,752	$(42,273)	$159,773	$(38,406)	$106,260	$(25,651)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	132,455	91,960	108,455	84,758	93,184	60,013	63,894	43,010
Unrealized gain (loss)	297,406	(263,215)	515,937	(176,651)	499,079	(230,317)	296,368	(134,482)

Net increase (decrease) in contract owners’ equity from operations	569,698	(204,571)	778,144	(134,166)	752,036	(208,710)	466,522	(117,123)

Equity transactions:
Contract purchase payments (note 1)	124,959	83,313	81,972	307,964	582,315	194,061	528,751	152,763
Extra credit fund deposits (note 1)	827	520	623	7,648	234	1,786	334	0
Transfers to and from fixed dollar contract and other subaccounts	(161,820)	(157,266)	1,231	42,478	136,654	63,706	(59,633)	65,461
Withdrawals and surrenders	(282,637)	(274,677)	(374,489)	(327,754)	(370,232)	(398,202)	(122,392)	(195,963)
Surrender charges (note 2)	(1,295)	(977)	(742)	(1,358)	(792)	(3,637)	(337)	(1,715)
Annual contract charges (note 2)	(6,042)	(5,742)	(7,723)	(4,931)	(6,465)	(5,516)	(5,450)	(4,462)
Annuity and death benefit payments	(27,738)	(29,240)	(72,636)	(57,469)	(16,801)	(33,988)	(21,342)	(39,812)

Net equity transactions	(353,746)	(384,069)	(371,764)	(33,422)	324,913	(181,790)	319,931	(23,728)

Net change in contract owners’ equity	215,952	(588,640)	406,380	(167,588)	1,076,949	(390,500)	786,453	(140,851)
Contract owners’ equity:
Beginning of period	2,201,084	2,789,724	2,977,640	3,145,228	2,888,230	3,278,730	2,027,383	2,168,234

End of period	$2,417,036	$2,201,084	$3,384,020	$2,977,640	$3,965,179	$2,888,230	$2,813,836	$2,027,383

Change in units:
Beginning units	220,702	258,822	265,196	269,232	311,200	329,746	195,982	197,285

Units purchased	38,323	43,569	17,545	58,275	103,160	54,655	65,965	42,008
Units redeemed	(68,417)	(81,689)	(47,290)	(62,311)	(76,843)	(73,201)	(46,374)	(43,311)

Ending units	190,608	220,702	235,451	265,196	337,517	311,200	215,573	195,982

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Dow Target 5 Portfolios

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$32,115	$(10,082)	$29,630	$(7,605)	$33,694	$(7,117)	$38,620	$(8,995)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	52,898	14,886	18,150	21,932	11,037	623	18,188	9,479
Unrealized gain (loss)	182,249	(25,553)	179,922	(42,040)	149,300	(114,233)	149,142	(98,730)

Net increase (decrease) in contract owners’ equity from operations	267,262	(20,749)	227,702	(27,713)	194,031	(120,727)	205,950	(98,246)

Equity transactions:
Contract purchase payments (note 1)	22,820	120,005	61,433	32,043	16,168	118,533	121,501	23,152
Extra credit fund deposits (note 1)	315	2,932	555	572	643	1,408	1,284	22
Transfers to and from fixed dollar contract and other subaccounts	(5,055)	81,239	78,919	70,600	398,397	(18,472)	283,008	26,080
Withdrawals and surrenders	(63,783)	(25,760)	(20,049)	(31,961)	(57,179)	(52,776)	(57,884)	(73,712)
Surrender charges (note 2)	(952)	(38)	(35)	(216)	(543)	(544)	(293)	(589)
Annual contract charges (note 2)	(2,519)	(1,178)	(2,561)	(855)	(2,560)	(1,592)	(2,027)	(1,736)
Annuity and death benefit payments	(9,339)	(9,297)	(9,845)	(6,347)	(22,359)	(10,327)	(12,769)	(25,060)

Net equity transactions	(58,513)	167,903	108,417	63,836	332,567	36,230	332,820	(51,843)

Net change in contract owners’ equity	208,749	147,154	336,119	36,123	526,598	(84,497)	538,770	(150,089)
Contract owners’ equity:
Beginning of period	732,426	585,272	546,874	510,751	508,244	592,741	609,322	759,411

End of period	$941,175	$732,426	$882,993	$546,874	$1,034,842	$508,244	$1,148,092	$609,322

Change in units:
Beginning units	64,264	49,534	44,383	39,617	54,740	50,896	65,692	70,645

Units purchased	18,449	33,506	15,749	14,943	49,347	18,032	38,356	8,212
Units redeemed	(23,231)	(18,776)	(7,426)	(10,177)	(21,278)	(14,188)	(13,600)	(13,165)

Ending units	59,482	64,264	52,706	44,383	82,809	54,740	90,448	65,692

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Fidelity Variable Insurance Products Fund

	VIP Growth		VIP Equity-Income		VIP High Income Bond
	Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(23,356)	$(24,853)	$58,336	$15,211	$32,429	$107,568
Reinvested capital gains	0	0	339,865	127,606	0	0
Realized gain (loss)	(132,308)	(467,323)	56,293	28,278	(99,642)	(102,921)
Unrealized gain (loss)	295,310	599,094	30,123	(41,378)	127,012	4,395

Net increase (decrease) in contract owners’ equity from operations	139,646	106,918	484,617	129,717	59,799	9,042

Equity transactions:
Contract purchase payments (note 1)	37,024	61,253	20,355	36,521	1,466	1,304
Extra credit fund deposits (note 1)	0	0	0	0	0	0
Transfers to and from fixed dollar contract and other subaccounts	(241,285)	(618,552)	(17,162)	(145,892)	(23,059)	(11,009)
Withdrawals and surrenders	(598,900)	(958,108)	(599,856)	(732,220)	(194,105)	(199,223)
Surrender charges (note 2)	(4,990)	(4,307)	(4,435)	(5,067)	(317)	(1,318)
Annual contract charges (note 2)	(3,069)	(3,936)	(2,467)	(3,119)	(411)	(587)
Annuity and death benefit payments	(7,957)	(8,336)	(15,079)	(134,703)	(16,999)	(3,809)

Net equity transactions	(819,177)	(1,531,986)	(618,644)	(984,480)	(233,425)	(214,642)

Net change in contract owners’ equity	(679,531)	(1,425,068)	(134,027)	(854,763)	(173,626)	(205,600)
Contract owners’ equity:
Beginning of period	3,128,754	4,553,822	2,964,244	3,819,007	697,835	903,435

End of period	$2,449,223	$3,128,754	$2,830,217	$2,964,244	$524,209	$697,835

Change in units:
Beginning units	194,709	295,990	168,166	226,431	63,067	82,781

Units purchased	2,790	17,465	6,933	6,508	129	172
Units redeemed	(53,001)	(118,746)	(39,781)	(64,773)	(20,054)	(19,886)

Ending units	144,498	194,709	135,318	168,166	43,142	63,067

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Janus Aspen Series — Institutional Shares

	Large Cap Growth		International Growth		Worldwide Growth		Balanced
	Subaccount(d)		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(109,379)	$(157,086)	$44,886	$(3,213)	$34,242	$3,033	$158,055	$241,971
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(1,448,539)	(2,481,172)	824,510	300,079	(521,108)	(1,098,640)	454,346	(158,330)
Unrealized gain (loss)	2,812,642	3,015,613	1,593,350	1,082,041	1,720,992	1,474,390	1,266,498	1,571,300

Net increase (decrease) in contract owners’ equity from operations	1,254,724	377,355	2,462,746	1,378,907	1,234,126	378,783	1,878,899	1,654,941

Equity transactions:
Contract purchase payments (note 1)	239,809	102,495	49,614	10,282	99,954	83,308	138,435	149,432
Extra credit fund deposits (note 1)	377	194	51	17	213	171	157	88
Transfers to and from fixed dollar contract and other subaccounts	(950,706)	(1,756,560)	1,069,158	436,267	(860,964)	(1,742,666)	(1,452,147)	(3,009,095)
Withdrawals and surrenders	(2,337,776)	(2,731,172)	(1,272,954)	(439,892)	(1,728,458)	(1,738,357)	(5,586,998)	(5,871,448)
Surrender charges (note 2)	(7,804)	(23,065)	(4,909)	(3,874)	(8,918)	(16,274)	(19,609)	(40,536)
Annual contract charges (note 2)	(23,973)	(29,502)	(10,052)	(8,287)	(13,301)	(19,197)	(23,032)	(37,914)
Annuity and death benefit payments	(277,867)	(254,071)	(116,546)	(104,769)	(166,118)	(243,533)	(582,789)	(621,559)

Net equity transactions	(3,357,940)	(4,691,681)	(285,638)	(110,256)	(2,677,592)	(3,676,548)	(7,525,983)	(9,431,032)

Net change in contract owners’ equity	(2,103,216)	(4,314,326)	2,177,108	1,268,651	(1,443,466)	(3,297,765)	(5,647,084)	(7,776,091)
Contract owners’ equity:
Beginning of period	14,646,435	18,960,761	5,602,870	4,334,219	9,450,234	12,747,999	24,898,454	32,674,545

End of period	$12,543,219	$14,646,435	$7,779,978	$5,602,870	$8,006,768	$9,450,234	$19,251,370	$24,898,454

Change in units:
Beginning units	1,504,701	2,002,578	334,176	337,765	949,145	1,334,120	1,682,516	2,339,609

Units purchased	64,232	35,887	94,351	77,691	31,301	30,422	43,095	42,677
Units redeemed	(394,591)	(533,764)	(109,280)	(81,280)	(292,079)	(415,397)	(526,258)	(699,770)

Ending units	1,174,342	1,504,701	319,247	334,176	688,367	949,145	1,199,353	1,682,516

(d)	Formerly known as Growth Subaccount.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Legg Mason Partners Variable Portfolios I, Inc.(i)

	All Cap		Total Return		Investors
	Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$16,869	$(56,596)	$47,114	$39,297	$23,625	$(9,624)
Reinvested capital gains	578,523	10,048	123,462	46,741	155,418	0
Realized gain (loss)	479,445	278,101	183,290	88,091	172,799	160,770
Unrealized gain (loss)	1,298,738	145,618	389,883	(51,938)	630,795	137,786

Net increase (decrease) in contract owners’ equity from operations	2,373,575	377,171	743,749	122,191	982,637	288,932

Equity transactions:
Contract purchase payments (note 1)	912,220	741,475	220,551	219,940	434,148	94,255
Extra credit fund deposits (note 1)	5,138	2,040	3,253	617	1,147	34
Transfers to and from fixed dollar contract and other subaccounts	724,822	423,437	(130,977)	(395,481)	139,121	(13,635)
Withdrawals and surrenders	(1,313,565)	(860,398)	(752,527)	(534,879)	(407,095)	(592,038)
Surrender charges (note 2)	(9,189)	(11,639)	(3,012)	(4,709)	(8,437)	(4,294)
Annual contract charges (note 2)	(46,738)	(28,436)	(10,659)	(8,826)	(10,505)	(7,848)
Annuity and death benefit payments	(253,961)	(305,286)	(128,183)	(113,052)	(85,825)	(129,591)

Net equity transactions	18,727	(38,807)	(801,554)	(836,390)	62,554	(653,117)

Net change in contract owners’ equity	2,392,302	338,364	(57,805)	(714,199)	1,045,191	(364,185)
Contract owners’ equity:
Beginning of period	14,276,355	13,937,991	7,008,457	7,722,656	5,965,917	6,330,102

End of period	$16,668,657	$14,276,355	$6,950,652	$7,008,457	$7,011,108	$5,965,917

Change in units:
Beginning units	844,370	845,895	587,330	659,241	437,667	488,333

Units purchased	196,286	205,602	76,221	53,592	68,203	59,909
Units redeemed	(187,833)	(207,127)	(138,631)	(125,503)	(65,022)	(110,575)

Ending units	852,823	844,370	524,920	587,330	440,848	437,667

(i)	Formerly known as Salomon Brothers Variable Series Funds Inc.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

							Strong Variable
							Insurance
							Funds, Inc.
	Wells Fargo Advantage Variable Trust Funds (note 4)						(note 4)

							Mid-Cap
	Opportunity		Small/Mid Cap Value		Discovery		Growth II
	Subaccount		Subaccount(g)		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(216,957)	$(242,059)	$(20,706)	$(13,152)	$(225,930)	$(177,243)	$(69,022)
Reinvested capital gains	1,811,496	0	243,090	0	0	0	0
Realized gain (loss)	407,571	282,960	93,851	47,986	981,250	218,603	(11,798,834)
Unrealized gain (loss)	(328,232)	1,066,265	(111,325)	155,040	1,310,492	2,532,763	10,695,283

Net increase (decrease) in contract owners’ equity from operations	1,673,878	1,107,166	204,910	189,874	2,065,812	2,574,123	(1,172,573)

Equity transactions:
Contract purchase payments (note 1)	128,613	129,778	3,250	4,273	90,426	65,540	30,757
Extra credit fund deposits (note 1)	1,025	960	0	0	122	175	187
Transfers to and from fixed dollar contract and other subaccounts	(961,149)	(1,783,551)	(129,711)	53,746	(1,614,431)	17,331,252	(19,185,733)
Withdrawals and surrenders	(2,164,096)	(1,778,604)	(198,665)	(83,455)	(3,088,086)	(1,226,347)	(566,246)
Surrender charges (note 2)	(18,798)	(26,340)	(1,717)	(1,454)	(15,781)	(17,489)	(8,009)
Annual contract charges (note 2)	(24,344)	(41,916)	(2,035)	(1,876)	(25,372)	(31,494)	(7,766)
Annuity and death benefit payments	(225,801)	(511,895)	(11,730)	(12,710)	(299,286)	(189,656)	(84,038)

Net equity transactions	(3,264,550)	(4,011,568)	(340,608)	(41,476)	(4,952,408)	15,931,981	(19,820,848)

Net change in contract owners’ equity	(1,590,672)	(2,904,402)	(135,698)	148,398	(2,886,596)	18,506,104	(20,993,421)
Contract owners’ equity:
Beginning of period	17,656,279	20,560,681	1,584,494	1,436,096	18,506,104	0	20,993,421

End of period	$16,065,607	$17,656,279	$1,448,796	$1,584,494	$15,619,508	$18,506,104	$0

Change in units:
Beginning units	1,155,940	1,434,165	115,141	120,196	1,502,849	0	1,844,960

Units purchased	39,386	29,941	3,055	16,676	17,001	1,744,839	11,559
Units redeemed	(245,225)	(308,166)	(25,823)	(21,731)	(388,185)	(241,990)	(1,856,519)

Ending units	950,101	1,155,940	92,373	115,141	1,131,665	1,502,849	0

(g)	Formerly known as Multi Cap Value Subaccount.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Van Kampen Universal Institutional Funds — Class I

	Core Plus Fixed Income		U.S. Real Estate		Value		Emerging Markets Debt
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$77,914	$86,674	$(28,556)	$(10,722)	$2,993	$843	$13,499	$13,267
Reinvested capital gains	15,691	29,036	1,060,361	295,233	78,320	59,076	3,500	3,384
Realized gain (loss)	28,681	75,432	690,593	386,616	28,776	57,059	13,660	2,248
Unrealized gain (loss)	(61,283)	(77,551)	3,311,999	1,087,009	(894)	(94,194)	(15,255)	2,007

Net increase (decrease) in contract owners’ equity from operations	61,003	113,591	5,034,397	1,758,136	109,195	22,784	15,404	20,906

Equity transactions:
Contract purchase payments (note 1)	160	16,841	197,863	171,057	0	0	0	0
Extra credit fund deposits (note 1)	0	71	1,927	1,962	0	0	0	0
Transfers to and from fixed dollar contract and other subaccounts	(122,954)	162,240	2,617,899	3,252,773	(12,585)	(65,189)	3,239	(5,407)
Withdrawals and surrenders	(473,812)	(1,088,195)	(1,306,831)	(937,612)	(95,306)	(248,249)	(88,655)	(3,463)
Surrender charges (note 2)	(679)	(1,706)	(10,542)	(11,495)	(994)	(117)	(1)	0
Annual contract charges (note 2)	(2,533)	(3,233)	(16,256)	(11,445)	(507)	(616)	(110)	(100)
Annuity and death benefit payments	(74,760)	(202,824)	(237,601)	(155,445)	(51,876)	(11,357)	(516)	(179)

Net equity transactions	(674,578)	(1,116,806)	1,246,459	2,309,795	(161,268)	(325,528)	(86,043)	(9,149)

Net change in contract owners’ equity	(613,575)	(1,003,215)	6,280,856	4,067,931	(52,073)	(302,744)	(70,639)	11,757
Contract owners’ equity:
Beginning of period	3,452,672	4,455,887	13,513,266	9,445,335	807,637	1,110,381	214,347	202,590

End of period	$2,839,097	$3,452,672	$19,794,122	$13,513,266	$755,564	$807,637	$143,708	$214,347

Change in units:
Beginning units	248,531	330,241	525,398	425,247	62,411	88,598	12,771	13,362

Units purchased	16,794	33,460	166,176	228,193	31	434	422	281
Units redeemed	(65,413)	(115,170)	(127,405)	(128,042)	(11,749)	(26,621)	(5,314)	(872)

Ending units	199,912	248,531	564,169	525,398	50,693	62,411	7,879	12,771

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Goldman Sachs Variable Insurance Trust

	Growth & Income		Structured U.S. Equity		Capital Growth
	Subaccount		Subaccount(h)		Subaccount

	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$917,755	$444,162	$(50,013)	$(58,840)	$(170,120)	$(160,662)
Reinvested capital gains	5,120,394	0	0	0	0	0
Realized gain (loss)	470,825	16,818	383,941	25,349	119,095	(19,872)
Unrealized gain (loss)	12,017,821	924,298	5,978,970	2,426,038	1,063,622	367,405

Net increase (decrease) in contract owners’ equity from operations	18,526,795	1,385,278	6,312,898	2,392,547	1,012,597	186,871

Equity transactions:
Contract purchase payments (note 1)	29,922,408	14,512,300	8,656,415	9,160,301	696,394	1,173,325
Extra credit fund deposits (note 1)	163,185	110,061	48,062	46,573	2,394	6,937
Transfers to and from fixed dollar contract and other subaccounts	34,606,169	26,101,796	10,960,857	17,647,344	322,002	(952,760)
Withdrawals and surrenders	(3,225,292)	(1,712,673)	(2,018,923)	(1,130,372)	(702,304)	(561,717)
Surrender charges (note 2)	(45,535)	(27,943)	(37,311)	(26,233)	(11,236)	(12,949)
Annual contract charges (note 2)	(351,771)	(95,940)	(217,086)	(60,177)	(50,631)	(39,397)
Annuity and death benefit payments	(1,442,513)	(669,297)	(1,050,753)	(535,533)	(230,026)	(165,155)

Net equity transactions	59,626,651	38,218,304	16,341,261	25,101,903	26,593	(551,716)

Net change in contract owners’ equity	78,153,446	39,603,582	22,654,159	27,494,450	1,039,190	(364,845)
Contract owners’ equity:
Beginning of period	64,196,920	24,593,338	42,692,599	15,198,149	14,148,830	14,513,675

End of period	$142,350,366	$64,196,920	$65,346,758	$42,692,599	$15,188,020	$14,148,830

Change in units:
Beginning units	6,394,626	2,510,206	3,751,174	1,410,688	1,321,846	1,377,910

Units purchased	6,478,003	4,358,643	2,125,855	2,637,317	184,020	419,319
Units redeemed	(1,152,355)	(474,223)	(730,424)	(296,831)	(180,547)	(475,383)

Ending units	11,720,274	6,394,626	5,146,605	3,751,174	1,325,319	1,321,846

(h)	Formerly known as Core U.S. Equity Subaccount.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Lazard Retirement Series, Inc.

	Emerging Markets		Small Cap		Equity		International Equity
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005(a)	2006	2005(a)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(439,328)	$(210,656)	$(469,754)	$(456,782)	$(1,489)	$(119)	$(7,044)	$(384)
Reinvested capital gains	3,497,520	869,616	2,853,563	2,552,120	0	0	214,176	5,965
Realized gain (loss)	2,314,525	1,263,903	1,454,955	1,019,564	1,333	5	27,416	105
Unrealized gain (loss)	8,404,034	6,174,583	1,298,874	(2,156,218)	50,183	2,634	724,450	68,190

Net increase (decrease) in contract owners’ equity from operations	13,776,751	8,097,446	5,137,638	958,684	50,027	2,520	958,998	73,876

Equity transactions:
Contract purchase payments (note 1)	13,038,766	6,672,347	2,864,395	2,544,266	67,384	18,636	2,504,861	470,885
Extra credit fund deposits (note 1)	48,046	48,690	6,015	21,672	71	240	8,798	356
Transfers to and from fixed dollar contract and other subaccounts	10,150,244	14,091,278	(2,220,536)	(491,583)	257,977	89,214	6,057,693	798,018
Withdrawals and surrenders	(4,940,038)	(1,203,253)	(2,429,509)	(2,138,092)	(301)	0	(428,055)	(303)
Surrender charges (note 2)	(82,546)	(12,377)	(36,314)	(41,514)	0	0	(14,045)	0
Annual contract charges (note 2)	(136,432)	(29,042)	(89,131)	(67,663)	(929)	(134)	(12,829)	(11)
Annuity and death benefit payments	(552,282)	(174,344)	(474,018)	(476,963)	(3,455)	0	(88,697)	(11,138)

Net equity transactions	17,525,758	19,393,299	(2,379,098)	(649,877)	320,747	107,956	8,027,726	1,257,807

Net change in contract owners’ equity	31,302,509	27,490,745	2,758,540	308,807	370,774	110,476	8,986,724	1,331,683
Contract owners’ equity:
Beginning of period	41,107,377	13,616,632	35,699,686	35,390,879	110,476	0	1,331,683	0

End of period	$72,409,886	$41,107,377	$38,458,226	$35,699,686	$481,250	$110,476	$10,318,407	$1,331,683

Change in units:
Beginning units	2,027,488	931,247	2,123,760	2,159,593	10,434	0	116,773	0

Units purchased	1,911,479	1,692,073	473,533	593,443	30,283	10,447	739,231	120,134
Units redeemed	(1,148,287)	(595,832)	(596,149)	(629,276)	(1,494)	(13)	(108,507)	(3,361)

Ending units	2,790,680	2,027,488	2,001,144	2,123,760	39,223	10,434	747,497	116,773

(a)	Period from May 2, 2005, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

							Old Mutual Insurance
	The Prudential Series Fund, Inc.				UBS Series Trust — Class I		Series Fund(e)

							Technology &
	Jennison 20/20 Focus		Jennison		U.S. Allocation		Communications
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(376,739)	$(185,446)	$(103,945)	$(95,316)	$91,056	$3,296	$(32,618)	$(35,580)
Reinvested capital gains	1,530,345	0	0	0	0	0	0	0
Realized gain (loss)	291,373	485,245	37,955	(19,066)	113,067	44,880	(435,309)	(715,094)
Unrealized gain (loss)	2,075,345	2,260,476	91,753	988,851	521,846	413,111	539,716	947,358

Net increase (decrease) in contract owners’ equity from operations	3,520,324	2,560,275	25,763	874,469	725,969	461,287	71,789	196,684

Equity transactions:
Contract purchase payments (note 1)	7,540,924	1,863,377	981,142	306,782	16,927	361,919	38,187	33,731
Extra credit fund deposits (note 1)	29,348	4,343	2,997	1,816	479	1,222	194	299
Transfers to and from fixed dollar contract and other subaccounts	10,730,867	1,536,994	1,511,011	159,493	(486,349)	(573,069)	(220,734)	(247,742)
Withdrawals and surrenders	(1,247,090)	(741,376)	(613,003)	(488,143)	(652,246)	(965,404)	(324,035)	(208,090)
Surrender charges (note 2)	(16,175)	(24,105)	(4,554)	(7,404)	(8,801)	(17,485)	(3,917)	(6,024)
Annual contract charges (note 2)	(73,668)	(35,759)	(20,619)	(16,054)	(20,030)	(19,643)	(4,721)	(5,035)
Annuity and death benefit payments	(285,692)	(230,329)	(148,356)	(113,874)	(132,979)	(99,100)	(31,217)	(25,944)

Net equity transactions	16,678,514	2,373,145	1,708,618	(157,384)	(1,282,999)	(1,311,560)	(546,243)	(458,805)

Net change in contract owners’ equity	20,198,838	4,933,420	1,734,381	717,085	(557,030)	(850,273)	(474,454)	(262,121)
Contract owners’ equity:
Beginning of period	18,172,538	13,239,118	7,740,060	7,022,975	8,269,061	9,119,334	2,774,445	3,036,566

End of period	$38,371,376	$18,172,538	$9,474,441	$7,740,060	$7,712,031	$8,269,061	$2,299,991	$2,774,445

Change in units:
Beginning units	1,445,589	1,263,950	1,061,682	1,086,201	862,457	999,077	1,490,626	1,769,320

Units purchased	1,813,916	547,477	430,493	200,476	11,435	101,149	73,019	194,904
Units redeemed	(541,253)	(365,838)	(193,054)	(224,995)	(138,440)	(237,769)	(368,393)	(473,598)

Ending units	2,718,252	1,445,589	1,299,121	1,061,682	735,452	862,457	1,195,252	1,490,626

(e)	Formerly known as PBHG Insurance Series Fund.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Fidelity Variable Insurance Products Fund — Service Class 2

	VIP Mid Cap		VIP Contrafund		VIP Growth		VIP Equity-Income
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,685,091)	$(1,215,956)	$(306,202)	$(818,311)	$(272,618)	$(240,406)	$928,033	$(60,599)
Reinvested capital gains	15,154,666	1,282,659	13,116,011	9,997	0	0	6,414,967	547,595
Realized gain (loss)	1,698,076	483,339	165,876	95,438	(93,070)	(408,134)	179,157	18,007
Unrealized gain (loss)	(627,601)	14,776,422	(35,084)	11,422,692	1,552,822	1,536,425	(87,342)	667,231

Net increase (decrease) in contract owners’ equity from operations	14,540,050	15,326,464	12,940,601	10,709,816	1,187,134	887,885	7,434,815	1,172,234

Equity transactions:
Contract purchase payments (note 1)	22,683,896	14,955,072	25,639,008	13,046,235	1,072,188	1,158,872	20,598,006	4,107,021
Extra credit fund deposits (note 1)	132,398	104,505	122,397	124,392	10,754	4,899	112,301	22,842
Transfers to and from fixed dollar contract and other subaccounts	20,335,959	23,451,239	47,824,703	24,617,318	717,765	(166,008)	23,587,443	9,370,622
Withdrawals and surrenders	(7,130,810)	(5,428,458)	(6,723,775)	(3,438,124)	(1,722,155)	(1,291,240)	(1,502,668)	(786,580)
Surrender charges (note 2)	(102,527)	(110,370)	(76,003)	(59,327)	(27,494)	(25,205)	(16,989)	(13,437)
Annual contract charges (note 2)	(405,692)	(167,563)	(314,985)	(118,683)	(37,437)	(31,780)	(101,281)	(48,211)
Annuity and death benefit payments	(2,208,258)	(1,217,598)	(2,034,927)	(912,723)	(540,469)	(315,192)	(516,807)	(243,380)

Net equity transactions	33,304,966	31,586,827	64,436,418	33,259,088	(526,848)	(665,654)	42,160,005	12,408,877

Net change in contract owners’ equity	47,845,016	46,913,291	77,377,019	43,968,904	660,286	222,231	49,594,820	13,581,111
Contract owners’ equity:
Beginning of period	119,630,878	72,717,587	94,313,146	50,344,242	23,183,294	22,961,063	27,351,695	13,770,584

End of period	$167,475,894	$119,630,878	$171,690,165	$94,313,146	$23,843,580	$23,183,294	$76,946,515	$27,351,695

Change in units:
Beginning units	6,486,031	4,592,142	7,997,541	4,921,457	3,549,776	3,659,582	2,213,011	1,160,154

Units purchased	3,400,462	2,892,683	7,011,745	3,924,845	572,464	574,441	3,847,854	1,270,066
Units redeemed	(1,695,278)	(998,794)	(1,767,424)	(848,761)	(649,715)	(684,247)	(802,107)	(217,209)

Ending units	8,191,215	6,486,031	13,241,862	7,997,541	3,472,525	3,549,776	5,258,758	2,213,011

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Janus Aspen Series — Service Shares

	Large Cap Growth		Worldwide Growth		Balanced		International Growth
	Subaccount(d)		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(206,429)	$(235,950)	$47,497	$(19,870)	$349,150	$432,178	$393,070	$(24,988)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(680,469)	(1,092,408)	799,699	541,782	927,364	403,243	479,450	163,536
Unrealized gain (loss)	2,666,149	1,767,296	1,471,306	91,178	3,874,185	2,781,640	20,364,281	5,464,385

Net increase (decrease) in contract owners’ equity from operations	1,779,251	438,938	2,318,502	613,090	5,150,699	3,617,061	21,236,801	5,602,933

Equity transactions:
Contract purchase payments (note 1)	788,178	764,525	640,488	398,824	2,892,514	3,515,198	32,773,399	4,403,331
Extra credit fund deposits (note 1)	10,264	3,073	1,700	1,908	24,525	39,318	176,868	47,575
Transfers to and from fixed dollar contract and other subaccounts	371,745	(914,077)	(843,809)	(1,134,376)	(522,274)	(1,484,720)	32,272,686	6,583,659
Withdrawals and surrenders	(2,062,237)	(1,336,153)	(1,712,373)	(1,257,434)	(6,032,346)	(5,125,072)	(2,539,304)	(1,227,460)
Surrender charges (note 2)	(32,118)	(40,223)	(27,267)	(42,678)	(86,614)	(122,751)	(25,286)	(21,640)
Annual contract charges (note 2)	(36,880)	(28,489)	(26,825)	(38,730)	(90,947)	(105,813)	(118,821)	(28,562)
Annuity and death benefit payments	(358,431)	(351,429)	(301,758)	(214,104)	(1,323,018)	(1,538,058)	(667,468)	(217,238)

Net equity transactions	(1,319,479)	(1,902,773)	(2,269,844)	(2,286,590)	(5,138,160)	(4,821,898)	61,872,074	9,539,665

Net change in contract owners’ equity	459,772	(1,463,835)	48,658	(1,673,500)	12,539	(1,204,837)	83,108,875	15,142,598
Contract owners’ equity:
Beginning of period	19,586,314	21,050,149	15,908,304	17,581,804	61,351,651	62,556,488	27,846,402	12,703,804

End of period	$20,046,086	$19,586,314	$15,956,962	$15,908,304	$61,364,190	$61,351,651	$110,955,277	$27,846,402

Change in units:
Beginning units	3,306,871	3,646,436	2,713,607	3,125,209	5,736,714	6,214,230	3,084,866	1,857,675

Units purchased	468,925	332,847	295,469	256,620	622,381	680,092	6,597,986	1,643,888
Units redeemed	(688,556)	(672,412)	(669,870)	(668,222)	(1,092,381)	(1,157,608)	(1,129,035)	(416,697)

Ending units	3,087,240	3,306,871	2,339,206	2,713,607	5,266,714	5,736,714	8,553,817	3,084,866

(d)	Formerly known as Growth Subaccount.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	J.P. Morgan Series Trust II

	Small Company		Mid Cap Value
	Subaccount		Subaccount

	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(280,952)	$(239,103)	$(901,588)	$(711,120)
Reinvested capital gains	588,044	2,249,247	2,733,540	712,277
Realized gain (loss)	510,286	483,492	547,651	53,340
Unrealized gain (loss)	1,966,914	(2,093,367)	15,174,784	4,667,493

Net increase (decrease) in contract owners’ equity from operations	2,784,292	400,269	17,554,387	4,721,990

Equity transactions:
Contract purchase payments (note 1)	2,281,551	2,132,922	21,298,081	23,999,745
Extra credit fund deposits (note 1)	14,088	8,508	100,701	93,673
Transfers to and from fixed dollar contract and other subaccounts	449,062	(31,201)	22,134,470	31,426,215
Withdrawals and surrenders	(1,663,603)	(971,311)	(4,546,450)	(2,003,432)
Surrender charges (note 2)	(19,109)	(12,029)	(118,362)	(41,782)
Annual contract charges (note 2)	(72,037)	(46,090)	(488,101)	(133,768)
Annuity and death benefit payments	(334,984)	(237,320)	(1,793,533)	(789,202)

Net equity transactions	654,968	843,479	36,586,806	52,551,449

Net change in contract owners’ equity	3,439,260	1,243,748	54,141,193	57,273,439
Contract owners’ equity:
Beginning of period	19,768,143	18,524,395	92,473,997	35,200,558

End of period	$23,207,403	$19,768,143	$146,615,190	$92,473,997

Change in units:
Beginning units	1,569,988	1,501,270	5,145,910	2,112,226

Units purchased	456,305	613,344	2,911,917	3,473,083
Units redeemed	(402,118)	(544,626)	(984,486)	(439,399)

Ending units	1,624,175	1,569,988	7,073,341	5,145,910

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	AllianceBernstein Variable Product Series Fund, Inc. — Class B

	Global Bond		Growth & Income		Small Cap Growth
	Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$392	$30,951	$(2,935)	$(1,004)	$(2,639)	$(3,034)
Reinvested capital gains	3,195	4,701	75,552	0	0	0
Realized gain (loss)	(1,321)	1,741	71,008	47,455	24,940	6,011
Unrealized gain (loss)	9,358	(74,950)	57,966	(2,194)	(7,564)	1,751

Net increase (decrease) in contract owners’ equity from operations	11,624	(37,557)	201,591	44,257	14,737	4,728

Equity transactions:
Contract purchase payments (note 1)	0	450	0	700	0	876
Extra credit fund deposits (note 1)	0	0	0	0	0	0
Transfers to and from fixed dollar contract and other subaccounts	(13,097)	43,617	16,371	(50,226)	(2,762)	(20,779)
Withdrawals and surrenders	(15,346)	(34,099)	(229,352)	(231,535)	(80,143)	(10,241)
Surrender charges (note 2)	(164)	(530)	(544)	(2,579)	(164)	(151)
Annual contract charges (note 2)	(106)	(130)	(1,810)	(1,880)	(239)	(285)
Annuity and death benefit payments	(7,638)	(4,989)	(67,264)	(27,833)	(746)	(988)

Net equity transactions	(36,351)	4,319	(282,599)	(313,353)	(84,054)	(31,568)

Net change in contract owners’ equity	(24,727)	(33,238)	(81,008)	(269,096)	(69,317)	(26,840)
Contract owners’ equity:
Beginning of period	361,380	394,618	1,432,529	1,701,625	224,972	251,812

End of period	$336,653	$361,380	$1,351,521	$1,432,529	$155,655	$224,972

Change in units:
Beginning units	30,679	30,484	130,053	159,416	16,983	19,676

Units purchased	705	4,357	15,951	8,451	69	117
Units redeemed	(3,679)	(4,162)	(39,653)	(37,814)	(6,278)	(2,810)

Ending units	27,705	30,679	106,351	130,053	10,774	16,983

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	MFS Variable Insurance Trust — Service Class

	New Discovery		Investors Growth Stock		Mid Cap Growth		Total Return
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(35,981)	$(31,212)	$(57,813)	$(49,451)	$(81,360)	$(58,337)	$612,268	$349,347
Reinvested capital gains	50,931	0	0	0	165,219	0	2,276,663	2,663,168
Realized gain (loss)	90,147	43,403	139,523	77,355	105,098	110,900	921,651	499,983
Unrealized gain (loss)	201,704	81,270	181,610	89,844	128,336	(1,384)	3,137,400	(2,585,562)

Net increase (decrease) in contract owners’ equity from operations	306,801	93,461	263,320	117,748	317,293	51,179	6,947,982	926,936

Equity transactions:
Contract purchase payments (note 1)	294,283	163,459	327,016	524,784	4,461,656	472,420	2,930,556	6,872,443
Extra credit fund deposits (note 1)	413	283	5,483	14,521	22,433	2,220	9,026	46,488
Transfers to and from fixed dollar contract and other subaccounts	(95,822)	246,778	(70,671)	41,064	3,455,610	(124,050)	(1,169,147)	8,903,894
Withdrawals and surrenders	(164,138)	(145,869)	(196,506)	(166,028)	(220,083)	(248,518)	(6,587,398)	(5,460,655)
Surrender charges (note 2)	(3,302)	(1,997)	(2,578)	(1,050)	(4,655)	(4,564)	(110,620)	(108,506)
Annual contract charges (note 2)	(7,262)	(5,046)	(10,098)	(6,446)	(11,209)	(22,374)	(155,025)	(96,989)
Annuity and death benefit payments	(41,922)	(23,541)	(51,149)	(28,770)	(51,524)	(19,885)	(1,428,354)	(1,563,416)

Net equity transactions	(17,750)	234,067	1,497	378,075	7,652,228	55,249	(6,510,962)	8,593,259

Net change in contract owners’ equity	289,051	327,528	264,817	495,823	7,969,521	106,428	437,020	9,520,195
Contract owners’ equity:
Beginning of period	2,742,512	2,414,984	4,561,567	4,065,744	4,782,718	4,676,290	73,198,640	63,678,445

End of period	$3,031,563	$2,742,512	$4,826,384	$4,561,567	$12,752,239	$4,782,718	$73,635,660	$73,198,640

Change in units:
Beginning units	244,662	223,647	446,174	409,111	499,044	495,114	5,995,994	5,277,000

Units purchased	62,942	63,530	122,449	131,513	953,184	147,241	1,082,559	2,124,621
Units redeemed	(65,045)	(42,515)	(122,822)	(94,450)	(133,717)	(143,311)	(1,603,464)	(1,405,627)

Ending units	242,559	244,662	445,801	446,174	1,318,511	499,044	5,475,089	5,995,994

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	PIMCO Variable Insurance Trust — Administrative Shares

	Real Return		Total Return		Global Bond
	Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$5,221,913	$1,644,692	$2,378,798	$996,979	$299,065	$130,822
Reinvested capital gains	5,021,815	1,508,593	690,133	876,325	0	172,056
Realized gain (loss)	(109,427)	20,918	(55,511)	31,323	(62,689)	(6,612)
Unrealized gain (loss)	(10,664,091)	(2,410,902)	(1,089,519)	(1,434,140)	229,996	(1,110,002)

Net increase (decrease) in contract owners’ equity from operations	(529,790)	763,301	1,923,901	470,487	466,372	(813,736)

Equity transactions:
Contract purchase payments (note 1)	22,869,649	28,037,761	33,246,917	6,340,994	2,723,219	2,741,746
Extra credit fund deposits (note 1)	149,675	176,421	184,689	61,139	18,785	33,050
Transfers to and from fixed dollar contract and other subaccounts	37,252,235	53,448,042	53,244,517	11,792,190	4,389,437	3,108,271
Withdrawals and surrenders	(7,172,271)	(3,783,747)	(4,448,268)	(2,982,604)	(554,828)	(594,758)
Surrender charges (note 2)	(127,458)	(77,695)	(63,177)	(61,312)	(9,839)	(11,568)
Annual contract charges (note 2)	(664,711)	(219,708)	(205,342)	(188,330)	(41,471)	(15,898)
Annuity and death benefit payments	(3,759,642)	(1,912,435)	(1,224,745)	(869,486)	(292,726)	(119,586)

Net equity transactions	48,547,477	75,668,639	80,734,591	14,092,591	6,232,577	5,141,257

Net change in contract owners’ equity	48,017,687	76,431,940	82,658,492	14,563,078	6,698,949	4,327,521
Contract owners’ equity:
Beginning of period	141,970,908	65,538,968	55,705,057	41,141,979	12,176,993	7,849,472

End of period	$189,988,595	$141,970,908	$138,363,549	$55,705,057	$18,875,942	$12,176,993

Change in units:
Beginning units	11,423,056	5,306,132	4,929,407	3,680,951	1,002,311	595,942

Units purchased	6,658,337	7,274,951	8,355,209	2,081,102	770,810	587,586
Units redeemed	(2,704,557)	(1,158,027)	(1,341,148)	(832,646)	(269,326)	(181,217)

Ending units	15,376,836	11,423,056	11,943,468	4,929,407	1,503,795	1,002,311

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

			Dreyfus Variable
	Calvert Variable		Investment Fund —
	Series, Inc.		Service Shares		Royce Capital Fund

	Social Equity		Appreciation		Small-Cap		Micro-Cap
	Subaccount		Subaccount		Subaccount		Subaccount

	2006	2005	2006	2005	2006	2005	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(5,016)	$(4,818)	$(5,111)	$(82,770)	$(966,163)	$(617,690)	$(500,001)	$(141,459)
Reinvested capital gains	0	0	0	0	4,123,767	651,082	3,197,549	465,523
Realized gain (loss)	17,920	14,615	122,584	39,910	582,361	89,729	194,829	10,116
Unrealized gain (loss)	22,501	3,254	975,659	209,309	6,671,142	3,541,561	5,047,443	2,432,139

Net increase (decrease) in contract owners’ equity from operations	35,405	13,051	1,093,132	166,449	10,411,107	3,664,682	7,939,820	2,766,319

Equity transactions:
Contract purchase payments (note 1)	14,609	19,460	881,778	879,772	11,310,301	11,655,842	13,779,651	5,280,215
Extra credit fund deposits (note 1)	0	0	2,195	6,741	66,167	62,258	43,084	26,625
Transfers to and from fixed dollar contract and other subaccounts	(13,389)	14,635	855,845	849,619	13,298,211	16,683,899	12,759,628	6,118,429
Withdrawals and surrenders	(59,192)	(55,926)	(420,420)	(285,919)	(3,906,857)	(1,642,214)	(2,096,545)	(749,616)
Surrender charges (note 2)	(1,182)	(644)	(4,172)	(6,316)	(75,983)	(24,496)	(36,253)	(16,426)
Annual contract charges (note 2)	(766)	(863)	(26,611)	(18,876)	(237,281)	(98,199)	(157,451)	(62,515)
Annuity and death benefit payments	(493)	(430)	(304,175)	(80,828)	(999,465)	(640,782)	(497,741)	(277,442)

Net equity transactions	(60,413)	(23,768)	984,440	1,344,193	19,455,093	25,996,308	23,794,373	10,319,270

Net change in contract owners’ equity	(25,008)	(10,717)	2,077,572	1,510,642	29,866,200	29,660,990	31,734,193	13,085,589
Contract owners’ equity:
Beginning of period	444,303	455,020	6,910,403	5,399,761	63,823,840	34,162,850	31,281,062	18,195,473

End of period	$419,295	$444,303	$8,987,975	$6,910,403	$93,690,040	$63,823,840	$63,015,255	$31,281,062

Change in units:
Beginning units	58,790	62,226	555,624	445,917	3,452,972	1,981,986	1,720,147	1,102,207

Units purchased	1,894	7,330	191,022	214,509	1,860,334	1,883,574	1,620,704	875,250
Units redeemed	(9,638)	(10,766)	(116,172)	(104,802)	(868,941)	(412,588)	(441,688)	(257,310)

Ending units	51,046	58,790	630,474	555,624	4,444,365	3,452,972	2,899,163	1,720,147

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Van Kampen Universal Institutional Funds — Class II

					International	Equity
	Core Plus Fixed Income		U.S. Real Estate		Growth Equity	Growth
	Subaccount		Subaccount		Subaccount	Subaccount

	2006	2005	2006	2005	2006(c)	2006(c)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$100,395	$58,373	$(206,853)	$(57,103)	$(888)	$(752)
Reinvested capital gains	20,672	20,016	4,047,672	685,730	0	0
Realized gain (loss)	(12,244)	4,285	1,051,919	290,796	1,323	99
Unrealized gain (loss)	(21,138)	(17,655)	14,431,833	3,583,278	43,287	10,572

Net increase (decrease) in contract owners’ equity from operations	87,685	65,019	19,324,571	4,502,701	43,722	9,919

Equity transactions:
Contract purchase payments (note 1)	415,384	587,231	18,946,486	9,979,704	206,948	95,801
Extra credit fund deposits (note 1)	734	18,157	133,710	75,225	1,909	0
Transfers to and from fixed dollar contract and other subaccounts	312,358	1,208,162	15,551,408	13,663,377	310,723	164,010
Withdrawals and surrenders	(102,494)	(76,622)	(1,739,862)	(970,320)	0	0
Surrender charges (note 2)	(2,606)	(125)	(48,375)	(32,533)	0	0
Annual contract charges (note 2)	(11,891)	(4,369)	(234,245)	(71,964)	(236)	0
Annuity and death benefit payments	(128,947)	(21,793)	(749,884)	(520,682)	(1,482)	(299)

Net equity transactions	482,538	1,710,641	31,859,238	22,122,807	517,862	259,512

Net change in contract owners’ equity	570,223	1,775,660	51,183,809	26,625,508	561,584	269,431
Contract owners’ equity:
Beginning of period	3,703,994	1,928,334	41,097,429	14,471,921	0	0

End of period	$4,274,217	$3,703,994	$92,281,238	$41,097,429	$561,584	$269,431

Change in units:
Beginning units	305,534	163,155	2,076,598	842,855	0	0

Units purchased	129,417	186,664	1,918,740	1,519,198	57,617	28,572
Units redeemed	(90,145)	(44,285)	(564,487)	(285,455)	(5,487)	(2,267)

Ending units	344,806	305,534	3,430,851	2,076,598	52,130	26,305

(c)	Period from May 1, 2006, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Franklin Templeton Variable Insurance Products Trust — Class 2

	Franklin Income		Franklin Flex Cap		Templeton Foreign
	Securities		Growth Securities		Securities
	Subaccount		Subaccount		Subaccount

	2006	2005(a)	2006	2005(a)	2006	2005(a)

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$764,957	$(39,302)	$(48,208)	$(7,578)	$(46,170)	$(25,989)
Reinvested capital gains	172,022	2,032	0	0	0	0
Realized gain (loss)	26,680	(2,076)	9,050	555	52,054	842
Unrealized gain (loss)	5,487,735	(129,442)	156,245	88,856	4,794,666	471,227

Net increase (decrease) in contract owners’ equity from operations	6,451,394	(168,788)	117,087	81,833	4,800,550	446,080

Equity transactions:
Contract purchase payments (note 1)	12,054,016	4,903,154	984,444	707,928	10,819,210	2,997,791
Extra credit fund deposits (note 1)	43,263	19,234	1,433	525	17,542	5,541
Transfers to and from fixed dollar contract and other subaccounts	36,719,430	13,409,353	1,683,431	1,455,611	19,628,812	5,838,248
Withdrawals and surrenders	(1,119,520)	(220,272)	(187,660)	(25,228)	(544,976)	(47,965)
Surrender charges (note 2)	(12,805)	(2,261)	(2,469)	(213)	(9,971)	(139)
Annual contract charges (note 2)	(103,830)	(5,606)	(11,554)	(258)	(74,726)	(1,786)
Annuity and death benefit payments	(611,814)	(103,534)	(91,551)	(4,081)	(318,614)	(46,686)

Net equity transactions	46,968,740	18,000,068	2,376,074	2,134,284	29,517,277	8,745,004

Net change in contract owners’ equity	53,420,134	17,831,280	2,493,161	2,216,117	34,317,827	9,191,084
Contract owners’ equity:
Beginning of period	17,831,280	0	2,216,117	0	9,191,084	0

End of period	$71,251,414	$17,831,280	$4,709,278	$2,216,117	$43,508,911	$9,191,084

Change in units:
Beginning units	1,719,883	0	199,127	0	821,686	0

Units purchased	4,893,497	1,776,389	285,546	205,513	2,789,832	838,129
Units redeemed	(730,113)	(56,506)	(76,931)	(6,386)	(365,465)	(16,443)

Ending units	5,883,267	1,719,883	407,742	199,127	3,246,053	821,686

(a)	Period from May 2, 2005, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2006 and 2005

	Neuberger Berman
	Advisers
	Management
	Trust — S Class

	AMT Regency	Total
	Subaccount	Subaccounts

	2006(c)	2006	2005

Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(23,730)	$2,165,996	$(4,941,827)
Reinvested capital gains	586,505	77,362,510	15,849,826
Realized gain (loss)	(1,922)	27,300,991	(8,219,132)
Unrealized gain (loss)	858,802	256,249,164	136,246,446

Net increase (decrease) in contract owners’ equity from operations	1,419,655	363,078,661	138,935,313

Equity transactions:
Contract purchase payments (note 1)	15,040,559	822,785,397	548,267,050
Extra credit fund deposits (note 1)	76,270	4,181,929	3,493,059
Transfers to and from fixed dollar contract and other subaccounts	12,637,608	393,290,228	270,512,441
Withdrawals and surrenders	(74,217)	(233,907,031)	(165,257,301)
Surrender charges (note 2)	(563)	(2,986,399)	(2,676,641)
Annual contract charges (note 2)	(2,316)	(9,040,997)	(4,247,367)
Annuity and death benefit payments	(56,806)	(53,397,252)	(37,749,293)

Net equity transactions	27,620,535	920,925,875	612,341,948

Net change in contract owners’ equity	29,040,190	1,284,004,536	751,277,261
Contract owners’ equity:
Beginning of period	0	2,690,553,182	1,939,275,921

End of period	$29,040,190	$3,974,557,718	$2,690,553,182

Change in units:
Beginning units	0	215,050,140	162,564,799

Units purchased	2,879,658	157,430,241	116,264,216
Units redeemed	(26,983)	(82,351,474)	(63,778,875)

Ending units	2,852,675	290,128,907	215,050,140

(c)	Period from May 1, 2006, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Notes to Financial Statements	December 31, 2006

(1)	Basis of Presentation and Summary of Significant Accounting Policies

Ohio National Variable Account A (the “Account”) is a separate account of Ohio National Life Insurance Company (“ONLIC”) and all obligations arising under variable annuity contracts are general corporate obligations of ONLIC. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

Assets of the Account are invested in portfolio shares of Ohio National Fund, Inc., The Dow Target Variable Fund LLC, Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund — Service Class 2, Janus Aspen Series (Institutional and Service Shares), Legg Mason Partners Variable Portfolios I, Inc., Wells Fargo Advantage Variable Trust Funds, Van Kampen Universal Institutional Funds, Inc. (Class I & II), Goldman Sachs Variable Insurance Trust, Lazard Retirement Series, Inc., The Prudential Series Fund, Inc., UBS Series Trust — Class I, Old Mutual Insurance Series Fund, J. P. Morgan Series Trust II, AllianceBernstein Variable Product Series Fund, Inc. — Class B, MFS Variable Insurance Trust — Service Class, PIMCO Variable Insurance Trust — Administrative Shares, Calvert Variable Series, Inc., Dreyfus Variable Investment Fund — Service Class, Royce Capital Fund, Franklin Templeton Variable Insurance Products — Class 2, and Neuberger Berman Advisers Management Trust — S Class (collectively, the “Funds”). All Funds, other than The Dow Target Variable Fund LLC (Dow Target 10 and Dow Target 5 Portfolios), are diversified open-end management investment companies. The Dow Target Variable Fund LLC is a non-diversified open-end management investment company. The Funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Annuity reserves for contracts that have been annuitized are computed according to the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Charges to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses.

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2006. Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized capital gains and losses are determined on the basis of average cost.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. and The Dow Target Variable Fund LLC in which the Account invests. For these services, ONI received fees of approximately $14.6 million and $12.2 million for the years ended December 31, 2006 and 2005, respectively.

For certain products, ONLIC credits an extra amount to the contract holder’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts. Net transfers the ONLIC fixed portion of annuity contracts from the Account totaled approximately $393.3 million and $270.5 million for the years ended December 31, 2006 and 2005, respectively.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds with similar names and investment objectives. While some of the underlying mutual funds may be similar to publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently,

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund may differ substantially.

ONLIC offers deferred variable annuity contracts through the Account. The primary distribution for the contracts is through an affiliate, although other means of distribution may be utilized.

Certain 2005 amounts in the presentation of the Statement of Contract Owners’ Equity have been reclassified to conform to the 2006 presentation.

(2)	Risk & Administrative Expense and Contract Charges

Although variable annuity payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk under the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and a pre-determined annualized rate as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

The tables on the following pages illustrate product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	Annual Payment	Variable Interest	Flexible Payment
	Combination	Annuity “VIA”	Combination	Top I
Mortality and Expense Risk Fees
(May increase annually to a pre- determined maximum, based on product)	0.75%	1.05%	0.85%	0.85% to 1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%
Total expenses	1.00%	1.30%	1.10%	1.10% to 1.30%

    The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	No charge	No charge	$25	$30
Transfer Fee — per transfer
(currently, no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15	$3 to $15
3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit
Purchase Payment Charges	premium	No charge	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	No charge	No charge	6% in the first year to 0% in the seventh year	5% of payments in the last eight years on amount surrendered
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

    The following basic charges are assessed through reduction of daily unit values:

			Investar Vision & Top
	Top Tradition	Top Plus	Spectrum	Top Explorer
Mortality and Expense Risk Fees
(May increase annually to a pre- determined maximum, based on product)	0.85%	0.65%	1.15%	1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%
Total expenses	1.10%	0.90%	1.40%	1.30%

    The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract)	$30	No charge	$35	$35
Transfer Fee
(currently no charge for the first 4 transfers each contract year) per transfer	$3 to $15	$3 to $15	$3 to $15	$3 to $15
Sales Charge made from purchase payments	No charge	No charge	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase
	7.75% of payments in the last eight years on amount surrendered	6% in the first year to 0% in the seventh year	7% in the first year to 0% in the eighth year	7% in the first year to 0% in the eighth year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:

		Oncore &	Oncore &	Oncore &
	Oncore & Firstar	Firstar Oncore	Firstar Oncore	Firstar Oncore
	Oncore Flex	Value	Premier	Xtra
Mortality and Expense Risk Fees	1.15%	0.75%	1.15%	1.15%
Administrative Expenses	0.35%	0.15%	0.25%	0.25%
Total expenses	1.50%	0.90%	1.40%	1.40%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

The following charges are assessed through the redemption of units:

		Oncore &	Oncore &	Oncore &
	Oncore & Firstar	Firstar Oncore	Firstar Oncore	Firstar Oncore
	Oncore Flex	Value	Premier	Xtra
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000	$30	$30	$30	$30
Transfer Fee
(currently no charge for the first 12 transfers each contract year) per transfer	$10	$10	$10	$10
Sales Charge made from purchase payments	No charge	No charge	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.
	No charge	6% in the first year to 0% in the seventh year	6% in the first year to 0% in the seventh year	9% in the first year to 0% in the ninth year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider 80 Plus (“GMDBR80 Plus”)	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
Optional Guaranteed Minimum Death Benefit Rider 85 Plus (“GMDBR85 Plus”)	0.45%	0.45%	0.45%	0.45%
Annual Reset Death Benefit Rider (“ARDBR”)	0.60% to 1.20%	0.60% to 1.20%	0.60% to 1.20%	0.60% to 1.20%
Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%	0.60%
Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB	0.45%	0.45%	0.45%	0.45%
GMIB Plus	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset	0.55% to 1.10%	0.55% to 1.10%	0.55% to 1.10%	0.55% to 1.10%
GMIB Plus with Annual Reset	0.70% to 1.40%	0.70% to 1.40%	0.70% to 1.40%	0.70% to 1.40%
Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee	0.50%	0.50%	0.50%	0.50%
GPA with 7% guarantee	0.40%	0.40%	0.40%	0.40%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount	0.25%	0.20%	0.20%	0.20%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

The following basic charges are assessed through reduction of daily unit values:

	Oncore & Firstar
	Oncore Lite	Oncore Ultra

Mortality and Expense Risk Fees	1.15%	1.15%
Administrative Expenses	0.25%	0.25%
Total expenses	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000	$30	$30
Transfer Fee
(currently no charge for the first 12 transfers each contract year) per transfer	$10	$10
Sales Charge made from purchase payments	No charge	No charge
Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.
	7% in the first year to 0% in the fourth year	7% in the first year to 0% in the fourth year
State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments	0.0% to 5.0%	0.0% to 5.0%
Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider 80 Plus (“GMDBR80 Plus”)	0.25% to 0.30%	0.25% to 0.30%
Optional Guaranteed Minimum Death Benefit Rider 85 Plus (“GMDBR85 Plus”)	0.45%	0.45%
Annual Reset Death Benefit Rider (“ARDBR”)	0.60% to 1.20%	0.60% to 1.20%
Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%
Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB	0.45%	0.45%
GMIB Plus	0.55%	0.55%
GMIB Plus with Five Year Reset	0.55% to 1.10%	0.55% to 1.10%
GMIB Plus with Annual Reset	0.70% to 1.40%	0.70% to 1.40%
Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee	0.50%	0.50%
GPA with 7% guarantee	0.40%	0.40%
Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount	0.25%	0.25%

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

(3) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of ONLIC which is taxed under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide income taxes within the Account.

(4) Fund Mergers & Replacements

Effective April 29, 2003, the Subaccount of the Ohio National Fund, Inc. Equity Income Portfolio was merged into the Subaccount of the Ohio National Fund, Inc. Blue Chip Portfolio.

Effective April 29, 2003, Subaccounts of The Dow Target Variable Fund entered into two Plans of Merger and Reorganization pursuant to which all of the assets and liabilities of the Dow Target 10 and Dow Target 5 second and third monthly portfolios of each calendar quarter were transferred to the first monthly Portfolio of each calendar quarter in exchange for shares of the first month’s Portfolio. The Portfolios listed below transferred all of its assets and liabilities to the corresponding Portfolio identified opposite its name in exchange for shares of such Portfolio. The remaining Portfolios were subsequently identified as quarterly portfolios.

Acquired Portfolios	Acquiring Portfolios

Dow Target 10 — February Portfolio	Dow Target 10 — January Portfolio
Dow Target 10 — March Portfolio

Dow Target 10 — May Portfolio	Dow Target 10 — April Portfolio
Dow Target 10 — June Portfolio

Dow Target 10 — August Portfolio	Dow Target 10 — July Portfolio
Dow Target 10 — September Portfolio

Dow Target 10 — November Portfolio	Dow Target 10 — October Portfolio
Dow Target 10 — December Portfolio

Dow Target 5 — February Portfolio	Dow Target 5 — January Portfolio
Dow Target 5 — March Portfolio

Dow Target 5 — May Portfolio	Dow Target 5 — April Portfolio
Dow Target 5 — June Portfolio

Dow Target 5 — August Portfolio	Dow Target 5 — July Portfolio
Dow Target 5 — September Portfolio

Dow Target 5 — November Portfolio	Dow Target 5 — October Portfolio
Dow Target 5 — December Portfolio

Effective May 2, 2003, the Subaccount of the Ohio National Fund, Inc. Social Awareness Portfolio was terminated and replaced with the Subaccount of the Calvert Variable Series Social Equity Portfolio.

Effective August 27, 2004, the Subaccounts of the First American Insurance Corporate Bond and Equity Income Portfolios were terminated. The remaining value on the day of termination was moved to the Subbaccount of the Ohio National Fund, Inc. Money Market Portfolio.

Effective April 8, 2005, the Strong Variable Insurance Funds, Inc. had a fund reorganization resulting in the newly created Wells Fargo Advantage Variable Trust Funds. Opportunity Fund II was renamed Opportunity Fund, Multi Cap Value Fund II was renamed Multi Cap Value Fund, and Discovery Fund II and Mid Cap Growth Fund II were merged and renamed Discovery Fund with the Discovery Fund II as the successor fund.

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

(5) Financial Highlights

The following is a summary of accumulation units, value per unit, and fair value (fair value represents the portion of contract owners’ equity for contracts in the accumulation period, and excludes the portion of contract owners’ equity for annuity reserves for contracts in the payment period), as of December 31, and the expense ratios, total returns and investment income ratios for the periods then ended, for the respective subaccounts and products:

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.:
Equity Subaccount
2006
Annual Payment Combination	10,112	$196.588409	$1,987,901	1.0%	5.61%	0.00%
Flexible Payment Combination	4,266	$109.496222	$467,094	1.1%	5.51%	0.00%
Top I	46,445	$87.633645	$4,070,157	1.1%	5.51%	0.00%
Top Tradition	500,404	$75.413400	$37,737,171	1.1%	5.51%	0.00%
Top Plus	230,792	$26.277610	$6,064,655	0.9%	5.72%	0.00%
Investar Vision & Top Spectrum	58,657	$16.548346	$970,680	1.4%	5.20%	0.00%
Top Explorer	398,797	$17.053786	$6,801,000	1.3%	5.30%	0.00%
Oncore & Firstar Oncore Flex	270,002	$12.411897	$3,351,232	1.5%	5.09%	0.00%
Oncore & Firstar Oncore Value	4,335,911	$12.976550	$56,265,167	0.9%	5.72%	0.00%
Oncore & Firstar Oncore Premier	8,263,673	$12.504004	$103,329,007	1.4%	5.20%	0.00%
Oncore & Firstar Oncore Xtra	7,052,263	$12.504004	$88,181,527	1.4%	5.20%	0.00%
Oncore & Firstar Oncore Lite	7,279,217	$12.504004	$91,019,359	1.4%	5.20%	0.00%
Oncore Ultra	96,386	$12.504004	$1,205,210	1.4%	17.01%	0.00%	8/7/06

	28,546,925		$401,450,160

2005
Annual Payment Combination	11,298	$186.140212	$2,102,963	1.0%	5.06%	0.00%
Flexible Payment Combination	4,490	$103.779142	$466,008	1.1%	4.95%	0.00%
Top I	55,439	$83.058068	$4,604,627	1.1%	4.95%	0.00%
Top Tradition	600,566	$71.475875	$42,926,004	1.1%	4.95%	0.00%
Top Plus	312,123	$24.856418	$7,758,252	0.9%	5.16%	0.00%
Investar Vision & Top Spectrum	101,320	$15.730740	$1,593,840	1.4%	4.64%	0.00%
Top Explorer	481,244	$16.195237	$7,793,853	1.3%	4.75%	0.00%
Oncore & Firstar Oncore Flex	381,999	$11.810265	$4,511,512	1.5%	4.54%	0.00%
Oncore & Firstar Oncore Value	4,292,293	$12.274730	$52,686,733	0.9%	5.16%	0.00%
Oncore & Firstar Oncore Premier	9,122,126	$11.886220	$108,427,596	1.4%	4.64%	0.00%
Oncore & Firstar Oncore Xtra	7,489,248	$11.886220	$89,018,846	1.4%	4.64%	0.00%
Oncore & Firstar Oncore Lite	5,548,866	$11.886220	$65,955,060	1.4%	4.64%	0.00%

	28,401,012		$387,845,294

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Equity Subaccount (continued)
2004
Annual Payment Combination	12,256	$177.180659	$2,171,529	1.0%	11.32%	0.05%
Flexible Payment Combination	5,271	$98.881397	$521,180	1.1%	11.21%	0.04%
Top I	61,451	$79.138232	$4,863,084	1.1%	11.21%	0.04%
Top Tradition	693,379	$68.102644	$47,220,910	1.1%	11.21%	0.04%
Top Plus	406,952	$23.636618	$9,618,976	0.9%	11.43%	0.04%
Investar Vision & Top Spectrum	137,163	$15.032687	$2,061,925	1.4%	10.88%	0.04%
Top Explorer	518,844	$15.461335	$8,022,019	1.3%	10.99%	0.05%
Oncore & Firstar Oncore Flex	446,498	$11.297273	$5,044,214	1.5%	10.77%	0.04%
Oncore & Firstar Oncore Value	3,704,388	$11.672365	$43,238,964	0.9%	11.43%	0.05%
Oncore & Firstar Oncore Premier	8,444,254	$11.358762	$95,916,295	1.4%	10.88%	0.05%
Oncore & Firstar Oncore Xtra	8,022,590	$11.358762	$91,126,692	1.4%	10.88%	0.05%
Oncore & Firstar Oncore Lite	3,393,994	$11.358762	$38,551,566	1.4%	10.88%	0.05%

	25,847,040		$348,357,354

2003
Annual Payment Combination	12,825	$159.164373	$2,041,273	1.0%	42.92%	0.18%
Flexible Payment Combination	5,999	$88.914984	$533,442	1.1%	42.78%	0.18%
Top I	68,121	$71.161763	$4,847,631	1.1%	42.78%	0.19%
Top Tradition	780,609	$61.238468	$47,803,300	1.1%	42.78%	0.18%
Top Plus	468,185	$21.212109	$9,931,191	0.9%	43.06%	0.18%
Investar Vision & Top Spectrum	142,254	$13.557748	$1,928,641	1.4%	42.36%	0.18%
Top Explorer	496,092	$13.930542	$6,910,827	1.3%	42.50%	0.18%
Oncore & Firstar Oncore Flex	469,009	$10.198917	$4,783,388	1.5%	42.22%	0.18%
Oncore & Firstar Oncore Value	2,772,163	$10.475080	$29,038,630	0.9%	43.06%	0.18%
Oncore & Firstar Oncore Premier	6,845,493	$10.244290	$70,127,202	1.4%	42.36%	0.18%
Oncore & Firstar Oncore Xtra	6,964,372	$10.244290	$71,345,046	1.4%	42.36%	0.18%
Oncore & Firstar Oncore Lite	2,284,880	$10.244290	$23,406,976	1.4%	42.36%	0.18%

	21,310,002		$272,697,547

2002
Annual Payment Combination	15,237	$111.365423	$1,696,864	1.0%	-19.55%	0.36%
Flexible Payment Combination	6,091	$62.274254	$379,332	1.1%	-19.63%	0.35%
Top I	82,392	$49.840260	$4,106,433	1.1%	-19.63%	0.36%
Top Tradition	847,700	$42.890194	$36,358,007	1.1%	-19.63%	0.36%
Top Plus	519,281	$14.827204	$7,699,481	0.9%	-19.47%	0.36%
Investar Vision & Top Spectrum	158,025	$9.523728	$1,504,993	1.4%	-19.86%	0.35%
Top Explorer	454,784	$9.775953	$4,445,950	1.3%	-19.79%	0.36%
Oncore & Firstar Oncore Flex	550,182	$7.171343	$3,945,546	1.5%	-19.94%	0.36%
Oncore & Firstar Oncore Value	2,332,617	$7.322063	$17,079,568	0.9%	-19.47%	0.37%
Oncore & Firstar Oncore Premier	5,614,225	$7.196170	$40,400,909	1.4%	-19.86%	0.37%
Oncore & Firstar Oncore Xtra	5,186,993	$7.196170	$37,326,486	1.4%	-19.86%	0.37%
Oncore & Firstar Oncore Lite	1,598,962	$7.196170	$11,506,403	1.4%	-19.86%	0.37%

	17,366,489		$166,449,972

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Money Market Subaccount
2006
Variable Interest Annuity “VIA”	1,650	$32.980496	$54,420	1.3%	3.43%	4.56%
Top I	3,368	$24.990005	$84,155	1.3%	3.43%	4.49%
Top Tradition	101,475	$22.577180	$2,291,019	1.1%	3.63%	4.67%
Top Plus	53,265	$14.793588	$787,973	0.9%	3.84%	4.65%
Investar Vision & Top Spectrum	114,065	$12.460186	$1,421,269	1.4%	3.32%	4.49%
Top Explorer	149,459	$12.465373	$1,863,058	1.3%	3.43%	4.62%
Oncore & Firstar Oncore Flex	106,450	$11.737255	$1,249,434	1.5%	3.22%	4.77%
Oncore & Firstar Oncore Value	2,113,986	$12.356324	$26,121,101	0.9%	3.84%	4.71%
Oncore & Firstar Oncore Premier	4,195,347	$11.837926	$49,664,224	1.4%	3.32%	4.71%
Oncore & Firstar Oncore Xtra	4,495,567	$11.837926	$53,218,185	1.4%	3.32%	4.71%
Oncore & Firstar Oncore Lite	5,472,912	$11.837926	$64,787,922	1.4%	3.32%	4.71%
Oncore Ultra	153,059	$11.837926	$1,811,897	1.4%	1.42%	4.71%	8/7/06

	16,960,603		$203,354,657

2005
Variable Interest Annuity “VIA”	1,662	$31.887866	$52,997	1.3%	1.62%	1.84%
Top I	5,113	$24.162099	$123,538	1.3%	1.62%	3.08%
Top Tradition	85,123	$21.786258	$1,854,510	1.1%	1.82%	2.76%
Top Plus	38,666	$14.247177	$550,880	0.9%	2.02%	2.89%
Investar Vision & Top Spectrum	149,232	$12.059261	$1,799,622	1.4%	1.52%	2.70%
Top Explorer	109,579	$12.052402	$1,320,696	1.3%	1.62%	2.83%
Oncore & Firstar Oncore Flex	55,353	$11.370759	$629,409	1.5%	1.42%	2.93%
Oncore & Firstar Oncore Value	1,299,573	$11.899930	$15,464,822	0.9%	2.02%	3.06%
Oncore & Firstar Oncore Premier	2,993,289	$11.457019	$34,294,170	1.4%	1.52%	2.93%
Oncore & Firstar Oncore Xtra	3,295,664	$11.457019	$37,758,488	1.4%	1.52%	2.93%
Oncore & Firstar Oncore Lite	2,743,376	$11.457019	$31,430,917	1.4%	1.52%	2.93%

	10,776,630		$125,280,049

2004
Variable Interest Annuity “VIA”	1,875	$31.379976	$58,836	1.3%	-0.29%	0.97%
Top I	7,798	$23.777267	$185,422	1.3%	-0.29%	0.95%
Top Tradition	122,529	$21.397075	$2,621,757	1.1%	-0.09%	0.91%
Top Plus	35,635	$13.965057	$497,650	0.9%	0.11%	0.86%
Investar Vision & Top Spectrum	253,390	$11.878886	$3,009,994	1.4%	-0.39%	1.60%
Top Explorer	148,305	$11.860446	$1,758,962	1.3%	-0.29%	0.97%
Oncore & Firstar Oncore Flex	71,225	$11.211700	$798,555	1.5%	-0.49%	0.89%
Oncore & Firstar Oncore Value	718,003	$11.664280	$8,374,993	0.9%	0.11%	1.08%
Oncore & Firstar Oncore Premier	2,431,771	$11.285650	$27,444,115	1.4%	-0.39%	1.04%
Oncore & Firstar Oncore Xtra	2,865,034	$11.285650	$32,333,767	1.4%	-0.39%	1.04%
Oncore & Firstar Oncore Lite	1,754,461	$11.285650	$19,800,230	1.4%	-0.39%	1.04%

	8,410,026		$96,884,281

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Money Market Subaccount (continued)
2003
Variable Interest Annuity “VIA”	2,093	$31.471062	$65,859	1.3%	-0.55%	0.74%
Top I	9,193	$23.846280	$219,207	1.3%	-0.55%	0.74%
Top Tradition	198,840	$21.416684	$4,258,499	1.1%	-0.36%	0.75%
Top Plus	98,745	$13.950124	$1,377,509	0.9%	-0.16%	0.73%
Investar Vision & Top Spectrum	29,942	$11.925179	$357,061	1.4%	-0.65%	0.74%
Top Explorer	221,969	$11.894875	$2,640,290	1.3%	-0.55%	0.71%
Oncore & Firstar Oncore Flex	141,448	$11.266515	$1,593,627	1.5%	-0.75%	0.79%
Oncore & Firstar Oncore Value	483,179	$11.651817	$5,629,909	0.9%	-0.16%	0.74%
Oncore & Firstar Oncore Premier	1,777,705	$11.329626	$20,140,737	1.4%	-0.65%	0.74%
Oncore & Firstar Oncore Xtra	2,850,081	$11.329626	$32,290,352	1.4%	-0.65%	0.74%
Oncore & Firstar Oncore Lite	1,776,895	$11.329626	$20,131,560	1.4%	-0.65%	0.74%

	7,590,090		$88,704,610

2002
Variable Interest Annuity “VIA”	5,024	$31.645984	$158,987	1.3%	0.09%	1.39%
Top I	9,936	$23.978825	$238,259	1.3%	0.09%	1.42%
Top Tradition	244,915	$21.493179	$5,264,001	1.1%	0.28%	1.40%
Top Plus	130,479	$13.972279	$1,823,094	0.9%	0.48%	1.41%
Investar Vision & Top Spectrum	49,201	$12.003323	$590,578	1.4%	-0.01%	1.41%
Top Explorer	724,890	$11.960997	$8,670,409	1.3%	0.09%	1.41%
Oncore & Firstar Oncore Flex	737,004	$11.351522	$8,366,119	1.5%	-0.11%	1.35%
Oncore & Firstar Oncore Value	787,110	$11.670305	$9,185,812	0.9%	0.48%	1.41%
Oncore & Firstar Oncore Premier	2,430,581	$11.403858	$27,717,986	1.4%	-0.01%	1.41%
Oncore & Firstar Oncore Xtra	3,967,690	$11.403858	$45,246,974	1.4%	-0.01%	1.41%
Oncore & Firstar Oncore Lite	1,232,114	$11.403858	$14,050,853	1.4%	-0.01%	1.41%

	10,318,944		$121,313,072

Bond Subaccount
2006
Top I	5,259	$44.031008	$231,547	1.1%	3.31%	3.42%
Top Tradition	66,767	$39.822785	$2,658,838	1.1%	3.31%	3.36%
Top Plus	87,594	$18.503836	$1,620,816	0.9%	3.51%	4.33%
Investar Vision & Top Spectrum	38,047	$15.414895	$586,498	1.4%	3.00%	3.02%
Top Explorer	165,344	$15.619359	$2,582,560	1.3%	3.10%	4.60%
Oncore & Firstar Oncore Flex	45,354	$13.946766	$632,540	1.5%	2.90%	3.44%
Oncore & Firstar Oncore Value	1,475,155	$14.682343	$21,658,735	0.9%	3.51%	4.23%
Oncore & Firstar Oncore Premier	2,954,020	$14.066421	$41,552,498	1.4%	3.00%	3.97%
Oncore & Firstar Oncore Xtra	2,543,484	$14.066421	$35,777,717	1.4%	3.00%	3.97%
Oncore & Firstar Oncore Lite	2,663,961	$14.066421	$37,472,395	1.4%	3.00%	3.97%
Oncore Ultra	24,936	$14.066421	$350,764	1.4%	2.74%	3.97%	8/7/06

	10,069,921		$145,124,908

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Bond Subaccount (continued)
2005
Top I	6,131	$42.621163	$261,309	1.1%	-0.67%	3.43%
Top Tradition	83,474	$38.547683	$3,217,742	1.1%	-0.67%	3.50%
Top Plus	74,786	$17.875999	$1,336,875	0.9%	-0.48%	3.42%
Investar Vision & Top Spectrum	50,332	$14.965486	$753,250	1.4%	-0.96%	3.21%
Top Explorer	98,933	$15.149050	$1,498,744	1.3%	-0.87%	3.12%
Oncore & Firstar Oncore Flex	50,040	$13.553460	$678,217	1.5%	-1.06%	3.74%
Oncore & Firstar Oncore Value	1,063,209	$14.184181	$15,080,754	0.9%	-0.48%	4.95%
Oncore & Firstar Oncore Premier	2,551,114	$13.656320	$34,838,836	1.4%	-0.96%	4.23%
Oncore & Firstar Oncore Xtra	2,336,454	$13.656320	$31,907,364	1.4%	-0.96%	4.23%
Oncore & Firstar Oncore Lite	1,837,114	$13.656320	$25,088,185	1.4%	-0.96%	4.23%

	8,151,587		$114,661,276

2004
Top I	6,923	$42.909437	$297,074	1.1%	4.73%	0.00%
Top Tradition	91,364	$38.808413	$3,545,686	1.1%	4.73%	0.00%
Top Plus	88,151	$17.961382	$1,583,322	0.9%	4.94%	0.00%
Investar Vision & Top Spectrum	62,994	$15.111299	$951,914	1.4%	4.42%	0.00%
Top Explorer	127,643	$15.281586	$1,950,589	1.3%	4.53%	0.00%
Oncore & Firstar Oncore Flex	59,475	$13.698981	$814,740	1.5%	4.32%	0.00%
Oncore & Firstar Oncore Value	604,979	$14.251932	$8,622,115	0.9%	4.94%	0.00%
Oncore & Firstar Oncore Premier	1,912,728	$13.789373	$26,375,328	1.4%	4.42%	0.00%
Oncore & Firstar Oncore Xtra	2,045,598	$13.789373	$28,207,517	1.4%	4.42%	0.00%
Oncore & Firstar Oncore Lite	1,034,178	$13.789373	$14,260,665	1.4%	4.42%	0.00%

	6,034,033		$86,608,950

2003
Top I	7,320	$40.970435	$299,892	1.1%	9.26%	5.52%
Top Tradition	109,687	$37.054730	$4,064,420	1.1%	9.26%	5.58%
Top Plus	111,289	$17.115732	$1,904,795	0.9%	9.48%	5.70%
Investar Vision & Top Spectrum	74,590	$14.471405	$1,079,421	1.4%	8.94%	5.63%
Top Explorer	146,536	$14.619995	$2,142,363	1.3%	9.04%	5.55%
Oncore & Firstar Oncore Flex	80,510	$13.131854	$1,057,250	1.5%	8.83%	5.33%
Oncore & Firstar Oncore Value	328,037	$13.580929	$4,455,051	0.9%	9.48%	5.69%
Oncore & Firstar Oncore Premier	1,393,108	$13.205450	$18,396,617	1.4%	8.94%	5.73%
Oncore & Firstar Oncore Xtra	1,697,203	$13.205450	$22,412,327	1.4%	8.94%	5.73%
Oncore & Firstar Oncore Lite	370,329	$13.205450	$4,890,355	1.4%	8.94%	5.73%

	4,318,609		$60,702,491

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Bond Subaccount (continued)
2002
Top I	7,642	$37.498443	$286,572	1.1%	7.47%	6.31%
Top Tradition	134,726	$33.914567	$4,569,173	1.1%	7.47%	6.08%
Top Plus	107,791	$15.634301	$1,685,240	0.9%	7.69%	5.94%
Investar Vision & Top Spectrum	81,359	$13.284382	$1,080,797	1.4%	7.16%	6.07%
Top Explorer	188,034	$13.407531	$2,521,067	1.3%	7.26%	6.06%
Oncore & Firstar Oncore Flex	115,317	$12.066589	$1,391,487	1.5%	7.05%	5.95%
Oncore & Firstar Oncore Value	304,941	$12.405457	$3,782,932	0.9%	7.69%	6.36%
Oncore & Firstar Oncore Premier	1,312,628	$12.122261	$15,912,021	1.4%	7.16%	6.52%
Oncore & Firstar Oncore Xtra	1,798,295	$12.122261	$21,799,403	1.4%	7.16%	6.52%
Oncore & Firstar Oncore Lite	260,014	$12.122261	$3,151,954	1.4%	7.16%	6.52%

	4,310,747		$56,180,646

Omni Subaccount
2006
Top I	22,695	$39.714550	$901,333	1.1%	12.09%	1.27%
Top Tradition	309,347	$39.623730	$12,257,485	1.1%	12.09%	1.22%
Top Plus	110,600	$16.792834	$1,857,291	0.9%	12.31%	1.22%
Investar Vision & Top Spectrum	41,259	$11.430622	$471,617	1.4%	11.76%	1.12%
Top Explorer	180,815	$11.650056	$2,106,504	1.3%	11.87%	1.21%
Oncore Flex	6,811	$8.883281	$60,508	1.5%	11.65%	1.31%
Oncore & Firstar Oncore Value	251,138	$9.351958	$2,348,631	0.9%	12.31%	1.35%
Oncore & Firstar Oncore Premier	488,630	$8.959519	$4,377,890	1.4%	11.76%	1.29%
Oncore & Firstar Oncore Xtra	464,957	$8.959519	$4,165,789	1.4%	11.76%	1.29%
Oncore & Firstar Oncore Lite	305,343	$8.959519	$2,735,724	1.4%	11.76%	1.29%

	2,181,595		$31,282,772

2005
Top I	25,224	$35.432087	$893,733	1.1%	8.30%	1.19%
Top Tradition	372,611	$35.351060	$13,172,181	1.1%	8.30%	1.20%
Top Plus	136,855	$14.952467	$2,046,327	0.9%	8.51%	1.21%
Investar Vision & Top Spectrum	62,008	$10.228225	$634,229	1.4%	7.98%	1.06%
Top Explorer	217,854	$10.414309	$2,268,794	1.3%	8.08%	1.18%
Oncore & Firstar Oncore Flex	7,131	$7.956659	$56,737	1.5%	7.87%	1.29%
Oncore & Firstar Oncore Value	236,240	$8.327064	$1,967,184	0.9%	8.51%	1.35%
Oncore & Firstar Oncore Premier	524,881	$8.017060	$4,207,999	1.4%	7.98%	1.27%
Oncore & Firstar Oncore Xtra	448,568	$8.017060	$3,596,195	1.4%	7.98%	1.27%
Oncore & Firstar Oncore Lite	322,242	$8.017060	$2,583,452	1.4%	7.98%	1.27%

	2,353,614		$31,426,831

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Omni Subaccount (continued)
2004
Top I	31,922	$32.717333	$1,044,410	1.1%	5.95%	1.31%
Top Tradition	444,510	$32.642511	$14,509,935	1.1%	5.95%	1.32%
Top Plus	170,747	$13.779581	$2,352,818	0.9%	6.16%	1.22%
Investar Vision & Top Spectrum	89,833	$9.472492	$850,938	1.4%	5.63%	1.22%
Top Explorer	260,177	$9.635338	$2,506,894	1.3%	5.74%	1.28%
Oncore & Firstar Oncore Flex	7,425	$7.376007	$54,770	1.5%	5.53%	1.48%
Oncore & Firstar Oncore Value	249,892	$7.673885	$1,917,644	0.9%	6.16%	2.62%
Oncore & Firstar Oncore Premier	572,873	$7.424696	$4,253,407	1.4%	5.63%	2.70%
Oncore & Firstar Oncore Xtra	509,906	$7.424696	$3,785,896	1.4%	5.63%	2.70%
Oncore & Firstar Oncore Lite	370,533	$7.424696	$2,751,094	1.4%	5.63%	2.70%

	2,707,818		$34,027,806

2003
Top I	35,929	$30.880633	$1,109,522	1.1%	24.83%	1.75%
Top Tradition	517,789	$30.810015	$15,953,075	1.1%	24.83%	1.76%
Top Plus	222,441	$12.980233	$2,887,331	0.9%	25.07%	1.76%
Investar Vision & Top Spectrum	114,672	$8.967345	$1,028,305	1.4%	24.46%	1.77%
Top Explorer	314,477	$9.112481	$2,865,666	1.3%	24.58%	1.77%
Oncore & Firstar Oncore Flex	6,976	$6.989558	$48,762	1.5%	24.33%	1.76%
Oncore & Firstar Oncore Value	91,379	$7.228729	$660,552	0.9%	25.07%	1.81%
Oncore & Firstar Oncore Premier	327,302	$7.028751	$2,300,520	1.4%	24.46%	1.81%
Oncore & Firstar Oncore Xtra	202,611	$7.028751	$1,424,102	1.4%	24.46%	1.81%
Oncore & Firstar Oncore Lite	4,823	$7.028751	$33,902	1.4%	24.46%	1.81%

	1,838,399		$28,311,737

2002
Top I	44,935	$24.739011	$1,111,651	1.1%	-23.62%	1.88%
Top Tradition	594,964	$24.682445	$14,685,169	1.1%	-23.62%	1.87%
Top Plus	270,802	$10.378160	$2,810,424	0.9%	-23.46%	1.83%
Investar Vision & Top Spectrum	121,552	$7.205209	$875,810	1.4%	-23.84%	1.81%
Top Explorer	353,453	$7.314604	$2,585,367	1.3%	-23.77%	1.85%
Oncore & Firstar Oncore Flex	7,412	$5.621597	$41,666	1.5%	-23.92%	1.85%
Oncore & Firstar Oncore Value	74,721	$5.779630	$431,862	0.9%	-23.46%	1.87%
Oncore & Firstar Oncore Premier	260,319	$5.647558	$1,470,161	1.4%	-23.84%	1.94%
Oncore & Firstar Oncore Xtra	196,176	$5.647558	$1,107,916	1.4%	-23.84%	1.94%
Oncore & Firstar Oncore Lite	4,063	$5.647558	$22,948	1.4%	-23.84%	1.94%

	1,928,397		$25,142,974

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
International Subaccount
2006
Top I	19,796	$22.515622	$445,711	1.1%	17.93%	0.16%
Top Tradition	544,620	$22.515622	$12,262,463	1.1%	17.93%	0.15%
Top Plus	102,521	$20.178725	$2,068,748	0.9%	18.17%	0.14%
Investar Vision & Top Spectrum	27,810	$13.186768	$366,718	1.4%	17.58%	0.14%
Top Explorer	167,510	$12.980927	$2,174,440	1.3%	17.70%	0.15%
Oncore & Firstar Oncore Flex	42,877	$11.799501	$505,930	1.5%	17.47%	0.18%
Oncore & Firstar Oncore Value	4,227,006	$12.422039	$52,508,031	0.9%	18.17%	0.19%
Oncore & Firstar Oncore Premier	5,225,276	$11.900764	$62,184,782	1.4%	17.58%	0.19%
Oncore & Firstar Oncore Xtra	4,423,794	$11.900764	$52,646,528	1.4%	17.58%	0.19%
Oncore & Firstar Oncore Lite	8,151,307	$11.900764	$97,006,778	1.4%	17.58%	0.19%
Oncore Ultra	125,402	$11.900764	$1,492,375	1.4%	9.70%	0.19%	8/7/06

	23,057,919		$283,662,504

2005
Top I	21,559	$19.091962	$411,606	1.1%	8.21%	0.04%
Top Tradition	616,609	$19.091962	$11,772,272	1.1%	8.21%	0.04%
Top Plus	129,409	$17.076646	$2,209,867	0.9%	8.42%	0.04%
Investar Vision & Top Spectrum	37,720	$11.214716	$423,014	1.4%	7.89%	0.04%
Top Explorer	195,976	$11.028787	$2,161,373	1.3%	8.00%	0.05%
Oncore & Firstar Oncore Flex	36,228	$10.044769	$363,900	1.5%	7.79%	0.05%
Oncore & Firstar Oncore Value	2,725,079	$10.512396	$28,647,114	0.9%	8.42%	0.07%
Oncore & Firstar Oncore Premier	3,962,206	$10.121037	$40,101,633	1.4%	7.89%	0.06%
Oncore & Firstar Oncore Xtra	3,183,325	$10.121037	$32,218,553	1.4%	7.89%	0.06%
Oncore & Firstar Oncore Lite	5,032,602	$10.121037	$50,935,156	1.4%	7.89%	0.06%

	15,940,713		$169,244,488

2004
Top I	30,030	$17.643397	$529,833	1.1%	11.74%	0.00%
Top Tradition	706,998	$17.643397	$12,473,845	1.1%	11.74%	0.00%
Top Plus	167,103	$15.749854	$2,631,855	0.9%	11.96%	0.00%
Investar Vision & Top Spectrum	44,121	$10.394495	$458,611	1.4%	11.41%	0.00%
Top Explorer	183,083	$10.212099	$1,869,657	1.3%	11.52%	0.00%
Oncore & Firstar Oncore Flex	29,221	$9.319260	$272,319	1.5%	11.30%	0.00%
Oncore & Firstar Oncore Value	1,017,534	$9.695624	$9,865,629	0.9%	11.96%	0.00%
Oncore & Firstar Oncore Premier	1,960,786	$9.380801	$18,393,746	1.4%	11.41%	0.00%
Oncore & Firstar Oncore Xtra	1,843,156	$9.380801	$17,290,282	1.4%	11.41%	0.00%
Oncore & Firstar Oncore Lite	1,858,646	$9.380801	$17,435,587	1.4%	11.41%	0.00%

	7,840,678		$81,221,364

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
International Subaccount (continued)
2003
Top I	33,316	$15.789447	$526,034	1.1%	31.15%	0.47%
Top Tradition	823,762	$15.789447	$13,006,739	1.1%	31.15%	0.46%
Top Plus	208,100	$14.066942	$2,927,330	0.9%	31.41%	0.46%
Investar Vision & Top Spectrum	50,496	$9.329934	$471,123	1.4%	30.76%	0.47%
Top Explorer	179,729	$9.157148	$1,645,807	1.3%	30.89%	0.47%
Oncore & Firstar Oncore Flex	12,078	$8.373086	$101,127	1.5%	30.64%	1.62%
Oncore & Firstar Oncore Value	322,930	$8.659624	$2,796,456	0.9%	31.41%	0.41%
Oncore & Firstar Oncore Premier	468,878	$8.420052	$3,947,979	1.4%	30.76%	0.47%
Oncore & Firstar Oncore Xtra	496,700	$8.420052	$4,182,239	1.4%	30.76%	0.47%
Oncore & Firstar Oncore Lite	232,432	$8.420052	$1,957,092	1.4%	30.76%	0.47%

	2,828,421		$31,561,926

2002
Top I	37,403	$12.039008	$450,297	1.1%	-21.51%	0.26%
Top Tradition	933,614	$12.039008	$11,239,782	1.1%	-21.51%	0.26%
Top Plus	257,163	$10.704470	$2,752,790	0.9%	-21.36%	0.25%
Investar Vision & Top Spectrum	50,787	$7.134928	$362,364	1.4%	-21.75%	0.26%
Top Explorer	201,956	$6.995874	$1,412,860	1.3%	-21.67%	0.26%
Oncore & Firstar Oncore Flex	14,067	$6.409494	$90,162	1.5%	-21.82%	0.03%
Oncore & Firstar Oncore Value	84,460	$6.589677	$556,566	0.9%	-21.36%	0.27%
Oncore & Firstar Oncore Premier	178,571	$6.439106	$1,149,846	1.4%	-21.75%	0.20%
Oncore & Firstar Oncore Xtra	153,208	$6.439106	$986,519	1.4%	-21.75%	0.20%
Oncore & Firstar Oncore Lite	17,662	$6.439106	$113,724	1.4%	-21.75%	0.20%

	1,928,891		$19,114,910

Capital Appreciation Subaccount
2006
Top I	5,166	$31.644144	$163,471	1.1%	15.11%	0.41%
Top Tradition	231,561	$31.644144	$7,327,561	1.1%	15.11%	0.42%
Top Plus	110,552	$35.913264	$3,970,273	0.9%	15.34%	0.43%
Investar Vision & Top Spectrum	34,030	$23.610662	$803,476	1.4%	14.77%	0.40%
Top Explorer	172,877	$23.898237	$4,131,462	1.3%	14.88%	0.44%
Oncore & Firstar Oncore Flex	29,599	$19.396740	$574,130	1.5%	14.66%	0.41%
Oncore & Firstar Oncore Value	1,336,766	$20.419769	$27,296,453	0.9%	15.34%	0.53%
Oncore & Firstar Oncore Premier	2,083,194	$19.563088	$40,753,690	1.4%	14.77%	0.51%
Oncore & Firstar Oncore Xtra	1,887,189	$19.563088	$36,919,253	1.4%	14.77%	0.51%
Oncore & Firstar Oncore Lite	2,324,128	$19.563088	$45,467,122	1.4%	14.77%	0.51%
Oncore Ultra	3,155	$19.563088	$61,714	1.4%	11.18%	0.51%	8/7/06

	8,218,217		$167,468,605

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Capital Appreciation Subaccount (continued)
2005
Top I	6,683	$27.490513	$183,719	1.1%	4.12%	0.56%
Top Tradition	297,867	$27.490513	$8,188,506	1.1%	4.12%	0.50%
Top Plus	137,079	$31.137683	$4,268,319	0.9%	4.33%	0.48%
Investar Vision & Top Spectrum	47,804	$20.572205	$983,434	1.4%	3.82%	0.46%
Top Explorer	201,904	$20.802256	$4,200,060	1.3%	3.92%	0.49%
Oncore & Firstar Oncore Flex	38,144	$16.917170	$645,294	1.5%	3.72%	0.42%
Oncore & Firstar Oncore Value	953,450	$17.704447	$16,880,302	0.9%	4.33%	0.80%
Oncore & Firstar Oncore Premier	1,804,587	$17.045507	$30,760,094	1.4%	3.82%	0.69%
Oncore & Firstar Oncore Xtra	1,576,423	$17.045507	$26,870,932	1.4%	3.82%	0.69%
Oncore & Firstar Oncore Lite	1,550,322	$17.045507	$26,426,038	1.4%	3.82%	0.69%

	6,614,263		$119,406,698

2004
Top I	9,412	$26.401629	$248,485	1.1%	11.27%	0.37%
Top Tradition	352,542	$26.401629	$9,307,696	1.1%	11.27%	0.36%
Top Plus	178,030	$29.845326	$5,313,371	0.9%	11.49%	0.36%
Investar Vision & Top Spectrum	65,541	$19.815804	$1,298,741	1.4%	10.94%	0.34%
Top Explorer	245,754	$20.017664	$4,919,414	1.3%	11.05%	0.38%
Oncore & Firstar Oncore Flex	61,316	$16.311173	$1,000,134	1.5%	10.83%	0.35%
Oncore & Firstar Oncore Value	390,386	$16.969627	$6,624,712	0.9%	11.49%	0.50%
Oncore & Firstar Oncore Premier	1,135,299	$16.418770	$18,640,209	1.4%	10.94%	0.48%
Oncore & Firstar Oncore Xtra	1,102,890	$16.418770	$18,108,091	1.4%	10.94%	0.48%
Oncore & Firstar Oncore Lite	494,374	$16.418770	$8,117,015	1.4%	10.94%	0.48%

	4,035,544		$73,577,868

2003
Top I	10,658	$23.726799	$252,889	1.1%	30.10%	0.25%
Top Tradition	418,784	$23.726799	$9,936,415	1.1%	30.10%	0.26%
Top Plus	202,810	$26.768431	$5,428,904	0.9%	30.35%	0.25%
Investar Vision & Top Spectrum	81,920	$17.861213	$1,463,185	1.4%	29.71%	0.25%
Top Explorer	258,031	$18.025307	$4,651,085	1.3%	29.84%	0.25%
Oncore & Firstar Oncore Flex	73,347	$14.716804	$1,079,431	1.5%	29.58%	0.25%
Oncore & Firstar Oncore Value	271,812	$15.220145	$4,137,025	0.9%	30.35%	0.26%
Oncore & Firstar Oncore Premier	944,419	$14.799258	$13,976,687	1.4%	29.71%	0.26%
Oncore & Firstar Oncore Xtra	872,974	$14.799258	$12,919,371	1.4%	29.71%	0.26%
Oncore & Firstar Oncore Lite	198,357	$14.799258	$2,935,537	1.4%	29.71%	0.26%

	3,333,112		$56,780,529

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Capital Appreciation Subaccount (continued)
2002
Top I	14,507	$18.237893	$264,570	1.1%	-21.02%	0.19%
Top Tradition	468,721	$18.237893	$8,548,492	1.1%	-21.02%	0.21%
Top Plus	231,188	$20.535249	$4,747,498	0.9%	-20.86%	0.21%
Investar Vision & Top Spectrum	92,584	$13.769972	$1,274,873	1.4%	-21.25%	0.21%
Top Explorer	292,382	$13.882772	$4,059,076	1.3%	-21.18%	0.21%
Oncore & Firstar Oncore Flex	101,635	$11.356986	$1,154,270	1.5%	-21.33%	0.20%
Oncore & Firstar Oncore Value	287,639	$11.676046	$3,358,483	0.9%	-20.86%	0.21%
Oncore & Firstar Oncore Premier	951,564	$11.409383	$10,856,753	1.4%	-21.25%	0.21%
Oncore & Firstar Oncore Xtra	853,498	$11.409383	$9,737,887	1.4%	-21.25%	0.21%
Oncore & Firstar Oncore Lite	138,520	$11.409383	$1,580,431	1.4%	-21.25%	0.21%

	3,432,238		$45,582,333

Millennium Subaccount
2006
Top I	7,332	$25.207116	$184,820	1.1%	6.21%	0.00%
Top Tradition	283,025	$25.207116	$7,134,248	1.1%	6.21%	0.00%
Top Plus	65,531	$33.549246	$2,198,500	0.9%	6.42%	0.00%
Investar Vision & Top Spectrum	28,776	$17.480433	$503,013	1.4%	5.90%	0.00%
Top Explorer	150,506	$20.672814	$3,111,383	1.3%	6.00%	0.00%
Oncore & Firstar Oncore Flex	15,672	$7.664032	$120,112	1.5%	5.79%	0.00%
Oncore & Firstar Oncore Value	186,890	$7.988646	$1,493,001	0.9%	6.42%	0.00%
Oncore & Firstar Oncore Premier	513,319	$7.717060	$3,961,319	1.4%	5.90%	0.00%
Oncore & Firstar Oncore Xtra	543,092	$7.717060	$4,191,071	1.4%	5.90%	0.00%
Oncore & Firstar Oncore Lite	125,250	$7.717060	$966,561	1.4%	5.90%	0.00%

	1,919,393		$23,864,028

2005
Top I	9,070	$23.732936	$215,260	1.1%	-1.08%	0.00%
Top Tradition	350,949	$23.732936	$8,329,061	1.1%	-1.08%	0.00%
Top Plus	109,228	$31.524814	$3,443,399	0.9%	-0.89%	0.00%
Investar Vision & Top Spectrum	42,489	$16.506873	$701,364	1.4%	-1.38%	0.00%
Top Explorer	218,018	$19.502215	$4,251,840	1.3%	-1.28%	0.00%
Oncore & Firstar Oncore Flex	18,765	$7.244308	$135,937	1.5%	-1.47%	0.00%
Oncore & Firstar Oncore Value	242,251	$7.506592	$1,818,483	0.9%	-0.89%	0.00%
Oncore & Firstar Oncore Premier	631,803	$7.287265	$4,604,114	1.4%	-1.38%	0.00%
Oncore & Firstar Oncore Xtra	614,444	$7.287265	$4,477,618	1.4%	-1.38%	0.00%
Oncore & Firstar Oncore Lite	102,941	$7.287265	$750,147	1.4%	-1.38%	0.00%

	2,339,958		$28,727,223

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Millennium Subaccount (continued)
2004
Top I	16,110	$23.993241	$386,521	1.1%	9.72%	0.00%
Top Tradition	442,116	$23.993241	$10,607,791	1.1%	9.72%	0.00%
Top Plus	162,308	$31.807684	$5,162,655	0.9%	9.94%	0.00%
Investar Vision & Top Spectrum	59,278	$16.737295	$992,158	1.4%	9.40%	0.00%
Top Explorer	272,018	$19.754975	$5,373,713	1.3%	9.50%	0.00%
Oncore & Firstar Oncore Flex	23,795	$7.352652	$174,955	1.5%	9.29%	0.00%
Oncore & Firstar Oncore Value	343,161	$7.573944	$2,599,079	0.9%	9.94%	0.00%
Oncore & Firstar Oncore Premier	717,035	$7.388987	$5,298,160	1.4%	9.40%	0.00%
Oncore & Firstar Oncore Xtra	698,642	$7.388987	$5,162,258	1.4%	9.40%	0.00%
Oncore & Firstar Oncore Lite	68,265	$7.388987	$504,413	1.4%	9.40%	0.00%

	2,802,728		$36,261,703

2003
Top I	21,084	$21.867330	$461,057	1.1%	36.17%	0.00%
Top Tradition	541,497	$21.867330	$11,841,091	1.1%	36.17%	0.00%
Top Plus	203,338	$28.931906	$5,882,957	0.9%	36.44%	0.00%
Investar Vision & Top Spectrum	79,920	$15.299718	$1,222,760	1.4%	35.77%	0.00%
Top Explorer	316,662	$18.040312	$5,712,681	1.3%	35.90%	0.00%
Oncore & Firstar Oncore Flex	26,637	$6.727774	$179,208	1.5%	35.63%	0.00%
Oncore & Firstar Oncore Value	360,171	$6.889175	$2,481,282	0.9%	36.44%	0.00%
Oncore & Firstar Oncore Premier	769,694	$6.754339	$5,198,768	1.4%	35.77%	0.00%
Oncore & Firstar Oncore Xtra	726,422	$6.754339	$4,906,500	1.4%	35.77%	0.00%
Oncore & Firstar Oncore Lite	62,086	$6.754339	$419,349	1.4%	35.77%	0.00%

	3,107,511		$38,305,653

2002
Top I	27,567	$16.058949	$442,690	1.1%	-33.47%	0.00%
Top Tradition	605,966	$16.058949	$9,731,180	1.1%	-33.47%	0.00%
Top Plus	229,639	$21.205098	$4,869,517	0.9%	-33.34%	0.00%
Investar Vision & Top Spectrum	94,937	$11.269135	$1,069,853	1.4%	-33.67%	0.00%
Top Explorer	367,097	$13.274634	$4,873,082	1.3%	-33.60%	0.00%
Oncore & Firstar Oncore Flex	48,398	$4.960280	$240,066	1.5%	-33.73%	0.00%
Oncore & Firstar Oncore Value	274,120	$5.049289	$1,384,110	0.9%	-33.34%	0.00%
Oncore & Firstar Oncore Premier	793,400	$4.974966	$3,947,141	1.4%	-33.67%	0.00%
Oncore & Firstar Oncore Xtra	753,989	$4.974966	$3,751,071	1.4%	-33.67%	0.00%
Oncore & Firstar Oncore Lite	61,177	$4.974966	$304,354	1.4%	-33.67%	0.00%

	3,256,290		$30,613,064

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
International Small Company Subaccount
2006
Top I	4,252	$30.828184	$131,089	1.1%	24.98%	0.09%
Top Tradition	106,511	$30.828184	$3,283,543	1.1%	24.98%	0.12%
Top Plus	32,964	$33.655867	$1,109,426	0.9%	25.22%	0.11%
Investar Vision & Top Spectrum	19,823	$26.717738	$529,622	1.4%	24.61%	0.12%
Top Explorer	86,735	$26.266997	$2,278,261	1.3%	24.73%	0.12%
Oncore & Firstar Oncore Flex	20,359	$17.276637	$351,730	1.5%	24.49%	0.12%
Oncore & Firstar Oncore Value	408,834	$18.044337	$7,377,131	0.9%	25.22%	0.15%
Oncore & Firstar Oncore Premier	455,174	$17.401955	$7,920,916	1.4%	24.61%	0.16%
Oncore & Firstar Oncore Xtra	553,545	$17.401955	$9,632,765	1.4%	24.61%	0.16%
Oncore & Firstar Oncore Lite	763,733	$17.401955	$13,290,452	1.4%	24.61%	0.16%
Oncore Ultra	9,005	$17.401955	$156,712	1.4%	16.58%	0.16%	8/7/06

	2,460,935		$46,061,647

2005
Top I	6,104	$24.667115	$150,563	1.1%	27.60%	0.54%
Top Tradition	116,404	$24.667115	$2,871,350	1.1%	27.60%	0.50%
Top Plus	42,137	$26.876546	$1,132,488	0.9%	27.85%	0.49%
Investar Vision & Top Spectrum	22,876	$21.441408	$490,500	1.4%	27.22%	0.49%
Top Explorer	88,292	$21.058920	$1,859,339	1.3%	27.35%	0.50%
Oncore & Firstar Oncore Flex	22,385	$13.878402	$310,673	1.5%	27.10%	0.76%
Oncore & Firstar Oncore Value	265,950	$14.409653	$3,832,254	0.9%	27.85%	0.76%
Oncore & Firstar Oncore Premier	352,430	$13.965342	$4,921,808	1.4%	27.22%	0.67%
Oncore & Firstar Oncore Xtra	381,912	$13.965342	$5,333,534	1.4%	27.22%	0.67%
Oncore & Firstar Oncore Lite	263,401	$13.965342	$3,678,476	1.4%	27.22%	0.67%

	1,561,891		$24,580,985

2004
Top I	2,137	$19.332118	$41,306	1.1%	19.55%	0.67%
Top Tradition	116,939	$19.332118	$2,260,673	1.1%	19.55%	0.99%
Top Plus	45,038	$21.022163	$946,800	0.9%	19.79%	0.97%
Investar Vision & Top Spectrum	23,943	$16.853745	$403,522	1.4%	19.20%	1.05%
Top Explorer	82,828	$16.536802	$1,369,708	1.3%	19.32%	1.02%
Oncore & Firstar Oncore Flex	14,030	$10.919657	$153,198	1.5%	19.08%	1.01%
Oncore & Firstar Oncore Value	91,275	$11.270879	$1,028,751	0.9%	19.79%	1.27%
Oncore & Firstar Oncore Premier	263,335	$10.977275	$2,890,720	1.4%	19.20%	1.21%
Oncore & Firstar Oncore Xtra	236,490	$10.977275	$2,596,013	1.4%	19.20%	1.21%
Oncore & Firstar Oncore Lite	52,162	$10.977275	$572,591	1.4%	19.20%	1.21%

	928,177		$12,263,282

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
International Small Company Subaccount (continued)
2003
Top I	4,373	$16.170236	$70,710	1.1%	52.24%	0.17%
Top Tradition	131,050	$16.170236	$2,119,102	1.1%	52.24%	0.22%
Top Plus	57,050	$17.549014	$1,001,163	0.9%	52.54%	0.22%
Investar Vision & Top Spectrum	25,391	$14.139164	$359,011	1.4%	51.79%	0.23%
Top Explorer	92,568	$13.859543	$1,282,954	1.3%	51.94%	0.22%
Oncore Flex	12,896	$9.169918	$118,253	1.5%	51.64%	0.20%
Oncore & Firstar Oncore Value	62,867	$9.408776	$591,500	0.9%	52.54%	0.22%
Oncore & Firstar Oncore Premier	224,145	$9.209200	$2,064,211	1.4%	51.79%	0.21%
Oncore & Firstar Oncore Xtra	173,575	$9.209200	$1,598,485	1.4%	51.79%	0.21%
Oncore & Firstar Oncore Lite	23,495	$9.209200	$216,369	1.4%	51.79%	0.21%

	807,410		$9,421,757

2002
Top I	2,198	$10.621378	$23,343	1.1%	-15.93%	0.00%
Top Tradition	134,150	$10.621378	$1,424,853	1.1%	-15.93%	0.00%
Top Plus	74,427	$11.504273	$856,230	0.9%	-15.77%	0.00%
Investar Vision & Top Spectrum	24,648	$9.314799	$229,595	1.4%	-16.18%	0.00%
Top Explorer	97,436	$9.121594	$888,775	1.3%	-16.10%	0.00%
Oncore Flex	12,122	$6.047041	$73,303	1.5%	-16.27%	0.00%
Oncore & Firstar Oncore Value	52,385	$6.167936	$323,105	0.9%	-15.77%	0.00%
Oncore & Firstar Oncore Premier	198,627	$6.066974	$1,205,063	1.4%	-16.18%	0.00%
Oncore & Firstar Oncore Xtra	135,773	$6.066974	$823,732	1.4%	-16.18%	0.00%
Oncore Lite	5,370	$6.066974	$32,582	1.4%	-16.18%	0.00%

	737,136		$5,880,581

Aggressive Growth Subaccount
2006
Top Tradition	143,803	$7.379507	$1,061,195	1.1%	4.63%	0.00%
Top Plus	15,359	$9.058347	$139,124	0.9%	4.84%	0.00%
Investar Vision & Top Spectrum	18,438	$6.879063	$126,838	1.4%	4.32%	0.00%
Top Explorer	36,789	$7.713855	$283,787	1.3%	4.42%	0.00%
Oncore Flex	15,125	$5.840504	$88,337	1.5%	4.22%	0.00%
Oncore & Firstar Oncore Value	47,341	$6.087941	$288,207	0.9%	4.84%	0.00%
Oncore & Firstar Oncore Premier	124,670	$5.880952	$733,182	1.4%	4.32%	0.00%
Oncore & Firstar Oncore Xtra	166,904	$5.880952	$981,556	1.4%	4.32%	0.00%
Oncore & Firstar Oncore Lite	262,597	$5.880952	$1,544,319	1.4%	4.32%	0.00%
Oncore Ultra	2,192	$5.880952	$12,890	1.4%	12.18%	0.00%	8/7/06

	833,218		$5,259,435

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Aggressive Growth Subaccount (continued)
2005
Top Tradition	162,770	$7.052988	$1,148,017	1.1%	12.05%	0.02%
Top Plus	25,046	$8.640452	$216,407	0.9%	12.27%	0.02%
Investar Vision & Top Spectrum	19,393	$6.594137	$127,879	1.4%	11.72%	0.02%
Top Explorer	52,726	$7.387077	$389,493	1.3%	11.83%	0.02%
Oncore Flex	25,766	$5.604112	$144,397	1.5%	11.61%	0.02%
Oncore Value	25,661	$5.807078	$149,018	0.9%	12.27%	0.02%
Oncore & Firstar Oncore Premier	139,309	$5.637364	$785,335	1.4%	11.72%	0.02%
Oncore & Firstar Oncore Xtra	168,971	$5.637364	$952,548	1.4%	11.72%	0.02%
Oncore & Firstar Oncore Lite	19,683	$5.637364	$110,961	1.4%	11.72%	0.02%

	639,325		$4,024,055

2004
Top I	422	$6.294415	$2,657	1.1%	7.77%	0.00%
Top Tradition	192,494	$6.294415	$1,211,636	1.1%	7.77%	0.00%
Top Plus	33,943	$7.695920	$261,224	0.9%	7.98%	0.00%
Investar Vision & Top Spectrum	25,931	$5.902318	$153,054	1.4%	7.45%	0.00%
Top Explorer	64,534	$6.605557	$426,282	1.3%	7.56%	0.00%
Oncore Flex	25,098	$5.021097	$126,020	1.5%	7.34%	0.00%
Oncore & Firstar Oncore Value	32,977	$5.172269	$170,565	0.9%	7.98%	0.00%
Oncore & Firstar Oncore Premier	148,721	$5.045926	$750,436	1.4%	7.45%	0.00%
Oncore & Firstar Oncore Xtra	214,747	$5.045926	$1,083,599	1.4%	7.45%	0.00%
Oncore & Firstar Oncore Lite	8,056	$5.045926	$40,648	1.4%	7.45%	0.00%

	746,923		$4,226,121

2003
Top I	422	$5.840646	$2,466	1.1%	30.06%	0.00%
Top Tradition	212,331	$5.840646	$1,240,151	1.1%	30.06%	0.00%
Top Plus	46,881	$7.126951	$334,120	0.9%	30.32%	0.00%
Investar Vision & Top Spectrum	32,512	$5.493122	$178,594	1.4%	29.68%	0.00%
Top Explorer	78,758	$6.141509	$483,694	1.3%	29.80%	0.00%
Oncore Flex	24,163	$4.677618	$113,024	1.5%	29.55%	0.00%
Oncore & Firstar Oncore Value	68,946	$4.789877	$330,244	0.9%	30.32%	0.00%
Oncore & Firstar Oncore Premier	197,271	$4.696098	$926,400	1.4%	29.68%	0.00%
Oncore & Firstar Oncore Xtra	239,688	$4.696098	$1,125,598	1.4%	29.68%	0.00%
Oncore & Firstar Oncore Lite	7,553	$4.696098	$35,468	1.4%	29.68%	0.00%

	908,525		$4,769,759

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Aggressive Growth Subaccount (continued)
2002
Top I	422	$4.490665	$1,897	1.1%	-28.70%	0.00%
Top Tradition	214,617	$4.490665	$963,775	1.1%	-28.70%	0.00%
Top Plus	69,054	$5.468849	$377,648	0.9%	-28.56%	0.00%
Investar Vision & Top Spectrum	45,864	$4.236001	$194,281	1.4%	-28.91%	0.00%
Top Explorer	96,543	$4.731338	$456,778	1.3%	-28.84%	0.00%
Oncore Flex	32,552	$3.610684	$117,536	1.5%	-28.98%	0.00%
Oncore & Firstar Oncore Value	76,997	$3.675501	$283,001	0.9%	-28.56%	0.00%
Oncore & Firstar Oncore Premier	210,910	$3.621377	$763,783	1.4%	-28.91%	0.00%
Oncore & Firstar Oncore Xtra	279,017	$3.621377	$1,010,424	1.4%	-28.91%	0.00%
Oncore & Firstar Oncore Lite	3,972	$3.621377	$14,383	1.4%	-28.91%	0.00%

	1,029,948		$4,183,506

Small Cap Growth Subaccount
2006
Top I	3,805	$10.101594	$38,435	1.1%	24.24%	0.00%
Top Tradition	82,488	$14.961463	$1,234,136	1.1%	24.24%	0.00%
Top Plus	38,981	$15.260526	$594,878	0.9%	24.49%	0.00%
Investar Vision & Top Spectrum	2,257	$9.889130	$22,323	1.4%	23.87%	0.00%
Top Explorer	55,930	$17.407230	$973,579	1.3%	24.00%	0.00%
Oncore Flex	4,022	$6.554696	$26,365	1.5%	23.75%	0.00%
Oncore & Firstar Oncore Value	85,102	$6.819230	$580,331	0.9%	24.49%	0.00%
Oncore & Firstar Oncore Premier	149,634	$6.597966	$987,274	1.4%	23.87%	0.00%
Oncore & Firstar Oncore Xtra	166,666	$6.597966	$1,099,659	1.4%	23.87%	0.00%
Oncore Lite	144,978	$6.597966	$956,561	1.4%	23.87%	0.00%
Oncore Ultra	1,518	$6.597966	$10,014	1.4%	25.35%	0.00%	8/7/06

	735,381		$6,523,555

2005
Top I	4,190	$8.130715	$34,065	1.1%	5.32%	0.00%
Top Tradition	97,972	$12.042400	$1,179,817	1.1%	5.32%	0.00%
Top Plus	48,640	$12.258855	$596,272	0.9%	5.53%	0.00%
Investar Vision & Top Spectrum	2,258	$7.983258	$18,024	1.4%	5.01%	0.00%
Top Explorer	64,456	$14.038597	$904,865	1.3%	5.12%	0.00%
Oncore Flex	4,023	$5.296644	$21,310	1.5%	4.91%	0.00%
Oncore & Firstar Oncore Value	79,387	$5.477934	$434,875	0.9%	5.53%	0.00%
Oncore & Firstar Oncore Premier	173,681	$5.326372	$925,088	1.4%	5.01%	0.00%
Oncore & Firstar Oncore Xtra	194,351	$5.326372	$1,035,186	1.4%	5.01%	0.00%
Oncore Lite	118,685	$5.326372	$632,169	1.4%	5.01%	0.00%

	787,643		$5,781,671

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Small Cap Growth Subaccount (continued)
2004
Top I	1,864	$7.719698	$14,387	1.1%	10.23%	0.00%
Top Tradition	122,489	$11.433639	$1,400,500	1.1%	10.23%	0.00%
Top Plus	55,394	$11.616196	$643,473	0.9%	10.45%	0.00%
Investar Vision & Top Spectrum	2,692	$7.602113	$20,462	1.4%	9.90%	0.00%
Top Explorer	84,511	$13.355197	$1,128,655	1.3%	10.01%	0.00%
Oncore Flex	5,361	$5.048725	$27,066	1.5%	9.79%	0.00%
Oncore & Firstar Oncore Value	76,298	$5.190763	$396,045	0.9%	10.45%	0.00%
Oncore & Firstar Oncore Premier	158,973	$5.072075	$806,324	1.4%	9.90%	0.00%
Oncore & Firstar Oncore Xtra	195,801	$5.072075	$993,118	1.4%	9.90%	0.00%
Oncore Lite	67,691	$5.072075	$343,333	1.4%	9.90%	0.00%

	771,074		$5,773,363

2003
Top I	13,349	$7.003370	$93,489	1.1%	43.77%	0.00%
Top Tradition	151,471	$10.372684	$1,571,165	1.1%	43.77%	0.00%
Top Plus	76,690	$10.517403	$806,577	0.9%	44.05%	0.00%
Investar Vision & Top Spectrum	2,693	$6.917226	$18,628	1.4%	43.34%	0.00%
Top Explorer	100,526	$12.139983	$1,220,389	1.3%	43.48%	0.00%
Oncore Flex	5,613	$4.598419	$25,810	1.5%	43.20%	0.00%
Oncore & Firstar Oncore Value	95,546	$4.699759	$449,042	0.9%	44.05%	0.00%
Oncore & Firstar Oncore Premier	186,335	$4.615120	$859,956	1.4%	43.34%	0.00%
Oncore & Firstar Oncore Xtra	173,566	$4.615120	$801,026	1.4%	43.34%	0.00%
Oncore Lite	33,717	$4.615120	$155,609	1.4%	43.34%	0.00%

	839,506		$6,001,691

2002
Top I	3,365	$4.871298	$16,390	1.1%	-29.90%	0.00%
Top Tradition	174,699	$7.214868	$1,260,430	1.1%	-29.90%	0.00%
Top Plus	84,761	$7.301096	$618,849	0.9%	-29.76%	0.00%
Top Spectrum	2,950	$4.825638	$14,236	1.4%	-30.10%	0.00%
Top Explorer	105,060	$8.460821	$888,896	1.3%	-30.03%	0.00%
Oncore Flex	5,620	$3.211139	$18,047	1.5%	-30.17%	0.00%
Oncore & Firstar Oncore Value	67,854	$3.262529	$221,375	0.9%	-29.76%	0.00%
Oncore & Firstar Oncore Premier	141,646	$3.219625	$456,048	1.4%	-30.10%	0.00%
Oncore & Firstar Oncore Xtra	124,440	$3.219625	$400,650	1.4%	-30.10%	0.00%
Oncore Lite	4,883	$3.219625	$15,720	1.4%	-30.10%	0.00%

	715,278		$3,910,641

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Mid Cap Opportunity Subaccount
2006
Top I	4,051	$14.535150	$58,882	1.1%	8.46%	0.00%
Top Tradition	322,989	$25.303644	$8,172,805	1.1%	8.46%	0.00%
Top Plus	128,333	$25.809088	$3,312,156	0.9%	8.67%	0.00%
Investar Vision & Top Spectrum	872	$16.048749	$13,994	1.4%	8.14%	0.00%
Top Explorer	257,617	$25.178242	$6,486,332	1.3%	8.25%	0.00%
Oncore & Firstar Oncore Flex	7,659	$15.912178	$121,872	1.5%	8.03%	0.00%
Oncore & Firstar Oncore Value	297,079	$16.751690	$4,976,581	0.9%	8.67%	0.00%
Oncore & Firstar Oncore Premier	600,290	$16.048749	$9,633,895	1.4%	8.14%	0.00%
Oncore & Firstar Oncore Xtra	435,236	$16.048749	$6,984,994	1.4%	8.14%	0.00%
Oncore & Firstar Oncore Lite	422,053	$16.048749	$6,773,424	1.4%	8.14%	0.00%
Oncore Ultra	251	$16.048749	$4,029	1.4%	10.57%	0.00%	8/7/06

	2,476,430		$46,538,964

2005
Top I	6,768	$13.401489	$90,703	1.1%	8.79%	0.00%
Top Tradition	419,408	$23.330098	$9,784,824	1.1%	8.79%	0.00%
Top Plus	166,804	$23.749133	$3,961,458	0.9%	9.00%	0.00%
Investar Vision & Top Spectrum	4,178	$14.840842	$62,007	1.4%	8.47%	0.00%
Top Explorer	330,716	$23.260264	$7,692,547	1.3%	8.57%	0.00%
Oncore & Firstar Oncore Flex	4,624	$14.729016	$68,113	1.5%	8.36%	0.00%
Oncore & Firstar Oncore Value	316,665	$15.414658	$4,881,277	0.9%	9.00%	0.00%
Oncore & Firstar Oncore Premier	686,907	$14.840842	$10,194,276	1.4%	8.47%	0.00%
Oncore & Firstar Oncore Xtra	444,679	$14.840842	$6,599,406	1.4%	8.47%	0.00%
Oncore & Firstar Oncore Lite	268,274	$14.840842	$3,981,417	1.4%	8.47%	0.00%

	2,649,023		$47,316,028

2004
Top I	7,847	$12.318904	$96,671	1.1%	12.32%	0.00%
Top Tradition	504,422	$21.445455	$10,817,556	1.1%	12.32%	0.00%
Top Plus	225,163	$21.787570	$4,905,745	0.9%	12.54%	0.00%
Investar Vision & Top Spectrum	2,983	$13.682335	$40,812	1.4%	11.99%	0.00%
Top Explorer	382,243	$21.423407	$8,188,955	1.3%	12.10%	0.00%
Oncore & Firstar Oncore Flex	6,433	$13.592579	$87,444	1.5%	11.88%	0.00%
Oncore & Firstar Oncore Value	361,287	$14.141487	$5,109,139	0.9%	12.54%	0.00%
Oncore & Firstar Oncore Premier	780,144	$13.682335	$10,674,180	1.4%	11.99%	0.00%
Oncore & Firstar Oncore Xtra	498,288	$13.682335	$6,817,744	1.4%	11.99%	0.00%
Oncore & Firstar Oncore Lite	244,454	$13.682335	$3,344,705	1.4%	11.99%	0.00%

	3,013,264		$50,082,951

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Mid Cap Opportunity Subaccount (continued)
2003
Top I	7,168	$10.967734	$78,614	1.1%	44.75%	0.04%
Top Tradition	582,520	$19.093264	$11,122,204	1.1%	44.75%	0.04%
Top Plus	267,784	$19.359387	$5,184,130	0.9%	45.04%	0.04%
Investar Vision & Top Spectrum	4,665	$12.217876	$57,000	1.4%	44.32%	0.04%
Top Explorer	454,152	$19.111464	$8,679,515	1.3%	44.47%	0.04%
Oncore & Firstar Oncore Flex	13,825	$12.149723	$167,969	1.5%	44.18%	0.04%
Oncore & Firstar Oncore Value	299,086	$12.565438	$3,758,150	0.9%	45.04%	0.04%
Oncore & Firstar Oncore Premier	738,274	$12.217876	$9,020,134	1.4%	44.32%	0.04%
Oncore & Firstar Oncore Xtra	387,378	$12.217876	$4,732,941	1.4%	44.32%	0.04%
Oncore & Firstar Oncore Lite	47,347	$12.217876	$578,480	1.4%	44.32%	0.04%

	2,802,199		$43,379,137

2002
Top I	18,199	$7.576987	$137,895	1.1%	-26.44%	0.00%
Top Tradition	616,115	$13.190461	$8,126,842	1.1%	-26.44%	0.00%
Top Plus	300,119	$13.347926	$4,005,969	0.9%	-26.29%	0.00%
Investar Vision & Top Spectrum	3,301	$8.465667	$27,947	1.4%	-26.66%	0.00%
Top Explorer	522,652	$13.229122	$6,914,227	1.3%	-26.58%	0.00%
Oncore & Firstar Oncore Flex	21,042	$8.426738	$177,314	1.5%	-26.73%	0.00%
Oncore & Firstar Oncore Value	294,737	$8.663624	$2,553,489	0.9%	-26.29%	0.00%
Oncore & Firstar Oncore Premier	794,097	$8.465667	$6,722,556	1.4%	-26.66%	0.00%
Oncore & Firstar Oncore Xtra	376,288	$8.465667	$3,185,525	1.4%	-26.66%	0.00%
Oncore & Firstar Oncore Lite	29,735	$8.465667	$251,730	1.4%	-26.66%	0.00%

	2,976,285		$32,103,494

S&P 500 Index Subaccount
2006
Top I	7,298	$10.574254	$77,166	1.1%	14.05%	0.81%
Top Tradition	557,596	$19.847544	$11,066,910	1.1%	14.05%	1.01%
Top Plus	167,162	$20.243886	$3,384,008	0.9%	14.27%	0.98%
Investar Vision & Top Spectrum	67,923	$13.246583	$899,751	1.4%	13.71%	0.92%
Top Explorer	501,173	$19.012429	$9,528,523	1.3%	13.82%	1.03%
Oncore & Firstar Oncore Flex	63,223	$12.773463	$807,577	1.5%	13.60%	0.95%
Oncore & Firstar Oncore Value	625,744	$13.447281	$8,414,556	0.9%	14.27%	0.97%
Oncore & Firstar Oncore Premier	2,202,890	$12.883020	$28,379,871	1.4%	13.71%	1.10%
Oncore & Firstar Oncore Xtra	1,440,375	$12.883020	$18,556,385	1.4%	13.71%	1.10%
Oncore & Firstar Oncore Lite	581,184	$12.883020	$7,487,410	1.4%	13.71%	1.10%
Oncore Ultra	37,417	$12.883020	$482,041	1.4%	11.24%	1.10%	8/7/06

	6,251,985		$89,084,198

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
S&P 500 Index Subaccount (continued)
2005
Top I	11,960	$9.271844	$110,888	1.1%	3.33%	1.00%
Top Tradition	722,817	$17.402963	$12,579,164	1.1%	3.33%	0.94%
Top Plus	229,126	$17.715460	$4,059,075	0.9%	3.54%	0.92%
Investar Vision & Top Spectrum	102,279	$11.649395	$1,191,490	1.4%	3.03%	0.91%
Top Explorer	619,152	$16.703578	$10,342,053	1.3%	3.13%	0.93%
Oncore & Firstar Oncore Flex	91,530	$11.244364	$1,029,195	1.5%	2.93%	0.97%
Oncore & Firstar Oncore Value	843,939	$11.767737	$9,931,252	0.9%	3.54%	1.20%
Oncore & Firstar Oncore Premier	2,932,440	$11.329667	$33,223,573	1.4%	3.03%	1.01%
Oncore & Firstar Oncore Xtra	1,774,333	$11.329667	$20,102,603	1.4%	3.03%	1.01%
Oncore & Firstar Oncore Lite	396,816	$11.329667	$4,495,784	1.4%	3.03%	1.01%

	7,724,392		$97,065,077

2004
Top I	13,918	$8.972855	$124,882	1.1%	9.10%	1.18%
Top Tradition	865,003	$16.841761	$14,568,168	1.1%	9.10%	1.06%
Top Plus	308,745	$17.110362	$5,282,732	0.9%	9.32%	1.01%
Investar Vision & Top Spectrum	131,066	$11.307096	$1,481,973	1.4%	8.78%	1.01%
Top Explorer	749,308	$16.196798	$12,136,386	1.3%	8.88%	1.08%
Oncore & Firstar Oncore Flex	111,642	$10.924689	$1,219,649	1.5%	8.67%	1.03%
Oncore & Firstar Oncore Value	647,913	$11.365793	$7,364,047	0.9%	9.32%	1.14%
Oncore & Firstar Oncore Premier	2,915,101	$10.996761	$32,056,676	1.4%	8.78%	1.16%
Oncore & Firstar Oncore Xtra	1,900,670	$10.996761	$20,901,216	1.4%	8.78%	1.16%
Oncore & Firstar Oncore Lite	459,684	$10.996761	$5,055,040	1.4%	8.78%	1.16%

	8,103,050		$100,190,769

2003
Top I	10,513	$8.224458	$86,462	1.1%	26.45%	1.15%
Top Tradition	986,495	$15.437040	$15,228,556	1.1%	26.45%	1.20%
Top Plus	386,328	$15.652148	$6,046,868	0.9%	26.70%	1.18%
Investar Vision & Top Spectrum	160,544	$10.394851	$1,668,828	1.4%	26.08%	1.18%
Top Explorer	824,604	$14.875317	$12,266,244	1.3%	26.20%	1.20%
Oncore & Firstar Oncore Flex	129,328	$10.053229	$1,300,164	1.5%	25.95%	1.11%
Oncore & Firstar Oncore Value	664,592	$10.397150	$6,909,862	0.9%	26.70%	1.24%
Oncore & Firstar Oncore Premier	2,952,652	$10.109565	$29,850,032	1.4%	26.08%	1.24%
Oncore & Firstar Oncore Xtra	1,741,329	$10.109565	$17,604,081	1.4%	26.08%	1.24%
Oncore & Firstar Oncore Lite	313,876	$10.109565	$3,173,153	1.4%	26.08%	1.24%

	8,170,261		$94,134,249

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
S&P 500 Index Subaccount (continued)
2002
Top I	18,843	$6.504141	$122,555	1.1%	-23.47%	1.09%
Top Tradition	1,062,848	$12.208071	$12,975,329	1.1%	-23.47%	1.09%
Top Plus	454,870	$12.353754	$5,619,351	0.9%	-23.32%	1.08%
Investar Vision & Top Spectrum	189,257	$8.244948	$1,560,417	1.4%	-23.70%	1.07%
Top Explorer	888,209	$11.787111	$10,469,416	1.3%	-23.62%	1.09%
Oncore & Firstar Oncore Flex	243,608	$7.981824	$1,944,432	1.5%	-23.77%	1.10%
Oncore & Firstar Oncore Value	598,915	$8.206149	$4,914,786	0.9%	-23.32%	1.10%
Oncore & Firstar Oncore Premier	2,645,161	$8.018669	$21,210,670	1.4%	-23.70%	1.11%
Oncore & Firstar Oncore Xtra	1,486,199	$8.018669	$11,917,339	1.4%	-23.70%	1.11%
Oncore & Firstar Oncore Lite	128,490	$8.018669	$1,030,320	1.4%	-23.70%	1.11%

	7,716,400		$71,764,615

Social Awareness Subaccount (note 4)
2002
Top Tradition	20,531	$5.388262	$110,627	1.1%	-29.10%	0.00%
Top Plus	15,048	$5.452617	$82,053	0.9%	-28.95%	0.00%
Top Explorer	50,017	$5.684032	$284,294	1.3%	-29.24%	0.00%

	85,596		$476,974

Blue Chip Subaccount (note 4)
2006
Top I	1,542	$12.651963	$19,505	1.1%	15.09%	0.98%
Top Tradition	49,044	$12.651963	$620,499	1.1%	15.09%	0.99%
Top Plus	6,144	$12.832713	$78,847	0.9%	15.31%	0.96%
Investar Vision & Top Spectrum	100	$12.677987	$1,267	1.4%	14.75%	0.07%
Top Explorer	14,317	$12.474060	$178,589	1.3%	14.86%	0.68%
Oncore & Firstar Oncore Flex	29,969	$12.570161	$376,711	1.5%	14.64%	0.83%
Oncore & Firstar Oncore Value	103,198	$13.233186	$1,365,635	0.9%	15.31%	0.96%
Oncore & Firstar Oncore Premier	539,182	$12.677987	$6,835,766	1.4%	14.75%	1.05%
Oncore & Firstar Oncore Xtra	947,911	$12.677987	$12,017,600	1.4%	14.75%	1.05%
Oncore & Firstar Oncore Lite	460,054	$12.677987	$5,832,556	1.4%	14.75%	1.05%

	2,151,461		$27,326,975

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Blue Chip Subaccount (note 4) (continued)
2005
Top I	1,542	$10.993372	$16,951	1.1%	3.60%	0.98%
Top Tradition	47,952	$10.993372	$527,149	1.1%	3.60%	0.97%
Top Plus	6,365	$11.128423	$70,836	0.9%	3.80%	0.85%
Investar Vision & Top Spectrum	1,769	$11.048572	$19,541	1.4%	3.29%	0.92%
Top Explorer	28,570	$10.860149	$310,278	1.3%	3.40%	0.86%
Oncore & Firstar Oncore Flex	40,707	$10.965373	$446,372	1.5%	3.19%	0.74%
Oncore & Firstar Oncore Value	111,649	$11.475703	$1,281,246	0.9%	3.80%	0.90%
Oncore & Firstar Oncore Premier	640,038	$11.048572	$7,071,503	1.4%	3.29%	0.92%
Oncore & Firstar Oncore Xtra	1,017,109	$11.048572	$11,237,605	1.4%	3.29%	0.92%
Oncore & Firstar Oncore Lite	201,599	$11.048572	$2,227,388	1.4%	3.29%	0.92%

	2,097,300		$23,208,869

2004
Top I	1,542	$10.611435	$16,366	1.1%	8.41%	1.24%
Top Tradition	50,399	$10.611435	$534,806	1.1%	8.41%	1.26%
Top Plus	9,015	$10.720596	$96,651	0.9%	8.62%	1.28%
Investar Vision & Top Spectrum	5,780	$10.696275	$61,822	1.4%	8.09%	1.40%
Top Explorer	36,448	$10.503505	$382,829	1.3%	8.19%	1.29%
Oncore & Firstar Oncore Flex	65,506	$10.626161	$696,081	1.5%	7.98%	1.19%
Oncore & Firstar Oncore Value	126,918	$11.055144	$1,403,102	0.9%	8.62%	1.38%
Oncore & Firstar Oncore Premier	779,857	$10.696275	$8,341,568	1.4%	8.09%	1.40%
Oncore & Firstar Oncore Xtra	1,065,624	$10.696275	$11,398,203	1.4%	8.09%	1.40%
Oncore & Firstar Oncore Lite	212,626	$10.696275	$2,274,301	1.4%	8.09%	1.40%

	2,353,715		$25,205,729

2003
Top I	1,543	$9.788494	$15,100	1.1%	25.21%	1.35%
Top Tradition	57,233	$9.788494	$560,226	1.1%	25.21%	1.37%
Top Plus	9,843	$9.869589	$97,150	0.9%	25.45%	1.45%
Investar Vision & Top Spectrum	5,708	$9.896131	$56,486	1.4%	24.84%	1.43%
Top Explorer	36,165	$9.708148	$351,100	1.3%	24.96%	1.39%
Oncore & Firstar Oncore Flex	77,873	$9.840980	$766,351	1.5%	24.71%	1.52%
Oncore & Firstar Oncore Value	134,460	$10.177576	$1,368,474	0.9%	25.45%	1.40%
Oncore & Firstar Oncore Premier	835,051	$9.896131	$8,263,770	1.4%	24.84%	1.43%
Oncore & Firstar Oncore Xtra	970,247	$9.896131	$9,601,690	1.4%	24.84%	1.43%
Oncore & Firstar Oncore Lite	160,032	$9.896131	$1,583,696	1.4%	24.84%	1.43%

	2,288,155		$22,664,043

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Blue Chip Subaccount (note 4) (continued)
2002
Top I	1,543	$7.817892	$12,064	1.1%	-20.31%	0.88%
Top Tradition	47,593	$7.817892	$372,077	1.1%	-20.31%	0.90%
Top Plus	2,729	$7.867097	$21,472	0.9%	-20.15%	0.80%
Investar Vision	198	$7.927309	$1,570	1.4%	-20.54%	0.94%
Top Explorer	22,003	$7.769060	$170,939	1.3%	-20.47%	0.86%
Oncore Flex	25,179	$7.890890	$198,687	1.5%	-20.62%	0.93%
Oncore & Firstar Oncore Value	76,041	$8.112600	$616,891	0.9%	-20.15%	0.89%
Oncore & Firstar Oncore Premier	396,963	$7.927309	$3,146,839	1.4%	-20.54%	0.94%
Oncore & Firstar Oncore Xtra	474,853	$7.927309	$3,764,310	1.4%	-20.54%	0.94%
Oncore & Firstar Oncore Lite	30,308	$7.927309	$240,263	1.4%	-20.54%	0.94%

	1,077,410		$8,545,112

Equity Income Subaccount (note 4)
2002
Top Tradition	10,408	$6.447392	$67,105	1.1%	-21.74%	1.32%
Top Plus	11,034	$6.487970	$71,587	0.9%	-21.58%	1.35%
Investar Vision & Top Spectrum	4,484	$7.194067	$32,260	1.4%	-21.97%	1.38%
Top Explorer	10,580	$6.407080	$67,786	1.3%	-21.89%	1.26%
Oncore & Firstar Oncore Flex	23,385	$7.160990	$167,461	1.5%	-22.05%	1.52%
Oncore & Firstar Oncore Value	66,432	$7.362248	$489,091	0.9%	-21.58%	1.28%
Oncore & Firstar Oncore Premier	505,254	$7.194067	$3,634,836	1.4%	-21.97%	1.38%
Oncore & Firstar Oncore Xtra	399,504	$7.194067	$2,874,056	1.4%	-21.97%	1.38%
Oncore & Firstar Oncore Lite	81,631	$7.194067	$587,256	1.4%	-21.97%	1.38%

	1,112,712		$7,991,438

High Income Bond Subaccount
2006
Top I	2,867	$14.786200	$42,391	1.1%	8.93%	0.00%
Top Tradition	47,931	$14.786200	$708,723	1.1%	8.93%	0.00%
Top Plus	28,987	$14.997356	$434,730	0.9%	9.15%	0.00%
Investar Vision & Top Spectrum	2,975	$14.012859	$41,685	1.4%	8.61%	0.00%
Top Explorer	53,531	$14.578330	$780,391	1.3%	8.72%	0.00%
Oncore & Firstar Oncore Flex	36,014	$13.893687	$500,373	1.5%	8.51%	0.00%
Oncore & Firstar Oncore Value	574,601	$14.626365	$8,404,318	0.9%	9.15%	0.00%
Oncore & Firstar Oncore Premier	1,237,336	$14.012859	$17,338,632	1.4%	8.61%	0.00%
Oncore & Firstar Oncore Xtra	1,162,383	$14.012859	$16,288,306	1.4%	8.61%	0.00%
Oncore & Firstar Oncore Lite	908,344	$14.012859	$12,728,491	1.4%	8.61%	0.00%
Oncore Ultra	27,141	$14.012859	$380,318	1.4%	5.67%	0.00%	8/7/06

	4,082,110		$57,648,358

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
High Income Bond Subaccount (continued)
2005
Top I	3,303	$13.573436	$44,829	1.1%	1.87%	5.94%
Top Tradition	41,596	$13.573436	$564,603	1.1%	1.87%	5.49%
Top Plus	14,685	$13.740101	$201,777	0.9%	2.08%	6.90%
Investar Vision & Top Spectrum	5,409	$12.901575	$69,790	1.4%	1.57%	5.38%
Top Explorer	47,917	$13.408981	$642,521	1.3%	1.67%	5.17%
Oncore & Firstar Oncore Flex	14,409	$12.804436	$184,493	1.5%	1.47%	4.03%
Oncore & Firstar Oncore Value	414,973	$13.400215	$5,560,726	0.9%	2.08%	6.11%
Oncore & Firstar Oncore Premier	1,041,558	$12.901575	$13,437,733	1.4%	1.57%	5.38%
Oncore & Firstar Oncore Xtra	970,510	$12.901575	$12,521,108	1.4%	1.57%	5.38%
Oncore & Firstar Oncore Lite	582,304	$12.901575	$7,512,645	1.4%	1.57%	5.38%

	3,136,664		$40,740,225

2004
Top I	1,470	$13.323676	$19,579	1.1%	9.46%	0.26%
Top Tradition	31,474	$13.323676	$419,346	1.1%	9.46%	0.32%
Top Plus	4,357	$13.460648	$58,646	0.9%	9.68%	0.25%
Investar Vision & Top Spectrum	5,873	$12.701656	$74,596	1.4%	9.14%	0.36%
Top Explorer	36,892	$13.188188	$486,542	1.3%	9.25%	0.36%
Oncore & Firstar Oncore Flex	59,855	$12.618415	$755,281	1.5%	9.03%	0.41%
Oncore & Firstar Oncore Value	226,445	$13.127684	$2,972,705	0.9%	9.68%	0.37%
Oncore & Firstar Oncore Premier	859,441	$12.701656	$10,916,318	1.4%	9.14%	0.36%
Oncore & Firstar Oncore Xtra	843,534	$12.701656	$10,714,278	1.4%	9.14%	0.36%
Oncore & Firstar Oncore Lite	400,197	$12.701656	$5,083,170	1.4%	9.14%	0.36%

	2,469,538		$31,500,461

2003
Top I	2,432	$12.171803	$29,597	1.1%	21.45%	8.13%
Top Tradition	36,128	$12.171803	$439,745	1.1%	21.45%	7.84%
Top Plus	6,539	$12.272560	$80,249	0.9%	21.69%	7.91%
Investar Vision & Top Spectrum	4,594	$11.638098	$53,463	1.4%	21.09%	7.77%
Top Explorer	27,234	$12.071928	$328,770	1.3%	21.21%	7.72%
Oncore & Firstar Oncore Flex	24,151	$11.573251	$279,506	1.5%	20.97%	8.85%
Oncore & Firstar Oncore Value	203,555	$11.968977	$2,436,345	0.9%	21.69%	7.73%
Oncore & Firstar Oncore Premier	715,211	$11.638098	$8,323,702	1.4%	21.09%	7.77%
Oncore & Firstar Oncore Xtra	658,534	$11.638098	$7,664,084	1.4%	21.09%	7.77%
Oncore & Firstar Oncore Lite	270,586	$11.638098	$3,149,101	1.4%	21.09%	7.77%

	1,948,964		$22,784,562

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
High Income Bond Subaccount (continued)
2002
Top I	2,413	$10.021930	$24,185	1.1%	2.81%	8.93%
Top Tradition	27,079	$10.021930	$271,386	1.1%	2.81%	10.69%
Top Plus	1,748	$10.084932	$17,629	0.9%	3.02%	9.92%
Investar Vision & Top Spectrum	499	$9.610925	$4,794	1.4%	2.51%	10.29%
Top Explorer	26,410	$9.959353	$263,031	1.3%	2.61%	10.21%
Oncore & Firstar Oncore Flex	20,238	$9.566784	$193,609	1.5%	2.41%	8.52%
Oncore & Firstar Oncore Value	165,141	$9.835460	$1,624,237	0.9%	3.02%	10.31%
Oncore & Firstar Oncore Premier	681,899	$9.610925	$6,553,679	1.4%	2.51%	10.29%
Oncore & Firstar Oncore Xtra	514,987	$9.610925	$4,949,498	1.4%	2.51%	10.29%
Oncore & Firstar Oncore Lite	113,924	$9.610925	$1,094,914	1.4%	2.51%	10.29%

	1,554,338		$14,996,962

Capital Growth Subaccount
2006
Top I	1,142	$9.951443	$11,364	1.1%	18.82%	0.00%
Top Tradition	66,814	$9.951443	$664,895	1.1%	18.82%	0.00%
Top Plus	19,678	$10.093727	$198,628	0.9%	19.06%	0.00%
Investar Vision & Top Spectrum	2,499	$21.245155	$53,095	1.4%	18.47%	0.00%
Top Explorer	54,769	$9.811382	$537,362	1.3%	18.59%	0.00%
Oncore & Firstar Oncore Flex	9,762	$21.064385	$205,623	1.5%	18.35%	0.00%
Oncore & Firstar Oncore Value	178,664	$22.175950	$3,962,037	0.9%	19.06%	0.00%
Oncore & Firstar Oncore Premier	397,154	$21.245155	$8,437,591	1.4%	18.47%	0.00%
Oncore & Firstar Oncore Xtra	266,077	$21.245155	$5,652,838	1.4%	18.47%	0.00%
Oncore & Firstar Oncore Lite	131,305	$21.245155	$2,789,594	1.4%	18.47%	0.00%
Oncore Ultra	16,141	$21.245155	$342,927	1.4%	14.60%	0.00%	8/7/06

	1,144,005		$22,855,954

2005
Top I	1,564	$8.375158	$13,100	1.1%	1.50%	0.00%
Top Tradition	90,457	$8.375158	$757,595	1.1%	1.50%	0.00%
Top Plus	32,916	$8.478128	$279,067	0.9%	1.71%	0.00%
Investar Vision & Top Spectrum	1,524	$17.932886	$27,328	1.4%	1.21%	0.00%
Top Explorer	84,338	$8.273551	$697,774	1.3%	1.30%	0.00%
Oncore & Firstar Oncore Flex	12,445	$17.797778	$221,501	1.5%	1.11%	0.00%
Oncore & Firstar Oncore Value	188,504	$18.626477	$3,511,173	0.9%	1.71%	0.00%
Oncore & Firstar Oncore Premier	440,971	$17.932886	$7,907,886	1.4%	1.21%	0.00%
Oncore & Firstar Oncore Xtra	282,513	$17.932886	$5,066,273	1.4%	1.21%	0.00%
Oncore & Firstar Oncore Lite	67,956	$17.932886	$1,218,619	1.4%	1.21%	0.00%

	1,203,188		$19,700,316

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Capital Growth Subaccount (continued)
2004
Top I	3,935	$8.251025	$32,465	1.1%	18.40%	0.00%
Top Tradition	112,136	$8.251025	$925,233	1.1%	18.40%	0.00%
Top Plus	40,287	$8.335993	$335,829	0.9%	18.64%	0.00%
Investar Vision & Top Spectrum	2,536	$17.719361	$44,942	1.4%	18.05%	0.00%
Top Explorer	103,206	$8.166981	$842,885	1.3%	18.17%	0.00%
Oncore & Firstar Oncore Flex	16,045	$17.603150	$282,451	1.5%	17.93%	0.00%
Oncore & Firstar Oncore Value	201,998	$18.314193	$3,699,432	0.9%	18.64%	0.00%
Oncore & Firstar Oncore Premier	460,491	$17.719361	$8,159,614	1.4%	18.05%	0.00%
Oncore & Firstar Oncore Xtra	315,048	$17.719361	$5,582,445	1.4%	18.05%	0.00%
Oncore & Firstar Oncore Lite	61,427	$17.719361	$1,088,440	1.4%	18.05%	0.00%

	1,317,109		$20,993,736

2003
Top I	3,201	$6.968653	$22,303	1.1%	38.58%	0.00%
Top Tradition	114,522	$6.968653	$798,061	1.1%	38.58%	0.00%
Top Plus	44,349	$7.026460	$311,619	0.9%	38.85%	0.00%
Investar Vision & Top Spectrum	2,472	$15.009966	$37,101	1.4%	38.17%	0.00%
Top Explorer	118,213	$6.911348	$817,008	1.3%	38.30%	0.00%
Oncore & Firstar Oncore Flex	21,129	$14.926259	$315,376	1.5%	38.03%	0.00%
Oncore & Firstar Oncore Value	216,887	$15.437146	$3,348,118	0.9%	38.85%	0.00%
Oncore & Firstar Oncore Premier	508,996	$15.009966	$7,640,028	1.4%	38.17%	0.00%
Oncore & Firstar Oncore Xtra	328,439	$15.009966	$4,929,855	1.4%	38.17%	0.00%
Oncore & Firstar Oncore Lite	118,677	$15.009966	$1,781,339	1.4%	38.17%	0.00%

	1,476,885		$20,000,808

2002
Top I	4,269	$5.028760	$21,470	1.1%	-42.69%	0.00%
Top Tradition	139,042	$5.028760	$699,211	1.1%	-42.69%	0.00%
Top Plus	46,297	$5.060464	$234,283	0.9%	-42.58%	0.00%
Investar Vision & Top Spectrum	2,916	$10.863704	$31,678	1.4%	-42.86%	0.00%
Top Explorer	123,131	$4.997266	$615,320	1.3%	-42.81%	0.00%
Oncore & Firstar Oncore Flex	28,289	$10.813744	$305,906	1.5%	-42.92%	0.00%
Oncore & Firstar Oncore Value	226,829	$11.117866	$2,521,851	0.9%	-42.58%	0.00%
Oncore & Firstar Oncore Premier	572,349	$10.863704	$6,217,828	1.4%	-42.86%	0.00%
Oncore & Firstar Oncore Xtra	337,868	$10.863704	$3,670,497	1.4%	-42.86%	0.00%
Oncore & Firstar Oncore Lite	107,337	$10.863704	$1,166,080	1.4%	-42.86%	0.00%

	1,588,327		$15,484,124

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Ohio National Fund, Inc.: (continued)
Nasdaq-100 Index Subaccount
2006
Top I	943	$4.201735	$3,958	1.1%	5.45%	0.00%
Top Tradition	75,868	$4.201735	$318,778	1.1%	5.45%	0.00%
Top Plus	34,139	$4.257637	$145,353	0.9%	5.65%	0.00%
Investar Vision & Top Spectrum	2,013	$4.119424	$8,290	1.4%	5.14%	0.00%
Top Explorer	93,787	$4.146697	$388,908	1.3%	5.24%	0.00%
Oncore Flex	15,111	$4.092444	$61,841	1.5%	5.03%	0.00%
Oncore & Firstar Oncore Value	1,664,926	$4.257637	$7,088,650	0.9%	5.65%	0.00%
Oncore & Firstar Oncore Premier	2,292,149	$4.119424	$9,442,338	1.4%	5.14%	0.00%
Oncore & Firstar Oncore Xtra	1,593,253	$4.119424	$6,563,285	1.4%	5.14%	0.00%
Oncore & Firstar Oncore Lite	3,318,359	$4.119424	$13,669,728	1.4%	5.14%	0.00%

	9,090,548		$37,691,129

2005
Top I	945	$3.984706	$3,764	1.1%	0.33%	0.00%
Top Tradition	100,761	$3.984706	$401,502	1.1%	0.33%	0.00%
Top Plus	55,705	$4.029756	$224,477	0.9%	0.53%	0.00%
Top Spectrum	2,754	$3.918202	$10,791	1.4%	0.04%	0.00%
Top Explorer	92,399	$3.940267	$364,075	1.3%	0.14%	0.00%
Oncore Flex	24,926	$3.896373	$97,119	1.5%	-0.06%	0.00%
Oncore & Firstar Oncore Value	1,060,246	$4.029756	$4,272,531	0.9%	0.53%	0.00%
Oncore & Firstar Oncore Premier	1,808,807	$3.918202	$7,087,271	1.4%	0.04%	0.00%
Oncore & Firstar Oncore Xtra	1,186,324	$3.918202	$4,648,258	1.4%	0.04%	0.00%
Oncore & Firstar Oncore Lite	1,562,791	$3.918202	$6,123,338	1.4%	0.04%	0.00%

	5,895,658		$23,233,126

2004
Top I	3,327	$3.971406	$13,211	1.1%	8.80%	0.00%
Top Tradition	134,268	$3.971406	$533,233	1.1%	8.80%	0.00%
Top Plus	67,200	$4.008381	$269,365	0.9%	9.02%	0.00%
Top Spectrum	3,474	$3.916679	$13,607	1.4%	8.48%	0.00%
Top Explorer	122,789	$3.934857	$483,157	1.3%	8.59%	0.00%
Oncore Flex	14,917	$3.898693	$58,158	1.5%	8.37%	0.00%
Oncore & Firstar Oncore Value	403,259	$4.008381	$1,616,417	0.9%	9.02%	0.00%
Oncore & Firstar Oncore Premier	1,071,195	$3.916679	$4,195,521	1.4%	8.48%	0.00%
Oncore & Firstar Oncore Xtra	773,192	$3.916679	$3,028,347	1.4%	8.48%	0.00%
Oncore & Firstar Oncore Lite	275,075	$3.916679	$1,077,381	1.4%	8.48%	0.00%

	2,868,696		$11,288,397

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Nasdaq-100 Index Subaccount (continued)
2003
Top I	17,203	$3.650175	$62,795	1.1%	46.26%	0.00%
Top Tradition	140,108	$3.650175	$511,418	1.1%	46.26%	0.00%
Top Plus	69,975	$3.676860	$257,287	0.9%	46.54%	0.00%
Top Spectrum	5,090	$3.610591	$18,379	1.4%	45.82%	0.00%
Top Explorer	149,069	$3.623755	$540,189	1.3%	45.97%	0.00%
Oncore & Firstar Oncore Flex	49,395	$3.597556	$177,700	1.5%	45.68%	0.00%
Oncore & Firstar Oncore Value	276,066	$3.676860	$1,015,058	0.9%	46.54%	0.00%
Oncore & Firstar Oncore Premier	950,712	$3.610591	$3,432,633	1.4%	45.82%	0.00%
Oncore & Firstar Oncore Xtra	820,115	$3.610591	$2,961,099	1.4%	45.82%	0.00%
Oncore & Firstar Oncore Lite	195,929	$3.610591	$707,418	1.4%	45.82%	0.00%

	2,673,662		$9,683,976

2002
Top I	18,145	$2.495758	$45,286	1.1%	-38.02%	0.00%
Top Tradition	86,697	$2.495758	$216,374	1.1%	-38.02%	0.00%
Top Plus	74,774	$2.509045	$187,611	0.9%	-37.89%	0.00%
Top Spectrum	6,071	$2.476013	$15,031	1.4%	-38.20%	0.00%
Top Explorer	133,298	$2.482587	$330,924	1.3%	-38.14%	0.00%
Oncore & Firstar Oncore Flex	103,807	$2.469492	$256,351	1.5%	-38.26%	0.00%
Oncore & Firstar Oncore Value	192,327	$2.509045	$482,558	0.9%	-37.89%	0.00%
Oncore & Firstar Oncore Premier	534,845	$2.476013	$1,324,285	1.4%	-38.20%	0.00%
Oncore & Firstar Oncore Xtra	673,042	$2.476013	$1,666,460	1.4%	-38.20%	0.00%
Oncore & Firstar Oncore Lite	90,603	$2.476013	$224,334	1.4%	-38.20%	0.00%

	1,913,609		$4,749,214

Bristol Subaccount
2006
Top I	927	$11.885900	$11,020	1.1%	15.16%	0.36%
Top Tradition	7,636	$14.086815	$107,562	1.1%	15.16%	0.33%
Top Plus	7,492	$14.217544	$106,517	0.9%	15.38%	0.25%
Investar Vision & Top Spectrum	2,837	$11.845258	$33,606	1.4%	14.82%	0.59%
Top Explorer	24,042	$13.957508	$335,569	1.3%	14.93%	0.26%
Oncore & Firstar Oncore Flex	6,112	$13.829606	$84,523	1.5%	14.70%	0.44%
Oncore & Firstar Oncore Value	754,166	$14.217544	$10,722,384	0.9%	15.38%	0.44%
Oncore & Firstar Oncore Premier	970,212	$13.893341	$13,479,484	1.4%	14.82%	0.44%
Oncore & Firstar Oncore Xtra	729,167	$13.893341	$10,130,571	1.4%	14.82%	0.44%
Oncore & Firstar Oncore Lite	1,459,339	$13.893341	$20,275,099	1.4%	14.82%	0.44%
Oncore Ultra	28,973	$13.893341	$402,534	1.4%	11.62%	0.44%	8/7/06

	3,990,903		$55,688,869

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Bristol Subaccount (continued)
2005
Top I	308	$10.321480	$3,176	1.1%	3.21%	0.00%	11/2/05
Top Tradition	8,423	$12.232704	$103,034	1.1%	10.81%	0.00%
Top Plus	11,409	$12.321848	$140,579	0.9%	11.03%	0.00%
Investar Vision	1,050	$10.316620	$10,837	1.4%	3.17%	0.00%	11/2/05
Top Explorer	37,724	$12.144310	$458,133	1.3%	10.59%	0.00%
Oncore & Firstar Oncore Flex	4,281	$12.056721	$51,617	1.5%	10.38%	0.00%
Oncore & Firstar Oncore Value	381,338	$12.321848	$4,698,786	0.9%	11.03%	0.00%
Oncore & Firstar Oncore Premier	514,265	$12.100392	$6,222,814	1.4%	10.49%	0.00%
Oncore & Firstar Oncore Xtra	397,514	$12.100392	$4,810,070	1.4%	10.49%	0.00%
Oncore & Firstar Oncore Lite	685,688	$12.100392	$8,297,090	1.4%	10.49%	0.00%

	2,042,000		$24,796,136

2004
Top Tradition	6,694	$11.039073	$73,896	1.1%	7.44%	0.90%
Top Plus	12,814	$11.097582	$142,201	0.9%	7.65%	0.95%
Top Explorer	37,425	$10.980911	$410,958	1.3%	7.23%	1.09%
Oncore Flex	635	$10.923170	$6,941	1.5%	7.01%	1.06%
Oncore & Firstar Oncore Value	12,661	$11.097582	$140,506	0.9%	7.65%	1.33%
Oncore & Firstar Oncore Premier	40,686	$10.951971	$445,597	1.4%	7.12%	1.12%
Oncore & Firstar Oncore Xtra	44,385	$10.951971	$486,099	1.4%	7.12%	1.12%
Oncore Lite	4,790	$10.951971	$52,464	1.4%	7.12%	1.12%

	160,090		$1,758,662

2003
Top Tradition	6,755	$10.274749	$69,401	1.1%	31.02%	0.48%
Top Plus	8,601	$10.308725	$88,661	0.9%	31.28%	0.46%
Top Explorer	34,505	$10.240892	$353,366	1.3%	30.76%	0.59%
Oncore Flex	637	$10.207211	$6,498	1.5%	30.50%	1.52%
Oncore Value	9,401	$10.308725	$96,912	0.9%	31.28%	0.33%
Oncore Premier	41,234	$10.224018	$421,579	1.4%	30.63%	0.78%
Oncore & Firstar Oncore Xtra	31,261	$10.224018	$319,617	1.4%	30.63%	0.78%
Oncore Lite	1,368	$10.224018	$13,986	1.4%	30.63%	0.78%

	133,762		$1,370,020

2002
Top Tradition	2,114	$7.842290	$16,579	1.1%	-21.58%	0.00%	5/1/02
Top Plus	4,625	$7.852697	$36,321	0.9%	-21.47%	0.00%	5/1/02
Top Explorer	15,474	$7.831903	$121,193	1.3%	-21.68%	0.00%	5/1/02
Oncore Value	9,173	$7.852697	$72,037	0.9%	-21.47%	0.00%	5/1/02
Oncore Premier	5,413	$7.826725	$42,360	1.4%	-21.73%	0.00%	5/1/02
Oncore Xtra	5,313	$7.826725	$41,582	1.4%	-21.73%	0.00%	5/1/02
Oncore Lite	576	$7.826725	$4,507	1.4%	-21.73%	0.00%	5/1/02

	42,688		$334,579

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Bryton Growth Subaccount
2006
Top Tradition	5,945	$11.605216	$68,994	1.1%	15.47%	0.00%
Top Plus	4,198	$11.712928	$49,168	0.9%	15.70%	0.00%
Investar Vision	33	$11.994161	$398	1.4%	15.13%	0.00%
Top Explorer	6,377	$11.498661	$73,326	1.3%	15.25%	0.00%
Oncore & Firstar Oncore Flex	2,574	$11.393271	$29,327	1.5%	15.02%	0.00%
Oncore & Firstar Oncore Value	417,125	$11.712928	$4,885,749	0.9%	15.70%	0.00%
Oncore & Firstar Oncore Premier	461,899	$11.445796	$5,286,806	1.4%	15.13%	0.00%
Oncore & Firstar Oncore Xtra	452,326	$11.445796	$5,177,235	1.4%	15.13%	0.00%
Oncore & Firstar Oncore Lite	843,838	$11.445796	$9,658,394	1.4%	15.13%	0.00%
Oncore Ultra	33,018	$11.445796	$377,913	1.4%	15.88%	0.00%	8/7/06

	2,227,333		$25,607,310

2005
Top Tradition	7,262	$10.050205	$72,989	1.1%	3.17%	0.02%
Top Plus	6,105	$10.123465	$61,800	0.9%	3.38%	0.02%
Top Explorer	12,938	$9.977577	$129,087	1.3%	2.97%	0.02%
Oncore Flex	570	$9.905614	$5,651	1.5%	2.77%	0.02%
Oncore & Firstar Oncore Value	165,846	$10.123465	$1,678,940	0.9%	3.38%	0.03%
Oncore & Firstar Oncore Premier	200,956	$9.941498	$1,997,807	1.4%	2.87%	0.03%
Oncore & Firstar Oncore Xtra	199,913	$9.941498	$1,987,435	1.4%	2.87%	0.03%
Oncore & Firstar Oncore Lite	279,045	$9.941498	$2,774,112	1.4%	2.87%	0.03%

	872,635		$8,707,821

2004
Top Tradition	9,643	$9.741115	$93,929	1.1%	6.33%	0.00%
Top Plus	11,068	$9.792756	$108,383	0.9%	6.54%	0.00%
Top Explorer	24,711	$9.689786	$239,446	1.3%	6.12%	0.00%
Oncore Flex	142	$9.638831	$1,372	1.5%	5.91%	0.00%
Oncore Value	20,773	$9.792756	$203,422	0.9%	6.54%	0.00%
Oncore Premier	42,009	$9.664253	$405,985	1.4%	6.01%	0.00%
Oncore & Firstar Oncore Xtra	76,016	$9.664253	$734,640	1.4%	6.01%	0.00%
Oncore Lite	3,324	$9.664253	$32,123	1.4%	6.01%	0.00%

	187,686		$1,819,300

2003
Top Tradition	13,953	$9.161204	$127,830	1.1%	34.14%	0.00%
Top Plus	9,615	$9.191509	$88,378	0.9%	34.40%	0.00%
Top Explorer	24,726	$9.131024	$225,776	1.3%	33.87%	0.00%
Oncore Value	14,798	$9.191509	$136,013	0.9%	34.40%	0.00%
Oncore Premier	40,264	$9.115981	$367,051	1.4%	33.74%	0.00%
Oncore Xtra	45,266	$9.115981	$412,642	1.4%	33.74%	0.00%
Oncore Lite	2,113	$9.115981	$19,259	1.4%	33.74%	0.00%

	150,735		$1,376,949

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Bryton Growth Subaccount (continued)
2002
Top Tradition	3,554	$6.829705	$24,272	1.1%	-31.70%	0.00%	5/1/02
Top Plus	7,090	$6.838775	$48,485	0.9%	-31.61%	0.00%	5/1/02
Top Explorer	14,319	$6.820655	$97,662	1.3%	-31.79%	0.00%	5/1/02
Oncore Value	9,188	$6.838775	$62,838	0.9%	-31.61%	0.00%	5/1/02
Oncore Premier	18,551	$6.816137	$126,448	1.4%	-31.84%	0.00%	5/1/02
Oncore Xtra	6,525	$6.816137	$44,475	1.4%	-31.84%	0.00%	5/1/02
Oncore Lite	690	$6.816137	$4,702	1.4%	-31.84%	0.00%	5/1/02

	59,917		$408,882

U.S. Equity Subaccount
2006
Top Tradition	476	$10.940654	$5,211	1.1%	6.76%	1.23%
Oncore Flex	105	$13.206284	$1,388	1.5%	6.34%	0.12%
Oncore Value	223,147	$13.415981	$2,993,736	0.9%	6.97%	0.49%
Oncore Premier	380,435	$13.240888	$5,037,284	1.4%	6.44%	0.32%
Oncore & Firstar Oncore Xtra	238,994	$13.240888	$3,164,496	1.4%	6.44%	0.32%
Oncore & Firstar Oncore Lite	696,202	$13.240888	$9,218,329	1.4%	6.44%	0.32%
Oncore Ultra	506	$13.240888	$6,706	1.4%	7.59%	0.32%	8/7/06

	1,539,865		$20,427,150

2005
Oncore Flex	360	$12.419343	$4,467	1.5%	7.11%	0.00%
Oncore Value	72,503	$12.542147	$909,348	0.9%	7.74%	0.00%
Oncore & Firstar Oncore Premier	356,148	$12.439661	$4,430,357	1.4%	7.21%	0.00%
Oncore & Firstar Oncore Xtra	165,953	$12.439661	$2,064,401	1.4%	7.21%	0.00%
Oncore Lite	388,993	$12.439661	$4,838,937	1.4%	7.21%	0.00%

	983,957		$12,247,510

2004
Oncore Flex	3,337	$11.595024	$38,690	1.5%	15.95%	0.00%	5/3/04
Oncore Value	28,484	$11.640680	$331,579	0.9%	16.41%	0.00%	5/3/04
Oncore & Firstar Oncore Premier	190,848	$11.602603	$2,214,332	1.4%	16.03%	0.00%	5/3/04
Oncore & Firstar Oncore Xtra	59,312	$11.602603	$688,173	1.4%	16.03%	0.00%	5/3/04
Oncore Lite	123,625	$11.602603	$1,434,373	1.4%	16.03%	0.00%	5/3/04

	405,606		$4,707,147

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Balanced Subaccount
2006
Top Tradition	4,800	$11.407110	$54,759	1.1%	11.90%	2.70%
Top Plus	1,087	$11.433262	$12,424	0.9%	12.12%	3.58%
Top Explorer	2,958	$11.381094	$33,671	1.3%	11.68%	3.72%
Oncore Flex	491	$12.747674	$6,256	1.5%	11.46%	0.96%
Oncore Value	61,944	$12.950090	$802,181	0.9%	12.12%	1.68%
Oncore & Firstar Oncore Premier	86,465	$12.781084	$1,105,116	1.4%	11.57%	1.36%
Oncore & Firstar Oncore Xtra	119,845	$12.781084	$1,531,752	1.4%	11.57%	1.36%
Oncore Lite	273,201	$12.781084	$3,491,804	1.4%	11.57%	1.36%
Oncore Ultra	2,716	$12.781084	$34,710	1.4%	6.50%	1.36%	8/7/06

	553,507		$7,072,673

2005
Oncore Flex	724	$11.437239	$8,276	1.5%	1.95%	0.35%
Oncore Value	30,508	$11.550361	$352,384	0.9%	2.55%	0.29%
Oncore & Firstar Oncore Premier	62,832	$11.455950	$719,798	1.4%	2.05%	0.28%
Oncore Xtra	100,685	$11.455950	$1,153,443	1.4%	2.05%	0.28%
Oncore Lite	161,631	$11.455950	$1,851,642	1.4%	2.05%	0.28%

	356,380		$4,085,543

2004
Oncore Flex	178	$11.218760	$1,998	1.5%	12.19%	0.00%	5/3/04
Oncore Value	7,633	$11.262923	$85,969	0.9%	12.63%	0.00%	5/3/04
Oncore & Firstar Oncore Premier	28,154	$11.226079	$316,065	1.4%	12.26%	0.00%	5/3/04
Oncore Xtra	53,809	$11.226079	$604,060	1.4%	12.26%	0.00%	5/3/04
Oncore Lite	58,596	$11.226079	$657,805	1.4%	12.26%	0.00%	5/3/04

	148,370		$1,665,897

Covered Call Subaccount
2006
Top Tradition	186	$10.541712	$1,964	1.1%	3.03%	0.00%
Top Plus	196	$10.565890	$2,070	0.9%	3.23%	0.00%
Oncore Flex	4,916	$11.082754	$54,485	1.5%	2.62%	0.00%
Oncore Value	77,873	$11.258746	$876,750	0.9%	3.23%	0.00%
Oncore & Firstar Oncore Premier	62,654	$11.111810	$696,206	1.4%	2.72%	0.00%
Oncore & Firstar Oncore Xtra	82,923	$11.111810	$921,420	1.4%	2.72%	0.00%
Oncore Lite	269,457	$11.111810	$2,994,160	1.4%	2.72%	0.00%
Oncore Ultra	72	$11.111810	$796	1.4%	5.49%	0.00%	8/7/06

	498,277		$5,547,851

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Covered Call Subaccount (continued)
2005
Top Plus	196	$10.235413	$2,006	0.9%	2.35%	0.00%	11/2/05
Oncore Flex	4,917	$10.799790	$53,100	1.5%	1.46%	0.00%
Oncore Value	66,981	$10.906590	$730,530	0.9%	2.06%	0.00%
Oncore & Firstar Oncore Premier	65,416	$10.817466	$707,632	1.4%	1.56%	0.00%
Oncore & Firstar Oncore Xtra	73,699	$10.817466	$797,232	1.4%	1.56%	0.00%
Oncore & Firstar Oncore Lite	167,931	$10.817466	$1,816,602	1.4%	1.56%	0.00%

	379,140		$4,107,102

2004
Oncore Flex	3,003	$10.644429	$31,962	1.5%	6.44%	0.00%	5/3/04
Oncore Value	28,221	$10.686342	$301,580	0.9%	6.86%	0.00%	5/3/04
Oncore & Firstar Oncore Premier	11,817	$10.651383	$125,872	1.4%	6.51%	0.00%	5/3/04
Oncore & Firstar Oncore Xtra	63,366	$10.651383	$674,940	1.4%	6.51%	0.00%	5/3/04
Oncore & Firstar Oncore Lite	77,546	$10.651383	$825,967	1.4%	6.51%	0.00%	5/3/04

	183,953		$1,960,321

Target VIP Subaccount
2006
Top Tradition	58	$11.090054	$638	1.1%	9.56%	0.01%
Top Plus	1,715	$11.115487	$19,059	0.9%	9.78%	0.02%
Oncore Flex	75,791	$11.039540	$836,693	1.5%	9.13%	0.01%
Oncore Value	165,221	$11.115487	$1,836,511	0.9%	9.78%	0.03%
Oncore & Firstar Oncore Premier	154,174	$11.052135	$1,703,978	1.4%	9.24%	0.02%
Oncore Xtra	46,219	$11.052135	$510,819	1.4%	9.24%	0.02%
Oncore Lite	424,460	$11.052135	$4,691,185	1.4%	9.24%	0.02%
Oncore Ultra	75,702	$11.052135	$836,664	1.4%	9.40%	0.02%	8/7/06

	943,340		$10,435,547

2005
Top Tradition	254	$10.122377	$2,572	1.1%	1.22%	0.00%	11/2/05
Oncore Flex	75,791	$10.116026	$766,705	1.5%	1.16%	0.00%	11/2/05
Oncore Value	3,605	$10.125566	$36,505	0.9%	1.26%	0.00%	11/2/05
Oncore Premier	1,731	$10.117607	$17,516	1.4%	1.18%	0.00%	11/2/05
Oncore Xtra	7,135	$10.117607	$72,193	1.4%	1.18%	0.00%	11/2/05
Oncore Lite	51,678	$10.117607	$522,847	1.4%	1.18%	0.00%	11/2/05

	140,194		$1,418,338

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Ohio National Fund, Inc.: (continued)
Target Equity/ Income Subaccount
2006
Top I	5,048	$10.939213	$55,216	1.1%	8.18%	0.75%
Top Tradition	7,614	$10.939213	$83,289	1.1%	8.18%	0.84%
Top Plus	1,622	$10.964309	$17,787	0.9%	8.39%	0.88%
Top Explorer	782	$10.914261	$8,540	1.3%	7.96%	1.73%
Oncore Flex	79,272	$10.889373	$863,219	1.5%	7.75%	0.68%
Oncore & Firstar Oncore Value	284,392	$10.964309	$3,118,158	0.9%	8.39%	1.01%
Oncore & Firstar Oncore Premier	356,226	$10.901793	$3,883,505	1.4%	7.86%	0.93%
Oncore Xtra	289,482	$10.901793	$3,155,872	1.4%	7.86%	0.93%
Oncore & Firstar Oncore Lite	818,183	$10.901793	$8,919,664	1.4%	7.86%	0.93%
Oncore Ultra	20,733	$10.901793	$226,031	1.4%	5.13%	0.93%	8/7/06

	1,863,354		$20,331,281

2005
Top Tradition	2,020	$10.112390	$20,429	1.1%	1.12%	0.00%	11/2/05
Oncore Flex	75,000	$10.106042	$757,953	1.5%	1.06%	0.00%	11/2/05
Oncore Value	30,860	$10.115577	$312,169	0.9%	1.16%	0.00%	11/2/05
Oncore Premier	139,489	$10.107627	$1,409,904	1.4%	1.08%	0.00%	11/2/05
Oncore Xtra	6,746	$10.107627	$68,186	1.4%	1.08%	0.00%	11/2/05
Oncore Lite	98,317	$10.107627	$993,746	1.4%	1.08%	0.00%	11/2/05

	352,432		$3,562,387

Dow Target 10 Portfolios: (note 4)
First Quarter Subaccount
2006
Top Tradition	517	$12.902603	$6,669	1.1%	27.46%	7.62%
Top Explorer	1,226	$12.725522	$15,602	1.3%	27.21%	7.99%
Oncore Flex	5,261	$12.527446	$65,906	1.5%	26.96%	7.57%
Oncore & Firstar Oncore Value	20,836	$13.134966	$273,675	0.9%	27.72%	7.38%
Oncore & Firstar Oncore Premier	111,602	$12.626436	$1,409,135	1.4%	27.09%	7.22%
Oncore & Firstar Oncore Xtra	22,032	$12.626436	$278,188	1.4%	27.09%	7.22%
Oncore Lite	29,134	$12.626436	$367,861	1.4%	27.09%	7.22%

	190,608		$2,417,036

2005
Top Tradition	555	$10.122592	$5,617	1.1%	-7.24%	0.00%
Top Plus	491	$10.243391	$5,032	0.9%	-7.06%	0.00%
Top Explorer	1,096	$10.003354	$10,959	1.3%	-7.43%	0.00%
Oncore Flex	6,493	$9.867028	$64,064	1.5%	-7.61%	0.00%
Oncore & Firstar Oncore Value	24,235	$10.284567	$249,245	0.9%	-7.06%	0.00%
Oncore & Firstar Oncore Premier	133,633	$9.935236	$1,327,671	1.4%	-7.52%	0.00%
Oncore & Firstar Oncore Xtra	35,345	$9.935236	$351,160	1.4%	-7.52%	0.00%
Oncore Lite	18,854	$9.935236	$187,336	1.4%	-7.52%	0.00%

	220,702		$2,201,084

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 10 Portfolios: (note 4) (continued)
First Quarter Subaccount (continued)
2004
Top Tradition	1,889	$10.913089	$20,610	1.1%	2.09%	0.00%
Top Plus	491	$11.021522	$5,414	0.9%	2.29%	0.00%
Top Explorer	941	$10.805814	$10,165	1.3%	1.88%	0.00%
Oncore Flex	23,583	$10.679548	$251,858	1.5%	1.68%	0.00%
Oncore & Firstar Oncore Value	31,655	$11.065824	$350,294	0.9%	2.29%	0.00%
Oncore & Firstar Oncore Premier	144,729	$10.742820	$1,554,795	1.4%	1.78%	0.00%
Oncore & Firstar Oncore Xtra	39,970	$10.742820	$429,386	1.4%	1.78%	0.00%
Oncore Lite	15,564	$10.742820	$167,202	1.4%	1.78%	0.00%

	258,822		$2,789,724

2003
Top Tradition	1,589	$10.689982	$16,981	1.1%	23.88%	3.26%
Top Explorer	3,025	$10.605901	$32,086	1.3%	23.64%	3.25%
Oncore Flex	28,325	$10.502718	$297,487	1.5%	23.40%	3.25%
Oncore & Firstar Oncore Value	37,842	$10.818103	$409,382	0.9%	24.13%	3.10%
Oncore & Firstar Oncore Premier	153,537	$10.554517	$1,620,518	1.4%	23.52%	3.18%
Oncore & Firstar Oncore Xtra	27,667	$10.554517	$292,010	1.4%	23.52%	3.18%
Oncore Lite	7,386	$10.554517	$77,951	1.4%	23.52%	3.18%

	259,371		$2,746,415

2002
Top Tradition	63	$8.628992	$540	1.1%	-11.72%	2.01%
Top Explorer	112	$8.578048	$964	1.3%	-11.89%	3.15%
Oncore Flex	492	$8.511345	$4,191	1.5%	-12.07%	2.89%
Oncore & Firstar Oncore Value	14,343	$8.715175	$125,005	0.9%	-11.54%	2.74%
Oncore & Firstar Oncore Premier	25,594	$8.544896	$218,690	1.4%	-11.98%	2.93%
Oncore & Firstar Oncore Xtra	2,225	$8.544896	$19,015	1.4%	-11.98%	2.93%
Oncore Lite	933	$8.544896	$7,972	1.4%	-11.98%	2.93%

	43,762		$376,377

Second Quarter Subaccount
2006
Top Tradition	164	$15.589464	$2,561	1.1%	28.23%	6.52%
Top Explorer	2,162	$15.383132	$33,264	1.3%	27.98%	6.58%
Oncore Flex	68	$14.180360	$970	1.5%	27.73%	3.46%
Oncore & Firstar Oncore Value	30,600	$14.847093	$454,327	0.9%	28.48%	6.40%
Oncore & Firstar Oncore Premier	109,419	$14.289034	$1,563,464	1.4%	27.85%	6.19%
Oncore & Firstar Oncore Xtra	73,012	$14.289034	$1,043,277	1.4%	27.85%	6.19%
Oncore & Firstar Oncore Lite	20,026	$14.289034	$286,157	1.4%	27.85%	6.19%

	235,451		$3,384,020

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 10 Portfolios: (note 4) (continued)
Second Quarter Subaccount (continued)
2005
Top Tradition	162	$12.157413	$1,965	1.1%	-3.67%	0.00%
Top Explorer	2,151	$12.020151	$25,861	1.3%	-3.86%	0.00%
Oncore Flex	496	$11.102141	$5,505	1.5%	-4.05%	0.00%
Oncore & Firstar Oncore Value	31,140	$11.555629	$359,844	0.9%	-3.48%	0.00%
Oncore & Firstar Oncore Premier	134,973	$11.176238	$1,508,487	1.4%	-3.95%	0.00%
Oncore & Firstar Oncore Xtra	75,262	$11.176238	$841,146	1.4%	-3.95%	0.00%
Oncore & Firstar Oncore Lite	21,012	$11.176238	$234,832	1.4%	-3.95%	0.00%

	265,196		$2,977,640

2004
Top Tradition	467	$12.620548	$5,888	1.1%	0.82%	0.00%
Top Explorer	2,155	$12.502660	$26,938	1.3%	0.62%	0.00%
Oncore Flex	1,299	$11.570552	$15,026	1.5%	0.42%	0.00%
Oncore & Firstar Oncore Value	30,100	$11.972150	$360,360	0.9%	1.02%	0.00%
Oncore & Firstar Oncore Premier	155,610	$11.636337	$1,810,745	1.4%	0.52%	0.00%
Oncore & Firstar Oncore Xtra	65,873	$11.636337	$766,526	1.4%	0.52%	0.00%
Oncore & Firstar Oncore Lite	13,728	$11.636337	$159,745	1.4%	0.52%	0.00%

	269,232		$3,145,228

2003
Top Tradition	385	$12.518333	$4,821	1.1%	26.97%	2.80%
Top Explorer	2,252	$12.426010	$27,989	1.3%	26.72%	2.93%
Oncore Flex	1,446	$11.522391	$16,665	1.5%	26.47%	2.72%
Oncore & Firstar Oncore Value	30,998	$11.851641	$367,382	0.9%	27.22%	2.76%
Oncore & Firstar Oncore Premier	165,780	$11.576462	$1,919,135	1.4%	26.59%	2.89%
Oncore & Firstar Oncore Xtra	79,238	$11.576462	$917,292	1.4%	26.59%	2.89%
Oncore Lite	8,352	$11.576462	$96,691	1.4%	26.59%	2.89%

	288,451		$3,349,975

2002
Top Tradition	3	$9.859315	$32	1.1%	-7.63%	2.06%
Top Explorer	263	$9.805947	$2,577	1.3%	-7.81%	2.12%
Oncore Flex	923	$9.110784	$8,409	1.5%	-7.99%	3.01%
Oncore & Firstar Oncore Value	12,414	$9.315805	$115,643	0.9%	-7.44%	4.21%
Oncore & Firstar Oncore Premier	62,170	$9.144547	$568,521	1.4%	-7.90%	4.39%
Oncore & Firstar Oncore Xtra	3,466	$9.144547	$31,698	1.4%	-7.90%	4.39%
Oncore Lite	516	$9.144547	$4,719	1.4%	-7.90%	4.39%

	79,755		$731,599

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dow Target 10 Portfolios: (note 4) (continued)
Third Quarter Subaccount
2006
Top Tradition	1,553	$14.997044	$23,290	1.1%	26.57%	5.78%
Top Explorer	7,114	$14.805857	$105,330	1.3%	26.32%	5.50%
Oncore & Firstar Oncore Flex	10,523	$11.437563	$120,358	1.5%	26.07%	5.35%
Oncore & Firstar Oncore Value	110,960	$11.957743	$1,326,828	0.9%	26.82%	7.34%
Oncore & Firstar Oncore Premier	110,505	$11.522424	$1,273,281	1.4%	26.19%	5.88%
Oncore & Firstar Oncore Xtra	55,322	$11.522424	$637,449	1.4%	26.19%	5.88%
Oncore Lite	40,606	$11.522424	$467,884	1.4%	26.19%	5.88%
Oncore Ultra	934	$11.522424	$10,759	1.4%	10.45%	5.88%	8/7/06

	337,517		$3,965,179

2005
Top Tradition	1,612	$11.849075	$19,107	1.1%	-6.45%	0.00%
Top Explorer	7,558	$11.721071	$88,583	1.3%	-6.63%	0.00%
Oncore & Firstar Oncore Flex	11,590	$9.072397	$105,145	1.5%	-6.82%	0.00%
Oncore & Firstar Oncore Value	78,645	$9.429101	$741,553	0.9%	-6.26%	0.00%
Oncore & Firstar Oncore Premier	131,028	$9.130719	$1,196,378	1.4%	-6.72%	0.00%
Oncore & Firstar Oncore Xtra	42,047	$9.130719	$383,924	1.4%	-6.72%	0.00%
Oncore Lite	38,720	$9.130719	$353,540	1.4%	-6.72%	0.00%

	311,200		$2,888,230

2004
Top Tradition	2,487	$12.665868	$31,496	1.1%	2.21%	0.00%
Top Explorer	8,719	$12.553757	$109,462	1.3%	2.01%	0.00%
Oncore & Firstar Oncore Flex	11,626	$9.736068	$113,189	1.5%	1.81%	0.00%
Oncore & Firstar Oncore Value	74,755	$10.059185	$751,972	0.9%	2.42%	0.00%
Oncore & Firstar Oncore Premier	155,269	$9.789027	$1,519,938	1.4%	1.91%	0.00%
Oncore & Firstar Oncore Xtra	46,071	$9.789027	$450,986	1.4%	1.91%	0.00%
Oncore Lite	30,819	$9.789027	$301,687	1.4%	1.91%	0.00%

	329,746		$3,278,730

2003
Top Tradition	2,474	$12.391628	$30,659	1.1%	23.11%	3.07%
Top Explorer	8,658	$12.306306	$106,552	1.3%	22.87%	3.19%
Oncore & Firstar Oncore Flex	11,291	$9.563072	$107,974	1.5%	22.63%	3.04%
Oncore & Firstar Oncore Value	63,987	$9.821865	$628,468	0.9%	23.36%	2.93%
Oncore & Firstar Oncore Premier	169,253	$9.605588	$1,625,778	1.4%	22.75%	3.03%
Oncore & Firstar Oncore Xtra	56,680	$9.605588	$544,440	1.4%	22.75%	3.03%
Oncore Lite	16,272	$9.605588	$156,305	1.4%	22.75%	3.03%

	328,615		$3,200,176

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dow Target 10 Portfolios: (note 4) (continued)
Third Quarter Subaccount (continued)
2002
Top Tradition	688	$10.065103	$6,925	1.1%	-9.51%	3.19%
Top Plus	1,160	$10.114945	$11,732	0.9%	-9.34%	1.70%
Top Explorer	192	$10.015563	$1,927	1.3%	-9.69%	2.57%
Oncore Flex	338	$7.798307	$2,637	1.5%	-9.87%	2.40%
Oncore & Firstar Oncore Value	35,258	$7.962073	$280,727	0.9%	-9.34%	2.50%
Oncore & Firstar Oncore Premier	68,176	$7.825283	$533,493	1.4%	-9.78%	2.45%
Oncore & Firstar Oncore Xtra	16,111	$7.825283	$126,075	1.4%	-9.78%	2.45%
Oncore Lite	1,289	$7.825283	$10,087	1.4%	-9.78%	2.45%

	123,212		$973,603

Fourth Quarter Subaccount
2006
Top Tradition	950	$15.413865	$14,645	1.1%	26.03%	5.38%
Top Plus	330	$15.605547	$5,147	0.9%	26.28%	5.31%
Top Explorer	788	$15.224844	$11,999	1.3%	25.78%	6.16%
Oncore Flex	7,202	$12.838715	$92,469	1.5%	25.53%	5.32%
Oncore & Firstar Oncore Value	46,481	$13.402515	$622,961	0.9%	26.28%	10.23%
Oncore & Firstar Oncore Premier	78,202	$12.930732	$1,011,205	1.4%	25.66%	5.95%
Oncore & Firstar Oncore Xtra	26,765	$12.930732	$346,096	1.4%	25.66%	5.95%
Oncore Lite	40,329	$12.930732	$521,486	1.4%	25.66%	5.95%
Oncore Ultra	14,526	$12.930732	$187,828	1.4%	10.54%	5.95%	8/7/06

	215,573		$2,813,836

2005
Top Tradition	944	$12.230451	$11,542	1.1%	-5.54%	0.00%
Top Plus	339	$12.358123	$4,185	0.9%	-5.35%	0.00%
Top Explorer	702	$12.104285	$8,498	1.3%	-5.73%	0.00%
Oncore Flex	7,472	$10.227332	$76,422	1.5%	-5.91%	0.00%
Oncore & Firstar Oncore Value	22,574	$10.613529	$239,592	0.9%	-5.35%	0.00%
Oncore & Firstar Oncore Premier	87,456	$10.290509	$899,969	1.4%	-5.82%	0.00%
Oncore & Firstar Oncore Xtra	41,856	$10.290509	$430,720	1.4%	-5.82%	0.00%
Oncore Lite	34,639	$10.290509	$356,455	1.4%	-5.82%	0.00%

	195,982		$2,027,383

2004
Top Tradition	1,874	$12.947669	$24,267	1.1%	0.04%	0.00%
Top Plus	348	$13.056995	$4,543	0.9%	0.23%	0.00%
Top Explorer	738	$12.839375	$9,480	1.3%	-0.16%	0.00%
Oncore & Firstar Oncore Flex	8,286	$10.869807	$90,062	1.5%	-0.36%	0.00%
Oncore & Firstar Oncore Value	24,956	$11.213748	$279,851	0.9%	0.23%	0.00%
Oncore & Firstar Oncore Premier	97,060	$10.926212	$1,060,497	1.4%	-0.26%	0.00%
Oncore & Firstar Oncore Xtra	41,599	$10.926212	$454,522	1.4%	-0.26%	0.00%
Oncore Lite	22,424	$10.926212	$245,012	1.4%	-0.26%	0.00%

	197,285		$2,168,234

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 10 Portfolios: (note 4) (continued)
Fourth Quarter Subaccount (continued)
2003
Top Tradition	1,882	$12.943122	$24,357	1.1%	22.47%	2.74%
Top Plus	586	$13.026525	$7,632	0.9%	22.71%	2.58%
Top Explorer	2,051	$12.860334	$26,376	1.3%	22.23%	2.86%
Oncore & Firstar Oncore Flex	9,876	$10.909110	$107,740	1.5%	21.99%	2.59%
Oncore & Firstar Oncore Value	48,093	$11.187585	$538,048	0.9%	22.71%	2.73%
Oncore & Firstar Oncore Premier	111,363	$10.954905	$1,219,963	1.4%	22.11%	2.83%
Oncore & Firstar Oncore Xtra	47,113	$10.954905	$516,123	1.4%	22.11%	2.83%
Oncore Lite	9,117	$10.954905	$99,881	1.4%	22.11%	2.83%

	230,081		$2,540,120

2002
Top Tradition	727	$10.568571	$7,684	1.1%	-6.70%	2.48%
Top Explorer	169	$10.521716	$1,780	1.3%	-6.89%	2.52%
Oncore & Firstar Oncore Flex	8,445	$8.942927	$75,521	1.5%	-7.07%	2.43%
Oncore & Firstar Oncore Value	10,579	$9.117076	$96,453	0.9%	-6.52%	2.26%
Oncore & Firstar Oncore Premier	37,078	$8.971626	$332,645	1.4%	-6.98%	2.38%
Oncore & Firstar Oncore Xtra	10,433	$8.971626	$93,600	1.4%	-6.98%	2.38%
Oncore Lite	1,530	$8.971626	$13,727	1.4%	-6.98%	2.38%

	68,961		$621,410

February Subaccount
2002
Top Tradition	1,581	$9.415504	$14,889	1.1%	-11.16%	4.35%
Top Explorer	1,932	$9.361415	$18,083	1.3%	-11.33%	4.27%
Oncore Flex	22,458	$9.138457	$205,228	1.5%	-11.51%	4.97%
Oncore & Firstar Oncore Value	11,033	$9.353078	$103,188	0.9%	-10.98%	3.99%
Oncore & Firstar Oncore Premier	52,528	$9.173787	$481,884	1.4%	-11.42%	4.04%
Oncore & Firstar Oncore Xtra	2,576	$9.173787	$23,636	1.4%	-11.42%	4.04%
Oncore Lite	632	$9.173787	$5,796	1.4%	-11.42%	4.04%

	92,740		$852,704

March Subaccount
2002
Top Tradition	316	$10.180415	$3,215	1.1%	-11.65%	4.17%
Top Explorer	442	$10.123510	$4,472	1.3%	-11.83%	5.06%
Oncore Flex	8,515	$8.711499	$74,175	1.5%	-12.00%	4.07%
Oncore & Firstar Oncore Value	14,966	$8.912035	$133,377	0.9%	-11.48%	4.08%
Oncore & Firstar Oncore Premier	66,995	$8.744519	$585,844	1.4%	-11.91%	4.15%
Oncore & Firstar Oncore Xtra	3,048	$8.744519	$26,656	1.4%	-11.91%	4.15%
Oncore Lite	1,048	$8.744519	$9,166	1.4%	-11.91%	4.15%

	95,330		$836,905

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 10 Portfolios: (note 4) (continued)
May Subaccount
2002
Top Tradition	349	$10.234544	$3,573	1.1%	-8.93%	3.08%
Top Explorer	1,594	$10.180683	$16,227	1.3%	-9.11%	3.23%
Oncore & Firstar Oncore Value	15,461	$8.436159	$130,431	0.9%	-8.75%	3.59%
Oncore & Firstar Oncore Premier	61,041	$8.284283	$505,682	1.4%	-9.20%	3.64%
Oncore & Firstar Oncore Xtra	11,143	$8.284283	$92,311	1.4%	-9.20%	3.64%
Oncore Lite	627	$8.284283	$5,193	1.4%	-9.20%	3.64%

	90,215		$753,417

June Subaccount
2002
Top Tradition	131	$9.588094	$1,260	1.1%	-8.62%	3.38%
Top Explorer	317	$9.539217	$3,020	1.3%	-8.80%	3.41%
Oncore Flex	891	$7.998160	$7,128	1.5%	-8.98%	3.32%
Oncore & Firstar Oncore Value	15,904	$8.170105	$129,936	0.9%	-8.43%	3.31%
Oncore & Firstar Oncore Premier	55,658	$8.026498	$446,735	1.4%	-8.89%	3.37%
Oncore & Firstar Oncore Xtra	57,647	$8.026498	$462,707	1.4%	-8.89%	3.37%
Oncore Lite	749	$8.026498	$6,014	1.4%	-8.89%	3.37%

	131,297		$1,056,800

August Subaccount
2002
Top Tradition	234	$9.674458	$2,267	1.1%	-8.58%	3.17%
Top Explorer	8,676	$9.628330	$83,531	1.3%	-8.76%	3.31%
Oncore Flex	5,113	$7.770595	$39,735	1.5%	-8.94%	2.65%
Oncore & Firstar Oncore Value	9,922	$7.930049	$78,681	0.9%	-8.39%	2.60%
Oncore & Firstar Oncore Premier	43,564	$7.796877	$339,662	1.4%	-8.85%	2.67%
Oncore & Firstar Oncore Xtra	10,763	$7.796877	$83,920	1.4%	-8.85%	2.67%
Oncore Lite	1,914	$7.796877	$14,923	1.4%	-8.85%	2.67%

	80,186		$642,719

September Subaccount
2002
Top Tradition	2,127	$9.110959	$19,381	1.1%	-8.86%	2.58%
Top Explorer	163	$9.069034	$1,481	1.3%	-9.04%	2.90%
Oncore & Firstar Oncore Flex	12,137	$7.692318	$93,359	1.5%	-9.22%	2.50%
Oncore & Firstar Oncore Value	22,187	$7.845961	$174,075	0.9%	-8.68%	2.50%
Oncore & Firstar Oncore Premier	37,691	$7.717646	$290,889	1.4%	-9.13%	2.55%
Oncore & Firstar Oncore Xtra	5,053	$7.717646	$38,999	1.4%	-9.13%	2.55%
Oncore Lite	668	$7.717646	$5,155	1.4%	-9.13%	2.55%

	80,026		$623,339

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 10 Portfolios: (note 4) (continued)
November Subaccount
2002
Top Tradition	3,163	$7.926971	$25,072	1.1%	-13.99%	2.51%
Top Plus	894	$7.976817	$7,135	0.9%	-13.82%	3.33%
Top Explorer	1,456	$7.877482	$11,472	1.3%	-14.16%	2.47%
Oncore Flex	2,701	$7.828372	$21,147	1.5%	-14.33%	2.25%
Oncore & Firstar Oncore Value	12,656	$7.976817	$100,953	0.9%	-13.82%	2.36%
Oncore & Firstar Oncore Premier	40,536	$7.852855	$318,319	1.4%	-14.24%	2.43%
Oncore & Firstar Oncore Xtra	15,218	$7.852855	$119,503	1.4%	-14.24%	2.43%
Oncore Lite	521	$7.852855	$4,092	1.4%	-14.24%	2.43%

	77,145		$607,693

December Subaccount
2002
Top Tradition	237	$8.263209	$1,956	1.1%	-14.53%	4.20%
Top Plus	331	$8.313818	$2,754	0.9%	-14.36%	2.31%
Top Explorer	1,129	$8.212927	$9,270	1.3%	-14.70%	2.50%
Oncore Flex	500	$8.163072	$4,082	1.5%	-14.86%	2.34%
Oncore & Firstar Oncore Value	8,368	$8.313818	$69,574	0.9%	-14.36%	2.29%
Oncore & Firstar Oncore Premier	27,878	$8.187941	$228,266	1.4%	-14.78%	2.45%
Oncore & Firstar Oncore Xtra	10,013	$8.187941	$81,983	1.4%	-14.78%	2.45%
Oncore Lite	800	$8.187941	$6,551	1.4%	-14.78%	2.45%

	49,256		$404,436

Dow Target 5 Portfolios: (note 4)
First Quarter Subaccount
2006
Top I	181	$16.149554	$2,921	1.1%	39.31%	5.33%
Top Tradition	47	$16.149554	$766	1.1%	39.31%	2.18%
Oncore Value	341	$16.374521	$5,587	0.9%	39.58%	2.43%
Oncore & Firstar Oncore Premier	29,251	$15.818388	$462,708	1.4%	38.89%	5.13%
Oncore Xtra	24,774	$15.818388	$391,877	1.4%	38.89%	5.13%
Oncore & Firstar Oncore Lite	4,888	$15.818388	$77,316	1.4%	38.89%	5.13%

	59,482		$941,175

2005
Top I	181	$11.592905	$2,102	1.1%	-3.26%	0.00%
Top Tradition	180	$11.592905	$2,086	1.1%	-3.26%	0.00%
Top Explorer	769	$11.456407	$8,813	1.3%	-3.45%	0.00%
Oncore Value	1,190	$11.731211	$13,955	0.9%	-3.07%	0.00%
Oncore & Firstar Oncore Premier	31,015	$11.388760	$353,219	1.4%	-3.55%	0.00%
Oncore Xtra	26,736	$11.388760	$304,491	1.4%	-3.55%	0.00%
Oncore & Firstar Oncore Lite	4,193	$11.388760	$47,760	1.4%	-3.55%	0.00%

	64,264		$732,426

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (note 4) (continued)
First Quarter Subaccount (continued)
2004
Top I	182	$11.983597	$2,178	1.1%	9.48%	0.00%
Top Tradition	174	$11.983597	$2,086	1.1%	9.48%	0.00%
Top Explorer	772	$11.865840	$9,165	1.3%	9.26%	0.00%
Oncore Value	995	$12.102624	$12,046	0.9%	9.70%	0.00%
Oncore & Firstar Oncore Premier	23,813	$11.807403	$281,166	1.4%	9.16%	0.00%
Oncore Xtra	19,583	$11.807403	$231,224	1.4%	9.16%	0.00%
Oncore & Firstar Oncore Lite	4,015	$11.807403	$47,407	1.4%	9.16%	0.00%

	49,534		$585,272

2003
Top I	182	$10.945819	$1,994	1.1%	18.25%	2.68%
Top Tradition	274	$10.945819	$3,004	1.1%	18.25%	2.65%
Top Plus	1,579	$11.032629	$17,419	0.9%	18.48%	2.68%
Top Explorer	1,273	$10.859753	$13,823	1.3%	18.02%	2.43%
Oncore Value	996	$11.032629	$10,994	0.9%	18.48%	2.53%
Oncore & Firstar Oncore Premier	22,283	$10.816974	$241,028	1.4%	17.90%	2.55%
Oncore & Firstar Oncore Xtra	17,444	$10.816974	$188,691	1.4%	17.90%	2.55%
Oncore Lite	3,119	$10.816974	$33,734	1.4%	17.90%	2.55%

	47,150		$510,687

2002
Top Tradition	16	$9.256458	$145	1.1%	-13.55%	3.06%
Top Explorer	824	$9.201833	$7,586	1.3%	-13.72%	3.07%
Oncore & Firstar Oncore Premier	4,606	$9.174638	$42,255	1.4%	-13.81%	2.89%
Oncore & Firstar Oncore Xtra	5,681	$9.174638	$52,124	1.4%	-13.81%	2.89%
Oncore Lite	1,928	$9.174638	$17,691	1.4%	-13.81%	2.89%

	13,055		$119,801

Second Quarter Subaccount
2006
Top Tradition	399	$17.085151	$6,810	1.1%	36.37%	5.17%
Oncore Value	318	$17.314636	$5,510	0.9%	36.64%	6.41%
Oncore & Firstar Oncore Premier	20,821	$16.747196	$348,690	1.4%	35.97%	5.35%
Oncore Xtra	21,455	$16.747196	$359,310	1.4%	35.97%	5.35%
Oncore & Firstar Oncore Lite	9,713	$16.747196	$162,673	1.4%	35.97%	5.35%

	52,706		$882,993

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (note 4) (continued)
Second Quarter Subaccount (continued)
2005
Top I	384	$12.528382	$4,813	1.1%	-4.15%	0.00%
Top Tradition	393	$12.528382	$4,927	1.1%	-4.15%	0.00%
Oncore Value	145	$12.671608	$1,840	0.9%	-3.96%	0.00%
Oncore & Firstar Oncore Premier	17,557	$12.316883	$216,243	1.4%	-4.43%	0.00%
Oncore Xtra	23,649	$12.316883	$291,285	1.4%	-4.43%	0.00%
Oncore & Firstar Oncore Lite	2,255	$12.316883	$27,766	1.4%	-4.43%	0.00%

	44,383		$546,874

2004
Top I	384	$13.070210	$5,025	1.1%	9.75%	0.00%
Top Tradition	388	$13.070210	$5,070	1.1%	9.75%	0.00%
Oncore Value	146	$13.193528	$1,923	0.9%	9.97%	0.00%
Oncore & Firstar Oncore Premier	19,312	$12.887587	$248,884	1.4%	9.43%	0.00%
Oncore Xtra	18,053	$12.887587	$232,662	1.4%	9.43%	0.00%
Oncore & Firstar Oncore Lite	1,334	$12.887587	$17,187	1.4%	9.43%	0.00%

	39,617		$510,751

2003
Top I	385	$11.908693	$4,582	1.1%	21.91%	2.53%
Top Tradition	382	$11.908693	$4,544	1.1%	21.91%	2.14%
Top Explorer	171	$11.820891	$2,025	1.3%	21.67%	2.30%
Oncore Value	276	$11.997233	$3,314	0.9%	22.15%	2.27%
Oncore & Firstar Oncore Premier	15,509	$11.777236	$182,657	1.4%	21.55%	2.48%
Oncore Xtra	18,430	$11.777236	$217,058	1.4%	21.55%	2.48%
Oncore Lite	1,076	$11.777236	$12,671	1.4%	21.55%	2.48%

	36,229		$426,851

2002
Top Tradition	366	$9.768484	$3,576	1.1%	-10.51%	3.10%
Top Explorer	83	$9.715627	$805	1.3%	-10.69%	2.11%
Oncore Value	146	$9.821690	$1,438	0.9%	-10.33%	2.88%
Oncore Premier	3,952	$9.689305	$38,280	1.4%	-10.78%	3.06%
Oncore Xtra	4,701	$9.689305	$45,552	1.4%	-10.78%	3.06%
Oncore Lite	361	$9.689305	$3,500	1.4%	-10.78%	3.06%

	9,609		$93,151

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (note 4) (continued)
Third Quarter Subaccount
2006
Top Tradition	125	$12.708856	$1,592	1.1%	34.89%	4.67%
Oncore Flex	257	$12.387065	$3,178	1.5%	34.36%	4.74%
Oncore Value	6,104	$12.873278	$78,579	0.9%	35.16%	6.91%
Oncore & Firstar Oncore Premier	24,119	$12.466572	$300,687	1.4%	34.50%	5.96%
Oncore Xtra	48,946	$12.466572	$610,189	1.4%	34.50%	5.96%
Oncore Lite	3,258	$12.466572	$40,617	1.4%	34.50%	5.96%

	82,809		$1,034,842

2005
Top Tradition	109	$9.421328	$1,026	1.1%	-20.06%	0.00%
Oncore Flex	257	$9.218989	$2,367	1.5%	-20.37%	0.00%
Oncore Value	3,341	$9.524383	$31,821	0.9%	-19.90%	0.00%
Oncore & Firstar Oncore Premier	27,566	$9.269049	$255,507	1.4%	-20.29%	0.00%
Oncore Xtra	17,912	$9.269049	$166,028	1.4%	-20.29%	0.00%
Oncore Lite	5,555	$9.269049	$51,495	1.4%	-20.29%	0.00%

	54,740		$508,244

2004
Top Tradition	341	$11.785236	$4,015	1.1%	6.69%	0.00%
Top Explorer	2,418	$11.680872	$28,240	1.3%	6.48%	0.00%
Oncore Flex	257	$11.577647	$2,973	1.5%	6.27%	0.00%
Oncore Value	2,704	$11.890616	$32,149	0.9%	6.90%	0.00%
Oncore & Firstar Oncore Premier	26,796	$11.629080	$311,627	1.4%	6.37%	0.00%
Oncore Xtra	17,189	$11.629080	$199,892	1.4%	6.37%	0.00%
Oncore Lite	1,191	$11.629080	$13,845	1.4%	6.37%	0.00%

	50,896		$592,741

2003
Top Tradition	337	$11.046269	$3,720	1.1%	13.64%	3.27%
Top Explorer	3,347	$10.970174	$36,715	1.3%	13.41%	3.35%
Oncore Flex	257	$10.894764	$2,800	1.5%	13.19%	2.66%
Oncore Value	1,957	$11.122949	$21,765	0.9%	13.86%	2.45%
Oncore & Firstar Oncore Premier	35,323	$10.932361	$386,172	1.4%	13.30%	3.18%
Oncore & Firstar Oncore Xtra	16,583	$10.932361	$181,295	1.4%	13.30%	3.18%
Oncore Lite	489	$10.932361	$5,346	1.4%	13.30%	3.18%

	58,293		$637,813

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dow Target 5 Portfolios: (note 4) (continued)
Third Quarter Subaccount (continued)
2002
Top Tradition	7	$9.720700	$67	1.1%	-11.76%	2.57%
Oncore Flex	257	$9.625278	$2,475	1.5%	-12.11%	2.34%
Oncore Value	20,766	$9.768851	$202,861	0.9%	-11.58%	3.49%
Oncore & Firstar Oncore Premier	2,045	$9.648991	$19,724	1.4%	-12.02%	1.71%
Oncore Xtra	1,058	$9.648991	$10,211	1.4%	-12.02%	1.71%
Oncore Lite	326	$9.648991	$3,149	1.4%	-12.02%	1.71%

	24,459		$238,487

Fourth Quarter Subaccount
2006
Top Tradition	117	$17.444918	$2,042	1.1%	36.83%	4.94%
Top Plus	453	$17.661820	$8,008	0.9%	37.10%	4.33%
Top Explorer	80	$17.230999	$1,387	1.3%	36.56%	22.97%
Oncore Value	12,303	$13.054703	$160,612	0.9%	37.10%	32.40%
Oncore & Firstar Oncore Premier	36,019	$12.595151	$453,654	1.4%	36.43%	6.17%
Oncore Xtra	22,304	$12.595151	$280,919	1.4%	36.43%	6.17%
Oncore Lite	17,231	$12.595151	$217,023	1.4%	36.43%	6.17%
Oncore Ultra	1,941	$12.595151	$24,447	1.4%	7.46%	6.17%	8/7/06

	90,448		$1,148,092

2005
Top Tradition	113	$12.749342	$1,440	1.1%	-13.45%	0.00%
Top Plus	600	$12.882396	$7,734	0.9%	-13.28%	0.00%
Oncore Value	876	$9.521994	$8,342	0.9%	-13.28%	0.00%
Oncore & Firstar Oncore Premier	40,652	$9.232197	$375,307	1.4%	-13.71%	0.00%
Oncore Xtra	18,941	$9.232197	$174,869	1.4%	-13.71%	0.00%
Oncore Lite	4,510	$9.232197	$41,630	1.4%	-13.71%	0.00%

	65,692		$609,322

2004
Top Tradition	107	$14.730567	$1,581	1.1%	5.40%	0.00%
Top Plus	600	$14.854913	$8,918	0.9%	5.60%	0.00%
Top Explorer	104	$14.607342	$1,526	1.3%	5.19%	0.00%
Oncore Value	1,023	$10.979975	$11,232	0.9%	5.60%	0.00%
Oncore & Firstar Oncore Premier	45,950	$10.698436	$491,577	1.4%	5.08%	0.00%
Oncore Xtra	21,508	$10.698436	$230,106	1.4%	5.08%	0.00%
Oncore Lite	1,353	$10.698436	$14,471	1.4%	5.08%	0.00%

	70,645		$759,411

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (note 4) (continued)
Fourth Quarter Subaccount (continued)
2003
Top Tradition	102	$13.976503	$1,432	1.1%	18.25%	2.46%
Top Plus	816	$14.066554	$11,478	0.9%	18.48%	2.12%
Top Explorer	341	$13.887085	$4,738	1.3%	18.01%	2.42%
Oncore Value	1,828	$10.397256	$19,003	0.9%	18.48%	2.46%
Oncore & Firstar Oncore Premier	46,700	$10.180997	$475,442	1.4%	17.90%	2.67%
Oncore & Firstar Oncore Xtra	20,189	$10.180997	$205,546	1.4%	17.90%	2.67%
Oncore Lite	833	$10.180997	$8,485	1.4%	17.90%	2.67%

	70,809		$726,124

2002
Top Tradition	15	$11.819898	$178	1.1%	-6.92%	2.49%
Top Plus	761	$11.872577	$9,034	0.9%	-6.73%	2.45%
Top Explorer	38	$11.767492	$450	1.3%	-7.10%	2.36%
Oncore Value	3,179	$8.775583	$27,899	0.9%	-6.73%	2.78%
Oncore & Firstar Oncore Premier	10,316	$8.635585	$89,088	1.4%	-7.19%	2.29%
Oncore & Firstar Oncore Xtra	1,257	$8.635585	$10,853	1.4%	-7.19%	2.29%
Oncore Lite	129	$8.635585	$1,110	1.4%	-7.19%	2.29%

	15,695		$138,612

February Subaccount
2002
Top I	95	$10.766311	$1,021	1.1%	-8.49%	2.77%
Top Tradition	1	$10.766311	$15	1.1%	-8.49%	2.79%
Oncore Value	26	$10.828569	$281	0.9%	-8.31%	2.21%
Oncore & Firstar Oncore Premier	4,975	$10.673665	$53,093	1.4%	-8.76%	2.73%
Oncore & Firstar Oncore Xtra	7,960	$10.673665	$84,961	1.4%	-8.76%	2.73%
Oncore Lite	343	$10.673665	$3,666	1.4%	-8.76%	2.73%

	13,400		$143,037

March Subaccount
2002
Top I	52	$11.504336	$603	1.1%	-9.91%	3.31%
Top Tradition	559	$11.504336	$6,426	1.1%	-9.91%	4.36%
Top Plus	1,223	$11.569043	$14,148	0.9%	-9.73%	4.38%
Top Explorer	350	$11.440015	$4,008	1.3%	-10.09%	3.36%
Oncore Value	686	$11.569043	$7,932	0.9%	-9.73%	4.21%
Oncore & Firstar Oncore Premier	5,191	$11.408008	$59,224	1.4%	-10.18%	3.34%
Oncore Xtra	4,124	$11.408008	$47,049	1.4%	-10.18%	3.34%
Oncore Lite	290	$11.408008	$3,307	1.4%	-10.18%	3.34%

	12,475		$142,697

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (note 4) (continued)
May Subaccount
2002
Top Tradition	2	$9.747448	$20	1.1%	-15.16%	2.21%
Top Explorer	89	$9.696156	$859	1.3%	-15.32%	2.18%
Oncore Value	25	$9.799062	$246	0.9%	-14.99%	2.81%
Oncore & Firstar Oncore Premier	3,741	$9.670632	$36,176	1.4%	-15.41%	3.24%
Oncore Xtra	4,004	$9.670632	$38,723	1.4%	-15.41%	3.24%
Oncore Lite	269	$9.670632	$2,604	1.4%	-15.41%	3.24%

	8,130		$78,628

June Subaccount
2002
Top I	421	$9.228008	$3,888	1.1%	-12.65%	2.93%
Top Tradition	7	$9.228008	$63	1.1%	-12.65%	3.31%
Oncore Value	25	$9.275316	$236	0.9%	-12.47%	2.18%
Oncore & Firstar Oncore Premier	3,673	$9.157556	$33,632	1.4%	-12.90%	2.26%
Oncore Xtra	4,221	$9.157556	$38,656	1.4%	-12.90%	2.26%
Oncore Lite	308	$9.157556	$2,817	1.4%	-12.90%	2.26%

	8,655		$79,292

August Subaccount
2002
Top Tradition	122	$11.617437	$1,421	1.1%	-2.20%	1.85%
Top Explorer	2,091	$11.562059	$24,173	1.3%	-2.40%	2.03%
Oncore & Firstar Oncore Premier	13,591	$11.534489	$156,768	1.4%	-2.49%	2.02%
Oncore & Firstar Oncore Xtra	2,739	$11.534489	$31,594	1.4%	-2.49%	2.02%

	18,543		$213,956

September Subaccount
2002
Top Tradition	239	$10.028142	$2,395	1.1%	-14.77%	2.24%
Oncore Value	3,107	$7.523456	$23,372	0.9%	-14.60%	4.81%
Oncore & Firstar Oncore Premier	11,392	$7.400409	$84,316	1.4%	-15.03%	2.27%
Oncore & Firstar Oncore Xtra	1,537	$7.400409	$11,372	1.4%	-15.03%	2.27%

	16,275		$121,455

November Subaccount
2002
Top Tradition	649	$7.231070	$4,691	1.1%	-16.30%	3.84%
Top Plus	732	$7.276536	$5,329	0.9%	-16.13%	0.90%
Top Explorer	1,217	$7.185911	$8,743	1.3%	-16.46%	2.52%
Oncore Value	4,107	$7.276536	$29,886	0.9%	-16.13%	2.95%
Oncore & Firstar Oncore Premier	6,732	$7.163439	$48,217	1.4%	-16.54%	2.26%
Oncore & Firstar Oncore Xtra	2,463	$7.163439	$17,646	1.4%	-16.54%	2.26%
Oncore Lite	102	$7.163439	$732	1.4%	-16.54%	2.26%

	16,002		$115,244

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Dow Target 5 Portfolios: (note 4) (continued)
December Subaccount
2002
Top Tradition	8	$8.918335	$72	1.1%	-18.44%	2.77%
Top Plus	792	$8.972972	$7,105	0.9%	-18.28%	2.33%
Top Explorer	345	$8.864105	$3,061	1.3%	-18.60%	2.89%
Oncore Value	2,047	$8.972972	$18,368	0.9%	-18.28%	12.68%
Oncore & Firstar Oncore Premier	8,227	$8.837123	$72,706	1.4%	-18.68%	2.23%
Oncore & Firstar Oncore Xtra	7,777	$8.837123	$68,724	1.4%	-18.68%	2.23%
Oncore Lite	76	$8.837123	$672	1.4%	-18.68%	2.23%

	19,272		$170,708

Fidelity Variable Insurance Products Fund:
VIP Growth Subaccount
2006
Top Explorer	144,498	$16.949844	$2,449,223	1.3%	5.48%	0.43%
2005
Top Explorer	194,709	$16.068911	$3,128,754	1.3%	4.44%	0.59%
2004
Top Explorer	295,990	$15.385058	$4,553,822	1.3%	2.05%	0.28%
2003
Top Explorer	342,395	$15.076312	$5,162,056	1.3%	31.15%	0.28%
2002
Top Explorer	378,768	$11.495896	$4,354,282	1.3%	-31.00%	0.26%
VIP Equity-Income Subaccount
2006
Top Explorer	135,318	$20.915307	$2,830,217	1.3%	18.66%	3.35%
2005
Top Explorer	168,166	$17.626890	$2,964,244	1.3%	4.51%	1.75%
2004
Top Explorer	226,431	$16.866119	$3,819,007	1.3%	10.09%	1.59%
2003
Top Explorer	263,690	$15.319655	$4,039,633	1.3%	28.66%	2.00%
2002
Top Explorer	336,449	$11.907187	$4,006,164	1.3%	-18.01%	1.83%
VIP High Income Bond Subaccount
2006
Top Explorer	43,142	$12.150732	$524,209	1.3%	9.81%	6.28%
2005
Top Explorer	63,067	$11.064892	$697,835	1.3%	1.39%	14.60%
2004
Top Explorer	82,781	$10.913572	$903,435	1.3%	8.18%	8.67%
2003
Top Explorer	98,462	$10.088071	$993,295	1.3%	25.63%	7.51%
2002
Top Explorer	115,348	$8.029812	$926,225	1.3%	2.12%	11.48%

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares:
Large Cap Growth Subaccount
2006
Top I	3,663	$8.161292	$29,899	1.1%	10.17%	0.49%
Top Tradition	150,173	$8.161292	$1,225,607	1.1%	10.17%	0.48%
Top Plus	35,885	$8.277956	$297,051	0.9%	10.39%	0.47%
Investar Vision & Top Spectrum	9,669	$11.253869	$108,813	1.4%	9.84%	0.48%
Top Explorer	48,360	$8.046443	$389,128	1.3%	9.95%	0.47%
Oncore & Firstar Oncore Flex	30,159	$11.158078	$336,513	1.5%	9.74%	0.46%
Oncore & Firstar Oncore Value	137,652	$11.746926	$1,616,990	0.9%	10.39%	0.46%
Oncore & Firstar Oncore Premier	682,542	$11.253869	$7,681,235	1.4%	9.84%	0.47%
Oncore & Firstar Oncore Xtra	76,239	$11.253869	$857,983	1.4%	9.84%	0.47%

	1,174,342		$12,543,219

2005
Top I	4,648	$7.407944	$34,431	1.1%	3.16%	0.34%
Top Tradition	174,095	$7.407944	$1,289,686	1.1%	3.16%	0.33%
Top Plus	47,032	$7.498999	$352,696	0.9%	3.36%	0.33%
Investar Vision & Top Spectrum	11,602	$10.245288	$118,861	1.4%	2.85%	0.32%
Top Explorer	69,223	$7.318094	$506,582	1.3%	2.95%	0.32%
Oncore & Firstar Oncore Flex	38,389	$10.168070	$390,344	1.5%	2.75%	0.30%
Oncore & Firstar Oncore Value	182,354	$10.641533	$1,940,522	0.9%	3.36%	0.32%
Oncore & Firstar Oncore Premier	892,972	$10.245288	$9,148,757	1.4%	2.85%	0.32%
Oncore & Firstar Oncore Xtra	84,386	$10.245288	$864,556	1.4%	2.85%	0.32%

	1,504,701		$14,646,435

2004
Top I	5,953	$7.181339	$42,752	1.1%	3.38%	0.14%
Top Tradition	211,039	$7.181339	$1,515,540	1.1%	3.38%	0.13%
Top Plus	76,951	$7.255263	$558,298	0.9%	3.58%	0.14%
Investar Vision & Top Spectrum	17,072	$9.961271	$170,054	1.4%	3.07%	0.13%
Top Explorer	90,047	$7.108215	$640,074	1.3%	3.17%	0.12%
Oncore & Firstar Oncore Flex	67,586	$9.895909	$668,820	1.5%	2.97%	0.13%
Oncore & Firstar Oncore Value	255,162	$10.295650	$2,627,055	0.9%	3.58%	0.13%
Oncore & Firstar Oncore Premier	1,167,051	$9.961271	$11,625,323	1.4%	3.07%	0.13%
Oncore & Firstar Oncore Xtra	111,717	$9.961271	$1,112,845	1.4%	3.07%	0.13%

	2,002,578		$18,960,761

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Large Cap Growth Subaccount (continued)
2003
Top I	7,382	$6.946735	$51,283	1.1%	30.30%	0.08%
Top Tradition	266,246	$6.946735	$1,849,544	1.1%	30.30%	0.08%
Top Plus	87,949	$7.004322	$616,020	0.9%	30.56%	0.08%
Investar Vision & Top Spectrum	23,316	$9.664556	$225,339	1.4%	29.91%	0.09%
Top Explorer	145,041	$6.889647	$999,283	1.3%	30.04%	0.09%
Oncore & Firstar Oncore Flex	94,757	$9.610625	$910,674	1.5%	29.79%	0.08%
Oncore & Firstar Oncore Value	343,998	$9.939562	$3,419,189	0.9%	30.56%	0.08%
Oncore & Firstar Oncore Premier	1,492,481	$9.664556	$14,424,164	1.4%	29.91%	0.09%
Oncore & Firstar Oncore Xtra	169,713	$9.664556	$1,640,197	1.4%	29.91%	0.09%

	2,630,883		$24,135,693

2002
Top I	9,833	$5.331366	$52,422	1.1%	-27.31%	0.00%
Top Tradition	334,455	$5.331366	$1,783,101	1.1%	-27.31%	0.00%
Top Plus	112,249	$5.364950	$602,209	0.9%	-27.17%	0.00%
Investar Vision & Top Spectrum	35,416	$7.439185	$263,469	1.4%	-27.53%	0.00%
Top Explorer	164,853	$5.298008	$873,390	1.3%	-27.45%	0.00%
Oncore & Firstar Oncore Flex	147,202	$7.404975	$1,090,025	1.5%	-27.60%	0.00%
Oncore & Firstar Oncore Value	463,086	$7.613192	$3,525,559	0.9%	-27.17%	0.00%
Oncore & Firstar Oncore Premier	1,813,000	$7.439185	$13,487,247	1.4%	-27.53%	0.00%
Oncore & Firstar Oncore Xtra	221,111	$7.439185	$1,644,893	1.4%	-27.53%	0.00%

	3,301,205		$23,322,315

International Growth Subaccount
2006
Oncore & Firstar Oncore Flex	23,359	$23.928900	$558,948	1.5%	44.86%	1.90%
Oncore & Firstar Oncore Value	75,712	$25.190899	$1,907,265	0.9%	45.71%	2.12%
Oncore & Firstar Oncore Premier	158,060	$24.134153	$3,814,655	1.4%	45.00%	1.91%
Oncore & Firstar Oncore Xtra	62,116	$24.134153	$1,499,110	1.4%	45.00%	1.91%

	319,247		$7,779,978

2005
Oncore & Firstar Oncore Flex	33,269	$16.519053	$549,569	1.5%	30.34%	1.29%
Oncore & Firstar Oncore Value	67,171	$17.287798	$1,161,235	0.9%	31.12%	1.22%
Oncore & Firstar Oncore Premier	166,642	$16.644398	$2,773,655	1.4%	30.47%	1.22%
Oncore & Firstar Oncore Xtra	67,094	$16.644398	$1,116,742	1.4%	30.47%	1.22%

	334,176		$5,601,201

2004
Oncore & Firstar Oncore Flex	27,970	$12.673406	$354,473	1.5%	17.19%	0.90%
Oncore & Firstar Oncore Value	61,451	$13.185067	$810,234	0.9%	17.89%	0.91%
Oncore & Firstar Oncore Premier	189,524	$12.757043	$2,417,774	1.4%	17.30%	0.88%
Oncore & Firstar Oncore Xtra	58,820	$12.757043	$750,364	1.4%	17.30%	0.88%

	337,765		$4,332,845

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
International Growth Subaccount (continued)
2003
Oncore & Firstar Oncore Flex	30,477	$10.814633	$329,597	1.5%	32.92%	1.00%
Oncore & Firstar Oncore Value	62,869	$11.184582	$703,160	0.9%	33.71%	1.21%
Oncore & Firstar Oncore Premier	232,971	$10.875254	$2,533,622	1.4%	33.05%	1.22%
Oncore & Firstar Oncore Xtra	70,019	$10.875254	$761,474	1.4%	33.05%	1.22%

	396,336		$4,327,853

2002
Oncore & Firstar Oncore Flex	39,242	$8.136008	$319,276	1.5%	-26.69%	0.56%
Oncore & Firstar Oncore Value	82,021	$8.364642	$686,078	0.9%	-26.25%	0.82%
Oncore & Firstar Oncore Premier	275,525	$8.173564	$2,252,018	1.4%	-26.61%	0.80%
Oncore & Firstar Oncore Xtra	79,167	$8.173564	$647,077	1.4%	-26.61%	0.80%

	475,955		$3,904,449

Worldwide Growth Subaccount
2006
Top I	6,473	$9.704556	$62,821	1.1%	16.92%	1.73%
Top Tradition	104,692	$9.704556	$1,015,993	1.1%	16.92%	1.73%
Top Plus	11,082	$9.843191	$109,081	0.9%	17.15%	1.67%
Investar Vision & Top Spectrum	18,295	$12.015739	$219,824	1.4%	16.58%	1.51%
Top Explorer	56,725	$9.568011	$542,747	1.3%	16.69%	1.70%
Oncore & Firstar Oncore Flex	27,033	$12.140297	$328,194	1.5%	16.46%	1.68%
Oncore & Firstar Oncore Value	73,169	$12.780771	$935,158	0.9%	17.15%	1.71%
Oncore & Firstar Oncore Premier	333,728	$12.244500	$4,086,322	1.4%	16.58%	1.69%
Oncore & Firstar Oncore Xtra	57,170	$12.244500	$700,018	1.4%	16.58%	1.69%

	688,367		$8,000,158

2005
Top I	9,299	$8.300095	$77,183	1.1%	4.72%	1.30%
Top Tradition	125,911	$8.300095	$1,045,076	1.1%	4.72%	1.35%
Top Plus	21,516	$8.402063	$180,775	0.9%	4.92%	1.24%
Investar Vision & Top Spectrum	39,235	$10.307219	$404,408	1.4%	4.41%	1.33%
Top Explorer	91,796	$8.199446	$752,679	1.3%	4.51%	1.35%
Oncore & Firstar Oncore Flex	34,988	$10.424300	$364,731	1.5%	4.30%	1.17%
Oncore & Firstar Oncore Value	98,568	$10.909551	$1,075,337	0.9%	4.92%	1.31%
Oncore & Firstar Oncore Premier	458,681	$10.503437	$4,817,732	1.4%	4.41%	1.31%
Oncore & Firstar Oncore Xtra	69,151	$10.503437	$726,303	1.4%	4.41%	1.31%

	949,145		$9,444,224

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Worldwide Growth Subaccount (continued)
2004
Top I	14,579	$7.926252	$115,553	1.1%	3.64%	1.02%
Top Tradition	164,556	$7.926252	$1,304,311	1.1%	3.64%	0.96%
Top Plus	39,696	$8.007801	$317,874	0.9%	3.84%	0.91%
Investar Vision & Top Spectrum	51,613	$9.872113	$509,534	1.4%	3.33%	0.94%
Top Explorer	113,552	$7.845571	$890,882	1.3%	3.43%	0.95%
Oncore & Firstar Oncore Flex	68,077	$9.994066	$680,363	1.5%	3.23%	0.95%
Oncore & Firstar Oncore Value	147,886	$10.397621	$1,537,658	0.9%	3.84%	0.91%
Oncore & Firstar Oncore Premier	629,370	$10.060040	$6,331,497	1.4%	3.33%	0.97%
Oncore & Firstar Oncore Xtra	104,791	$10.060040	$1,054,205	1.4%	3.33%	0.97%

	1,334,120		$12,741,877

2003
Top I	14,297	$7.648142	$109,346	1.1%	22.64%	0.97%
Top Tradition	213,452	$7.648142	$1,632,511	1.1%	22.64%	1.11%
Top Plus	59,560	$7.711505	$459,296	0.9%	22.89%	1.07%
Investar Vision & Top Spectrum	66,624	$9.554088	$636,534	1.4%	22.28%	1.10%
Top Explorer	162,508	$7.585312	$1,232,672	1.3%	22.40%	1.11%
Oncore & Firstar Oncore Flex	87,186	$9.681675	$844,106	1.5%	22.16%	1.06%
Oncore & Firstar Oncore Value	247,172	$10.012904	$2,474,912	0.9%	22.89%	1.10%
Oncore & Firstar Oncore Premier	810,029	$9.735966	$7,886,412	1.4%	22.28%	1.09%
Oncore & Firstar Oncore Xtra	117,798	$9.735966	$1,146,879	1.4%	22.28%	1.09%

	1,778,626		$16,422,668

2002
Top I	23,137	$6.236113	$144,287	1.1%	-26.31%	0.87%
Top Tradition	250,428	$6.236113	$1,561,694	1.1%	-26.31%	0.86%
Top Plus	84,760	$6.275358	$531,899	0.9%	-26.17%	0.82%
Investar Vision & Top Spectrum	86,447	$7.813288	$675,436	1.4%	-26.53%	0.83%
Top Explorer	201,998	$6.197110	$1,251,802	1.3%	-26.46%	0.87%
Oncore & Firstar Oncore Flex	118,759	$7.925431	$941,213	1.5%	-26.60%	0.72%
Oncore & Firstar Oncore Value	321,826	$8.148162	$2,622,290	0.9%	-26.17%	0.85%
Oncore & Firstar Oncore Premier	1,039,628	$7.962021	$8,277,550	1.4%	-26.53%	0.83%
Oncore & Firstar Oncore Xtra	168,250	$7.962021	$1,339,607	1.4%	-26.53%	0.83%

	2,295,233		$17,345,778

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Institutional Shares: (continued)
Balanced Subaccount
2006
Top I	10,425	$13.168911	$137,284	1.1%	9.52%	1.90%
Top Tradition	194,791	$13.168911	$2,565,186	1.1%	9.52%	2.14%
Top Plus	47,516	$13.357027	$634,674	0.9%	9.73%	2.04%
Investar Vision & Top Spectrum	88,148	$17.484172	$1,541,201	1.4%	9.19%	1.95%
Top Explorer	81,791	$12.983695	$1,061,954	1.3%	9.30%	2.04%
Oncore & Firstar Oncore Flex	22,625	$16.859100	$381,434	1.5%	9.09%	2.02%
Oncore & Firstar Oncore Value	97,998	$17.748339	$1,739,309	0.9%	9.73%	1.99%
Oncore & Firstar Oncore Premier	600,965	$17.003708	$10,218,626	1.4%	9.19%	2.00%
Oncore & Firstar Oncore Xtra	55,094	$17.003708	$936,795	1.4%	9.19%	2.00%

	1,199,353		$19,216,463

2005
Top I	15,867	$12.024522	$190,795	1.1%	6.78%	2.14%
Top Tradition	222,441	$12.024522	$2,674,743	1.1%	6.78%	2.22%
Top Plus	65,259	$12.172221	$794,347	0.9%	6.99%	2.15%
Investar Vision & Top Spectrum	135,505	$16.012022	$2,169,708	1.4%	6.46%	2.15%
Top Explorer	110,233	$11.878778	$1,309,430	1.3%	6.57%	2.21%
Oncore & Firstar Oncore Flex	29,405	$15.454765	$454,451	1.5%	6.36%	1.86%
Oncore & Firstar Oncore Value	137,650	$16.174009	$2,226,356	0.9%	6.99%	2.21%
Oncore & Firstar Oncore Premier	887,368	$15.572016	$13,818,106	1.4%	6.46%	2.13%
Oncore & Firstar Oncore Xtra	78,788	$15.572016	$1,226,889	1.4%	6.46%	2.13%

	1,682,516		$24,864,825

2004
Top I	19,532	$11.261194	$219,949	1.1%	7.34%	2.24%
Top Tradition	260,603	$11.261194	$2,934,697	1.1%	7.34%	2.20%
Top Plus	104,122	$11.377016	$1,184,601	0.9%	7.56%	2.15%
Investar Vision & Top Spectrum	189,347	$15.039919	$2,847,761	1.4%	7.02%	2.10%
Top Explorer	133,548	$11.146615	$1,488,604	1.3%	7.13%	2.09%
Oncore & Firstar Oncore Flex	68,297	$14.530765	$992,413	1.5%	6.92%	2.08%
Oncore & Firstar Oncore Value	193,173	$15.117361	$2,920,272	0.9%	7.56%	2.06%
Oncore & Firstar Oncore Premier	1,270,762	$14.626630	$18,586,974	1.4%	7.02%	2.11%
Oncore & Firstar Oncore Xtra	100,225	$14.626630	$1,465,957	1.4%	7.02%	2.11%

	2,339,609		$32,641,228

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Institutional Shares: (continued)
Balanced Subaccount (continued)
2003
Top I	22,397	$10.490828	$234,963	1.1%	12.81%	2.07%
Top Tradition	303,570	$10.490828	$3,184,705	1.1%	12.81%	2.21%
Top Plus	132,623	$10.577712	$1,402,852	0.9%	13.03%	2.03%
Investar Vision & Top Spectrum	244,365	$14.052762	$3,434,007	1.4%	12.48%	2.17%
Top Explorer	177,315	$10.404689	$1,844,906	1.3%	12.59%	2.22%
Oncore & Firstar Oncore Flex	92,627	$13.590452	$1,258,843	1.5%	12.36%	2.16%
Oncore & Firstar Oncore Value	268,663	$14.055270	$3,776,128	0.9%	13.03%	2.10%
Oncore & Firstar Oncore Premier	1,615,730	$13.666613	$22,081,546	1.4%	12.48%	2.15%
Oncore & Firstar Oncore Xtra	133,989	$13.666613	$1,831,171	1.4%	12.48%	2.15%

	2,991,279		$39,049,121

2002
Top I	30,791	$9.299613	$286,346	1.1%	-7.46%	2.53%
Top Tradition	325,549	$9.299613	$3,027,481	1.1%	-7.46%	2.44%
Top Plus	198,509	$9.358103	$1,857,669	0.9%	-7.28%	2.43%
Investar Vision & Top Spectrum	291,172	$12.494084	$3,637,923	1.4%	-7.74%	2.31%
Top Explorer	200,267	$9.241501	$1,850,770	1.3%	-7.65%	2.44%
Oncore & Firstar Oncore Flex	115,864	$12.094948	$1,401,367	1.5%	-7.83%	2.33%
Oncore & Firstar Oncore Value	358,015	$12.434696	$4,451,811	0.9%	-7.28%	2.29%
Oncore & Firstar Oncore Premier	1,969,882	$12.150767	$23,935,571	1.4%	-7.74%	2.30%
Oncore & Firstar Oncore Xtra	176,260	$12.150767	$2,141,689	1.4%	-7.74%	2.30%

	3,666,309		$42,590,627

Legg Mason Partners Variable Portfolios I, Inc.:
All Cap Subaccount
2006
Top Tradition	2,542	$11.914775	$30,282	1.1%	16.83%	2.69%
Investar Vision & Top Spectrum	721	$11.874024	$8,563	1.4%	16.49%	4.97%
Top Explorer	797	$11.887605	$9,469	1.3%	16.60%	3.73%
Oncore Flex	8,316	$19.305866	$160,544	1.5%	16.37%	1.21%
Oncore & Firstar Oncore Value	108,570	$20.324063	$2,206,586	0.9%	17.06%	1.33%
Oncore & Firstar Oncore Premier	228,459	$19.471432	$4,448,453	1.4%	16.49%	1.41%
Oncore & Firstar Oncore Xtra	208,652	$19.471432	$4,062,747	1.4%	16.49%	1.41%
Oncore & Firstar Oncore Lite	287,659	$19.471432	$5,601,135	1.4%	16.49%	1.41%
Oncore Ultra	7,107	$19.471432	$138,379	1.4%	12.63%	1.41%	8/7/06

	852,823		$16,666,158

2005
Oncore Flex	11,000	$16.589881	$182,493	1.5%	2.51%	0.66%
Oncore & Firstar Oncore Value	114,467	$17.361907	$1,987,362	0.9%	3.12%	0.98%
Oncore & Firstar Oncore Premier	269,215	$16.715728	$4,500,121	1.4%	2.61%	0.87%
Oncore & Firstar Oncore Xtra	219,832	$16.715728	$3,674,657	1.4%	2.61%	0.87%
Oncore & Firstar Oncore Lite	229,856	$16.715728	$3,842,207	1.4%	2.61%	0.87%

	844,370		$14,186,840

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Legg Mason Partners Variable Portfolios I, Inc.: (continued)
All Cap Subaccount (continued)
2004
Oncore & Firstar Oncore Flex	21,872	$16.183237	$353,954	1.5%	6.71%	0.47%
Oncore & Firstar Oncore Value	93,302	$16.836502	$1,570,887	0.9%	7.34%	0.66%
Oncore & Firstar Oncore Premier	306,133	$16.289995	$4,986,912	1.4%	6.81%	0.54%
Oncore & Firstar Oncore Xtra	251,883	$16.289995	$4,103,173	1.4%	6.81%	0.54%
Oncore & Firstar Oncore Lite	172,705	$16.289995	$2,813,360	1.4%	6.81%	0.54%

	845,895		$13,828,286

2003
Oncore & Firstar Oncore Flex	26,439	$15.166107	$400,974	1.5%	36.98%	0.23%
Oncore & Firstar Oncore Value	67,026	$15.684793	$1,051,284	0.9%	37.79%	0.28%
Oncore & Firstar Oncore Premier	335,212	$15.251089	$5,112,352	1.4%	37.12%	0.27%
Oncore & Firstar Oncore Xtra	268,577	$15.251089	$4,096,098	1.4%	37.12%	0.27%
Oncore & Firstar Oncore Lite	143,157	$15.251089	$2,183,294	1.4%	37.12%	0.27%

	840,411		$12,844,002

2002
Oncore & Firstar Oncore Flex	49,079	$11.071684	$543,383	1.5%	-26.17%	0.43%
Oncore & Firstar Oncore Value	60,895	$11.382739	$693,149	0.9%	-25.73%	0.42%
Oncore & Firstar Oncore Premier	365,296	$11.122785	$4,063,117	1.4%	-26.09%	0.47%
Oncore & Firstar Oncore Xtra	250,504	$11.122785	$2,786,304	1.4%	-26.09%	0.47%
Oncore & Firstar Oncore Lite	113,837	$11.122785	$1,266,185	1.4%	-26.09%	0.47%

	839,611		$9,352,138

Total Return Subaccount
2006
Top Explorer	46	$11.361033	$524	1.3%	11.12%	5.27%
Oncore & Firstar Oncore Flex	9,037	$13.071370	$118,120	1.5%	10.90%	2.13%
Oncore & Firstar Oncore Value	33,468	$13.760823	$460,551	0.9%	11.56%	1.71%
Oncore & Firstar Oncore Premier	180,481	$13.183505	$2,379,368	1.4%	11.01%	2.05%
Oncore & Firstar Oncore Xtra	212,123	$13.183505	$2,796,527	1.4%	11.01%	2.05%
Oncore & Firstar Oncore Lite	88,219	$13.183505	$1,163,039	1.4%	11.01%	2.05%
Oncore Ultra	1,546	$13.183505	$20,381	1.4%	8.78%	2.05%	8/7/06

	524,920		$6,938,510

2005
Oncore & Firstar Oncore Flex	9,120	$11.786214	$107,494	1.5%	1.79%	1.77%
Oncore & Firstar Oncore Value	39,870	$12.334736	$491,789	0.9%	2.40%	1.88%
Oncore & Firstar Oncore Premier	211,646	$11.875653	$2,513,439	1.4%	1.89%	1.89%
Oncore & Firstar Oncore Xtra	221,490	$11.875653	$2,630,335	1.4%	1.89%	1.89%
Oncore & Firstar Oncore Lite	105,204	$11.875653	$1,249,364	1.4%	1.89%	1.89%

	587,330		$6,992,421

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Legg Mason Partners Variable Portfolios I, Inc.: (continued)
Total Return Subaccount (continued)
2004
Oncore & Firstar Oncore Flex	12,141	$11.578627	$140,580	1.5%	7.13%	1.78%
Oncore & Firstar Oncore Value	49,135	$12.046054	$591,878	0.9%	7.77%	1.80%
Oncore & Firstar Oncore Premier	252,002	$11.655037	$2,937,089	1.4%	7.23%	1.92%
Oncore & Firstar Oncore Xtra	245,292	$11.655037	$2,858,891	1.4%	7.23%	1.92%
Oncore & Firstar Oncore Lite	100,671	$11.655037	$1,173,324	1.4%	7.23%	1.92%

	659,241		$7,701,762

2003
Oncore & Firstar Oncore Flex	13,053	$10.808286	$141,079	1.5%	14.20%	1.66%
Oncore & Firstar Oncore Value	51,447	$11.177969	$575,077	0.9%	14.88%	1.60%
Oncore & Firstar Oncore Premier	301,022	$10.868872	$3,271,760	1.4%	14.32%	1.75%
Oncore & Firstar Oncore Xtra	253,603	$10.868872	$2,756,380	1.4%	14.32%	1.75%
Oncore & Firstar Oncore Lite	36,394	$10.868872	$395,567	1.4%	14.32%	1.75%

	655,519		$7,139,863

2002
Oncore & Firstar Oncore Flex	16,555	$9.464057	$156,680	1.5%	-8.24%	1.39%
Oncore & Firstar Oncore Value	55,689	$9.729919	$541,846	0.9%	-7.70%	1.51%
Oncore & Firstar Oncore Premier	275,575	$9.507740	$2,620,094	1.4%	-8.15%	1.63%
Oncore & Firstar Oncore Xtra	218,416	$9.507740	$2,076,644	1.4%	-8.15%	1.63%
Oncore & Firstar Oncore Lite	17,231	$9.507740	$163,829	1.4%	-8.15%	1.63%

	583,466		$5,559,093

Investors Subaccount
2006
Top Explorer	240	$11.977407	$2,871	1.3%	16.75%	3.72%
Oncore & Firstar Oncore Flex	19,491	$15.695883	$305,923	1.5%	16.52%	1.60%
Oncore & Firstar Oncore Value	51,661	$16.523729	$853,627	0.9%	17.21%	1.68%
Oncore & Firstar Oncore Premier	168,033	$15.830515	$2,660,059	1.4%	16.63%	1.71%
Oncore & Firstar Oncore Xtra	105,110	$15.830515	$1,663,943	1.4%	16.63%	1.71%
Oncore & Firstar Oncore Lite	94,054	$15.830515	$1,488,930	1.4%	16.63%	1.71%
Oncore Ultra	2,259	$15.830515	$35,755	1.4%	11.13%	1.71%	8/7/06

	440,848		$7,011,108

2005
Oncore & Firstar Oncore Flex	22,993	$13.470984	$309,732	1.5%	4.96%	0.75%
Oncore & Firstar Oncore Value	52,860	$14.097887	$745,210	0.9%	5.58%	1.17%
Oncore & Firstar Oncore Premier	167,895	$13.573192	$2,278,865	1.4%	5.06%	1.22%
Oncore & Firstar Oncore Xtra	121,680	$13.573192	$1,651,590	1.4%	5.06%	1.22%
Oncore Lite	72,239	$13.573192	$980,520	1.4%	5.06%	1.22%

	437,667		$5,965,917

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Legg Mason Partners Variable Portfolios I, Inc.: (continued)
Investors Subaccount (continued)
2004
Oncore & Firstar Oncore Flex	54,406	$12.834716	$698,287	1.5%	8.74%	1.38%
Oncore & Firstar Oncore Value	59,379	$13.352844	$792,875	0.9%	9.39%	1.56%
Oncore & Firstar Oncore Premier	170,824	$12.919400	$2,206,953	1.4%	8.85%	1.44%
Oncore & Firstar Oncore Xtra	147,871	$12.919400	$1,910,399	1.4%	8.85%	1.44%
Oncore & Firstar Oncore Lite	55,853	$12.919400	$721,588	1.4%	8.85%	1.44%

	488,333		$6,330,102

2003
Oncore & Firstar Oncore Flex	60,640	$11.803030	$715,735	1.5%	30.38%	1.81%
Oncore & Firstar Oncore Value	54,924	$12.206734	$670,437	0.9%	31.15%	1.48%
Oncore & Firstar Oncore Premier	184,492	$11.869178	$2,189,772	1.4%	30.51%	1.47%
Oncore & Firstar Oncore Xtra	125,056	$11.869178	$1,484,313	1.4%	30.51%	1.47%
Oncore Lite	55,417	$11.869178	$657,756	1.4%	30.51%	1.47%

	480,529		$5,718,013

2002
Oncore & Firstar Oncore Flex	71,598	$9.053003	$648,180	1.5%	-24.19%	1.18%
Oncore & Firstar Oncore Value	50,000	$9.307368	$465,371	0.9%	-23.74%	1.37%
Oncore & Firstar Oncore Premier	234,005	$9.094795	$2,128,222	1.4%	-24.11%	1.33%
Oncore & Firstar Oncore Xtra	106,559	$9.094795	$969,133	1.4%	-24.11%	1.33%
Oncore Lite	45,433	$9.094795	$413,200	1.4%	-24.11%	1.33%

	507,595		$4,624,106

Wells Fargo Advantage Variable Trust Funds (note 4):
Opportunity Subaccount
2006
Top I	1,836	$15.224915	$27,951	1.1%	11.00%	0.00%
Top Tradition	45,107	$15.224915	$686,746	1.1%	11.00%	0.00%
Top Plus	10,941	$15.442373	$168,957	0.9%	11.22%	0.00%
Investar Vision & Top Spectrum	2,670	$16.964296	$45,290	1.4%	10.67%	0.00%
Top Explorer	26,544	$15.010818	$398,443	1.3%	10.78%	0.00%
Oncore & Firstar Oncore Flex	5,072	$16.820036	$85,318	1.5%	10.56%	0.00%
Oncore & Firstar Oncore Value	132,856	$17.707195	$2,352,502	0.9%	11.22%	0.00%
Oncore & Firstar Oncore Premier	277,236	$16.964296	$4,703,134	1.4%	10.67%	0.00%
Oncore & Firstar Oncore Xtra	374,629	$16.964296	$6,355,317	1.4%	10.67%	0.00%
Oncore & Firstar Oncore Lite	73,210	$16.964296	$1,241,949	1.4%	10.67%	0.00%

	950,101		$16,065,607

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Wells Fargo Advantage Variable Trust Funds (note 4): (continued)
Opportunity Subaccount (continued)
2005
Top I	3,214	$13.716021	$44,083	1.1%	6.71%	0.00%
Top Tradition	46,503	$13.716021	$637,831	1.1%	6.71%	0.00%
Top Plus	12,755	$13.884465	$177,090	0.9%	6.92%	0.00%
Investar Vision & Top Spectrum	4,622	$15.328247	$70,854	1.4%	6.40%	0.00%
Top Explorer	33,232	$13.549801	$450,281	1.3%	6.50%	0.00%
Oncore & Firstar Oncore Flex	16,360	$15.212835	$248,879	1.5%	6.29%	0.00%
Oncore & Firstar Oncore Value	155,307	$15.920809	$2,472,618	0.9%	6.92%	0.00%
Oncore & Firstar Oncore Premier	339,865	$15.328247	$5,209,540	1.4%	6.40%	0.00%
Oncore & Firstar Oncore Xtra	435,281	$15.328247	$6,672,090	1.4%	6.40%	0.00%
Oncore & Firstar Oncore Lite	108,801	$15.328247	$1,667,744	1.4%	6.40%	0.00%

	1,155,940		$17,651,010

2004
Top I	3,842	$12.853057	$49,381	1.1%	16.93%	0.00%
Top Tradition	53,542	$12.853057	$688,176	1.1%	16.93%	0.00%
Top Plus	20,696	$12.985241	$268,747	0.9%	17.16%	0.00%
Investar Vision & Top Spectrum	6,383	$14.406341	$91,954	1.4%	16.58%	0.00%
Top Explorer	43,658	$12.722318	$555,435	1.3%	16.70%	0.00%
Oncore & Firstar Oncore Flex	23,707	$14.311919	$339,290	1.5%	16.47%	0.00%
Oncore & Firstar Oncore Value	183,977	$14.889703	$2,739,361	0.9%	17.16%	0.00%
Oncore & Firstar Oncore Premier	428,808	$14.406341	$6,177,548	1.4%	16.58%	0.00%
Oncore & Firstar Oncore Xtra	513,308	$14.406341	$7,394,885	1.4%	16.58%	0.00%
Oncore & Firstar Oncore Lite	156,244	$14.406341	$2,250,910	1.4%	16.58%	0.00%

	1,434,165		$20,555,687

2003
Top I	3,670	$10.992008	$40,346	1.1%	35.52%	0.05%
Top Tradition	65,730	$10.992008	$722,501	1.1%	35.52%	0.08%
Top Plus	31,462	$11.083042	$348,692	0.9%	35.79%	0.09%
Investar Vision & Top Spectrum	6,973	$12.357050	$86,164	1.4%	35.12%	0.08%
Top Explorer	56,933	$10.901773	$620,670	1.3%	35.25%	0.08%
Oncore & Firstar Oncore Flex	27,067	$12.288188	$332,600	1.5%	34.98%	0.07%
Oncore & Firstar Oncore Value	212,892	$12.708516	$2,705,540	0.9%	35.79%	0.08%
Oncore & Firstar Oncore Premier	583,589	$12.357050	$7,211,452	1.4%	35.12%	0.08%
Oncore & Firstar Oncore Xtra	554,398	$12.357050	$6,850,725	1.4%	35.12%	0.08%
Oncore & Firstar Oncore Lite	270,449	$12.357050	$3,341,952	1.4%	35.12%	0.08%

	1,813,163		$22,260,642

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Wells Fargo Advantage Variable Trust Funds (note 4): (continued)
Opportunity Subaccount (continued)
2002
Top I	7,767	$8.111148	$62,998	1.1%	-27.62%	0.39%
Top Tradition	64,592	$8.111148	$523,914	1.1%	-27.62%	0.43%
Top Plus	28,890	$8.162179	$235,807	0.9%	-27.47%	0.44%
Investar Vision & Top Spectrum	7,451	$9.145475	$68,144	1.4%	-27.83%	0.40%
Top Explorer	52,049	$8.060463	$419,540	1.3%	-27.76%	0.43%
Oncore & Firstar Oncore Flex	38,242	$9.103468	$348,130	1.5%	-27.90%	0.39%
Oncore & Firstar Oncore Value	225,389	$9.359256	$2,109,472	0.9%	-27.47%	0.43%
Oncore & Firstar Oncore Premier	613,606	$9.145475	$5,611,716	1.4%	-27.83%	0.40%
Oncore & Firstar Oncore Xtra	596,327	$9.145475	$5,453,697	1.4%	-27.83%	0.40%
Oncore & Firstar Oncore Lite	241,758	$9.145475	$2,210,991	1.4%	-27.83%	0.40%

	1,876,071		$17,044,409

Small/Mid Cap Value Subaccount
2006
Top Tradition	4,439	$17.904314	$79,479	1.1%	14.47%	0.00%
Top Plus	4,561	$18.160118	$82,837	0.9%	14.69%	0.00%
Top Spectrum	769	$15.341971	$11,799	1.4%	14.13%	0.00%
Top Explorer	1,858	$17.652508	$32,797	1.3%	14.24%	0.00%
Oncore & Firstar Oncore Flex	4,771	$15.211488	$72,568	1.5%	14.02%	0.00%
Oncore & Firstar Oncore Value	5,515	$16.014007	$88,317	0.9%	14.69%	0.00%
Oncore & Firstar Oncore Premier	37,401	$15.341971	$573,813	1.4%	14.13%	0.00%
Oncore & Firstar Oncore Xtra	33,059	$15.341971	$507,186	1.4%	14.13%	0.00%

	92,373		$1,448,796

2005
Top I	616	$15.641554	$9,637	1.1%	15.24%	0.36%
Top Tradition	5,635	$15.641554	$88,136	1.1%	15.24%	0.36%
Top Plus	5,600	$15.833700	$88,665	0.9%	15.47%	0.36%
Top Spectrum	2,057	$13.442715	$27,646	1.4%	14.90%	0.00%
Top Explorer	2,976	$15.451988	$45,980	1.3%	15.01%	0.37%
Oncore & Firstar Oncore Flex	2,985	$13.341494	$39,819	1.5%	14.78%	0.77%
Oncore & Firstar Oncore Value	7,453	$13.962519	$104,059	0.9%	15.47%	0.42%
Oncore & Firstar Oncore Premier	48,531	$13.442715	$652,394	1.4%	14.90%	0.37%
Oncore & Firstar Oncore Xtra	39,288	$13.442715	$528,158	1.4%	14.90%	0.37%

	115,141		$1,584,494

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Wells Fargo Advantage Variable Trust Funds (note 4): (continued)
Small/Mid Cap Value Subaccount (continued)
2004
Top I	617	$13.573321	$8,368	1.1%	15.49%	0.00%
Top Tradition	5,182	$13.573321	$70,343	1.1%	15.49%	0.00%
Top Plus	5,600	$13.712955	$76,789	0.9%	15.72%	0.00%
Top Explorer	3,320	$13.435239	$44,609	1.3%	15.26%	0.00%
Oncore & Firstar Oncore Flex	9,933	$11.623051	$115,448	1.5%	15.04%	0.00%
Oncore & Firstar Oncore Value	6,857	$12.092388	$82,920	0.9%	15.72%	0.00%
Oncore & Firstar Oncore Premier	50,453	$11.699730	$590,289	1.4%	15.15%	0.00%
Oncore & Firstar Oncore Xtra	38,234	$11.699730	$447,330	1.4%	15.15%	0.00%

	120,196		$1,436,096

2003
Top I	617	$11.752588	$7,252	1.1%	36.89%	0.11%
Top Tradition	9,480	$11.752588	$111,412	1.1%	36.89%	0.12%
Top Plus	7,179	$11.849948	$85,067	0.9%	37.16%	0.10%
Top Explorer	3,416	$11.656107	$39,817	1.3%	36.62%	0.12%
Oncore & Firstar Oncore Flex	10,577	$10.103864	$106,864	1.5%	36.35%	0.11%
Oncore & Firstar Oncore Value	8,927	$10.449547	$93,284	0.9%	37.16%	0.12%
Oncore & Firstar Oncore Premier	72,909	$10.160486	$740,795	1.4%	36.49%	0.10%
Oncore & Firstar Oncore Xtra	42,608	$10.160486	$432,918	1.4%	36.49%	0.10%

	155,713		$1,617,409

2002
Top I	618	$8.585353	$5,303	1.1%	-24.00%	0.46%
Top Tradition	9,258	$8.585353	$79,486	1.1%	-24.00%	0.37%
Top Plus	8,155	$8.639387	$70,457	0.9%	-23.85%	0.44%
Top Explorer	2,955	$8.531704	$25,214	1.3%	-24.15%	0.10%
Oncore & Firstar Oncore Flex	10,619	$7.410125	$78,686	1.5%	-24.30%	0.46%
Oncore & Firstar Oncore Value	8,108	$7.618396	$61,770	0.9%	-23.85%	0.43%
Oncore & Firstar Oncore Premier	85,631	$7.444322	$637,464	1.4%	-24.22%	0.37%
Oncore & Firstar Oncore Xtra	52,316	$7.444322	$389,456	1.4%	-24.22%	0.37%

	177,660		$1,347,836

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Wells Fargo Advantage Variable Trust Funds (note 4): (continued)
Discovery Subaccount
2006
Top I	2,230	$8.852076	$19,741	1.1%	13.40%	0.00%
Top Tradition	87,808	$8.852076	$777,279	1.1%	13.40%	0.00%
Top Plus	11,293	$8.978672	$101,400	0.9%	13.62%	0.00%
Investar Vision & Top Spectrum	3,222	$14.488069	$46,676	1.4%	13.07%	0.00%
Top Explorer	55,271	$8.727454	$482,373	1.3%	13.18%	0.00%
Oncore & Firstar Oncore Flex	12,397	$14.364727	$178,084	1.5%	12.95%	0.00%
Oncore & Firstar Oncore Value	103,607	$15.122863	$1,566,830	0.9%	13.62%	0.00%
Oncore & Firstar Oncore Premier	487,060	$14.488069	$7,056,575	1.4%	13.07%	0.00%
Oncore & Firstar Oncore Xtra	345,829	$14.488069	$5,010,395	1.4%	13.07%	0.00%
Oncore & Firstar Oncore Lite	22,948	$14.488069	$332,468	1.4%	13.07%	0.00%

	1,131,665		$15,571,821

2005
Top I	2,472	$7.806074	$19,297	1.1%	14.91%	0.00%	4/8/05
Top Tradition	93,265	$7.806074	$728,035	1.1%	14.91%	0.00%	4/8/05
Top Plus	11,311	$7.902076	$89,378	0.9%	15.08%	0.00%	4/8/05
Investar Vision & Top Spectrum	5,091	$12.813905	$65,238	1.4%	14.67%	0.00%	4/8/05
Top Explorer	69,987	$7.711352	$539,698	1.3%	14.75%	0.00%	4/8/05
Oncore & Firstar Oncore Flex	15,286	$12.717314	$194,393	1.5%	14.58%	0.00%	4/8/05
Oncore & Firstar Oncore Value	198,475	$13.309549	$2,641,610	0.9%	15.08%	0.00%	4/8/05
Oncore & Firstar Oncore Premier	667,544	$12.813905	$8,553,847	1.4%	14.67%	0.00%	4/8/05
Oncore & Firstar Oncore Xtra	412,846	$12.813905	$5,290,164	1.4%	14.67%	0.00%	4/8/05
Oncore & Firstar Oncore Lite	26,572	$12.813905	$340,489	1.4%	14.67%	0.00%	4/8/05

	1,502,849		$18,462,149

Strong Variable Insurance Funds, Inc. (note 4):
Mid-Cap Growth II Subaccount
2004
Top I	2,702	$7.200348	$19,454	1.1%	17.86%	0.00%
Top Tradition	114,311	$7.200348	$823,079	1.1%	17.86%	0.00%
Top Plus	13,515	$7.274512	$98,313	0.9%	18.09%	0.00%
Investar Vision & Top Spectrum	9,754	$11.854554	$115,629	1.4%	17.51%	0.00%
Top Explorer	86,079	$7.127003	$613,486	1.3%	17.62%	0.00%
Oncore & Firstar Oncore Flex	21,336	$11.776774	$251,275	1.5%	17.39%	0.00%
Oncore & Firstar Oncore Value	238,314	$12.252554	$2,919,953	0.9%	18.09%	0.00%
Oncore & Firstar Oncore Premier	803,840	$11.854554	$9,529,168	1.4%	17.51%	0.00%
Oncore & Firstar Oncore Xtra	484,841	$11.854554	$5,747,576	1.4%	17.51%	0.00%
Oncore & Firstar Oncore Lite	70,268	$11.854554	$832,997	1.4%	17.51%	0.00%

	1,844,960		$20,950,930

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Strong Variable Insurance Funds, Inc. (note 4): (continued)
Mid-Cap Growth II Subaccount (continued)
2003
Top I	2,834	$6.109458	$17,317	1.1%	32.75%	0.00%
Top Tradition	136,978	$6.109458	$836,859	1.1%	32.75%	0.00%
Top Plus	24,446	$6.160144	$150,593	0.9%	33.02%	0.00%
Investar Vision & Top Spectrum	9,422	$10.088450	$95,057	1.4%	32.36%	0.00%
Top Explorer	110,618	$6.059228	$670,262	1.3%	32.49%	0.00%
Oncore & Firstar Oncore Flex	28,993	$10.032151	$290,858	1.5%	32.23%	0.00%
Oncore & Firstar Oncore Value	284,194	$10.375611	$2,948,686	0.9%	33.02%	0.00%
Oncore & Firstar Oncore Premier	991,015	$10.088450	$9,997,796	1.4%	32.36%	0.00%
Oncore & Firstar Oncore Xtra	590,657	$10.088450	$5,958,818	1.4%	32.36%	0.00%
Oncore & Firstar Oncore Lite	139,017	$10.088450	$1,402,464	1.4%	32.36%	0.00%

	2,318,174		$22,368,710

2002
Top I	1,699	$4.602057	$7,819	1.1%	-38.23%	0.00%
Top Tradition	131,912	$4.602057	$607,065	1.1%	-38.23%	0.00%
Top Plus	32,322	$4.631070	$149,685	0.9%	-38.10%	0.00%
Investar Vision & Top Spectrum	9,488	$7.621828	$72,317	1.4%	-38.41%	0.00%
Top Explorer	114,697	$4.573237	$524,538	1.3%	-38.35%	0.00%
Oncore & Firstar Oncore Flex	46,933	$7.586758	$356,067	1.5%	-38.47%	0.00%
Oncore & Firstar Oncore Value	303,965	$7.800175	$2,370,983	0.9%	-38.10%	0.00%
Oncore & Firstar Oncore Premier	1,100,189	$7.621828	$8,385,453	1.4%	-38.41%	0.00%
Oncore & Firstar Oncore Xtra	626,229	$7.621828	$4,773,008	1.4%	-38.41%	0.00%
Oncore & Firstar Oncore Lite	130,895	$7.621828	$997,660	1.4%	-38.41%	0.00%

	2,498,329		$18,244,595

Van Kampen Universal Institutional Funds — Class I:
Core Plus Fixed Income Subaccount
2006
Oncore Flex	8,998	$14.031191	$126,254	1.5%	2.20%	4.00%
Oncore & Firstar Oncore Value	17,925	$14.771299	$264,778	0.9%	2.81%	3.91%
Oncore & Firstar Oncore Premier	115,939	$14.151586	$1,640,718	1.4%	2.30%	3.94%
Oncore & Firstar Oncore Xtra	57,050	$14.151586	$807,347	1.4%	2.30%	3.94%

	199,912		$2,839,097

2005
Oncore Flex	8,349	$13.728861	$114,626	1.5%	2.68%	2.37%
Oncore & Firstar Oncore Value	29,160	$14.367804	$418,971	0.9%	3.29%	3.20%
Oncore & Firstar Oncore Premier	150,167	$13.833055	$2,077,274	1.4%	2.78%	3.54%
Oncore & Firstar Oncore Xtra	60,855	$13.833055	$841,801	1.4%	2.78%	3.54%

	248,531		$3,452,672

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Van Kampen Universal Institutional Funds — Class I: (continued)
Core Plus Fixed Income Subaccount (continued)
2004
Oncore Flex	22,850	$13.370815	$305,526	1.5%	2.82%	3.77%
Oncore & Firstar Oncore Value	29,175	$13.910580	$405,846	0.9%	3.43%	3.83%
Oncore & Firstar Oncore Premier	225,980	$13.459054	$3,041,468	1.4%	2.92%	3.81%
Oncore & Firstar Oncore Xtra	52,236	$13.459054	$703,047	1.4%	2.92%	3.81%

	330,241		$4,455,887

2003
Oncore Flex	24,259	$13.004005	$315,465	1.5%	3.09%	0.06%
Oncore & Firstar Oncore Value	32,204	$13.448755	$433,100	0.9%	3.71%	0.06%
Oncore & Firstar Oncore Premier	251,670	$13.076897	$3,291,073	1.4%	3.19%	0.06%
Oncore Xtra	50,161	$13.076897	$655,949	1.4%	3.19%	0.06%

	358,294		$4,695,587

2002
Oncore Flex	27,114	$12.614010	$342,013	1.5%	5.74%	3.57%
Oncore & Firstar Oncore Value	42,121	$12.968279	$546,239	0.9%	6.37%	3.36%
Oncore & Firstar Oncore Premier	284,568	$12.672219	$3,606,106	1.4%	5.84%	3.42%
Oncore & Firstar Oncore Xtra	3,142	$12.672219	$39,820	1.4%	5.84%	3.42%

	356,945		$4,534,178

U.S. Real Estate Subaccount
2006
Top I	3,701	$40.127029	$148,492	1.1%	36.55%	0.79%
Top Tradition	55,869	$40.127029	$2,241,851	1.1%	36.55%	1.12%
Top Plus	21,274	$40.699934	$865,841	0.9%	36.82%	1.10%
Investar Vision & Top Spectrum	6,690	$33.652510	$225,142	1.4%	36.15%	1.27%
Top Explorer	25,498	$39.563131	$1,008,772	1.3%	36.28%	1.12%
Oncore & Firstar Oncore Flex	7,278	$33.366495	$242,845	1.5%	36.01%	1.16%
Oncore & Firstar Oncore Value	64,971	$35.125765	$2,282,162	0.9%	36.82%	1.08%
Oncore & Firstar Oncore Premier	112,572	$33.652510	$3,788,352	1.4%	36.15%	1.08%
Oncore & Firstar Oncore Xtra	266,316	$33.652510	$8,962,185	1.4%	36.15%	1.08%

	564,169		$19,765,642

2005
Top I	2,072	$29.386693	$60,886	1.1%	15.78%	0.79%
Top Tradition	47,166	$29.386693	$1,386,054	1.1%	15.78%	1.17%
Top Plus	21,233	$29.747497	$631,626	0.9%	16.01%	1.16%
Investar Vision & Top Spectrum	3,390	$24.717979	$83,784	1.4%	15.44%	1.19%
Top Explorer	23,831	$29.030792	$691,839	1.3%	15.55%	1.17%
Oncore & Firstar Oncore Flex	7,392	$24.531963	$181,331	1.5%	15.33%	0.96%
Oncore & Firstar Oncore Value	65,805	$25.673351	$1,689,442	0.9%	16.01%	1.18%
Oncore & Firstar Oncore Premier	121,775	$24.717979	$3,010,034	1.4%	15.44%	1.19%
Oncore & Firstar Oncore Xtra	232,734	$24.717979	$5,752,735	1.4%	15.44%	1.19%

	525,398		$13,487,731

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Van Kampen Universal Institutional Funds — Class I: (continued)
U.S. Real Estate Subaccount (continued)
2004
Top I	7,435	$25.381114	$188,715	1.1%	34.91%	1.15%
Top Tradition	33,230	$25.381114	$843,421	1.1%	34.91%	1.56%
Top Plus	14,291	$25.642046	$366,459	0.9%	35.18%	1.56%
Investar Vision & Top Spectrum	5,660	$21.411919	$121,195	1.4%	34.51%	1.60%
Top Explorer	20,125	$25.123131	$505,595	1.3%	34.64%	1.45%
Oncore & Firstar Oncore Flex	5,499	$21.271668	$116,963	1.5%	34.37%	1.73%
Oncore & Firstar Oncore Value	46,568	$22.130175	$1,030,562	0.9%	35.18%	1.70%
Oncore & Firstar Oncore Premier	105,473	$21.411919	$2,258,371	1.4%	34.51%	1.60%
Oncore & Firstar Oncore Xtra	186,966	$21.411919	$4,003,292	1.4%	34.51%	1.60%

	425,247		$9,434,573

2003
Top I	1,089	$18.813690	$20,481	1.1%	36.02%	0.00%
Top Tradition	22,541	$18.813690	$424,077	1.1%	36.02%	0.00%
Top Plus	12,211	$18.969437	$231,635	0.9%	36.29%	0.00%
Top Spectrum	771	$15.918756	$12,279	1.4%	35.61%	0.00%
Top Explorer	13,271	$18.659388	$247,624	1.3%	35.75%	0.00%
Oncore & Firstar Oncore Flex	6,045	$15.830110	$95,694	1.5%	35.48%	0.00%
Oncore & Firstar Oncore Value	31,222	$16.371443	$511,144	0.9%	36.29%	0.00%
Oncore & Firstar Oncore Premier	65,997	$15.918756	$1,050,609	1.4%	35.61%	0.00%
Oncore & Firstar Oncore Xtra	64,769	$15.918756	$1,031,037	1.4%	35.61%	0.00%

	217,916		$3,624,580

2002
Top I	1,779	$13.831866	$24,607	1.1%	-1.87%	9.58%
Top Tradition	15,072	$13.831866	$208,477	1.1%	-1.87%	3.09%
Top Plus	1,996	$13.918838	$27,778	0.9%	-1.67%	3.77%
Top Spectrum	391	$11.738222	$4,594	1.4%	-2.16%	23.74%
Top Explorer	2,402	$13.745536	$33,011	1.3%	-2.06%	1.99%
Oncore & Firstar Oncore Flex	4,405	$11.684341	$51,468	1.5%	-2.25%	3.02%
Oncore & Firstar Oncore Value	12,813	$12.012559	$153,920	0.9%	-1.67%	2.80%
Oncore & Firstar Oncore Premier	45,545	$11.738222	$534,621	1.4%	-2.16%	23.74%
Oncore Xtra	1,277,332	$11.738222	$14,993,603	1.4%	-2.16%	23.74%

	1,361,735		$16,032,079

Value Subaccount
2006
Oncore Flex	2,071	$14.723179	$30,495	1.5%	15.17%	1.74%
Oncore Value	4,706	$15.499710	$72,943	0.9%	15.85%	1.63%
Oncore & Firstar Oncore Premier	35,333	$14.849503	$524,680	1.4%	15.28%	1.75%
Oncore Xtra	8,583	$14.849503	$127,446	1.4%	15.28%	1.75%

	50,693		$755,564

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Van Kampen Universal Institutional Funds — Class I: (continued)
Value Subaccount (continued)
2005
Oncore Flex	2,090	$12.784100	$26,717	1.5%	3.02%	1.32%
Oncore Value	7,853	$13.379018	$105,064	0.9%	3.63%	1.36%
Oncore & Firstar Oncore Premier	43,346	$12.881115	$558,345	1.4%	3.12%	1.43%
Oncore Xtra	9,122	$12.881115	$117,511	1.4%	3.12%	1.43%

	62,411		$807,637

2004
Oncore Flex	2,151	$12.409098	$26,694	1.5%	16.09%	1.07%
Oncore Value	9,265	$12.910013	$119,605	0.9%	16.78%	1.19%
Oncore & Firstar Oncore Premier	67,253	$12.490986	$840,064	1.4%	16.20%	0.98%
Oncore Xtra	9,929	$12.490986	$124,018	1.4%	16.20%	0.98%

	88,598		$1,110,381

2003
Oncore Flex	3,746	$10.689314	$40,040	1.5%	32.10%	0.00%
Oncore Value	10,715	$11.054926	$118,456	0.9%	32.88%	0.00%
Oncore & Firstar Oncore Premier	69,251	$10.749233	$744,395	1.4%	32.23%	0.00%
Oncore Xtra	10,177	$10.749233	$109,394	1.4%	32.23%	0.00%

	93,889		$1,012,285

2002
Oncore Flex	3,716	$8.091822	$30,069	1.5%	-23.31%	0.82%
Oncore Value	8,393	$8.319174	$69,823	0.9%	-22.85%	0.58%
Oncore & Firstar Oncore Premier	74,364	$8.129174	$604,520	1.4%	-23.23%	0.92%
Oncore Xtra	14,377	$8.129174	$116,874	1.4%	-23.23%	0.92%

	100,850		$821,286

Emerging Markets Debt Subaccount
2006
Oncore & Firstar Oncore Premier	6,672	$18.239902	$121,684	1.4%	9.28%	8.89%
Oncore Xtra	1,207	$18.239902	$22,024	1.4%	9.28%	8.89%

	7,879		$143,708

2005
Oncore & Firstar Oncore Value	1,839	$17.336039	$31,873	0.9%	11.25%	8.20%
Oncore & Firstar Oncore Premier	9,624	$16.690775	$160,631	1.4%	10.71%	7.75%
Oncore Xtra	1,308	$16.690775	$21,843	1.4%	10.71%	7.75%

	12,771		$214,347

2004
Oncore & Firstar Oncore Value	2,238	$15.582645	$34,870	0.9%	9.08%	10.57%
Oncore & Firstar Oncore Premier	9,807	$15.076787	$147,857	1.4%	8.54%	6.88%
Oncore Xtra	1,317	$15.076787	$19,863	1.4%	8.54%	6.88%

	13,362		$202,590

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class I: (continued)
Emerging Markets Debt Subaccount (continued)
2003
Oncore & Firstar Oncore Value	527	$14.285833	$7,535	0.9%	26.72%	0.00%
Oncore & Firstar Oncore Premier	11,156	$13.890773	$154,958	1.4%	26.10%	0.00%
Oncore Xtra	1,426	$13.890773	$19,804	1.4%	26.10%	0.00%

	13,109		$182,297

2002
Oncore & Firstar Oncore Value	4,551	$11.273140	$51,308	0.9%	8.25%	6.62%
Oncore & Firstar Oncore Premier	11,716	$11.015680	$129,059	1.4%	7.71%	7.28%
Oncore Xtra	2,122	$11.015680	$23,373	1.4%	7.71%	7.28%

	18,389		$203,740

Goldman Sachs Variable Insurance Trust:
Growth & Income Subaccount
2006
Top I	1,532	$14.033192	$21,493	1.1%	21.30%	1.24%
Top Tradition	41,091	$14.033192	$576,640	1.1%	21.30%	2.00%
Top Plus	16,084	$14.233629	$228,927	0.9%	21.54%	2.56%
Investar Vision & Top Spectrum	9,002	$12.038372	$108,372	1.4%	20.94%	1.49%
Top Explorer	42,734	$13.835818	$591,254	1.3%	21.06%	2.01%
Oncore & Firstar Oncore Flex	53,116	$11.935977	$633,986	1.5%	20.82%	2.59%
Oncore & Firstar Oncore Value	1,957,580	$12.565600	$24,598,171	0.9%	21.54%	2.31%
Oncore & Firstar Oncore Premier	2,627,414	$12.038372	$31,629,793	1.4%	20.94%	2.28%
Oncore & Firstar Oncore Xtra	2,336,040	$12.038372	$28,122,121	1.4%	20.94%	2.28%
Oncore & Firstar Oncore Lite	4,505,669	$12.038372	$54,240,924	1.4%	20.94%	2.28%
Oncore Ultra	130,012	$12.038372	$1,565,133	1.4%	10.60%	2.28%	8/7/06

	11,720,274		$142,316,814

2005
Top I	2,285	$11.568970	$26,440	1.1%	2.80%	1.46%
Top Tradition	30,489	$11.568970	$352,722	1.1%	2.80%	1.96%
Top Plus	6,965	$11.711069	$81,563	0.9%	3.00%	2.13%
Investar Vision & Top Spectrum	14,087	$9.953801	$140,217	1.4%	2.50%	2.29%
Top Explorer	39,972	$11.428733	$456,830	1.3%	2.60%	1.77%
Oncore & Firstar Oncore Flex	33,261	$9.878831	$328,581	1.5%	2.40%	1.70%
Oncore & Firstar Oncore Value	1,006,064	$10.338651	$10,401,340	0.9%	3.00%	2.64%
Oncore & Firstar Oncore Premier	1,611,015	$9.953801	$16,035,723	1.4%	2.50%	2.29%
Oncore & Firstar Oncore Xtra	1,431,110	$9.953801	$14,244,987	1.4%	2.50%	2.29%
Oncore & Firstar Oncore Lite	2,219,378	$9.953801	$22,091,250	1.4%	2.50%	2.29%

	6,394,626		$64,159,653

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Goldman Sachs Variable Insurance Trust: (continued)
Growth & Income Subaccount (continued)
2004
Top I	5,276	$11.253743	$59,379	1.1%	17.50%	2.46%
Top Tradition	24,067	$11.253743	$270,844	1.1%	17.50%	2.11%
Top Plus	5,020	$11.369495	$57,075	0.9%	17.74%	1.90%
Investar Vision & Top Spectrum	15,520	$9.711236	$150,722	1.4%	17.15%	2.46%
Top Explorer	24,222	$11.139244	$269,815	1.3%	17.27%	1.84%
Oncore & Firstar Oncore Flex	31,595	$9.647559	$304,818	1.5%	17.04%	1.88%
Oncore & Firstar Oncore Value	266,214	$10.037103	$2,672,022	0.9%	17.74%	2.84%
Oncore & Firstar Oncore Premier	738,836	$9.711236	$7,174,996	1.4%	17.15%	2.46%
Oncore & Firstar Oncore Xtra	723,459	$9.711236	$7,025,682	1.4%	17.15%	2.46%
Oncore & Firstar Oncore Lite	675,997	$9.711236	$6,564,765	1.4%	17.15%	2.46%

	2,510,206		$24,550,118

2003
Top I	1,417	$9.577460	$13,574	1.1%	23.01%	1.36%
Top Tradition	19,436	$9.577460	$186,143	1.1%	23.01%	1.47%
Top Plus	1,774	$9.656808	$17,131	0.9%	23.25%	1.73%
Top Spectrum	935	$8.289314	$7,749	1.4%	22.64%	1.56%
Top Explorer	19,586	$9.498828	$186,046	1.3%	22.77%	1.31%
Oncore Flex	22,040	$8.243099	$181,675	1.5%	22.52%	0.90%
Oncore & Firstar Oncore Value	97,467	$8.525128	$830,919	0.9%	23.25%	1.47%
Oncore & Firstar Oncore Premier	313,813	$8.289314	$2,601,299	1.4%	22.64%	1.56%
Oncore & Firstar Oncore Xtra	365,089	$8.289314	$3,026,337	1.4%	22.64%	1.56%
Oncore & Firstar Oncore Lite	260,913	$8.289314	$2,162,791	1.4%	22.64%	1.56%

	1,102,470		$9,213,664

2002
Top I	1,418	$7.786048	$11,042	1.1%	-12.30%	1.51%
Top Tradition	16,086	$7.786048	$125,246	1.1%	-12.30%	1.37%
Top Plus	1,512	$7.835039	$11,847	0.9%	-12.13%	1.28%
Top Explorer	19,154	$7.737388	$148,199	1.3%	-12.48%	1.78%
Oncore Flex	50,672	$6.727773	$340,910	1.5%	-12.65%	1.56%
Oncore & Firstar Oncore Value	83,623	$6.916855	$578,409	0.9%	-12.13%	1.57%
Oncore & Firstar Oncore Premier	310,061	$6.758832	$2,095,651	1.4%	-12.56%	1.57%
Oncore & Firstar Oncore Xtra	295,724	$6.758832	$1,998,748	1.4%	-12.56%	1.57%
Oncore & Firstar Oncore Lite	101,941	$6.758832	$689,001	1.4%	-12.56%	1.57%

	880,191		$5,999,053

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Goldman Sachs Variable Insurance Trust: (continued)
Structured U.S. Equity Subaccount
2006
Top Tradition	16,827	$11.256540	$189,418	1.1%	11.67%	1.12%
Top Plus	1,875	$11.417334	$21,405	0.9%	11.89%	1.03%
Investar Vision	1,899	$12.600550	$23,934	1.4%	11.34%	1.21%
Top Explorer	7,851	$11.098233	$87,133	1.3%	11.45%	0.90%
Oncore & Firstar Oncore Flex	30,092	$12.493365	$375,946	1.5%	11.23%	1.15%
Oncore & Firstar Oncore Value	925,628	$13.152376	$12,174,203	0.9%	11.89%	1.27%
Oncore & Firstar Oncore Premier	1,364,557	$12.600550	$17,194,178	1.4%	11.34%	1.20%
Oncore & Firstar Oncore Xtra	1,032,253	$12.600550	$13,006,955	1.4%	11.34%	1.20%
Oncore & Firstar Oncore Lite	1,764,736	$12.600550	$22,236,639	1.4%	11.34%	1.20%
Oncore Ultra	887	$12.600550	$11,179	1.4%	8.47%	1.20%	8/7/06

	5,146,605		$65,320,990

2005
Top Tradition	17,758	$10.080590	$179,009	1.1%	5.36%	0.70%
Top Plus	3,357	$10.204411	$34,253	0.9%	5.56%	0.73%
Investar Vision & Top Spectrum	1,462	$11.317571	$16,551	1.4%	5.04%	1.08%
Top Explorer	13,197	$9.958408	$131,423	1.3%	5.15%	0.83%
Oncore & Firstar Oncore Flex	26,434	$11.232325	$296,919	1.5%	4.94%	0.83%
Oncore & Firstar Oncore Value	593,339	$11.755126	$6,974,771	0.9%	5.56%	1.26%
Oncore & Firstar Oncore Premier	1,100,532	$11.317571	$12,455,351	1.4%	5.04%	1.08%
Oncore & Firstar Oncore Xtra	808,383	$11.317571	$9,148,934	1.4%	5.04%	1.08%
Oncore & Firstar Oncore Lite	1,186,712	$11.317571	$13,430,692	1.4%	5.04%	1.08%

	3,751,174		$42,667,903

2004
Top I	1,395	$9.568193	$13,347	1.1%	13.69%	0.93%
Top Tradition	21,559	$9.568193	$206,284	1.1%	13.69%	1.24%
Top Plus	4,797	$9.666608	$46,371	0.9%	13.91%	1.13%
Top Spectrum	6	$10.774073	$68	1.4%	13.35%	1.21%
Top Explorer	14,453	$9.470844	$136,880	1.3%	13.46%	0.93%
Oncore & Firstar Oncore Flex	25,784	$10.703431	$275,980	1.5%	13.24%	0.99%
Oncore & Firstar Oncore Value	143,000	$11.135594	$1,592,385	0.9%	13.91%	1.12%
Oncore & Firstar Oncore Premier	522,966	$10.774073	$5,634,477	1.4%	13.35%	1.21%
Oncore & Firstar Oncore Xtra	420,443	$10.774073	$4,529,880	1.4%	13.35%	1.21%
Oncore & Firstar Oncore Lite	256,285	$10.774073	$2,761,233	1.4%	13.35%	1.21%

	1,410,688		$15,196,905

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Goldman Sachs Variable Insurance Trust: (continued)
Structured U.S. Equity Subaccount (continued)
2003
Top Tradition	18,201	$8.416223	$153,181	1.1%	28.07%	0.76%
Top Plus	4,818	$8.485938	$40,884	0.9%	28.32%	1.15%
Investar Vision & Top Spectrum	2,232	$9.505131	$21,213	1.4%	27.69%	0.94%
Top Explorer	18,179	$8.347120	$151,744	1.3%	27.81%	0.71%
Oncore & Firstar Oncore Flex	33,028	$9.452134	$312,184	1.5%	27.56%	0.73%
Oncore & Firstar Oncore Value	120,665	$9.775513	$1,179,564	0.9%	28.32%	0.90%
Oncore & Firstar Oncore Premier	417,384	$9.505131	$3,967,287	1.4%	27.69%	0.94%
Oncore & Firstar Oncore Xtra	317,336	$9.505131	$3,016,325	1.4%	27.69%	0.94%
Oncore & Firstar Oncore Lite	107,031	$9.505131	$1,017,347	1.4%	27.69%	0.94%

	1,038,874		$9,859,729

2002
Top Tradition	14,974	$6.571707	$98,405	1.1%	-22.75%	0.66%
Top Plus	2,145	$6.613061	$14,188	0.9%	-22.59%	0.41%
Investar Vision & Top Spectrum	11,603	$7.443985	$86,373	1.4%	-22.97%	0.54%
Top Explorer	18,931	$6.530631	$123,628	1.3%	-22.90%	0.51%
Oncore & Firstar Oncore Flex	38,034	$7.409765	$281,822	1.5%	-23.05%	0.50%
Oncore & Firstar Oncore Value	101,320	$7.618013	$771,854	0.9%	-22.59%	0.59%
Oncore & Firstar Oncore Premier	385,471	$7.443985	$2,869,442	1.4%	-22.97%	0.54%
Oncore & Firstar Oncore Xtra	210,179	$7.443985	$1,564,568	1.4%	-22.97%	0.54%
Oncore Lite	19,240	$7.443985	$143,226	1.4%	-22.97%	0.54%

	801,897		$5,953,506

Capital Growth Subaccount
2006
Top Tradition	17,496	$9.303136	$162,768	1.1%	7.38%	0.13%
Top Plus	2,417	$9.436066	$22,811	0.9%	7.59%	0.12%
Investar Vision & Top Spectrum	8,736	$11.837536	$103,407	1.4%	7.06%	0.10%
Top Explorer	15,774	$9.172218	$144,686	1.3%	7.17%	0.14%
Oncore Flex	4,876	$11.339819	$55,297	1.5%	6.96%	0.10%
Oncore & Firstar Oncore Value	185,627	$11.938074	$2,216,026	0.9%	7.59%	0.13%
Oncore & Firstar Oncore Premier	360,092	$11.437055	$4,118,380	1.4%	7.06%	0.13%
Oncore & Firstar Oncore Xtra	338,667	$11.437055	$3,873,355	1.4%	7.06%	0.13%
Oncore & Firstar Oncore Lite	387,889	$11.437055	$4,436,311	1.4%	7.06%	0.13%
Oncore Ultra	3,745	$11.437055	$42,830	1.4%	10.24%	0.13%	8/7/06

	1,325,319		$15,175,871

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Goldman Sachs Variable Insurance Trust: (continued)
Capital Growth Subaccount (continued)
2005
Top I	49	$8.663631	$429	1.1%	1.82%	0.15%
Top Tradition	16,732	$8.663631	$144,957	1.1%	1.82%	0.15%
Top Plus	2,973	$8.770072	$26,072	0.9%	2.03%	0.15%
Investar Vision & Top Spectrum	13,742	$11.056445	$151,942	1.4%	1.52%	0.15%
Top Explorer	11,307	$8.558562	$96,768	1.3%	1.62%	0.15%
Oncore & Firstar Oncore Flex	9,365	$10.601986	$99,285	1.5%	1.42%	0.13%
Oncore & Firstar Oncore Value	175,524	$11.095490	$1,947,523	0.9%	2.03%	0.15%
Oncore & Firstar Oncore Premier	398,513	$10.682403	$4,257,080	1.4%	1.52%	0.15%
Oncore & Firstar Oncore Xtra	352,790	$10.682403	$3,768,645	1.4%	1.52%	0.15%
Oncore & Firstar Oncore Lite	340,851	$10.682403	$3,641,113	1.4%	1.52%	0.15%

	1,321,846		$14,133,814

2004
Top I	58	$8.508390	$495	1.1%	7.90%	0.60%
Top Tradition	17,062	$8.508390	$145,168	1.1%	7.90%	0.63%
Top Plus	2,591	$8.595928	$22,275	0.9%	8.11%	0.66%
Investar Vision & Top Spectrum	13,942	$10.890456	$151,832	1.4%	7.58%	0.55%
Top Explorer	12,326	$8.421774	$103,805	1.3%	7.68%	0.60%
Oncore & Firstar Oncore Flex	13,111	$10.453079	$137,047	1.5%	7.47%	0.72%
Oncore & Firstar Oncore Value	174,593	$10.875163	$1,898,728	0.9%	8.11%	1.21%
Oncore & Firstar Oncore Premier	416,483	$10.522029	$4,382,251	1.4%	7.58%	1.11%
Oncore & Firstar Oncore Xtra	386,602	$10.522029	$4,067,839	1.4%	7.58%	1.11%
Oncore & Firstar Oncore Lite	341,142	$10.522029	$3,589,506	1.4%	7.58%	1.11%

	1,377,910		$14,498,946

2003
Top I	73	$7.885625	$576	1.1%	22.39%	0.14%
Top Tradition	22,684	$7.885625	$178,874	1.1%	22.39%	0.28%
Top Plus	3,825	$7.950961	$30,413	0.9%	22.63%	0.25%
Investar Vision & Top Spectrum	27,886	$10.123381	$282,304	1.4%	22.03%	0.26%
Top Explorer	17,352	$7.820835	$135,704	1.3%	22.15%	0.25%
Oncore Flex	12,960	$9.726410	$126,053	1.5%	21.91%	0.27%
Oncore & Firstar Oncore Value	64,973	$10.059169	$653,577	0.9%	22.63%	0.26%
Oncore & Firstar Oncore Premier	232,062	$9.780917	$2,269,777	1.4%	22.03%	0.29%
Oncore & Firstar Oncore Xtra	195,821	$9.780917	$1,915,308	1.4%	22.03%	0.29%
Oncore & Firstar Oncore Lite	81,341	$9.780917	$795,593	1.4%	22.03%	0.29%

	658,977		$6,388,179

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Goldman Sachs Variable Insurance Trust: (continued)
Capital Growth Subaccount (continued)
2002
Top I	89	$6.442916	$571	1.1%	-25.16%	0.03%
Top Tradition	20,955	$6.442916	$135,014	1.1%	-25.16%	0.20%
Top Plus	5,440	$6.483475	$35,270	0.9%	-25.01%	0.16%
Investar Vision & Top Spectrum	30,917	$8.295824	$256,479	1.4%	-25.38%	0.14%
Top Explorer	26,820	$6.402630	$171,721	1.3%	-25.30%	0.32%
Oncore & Firstar Oncore Flex	17,297	$7.978356	$138,003	1.5%	-25.45%	0.19%
Oncore & Firstar Oncore Value	68,203	$8.202587	$559,439	0.9%	-25.01%	0.19%
Oncore & Firstar Oncore Premier	252,183	$8.015187	$2,021,293	1.4%	-25.38%	0.18%
Oncore & Firstar Oncore Xtra	173,153	$8.015187	$1,387,856	1.4%	-25.38%	0.18%
Oncore Lite	40,034	$8.015187	$320,881	1.4%	-25.38%	0.18%

	635,091		$5,026,527

Lazard Retirement Series, Inc.:
Emerging Markets Subaccount
2006
Top I	2,956	$28.476888	$84,181	1.1%	28.54%	0.27%
Top Tradition	67,867	$28.476888	$1,932,630	1.1%	28.54%	0.49%
Top Plus	25,045	$28.883706	$723,384	0.9%	28.79%	0.45%
Investar Vision & Top Spectrum	8,469	$25.595623	$216,780	1.4%	28.16%	0.45%
Top Explorer	80,129	$28.076418	$2,249,734	1.3%	28.28%	0.46%
Oncore & Firstar Oncore Flex	32,365	$25.407056	$822,293	1.5%	28.03%	0.41%
Oncore & Firstar Oncore Value	440,423	$26.562868	$11,698,898	0.9%	28.79%	0.50%
Oncore & Firstar Oncore Premier	611,683	$25.595623	$15,656,441	1.4%	28.16%	0.49%
Oncore & Firstar Oncore Xtra	604,652	$25.595623	$15,476,434	1.4%	28.16%	0.49%
Oncore & Firstar Oncore Lite	905,939	$25.595623	$23,188,064	1.4%	28.16%	0.49%
Oncore Ultra	11,152	$25.595623	$285,447	1.4%	20.22%	0.49%	8/7/06

	2,790,680		$72,334,286

2005
Top I	7,746	$22.154733	$171,610	1.1%	39.25%	0.31%
Top Tradition	55,759	$22.154733	$1,235,323	1.1%	39.25%	0.35%
Top Plus	26,504	$22.426883	$594,400	0.9%	39.52%	0.37%
Investar Vision & Top Spectrum	11,475	$19.972051	$229,179	1.4%	38.84%	0.32%
Top Explorer	79,402	$21.886225	$1,737,812	1.3%	38.98%	0.32%
Oncore & Firstar Oncore Flex	35,311	$19.844405	$700,717	1.5%	38.70%	0.32%
Oncore & Firstar Oncore Value	314,166	$20.624860	$6,479,623	0.9%	39.52%	0.35%
Oncore & Firstar Oncore Premier	446,998	$19.972051	$8,927,462	1.4%	38.84%	0.32%
Oncore & Firstar Oncore Xtra	499,600	$19.972051	$9,978,043	1.4%	38.84%	0.32%
Oncore & Firstar Oncore Lite	550,527	$19.972051	$10,995,178	1.4%	38.84%	0.32%

	2,027,488		$41,049,347

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Lazard Retirement Series, Inc.: (continued)
Emerging Markets Subaccount (continued)
2004
Top I	2,677	$15.910050	$42,589	1.1%	29.16%	0.49%
Top Tradition	32,890	$15.910050	$523,281	1.1%	29.16%	0.70%
Top Plus	17,239	$16.073745	$277,101	0.9%	29.42%	0.71%
Investar Vision & Top Spectrum	12,143	$14.384975	$174,674	1.4%	28.78%	0.78%
Top Explorer	67,157	$15.748173	$1,057,603	1.3%	28.91%	0.66%
Oncore & Firstar Oncore Flex	16,447	$14.307077	$235,307	1.5%	28.65%	0.69%
Oncore & Firstar Oncore Value	118,442	$14.782215	$1,750,831	0.9%	29.42%	0.64%
Oncore & Firstar Oncore Premier	208,062	$14.384975	$2,992,974	1.4%	28.78%	0.78%
Oncore & Firstar Oncore Xtra	184,797	$14.384975	$2,658,294	1.4%	28.78%	0.78%
Oncore & Firstar Oncore Lite	271,393	$14.384975	$3,903,978	1.4%	28.78%	0.78%

	931,247		$13,616,632

2003
Top Tradition	28,285	$12.317740	$348,406	1.1%	51.28%	0.06%
Top Plus	11,990	$12.419811	$148,916	0.9%	51.58%	0.06%
Investar Vision & Top Spectrum	21,514	$11.170138	$240,312	1.4%	50.83%	0.06%
Top Explorer	59,118	$12.216585	$722,225	1.3%	50.98%	0.06%
Oncore Flex	13,674	$11.120629	$152,065	1.5%	50.68%	0.05%
Oncore & Firstar Oncore Value	83,226	$11.421882	$950,600	0.9%	51.58%	0.06%
Oncore & Firstar Oncore Premier	110,955	$11.170138	$1,239,386	1.4%	50.83%	0.06%
Oncore & Firstar Oncore Xtra	198,677	$11.170138	$2,219,248	1.4%	50.83%	0.06%
Oncore & Firstar Oncore Lite	23,810	$11.170138	$265,956	1.4%	50.83%	0.06%

	551,249		$6,287,114

2002
Top I	1,492	$8.142509	$12,151	1.1%	-2.57%	0.16%
Top Tradition	31,520	$8.142509	$256,654	1.1%	-2.57%	0.57%
Top Plus	10,946	$8.193782	$89,692	0.9%	-2.38%	1.15%
Investar Vision & Top Spectrum	28,005	$7.405782	$207,401	1.4%	-2.86%	0.86%
Top Explorer	60,165	$8.091598	$486,834	1.3%	-2.76%	0.58%
Oncore Flex	13,220	$7.380214	$97,565	1.5%	-2.96%	0.56%
Oncore & Firstar Oncore Value	54,024	$7.535403	$407,090	0.9%	-2.38%	0.65%
Oncore & Firstar Oncore Premier	100,263	$7.405782	$742,521	1.4%	-2.86%	0.86%
Oncore & Firstar Oncore Xtra	214,181	$7.405782	$1,586,180	1.4%	-2.86%	0.86%
Oncore Lite	9,097	$7.405782	$67,368	1.4%	-2.86%	0.86%

	522,913		$3,953,456

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Lazard Retirement Series, Inc.: (continued)
Small Cap Subaccount
2006
Top I	1,424	$21.958579	$31,267	1.1%	14.81%	0.00%
Top Tradition	54,064	$21.958579	$1,187,168	1.1%	14.81%	0.00%
Top Plus	21,869	$22.272208	$487,075	0.9%	15.04%	0.00%
Investar Vision & Top Spectrum	2,424	$18.956827	$45,957	1.4%	14.47%	0.00%
Top Explorer	40,553	$21.649823	$877,956	1.3%	14.58%	0.00%
Oncore & Firstar Oncore Flex	20,982	$18.817209	$394,824	1.5%	14.36%	0.00%
Oncore & Firstar Oncore Value	212,797	$19.673197	$4,186,390	0.9%	15.04%	0.00%
Oncore & Firstar Oncore Premier	562,916	$18.956827	$10,671,108	1.4%	14.47%	0.00%
Oncore & Firstar Oncore Xtra	585,478	$18.956827	$11,098,803	1.4%	14.47%	0.00%
Oncore & Firstar Oncore Lite	496,818	$18.956827	$9,418,102	1.4%	14.47%	0.00%
Oncore Ultra	1,819	$18.956827	$34,475	1.4%	13.55%	0.00%	8/7/06

	2,001,144		$38,433,125

2005
Top I	1,350	$19.126277	$25,820	1.1%	2.87%	0.00%
Top Tradition	68,240	$19.126277	$1,305,171	1.1%	2.87%	0.00%
Top Plus	30,037	$19.361165	$581,551	0.9%	3.07%	0.00%
Investar Vision & Top Spectrum	5,290	$16.560566	$87,613	1.4%	2.56%	0.00%
Top Explorer	54,422	$18.894531	$1,028,286	1.3%	2.66%	0.00%
Oncore & Firstar Oncore Flex	24,959	$16.454758	$410,686	1.5%	2.46%	0.00%
Oncore & Firstar Oncore Value	216,601	$17.101848	$3,704,272	0.9%	3.07%	0.00%
Oncore & Firstar Oncore Premier	709,556	$16.560566	$11,750,647	1.4%	2.56%	0.00%
Oncore & Firstar Oncore Xtra	669,899	$16.560566	$11,093,914	1.4%	2.56%	0.00%
Oncore & Firstar Oncore Lite	343,406	$16.560566	$5,687,000	1.4%	2.56%	0.00%

	2,123,760		$35,674,960

2004
Top I	2,062	$18.593323	$38,338	1.1%	13.63%	0.00%
Top Tradition	76,754	$18.593323	$1,427,113	1.1%	13.63%	0.00%
Top Plus	29,999	$18.784536	$563,525	0.9%	13.86%	0.00%
Investar Vision & Top Spectrum	4,166	$16.146731	$67,269	1.4%	13.30%	0.00%
Top Explorer	55,688	$18.404237	$1,024,903	1.3%	13.41%	0.00%
Oncore & Firstar Oncore Flex	49,757	$16.059334	$799,056	1.5%	13.19%	0.00%
Oncore & Firstar Oncore Value	229,934	$16.592504	$3,815,182	0.9%	13.86%	0.00%
Oncore & Firstar Oncore Premier	684,580	$16.146731	$11,053,703	1.4%	13.30%	0.00%
Oncore & Firstar Oncore Xtra	723,166	$16.146731	$11,676,774	1.4%	13.30%	0.00%
Oncore & Firstar Oncore Lite	303,487	$16.146731	$4,900,327	1.4%	13.30%	0.00%

	2,159,593		$35,366,190

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Lazard Retirement Series, Inc.: (continued)
Small Cap Subaccount (continued)
2003
Top I	614	$16.362380	$10,050	1.1%	35.73%	0.00%
Top Tradition	102,226	$16.362380	$1,672,660	1.1%	35.73%	0.00%
Top Plus	29,707	$16.497870	$490,107	0.9%	36.00%	0.00%
Investar Vision & Top Spectrum	2,895	$14.251640	$41,252	1.4%	35.33%	0.00%
Top Explorer	62,888	$16.228101	$1,020,554	1.3%	35.46%	0.00%
Oncore & Firstar Oncore Flex	57,563	$14.188521	$816,735	1.5%	35.20%	0.00%
Oncore & Firstar Oncore Value	156,880	$14.572671	$2,286,167	0.9%	36.00%	0.00%
Oncore & Firstar Oncore Premier	536,066	$14.251640	$7,639,815	1.4%	35.33%	0.00%
Oncore & Firstar Oncore Xtra	589,418	$14.251640	$8,400,174	1.4%	35.33%	0.00%
Oncore & Firstar Oncore Lite	135,822	$14.251640	$1,935,682	1.4%	35.33%	0.00%

	1,674,079		$24,313,196

2002
Top I	2,760	$12.055137	$33,274	1.1%	-18.57%	0.00%
Top Tradition	103,931	$12.055137	$1,252,905	1.1%	-18.57%	0.00%
Top Plus	30,599	$12.130971	$371,198	0.9%	-18.41%	0.00%
Investar Vision & Top Spectrum	3,908	$10.531174	$41,155	1.4%	-18.81%	0.00%
Top Explorer	63,418	$11.979836	$759,737	1.3%	-18.73%	0.00%
Oncore & Firstar Oncore Flex	40,710	$10.494853	$427,249	1.5%	-18.89%	0.00%
Oncore & Firstar Oncore Value	147,305	$10.715360	$1,578,421	0.9%	-18.41%	0.00%
Oncore & Firstar Oncore Premier	416,026	$10.531174	$4,381,234	1.4%	-18.81%	0.00%
Oncore & Firstar Oncore Xtra	463,842	$10.531174	$4,884,805	1.4%	-18.81%	0.00%
Oncore & Firstar Oncore Lite	77,031	$10.531174	$811,222	1.4%	-18.81%	0.00%

	1,349,530		$14,541,200

Equity Subaccount
2006
Top Tradition	478	$11.914135	$5,692	1.1%	16.21%	0.97%
Oncore Value	2,393	$12.368823	$29,598	0.9%	16.44%	0.63%
Oncore & Firstar Oncore Premier	12,314	$12.267727	$151,066	1.4%	15.87%	0.84%
Oncore & Firstar Oncore Xtra	13,377	$12.267727	$164,106	1.4%	15.87%	0.84%
Oncore Lite	10,661	$12.267727	$130,788	1.4%	15.87%	0.84%

	39,223		$481,250

2005
Oncore Premier	1,859	$10.587937	$19,684	1.4%	5.88%	0.92%	5/2/05
Oncore Xtra	6,323	$10.587937	$66,949	1.4%	5.88%	0.92%	5/2/05
Oncore Lite	2,252	$10.587937	$23,843	1.4%	5.88%	0.92%	5/2/05

	10,434		$110,476

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Lazard Retirement Series, Inc.: (continued)
International Equity Subaccount
2006
Top Tradition	3,043	$12.640844	$38,470	1.1%	21.20%	1.82%
Top Plus	6,646	$12.669820	$84,202	0.9%	21.44%	1.10%
Top Explorer	4,951	$12.612029	$62,440	1.3%	20.96%	0.48%
Oncore & Firstar Oncore Flex	11,708	$13.783561	$161,381	1.5%	20.72%	0.98%
Oncore & Firstar Oncore Value	137,496	$13.919887	$1,913,924	0.9%	21.44%	1.25%
Oncore & Firstar Oncore Premier	152,623	$13.806134	$2,107,141	1.4%	20.84%	1.08%
Oncore & Firstar Oncore Xtra	102,764	$13.806134	$1,418,767	1.4%	20.84%	1.08%
Oncore Lite	322,849	$13.806134	$4,457,290	1.4%	20.84%	1.08%
Oncore Ultra	5,417	$13.806134	$74,792	1.4%	12.00%	1.08%	8/7/06

	747,497		$10,318,407

2005
Top Tradition	94	$10.429757	$984	1.1%	4.30%	0.00%	11/2/05
Top Plus	2,531	$10.433037	$26,404	0.9%	4.33%	0.00%	11/2/05
Top Explorer	429	$10.426488	$4,474	1.3%	4.26%	0.00%	11/2/05
Oncore & Firstar Oncore Value	15,803	$11.462413	$181,144	0.9%	14.62%	0.70%	5/2/05
Oncore & Firstar Oncore Premier	39,721	$11.424916	$453,813	1.4%	14.25%	1.26%	5/2/05
Oncore Xtra	10,912	$11.424916	$124,673	1.4%	14.25%	1.26%	5/2/05
Oncore Lite	47,283	$11.424916	$540,191	1.4%	14.25%	1.26%	5/2/05

	116,773		$1,331,683

The Prudential Series Fund, Inc.:
Jennison 20/20 Focus Subaccount
2006
Top Tradition	17,592	$19.020474	$334,604	1.1%	12.38%	0.00%
Top Plus	2,650	$19.158989	$50,766	0.9%	12.60%	0.00%
Top Spectrum	4,772	$19.395079	$92,555	1.4%	12.05%	0.00%
Top Explorer	10,286	$18.883289	$194,224	1.3%	12.16%	0.00%
Oncore & Firstar Oncore Flex	33,897	$13.894080	$470,973	1.5%	11.94%	0.00%
Oncore & Firstar Oncore Value	328,438	$14.482124	$4,756,474	0.9%	12.60%	0.00%
Oncore & Firstar Oncore Premier	852,751	$13.990120	$11,930,103	1.4%	12.05%	0.00%
Oncore & Firstar Oncore Xtra	553,562	$13.990120	$7,744,396	1.4%	12.05%	0.00%
Oncore & Firstar Oncore Lite	910,846	$13.990120	$12,742,845	1.4%	12.05%	0.00%
Oncore Ultra	3,458	$13.990120	$48,377	1.4%	11.99%	0.00%	8/7/06

	2,718,252		$38,365,317

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

The Prudential Series Fund, Inc.: (continued)
Jennison 20/20 Focus Subaccount (continued)
2005
Top Tradition	3,919	$16.925595	$66,329	1.1%	19.94%	0.00%
Top Plus	1,499	$17.015200	$25,504	0.9%	20.18%	0.00%
Top Spectrum	857	$17.310022	$14,842	1.4%	19.59%	0.00%
Top Explorer	6,174	$16.836643	$103,945	1.3%	19.71%	0.00%
Oncore & Firstar Oncore Flex	17,810	$12.412592	$221,067	1.5%	19.47%	0.00%
Oncore & Firstar Oncore Value	165,087	$12.861660	$2,123,294	0.9%	20.18%	0.00%
Oncore & Firstar Oncore Premier	501,863	$12.486109	$6,266,314	1.4%	19.59%	0.00%
Oncore & Firstar Oncore Xtra	374,772	$12.486109	$4,679,447	1.4%	19.59%	0.00%
Oncore & Firstar Oncore Lite	373,608	$12.486109	$4,664,905	1.4%	19.59%	0.00%

	1,445,589		$18,165,647

2004
Top Tradition	1,270	$14.111196	$17,926	1.1%	14.12%	0.00%
Top Spectrum	814	$14.474365	$11,780	1.4%	13.78%	0.00%
Top Explorer	1,563	$14.064683	$21,981	1.3%	13.89%	0.00%
Oncore & Firstar Oncore Flex	5,391	$10.389413	$56,013	1.5%	13.67%	0.00%
Oncore & Firstar Oncore Value	112,073	$10.701866	$1,199,391	0.9%	14.35%	0.00%
Oncore & Firstar Oncore Premier	471,111	$10.440691	$4,918,725	1.4%	13.78%	0.00%
Oncore & Firstar Oncore Xtra	366,339	$10.440691	$3,824,829	1.4%	13.78%	0.00%
Oncore & Firstar Oncore Lite	305,389	$10.440691	$3,188,473	1.4%	13.78%	0.00%

	1,263,950		$13,239,118

2003
Top Tradition	167	$12.365330	$2,066	1.1%	23.65%	0.00%	5/1/03
Top Explorer	505	$12.349020	$6,239	1.3%	23.49%	0.00%	5/1/03
Oncore & Firstar Oncore Flex	11,827	$9.140135	$108,098	1.5%	26.90%	0.00%
Oncore & Firstar Oncore Value	67,222	$9.359209	$629,148	0.9%	27.65%	0.00%
Oncore & Firstar Oncore Premier	228,307	$9.176173	$2,094,988	1.4%	27.02%	0.00%
Oncore & Firstar Oncore Xtra	217,921	$9.176173	$1,999,677	1.4%	27.02%	0.00%
Oncore & Firstar Oncore Lite	120,227	$9.176173	$1,103,220	1.4%	27.02%	0.00%

	646,176		$5,943,436

2002
Oncore & Firstar Oncore Flex	15,829	$7.202884	$114,015	1.5%	-23.72%	0.00%
Oncore & Firstar Oncore Value	6,681	$7.331959	$48,982	0.9%	-23.27%	0.00%
Oncore & Firstar Oncore Premier	77,648	$7.224177	$560,948	1.4%	-23.65%	0.00%
Oncore & Firstar Oncore Xtra	54,142	$7.224177	$391,129	1.4%	-23.65%	0.00%
Oncore Lite	14,196	$7.224177	$102,556	1.4%	-23.65%	0.00%

	168,496		$1,217,630

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

The Prudential Series Fund, Inc.: (continued)
Jennison Subaccount
2006
Top Tradition	749	$14.852684	$11,125	1.1%	0.27%	0.00%
Top Plus	2,129	$14.960835	$31,851	0.9%	0.46%	0.00%
Top Explorer	250	$14.745520	$3,694	1.3%	0.07%	0.00%
Oncore & Firstar Oncore Flex	6,490	$7.175673	$46,572	1.5%	-0.13%	0.00%
Oncore & Firstar Oncore Value	252,293	$7.479515	$1,887,028	0.9%	0.46%	0.00%
Oncore & Firstar Oncore Premier	383,741	$7.225319	$2,772,656	1.4%	-0.03%	0.00%
Oncore & Firstar Oncore Xtra	333,935	$7.225319	$2,412,783	1.4%	-0.03%	0.00%
Oncore & Firstar Oncore Lite	319,160	$7.225319	$2,306,029	1.4%	-0.03%	0.00%
Oncore Ultra	374	$7.225319	$2,703	1.4%	11.84%	0.00%	8/7/06

	1,299,121		$9,474,441

2005
Top Tradition	2,034	$14.813275	$30,130	1.1%	12.79%	0.00%
Top Plus	2,483	$14.891678	$36,980	0.9%	13.01%	0.00%
Top Explorer	153	$14.735402	$2,259	1.3%	12.57%	0.00%
Oncore & Firstar Oncore Flex	5,577	$7.184883	$40,071	1.5%	12.34%	0.00%
Oncore & Firstar Oncore Value	144,362	$7.444939	$1,074,768	0.9%	13.01%	0.00%
Oncore & Firstar Oncore Premier	361,192	$7.227488	$2,610,514	1.4%	12.45%	0.00%
Oncore & Firstar Oncore Xtra	319,469	$7.227488	$2,308,958	1.4%	12.45%	0.00%
Oncore & Firstar Oncore Lite	226,412	$7.227488	$1,636,380	1.4%	12.45%	0.00%

	1,061,682		$7,740,060

2004
Top Tradition	2,153	$13.133861	$28,271	1.1%	8.03%	0.05%
Top Plus	1,955	$13.177341	$25,759	0.9%	8.24%	0.08%
Top Explorer	213	$13.090566	$2,783	1.3%	7.81%	0.08%
Oncore & Firstar Oncore Flex	6,199	$6.395441	$39,648	1.5%	7.60%	0.04%
Oncore & Firstar Oncore Value	81,191	$6.587872	$534,879	0.9%	8.24%	0.04%
Oncore & Firstar Oncore Premier	392,291	$6.427045	$2,521,273	1.4%	7.71%	0.04%
Oncore & Firstar Oncore Xtra	343,789	$6.427045	$2,209,549	1.4%	7.71%	0.04%
Oncore & Firstar Oncore Lite	258,410	$6.427045	$1,660,813	1.4%	7.71%	0.04%

	1,086,201		$7,022,975

2003
Top Tradition	1,595	$12.157960	$19,392	1.1%	21.58%	0.00%	5/1/03
Oncore & Firstar Oncore Flex	5,792	$5.943733	$34,428	1.5%	27.69%	0.00%
Oncore & Firstar Oncore Value	78,941	$6.086276	$480,456	0.9%	28.45%	0.00%
Oncore & Firstar Oncore Premier	476,587	$5.967201	$2,843,888	1.4%	27.82%	0.00%
Oncore & Firstar Oncore Xtra	317,143	$5.967201	$1,892,455	1.4%	27.82%	0.00%
Oncore & Firstar Oncore Lite	191,480	$5.967201	$1,142,599	1.4%	27.82%	0.00%

	1,071,538		$6,413,218

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

The Prudential Series Fund, Inc.: (continued)
Jennison Subaccount (continued)
2002
Oncore & Firstar Oncore Flex	9,479	$4.654701	$44,123	1.5%	-32.19%	0.00%
Oncore & Firstar Oncore Value	57,686	$4.738185	$273,328	0.9%	-31.78%	0.00%
Oncore & Firstar Oncore Premier	467,403	$4.668475	$2,182,058	1.4%	-32.12%	0.00%
Oncore & Firstar Oncore Xtra	353,812	$4.668475	$1,651,762	1.4%	-32.12%	0.00%
Oncore Lite	68,648	$4.668475	$320,483	1.4%	-32.12%	0.00%

	957,028		$4,471,754

UBS Series Trust — Class I:
U.S. Allocation Subaccount
2006
Top Tradition	1,909	$15.300176	$29,210	1.1%	9.79%	2.74%
Top Explorer	250	$15.189822	$3,791	1.3%	9.57%	2.32%
Oncore Flex	8,986	$10.341806	$92,937	1.5%	9.36%	2.80%
Oncore & Firstar Oncore Value	69,509	$10.812345	$751,556	0.9%	10.01%	2.62%
Oncore & Firstar Oncore Premier	227,905	$10.418568	$2,374,432	1.4%	9.47%	2.45%
Oncore & Firstar Oncore Xtra	257,696	$10.418568	$2,684,826	1.4%	9.47%	2.45%
Oncore Lite	169,197	$10.418568	$1,762,792	1.4%	9.47%	2.45%

	735,452		$7,699,544

2005
Top Tradition	3,290	$13.935835	$45,844	1.1%	5.44%	1.21%
Top Explorer	308	$13.862590	$4,265	1.3%	5.24%	1.17%
Oncore Flex	12,694	$9.456771	$120,045	1.5%	5.03%	1.34%
Oncore & Firstar Oncore Value	92,279	$9.828756	$906,989	0.9%	5.65%	1.35%
Oncore & Firstar Oncore Premier	269,215	$9.517604	$2,562,281	1.4%	5.13%	1.36%
Oncore & Firstar Oncore Xtra	301,996	$9.517604	$2,874,275	1.4%	5.13%	1.36%
Oncore Lite	182,675	$9.517604	$1,738,637	1.4%	5.13%	1.36%

	862,457		$8,252,336

2004
Top Tradition	3,081	$13.216506	$40,722	1.1%	9.17%	0.79%
Top Plus	1,089	$13.260274	$14,445	0.9%	9.39%	1.02%
Top Explorer	368	$13.172955	$4,842	1.3%	8.96%	0.70%
Oncore Flex	18,043	$9.004017	$162,460	1.5%	8.74%	0.71%
Oncore & Firstar Oncore Value	141,986	$9.303016	$1,320,896	0.9%	9.39%	0.73%
Oncore & Firstar Oncore Premier	299,779	$9.053038	$2,713,911	1.4%	8.85%	0.72%
Oncore & Firstar Oncore Xtra	362,102	$9.053038	$3,278,122	1.4%	8.85%	0.72%
Oncore Lite	172,629	$9.053038	$1,562,816	1.4%	8.85%	0.72%

	999,077		$9,098,214

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

UBS Series Trust — Class I: (continued)
U.S. Allocation Subaccount (continued)
2003
Top Tradition	1,565	$12.105933	$18,948	1.1%	21.06%	0.00%	5/1/03
Oncore Flex	20,437	$8.280140	$169,225	1.5%	25.49%	1.18%
Oncore & Firstar Oncore Value	147,157	$8.504395	$1,251,482	0.9%	26.24%	0.67%
Oncore & Firstar Oncore Premier	434,217	$8.316999	$3,611,380	1.4%	25.61%	0.81%
Oncore & Firstar Oncore Xtra	396,099	$8.316999	$3,294,355	1.4%	25.61%	0.81%
Oncore & Firstar Oncore Lite	103,845	$8.316999	$863,677	1.4%	25.61%	0.81%

	1,103,320		$9,209,067

2002
Oncore & Firstar Oncore Flex	49,130	$6.598255	$324,173	1.5%	-24.10%	0.68%
Oncore & Firstar Oncore Value	88,576	$6.736942	$596,728	0.9%	-23.64%	0.49%
Oncore & Firstar Oncore Premier	478,276	$6.621106	$3,166,723	1.4%	-24.02%	0.60%
Oncore & Firstar Oncore Xtra	419,260	$6.621106	$2,775,962	1.4%	-24.02%	0.60%
Oncore Lite	54,906	$6.621106	$363,535	1.4%	-24.02%	0.60%

	1,090,148		$7,227,121

Old Mutual Insurance Series Fund:
Technology & Communications Subaccount
2006
Top I	32	$1.954167	$62	1.1%	3.57%	0.00%
Top Tradition	65,552	$1.954167	$128,100	1.1%	3.57%	0.00%
Top Plus	5,905	$1.980207	$11,694	0.9%	3.77%	0.00%
Top Spectrum	3,156	$1.915891	$6,046	1.4%	3.26%	0.00%
Top Explorer	86,117	$1.928576	$166,083	1.3%	3.37%	0.00%
Oncore Flex	16,336	$1.903298	$31,093	1.5%	3.16%	0.00%
Oncore & Firstar Oncore Value	97,039	$1.980207	$192,157	0.9%	3.77%	0.00%
Oncore & Firstar Oncore Premier	382,215	$1.915891	$732,283	1.4%	3.26%	0.00%
Oncore & Firstar Oncore Xtra	446,614	$1.915891	$855,663	1.4%	3.26%	0.00%
Oncore & Firstar Oncore Lite	92,286	$1.915891	$176,810	1.4%	3.26%	0.00%

	1,195,252		$2,299,991

2005
Top I	33	$1.886830	$62	1.1%	8.72%	0.00%
Top Tradition	77,348	$1.886830	$145,942	1.1%	8.72%	0.00%
Top Plus	5,905	$1.908197	$11,269	0.9%	8.94%	0.00%
Top Spectrum	3,156	$1.855347	$5,856	1.4%	8.40%	0.00%
Top Explorer	85,963	$1.865781	$160,389	1.3%	8.51%	0.00%
Oncore Flex	17,230	$1.844968	$31,789	1.5%	8.29%	0.00%
Oncore & Firstar Oncore Value	101,242	$1.908197	$193,189	0.9%	8.94%	0.00%
Oncore & Firstar Oncore Premier	514,376	$1.855347	$954,346	1.4%	8.40%	0.00%
Oncore & Firstar Oncore Xtra	567,341	$1.855347	$1,052,615	1.4%	8.40%	0.00%
Oncore & Firstar Oncore Lite	118,032	$1.855347	$218,988	1.4%	8.40%	0.00%

	1,490,626		$2,774,445

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Old Mutual Insurance Series Fund: (continued)
Technology & Communications Subaccount (continued)
2004
Top I	34	$1.735475	$59	1.1%	5.26%	0.00%
Top Tradition	103,858	$1.735475	$180,243	1.1%	5.26%	0.00%
Top Plus	8,853	$1.751658	$15,508	0.9%	5.47%	0.00%
Investar Vision & Top Spectrum	5,204	$1.711570	$8,906	1.4%	4.95%	0.00%
Top Explorer	110,490	$1.719496	$189,988	1.3%	5.05%	0.00%
Oncore Flex	19,306	$1.703667	$32,892	1.5%	4.85%	0.00%
Oncore & Firstar Oncore Value	116,967	$1.751658	$204,886	0.9%	5.47%	0.00%
Oncore & Firstar Oncore Premier	640,924	$1.711570	$1,096,985	1.4%	4.95%	0.00%
Oncore & Firstar Oncore Xtra	624,692	$1.711570	$1,069,204	1.4%	4.95%	0.00%
Oncore & Firstar Oncore Lite	138,992	$1.711570	$237,895	1.4%	4.95%	0.00%

	1,769,320		$3,036,566

2003
Top I	5,940	$1.648743	$9,794	1.1%	43.75%	0.00%
Top Tradition	109,806	$1.648743	$181,042	1.1%	43.75%	0.00%
Top Plus	16,840	$1.660811	$27,968	0.9%	44.04%	0.00%
Investar Vision & Top Spectrum	11,329	$1.630860	$18,476	1.4%	43.33%	0.00%
Top Explorer	165,598	$1.636796	$271,051	1.3%	43.47%	0.00%
Oncore & Firstar Oncore Flex	44,820	$1.624937	$72,830	1.5%	43.19%	0.00%
Oncore & Firstar Oncore Value	140,033	$1.660811	$232,568	0.9%	44.04%	0.00%
Oncore & Firstar Oncore Premier	897,921	$1.630860	$1,464,383	1.4%	43.33%	0.00%
Oncore & Firstar Oncore Xtra	679,249	$1.630860	$1,107,760	1.4%	43.33%	0.00%
Oncore & Firstar Oncore Lite	150,418	$1.630860	$245,310	1.4%	43.33%	0.00%

	2,221,954		$3,631,182

2002
Top I	5,943	$1.146913	$6,816	1.1%	-54.49%	0.00%
Top Tradition	96,108	$1.146913	$110,228	1.1%	-54.49%	0.00%
Top Plus	16,948	$1.153023	$19,542	0.9%	-54.40%	0.00%
Investar Vision & Top Spectrum	5,966	$1.137825	$6,788	1.4%	-54.63%	0.00%
Top Explorer	143,375	$1.140850	$163,570	1.3%	-54.58%	0.00%
Oncore & Firstar Oncore Flex	49,216	$1.134817	$55,851	1.5%	-54.67%	0.00%
Oncore & Firstar Oncore Value	111,881	$1.153023	$129,001	0.9%	-54.40%	0.00%
Oncore & Firstar Oncore Premier	708,865	$1.137825	$806,564	1.4%	-54.63%	0.00%
Oncore & Firstar Oncore Xtra	647,284	$1.137825	$736,495	1.4%	-54.63%	0.00%
Oncore & Firstar Oncore Lite	60,583	$1.137825	$68,933	1.4%	-54.63%	0.00%

	1,846,169		$2,103,788

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2:
VIP Mid Cap Subaccount
2006
Top I	8,511	$20.756062	$176,649	1.1%	11.18%	0.18%
Top Tradition	174,221	$20.756062	$3,616,149	1.1%	11.18%	0.17%
Top Plus	83,265	$21.031676	$1,751,193	0.9%	11.40%	0.18%
Investar Vision & Top Spectrum	5,564	$20.349982	$113,224	1.4%	10.86%	0.22%
Top Explorer	133,020	$20.484447	$2,724,847	1.3%	10.96%	0.18%
Oncore & Firstar Oncore Flex	67,583	$20.216775	$1,366,307	1.5%	10.75%	0.19%
Oncore & Firstar Oncore Value	844,421	$21.031676	$17,759,595	0.9%	11.40%	0.16%
Oncore & Firstar Oncore Premier	2,336,969	$20.349982	$47,557,268	1.4%	10.86%	0.15%
Oncore & Firstar Oncore Xtra	2,029,122	$20.349982	$41,292,605	1.4%	10.86%	0.15%
Oncore & Firstar Oncore Lite	2,487,471	$20.349982	$50,619,995	1.4%	10.86%	0.15%
Oncore Ultra	21,068	$20.349982	$428,741	1.4%	6.25%	0.15%	8/7/06

	8,191,215		$167,406,573

2005
Top I	10,004	$18.668363	$186,753	1.1%	16.74%	0.00%
Top Tradition	171,224	$18.668363	$3,196,478	1.1%	16.74%	0.00%
Top Plus	87,829	$18.878915	$1,658,125	0.9%	16.97%	0.00%
Investar Vision & Top Spectrum	9,823	$18.357292	$180,322	1.4%	16.39%	0.00%
Top Explorer	142,125	$18.460394	$2,623,693	1.3%	16.51%	0.00%
Oncore & Firstar Oncore Flex	73,719	$18.255071	$1,345,750	1.5%	16.28%	0.00%
Oncore & Firstar Oncore Value	680,743	$18.878915	$12,851,692	0.9%	16.97%	0.00%
Oncore & Firstar Oncore Premier	2,092,498	$18.357292	$38,412,599	1.4%	16.39%	0.00%
Oncore & Firstar Oncore Xtra	1,815,549	$18.357292	$33,328,559	1.4%	16.39%	0.00%
Oncore & Firstar Oncore Lite	1,402,517	$18.357292	$25,746,395	1.4%	16.39%	0.00%

	6,486,031		$119,530,366

2004
Top I	6,642	$15.992023	$106,221	1.1%	23.30%	0.00%
Top Tradition	149,737	$15.992023	$2,394,593	1.1%	23.30%	0.00%
Top Plus	102,881	$16.140487	$1,660,552	0.9%	23.54%	0.00%
Investar Vision & Top Spectrum	8,169	$15.772044	$128,838	1.4%	22.93%	0.00%
Top Explorer	124,238	$15.845027	$1,968,550	1.3%	23.05%	0.00%
Oncore & Firstar Oncore Flex	77,331	$15.699630	$1,214,062	1.5%	22.81%	0.00%
Oncore & Firstar Oncore Value	447,592	$16.140487	$7,224,357	0.9%	23.54%	0.00%
Oncore & Firstar Oncore Premier	1,608,799	$15.772044	$25,374,063	1.4%	22.93%	0.00%
Oncore & Firstar Oncore Xtra	1,516,757	$15.772044	$23,922,355	1.4%	22.93%	0.00%
Oncore & Firstar Oncore Lite	549,996	$15.772044	$8,674,559	1.4%	22.93%	0.00%

	4,592,142		$72,668,150

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Mid Cap Subaccount (continued)
2003
Top I	8,320	$12.970347	$107,916	1.1%	36.75%	0.17%
Top Tradition	142,617	$12.970347	$1,849,791	1.1%	36.75%	0.25%
Top Plus	80,477	$13.064822	$1,051,418	0.9%	37.02%	0.23%
Investar Vision & Top Spectrum	5,181	$12.829995	$66,466	1.4%	36.34%	0.22%
Top Explorer	109,214	$12.876605	$1,406,300	1.3%	36.48%	0.29%
Oncore & Firstar Oncore Flex	60,509	$12.783713	$773,532	1.5%	36.21%	0.34%
Oncore & Firstar Oncore Value	307,771	$13.064822	$4,020,973	0.9%	37.02%	0.21%
Oncore & Firstar Oncore Premier	1,265,141	$12.829995	$16,231,763	1.4%	36.34%	0.23%
Oncore & Firstar Oncore Xtra	1,151,800	$12.829995	$14,777,582	1.4%	36.34%	0.23%
Oncore & Firstar Oncore Lite	292,074	$12.829995	$3,747,314	1.4%	36.34%	0.23%

	3,423,104		$44,033,055

2002
Top I	5,173	$9.484819	$49,061	1.1%	-11.00%	0.34%
Top Tradition	130,804	$9.484819	$1,240,654	1.1%	-11.00%	0.54%
Top Plus	64,497	$9.535043	$614,985	0.9%	-10.83%	0.56%
Investar Vision & Top Spectrum	3,942	$9.410021	$37,099	1.4%	-11.27%	0.46%
Top Explorer	117,955	$9.434886	$1,112,889	1.3%	-11.18%	0.51%
Oncore & Firstar Oncore Flex	74,049	$9.385302	$694,972	1.5%	-11.36%	0.69%
Oncore & Firstar Oncore Value	219,089	$9.535043	$2,089,022	0.9%	-10.83%	0.70%
Oncore & Firstar Oncore Premier	1,044,212	$9.410021	$9,826,064	1.4%	-11.27%	0.76%
Oncore & Firstar Oncore Xtra	982,822	$9.410021	$9,248,373	1.4%	-11.27%	0.76%
Oncore & Firstar Oncore Lite	145,844	$9.410021	$1,372,391	1.4%	-11.27%	0.76%

	2,788,387		$26,285,510

VIP Contrafund Subaccount
2006
Top I	12,104	$13.142530	$159,080	1.1%	10.22%	0.98%
Top Tradition	284,381	$13.142530	$3,737,489	1.1%	10.22%	1.01%
Top Plus	86,470	$13.317115	$1,151,529	0.9%	10.44%	0.99%
Investar Vision & Top Spectrum	11,103	$12.885341	$143,060	1.4%	9.90%	0.96%
Top Explorer	219,614	$12.970476	$2,848,502	1.3%	10.01%	1.00%
Oncore & Firstar Oncore Flex	96,104	$12.800970	$1,230,222	1.5%	9.79%	1.00%
Oncore & Firstar Oncore Value	1,926,325	$13.317115	$25,653,098	0.9%	10.44%	1.08%
Oncore & Firstar Oncore Premier	3,279,015	$12.885341	$42,251,220	1.4%	9.90%	1.07%
Oncore & Firstar Oncore Xtra	3,430,873	$12.885341	$44,207,973	1.4%	9.90%	1.07%
Oncore & Firstar Oncore Lite	3,831,444	$12.885341	$49,369,459	1.4%	9.90%	1.07%
Oncore Ultra	64,429	$12.885341	$830,193	1.4%	8.27%	1.07%	8/7/06

	13,241,862		$171,581,825

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Contrafund Subaccount (continued)
2005
Top I	13,160	$11.923636	$156,911	1.1%	15.38%	0.13%
Top Tradition	234,958	$11.923636	$2,801,553	1.1%	15.38%	0.10%
Top Plus	86,323	$12.058187	$1,040,901	0.9%	15.61%	0.11%
Investar Vision & Top Spectrum	12,539	$11.724900	$147,016	1.4%	15.04%	0.14%
Top Explorer	199,981	$11.790742	$2,357,929	1.3%	15.15%	0.11%
Oncore & Firstar Oncore Flex	94,484	$11.659576	$1,101,644	1.5%	14.93%	0.09%
Oncore & Firstar Oncore Value	1,228,615	$12.058187	$14,814,868	0.9%	15.61%	0.09%
Oncore & Firstar Oncore Premier	2,104,925	$11.724900	$24,680,032	1.4%	15.04%	0.10%
Oncore & Firstar Oncore Xtra	2,364,951	$11.724900	$27,728,819	1.4%	15.04%	0.10%
Oncore & Firstar Oncore Lite	1,657,605	$11.724900	$19,435,256	1.4%	15.04%	0.10%

	7,997,541		$94,264,929

2004
Top I	6,505	$10.334117	$67,221	1.1%	13.90%	0.20%
Top Tradition	147,010	$10.334117	$1,519,221	1.1%	13.90%	0.17%
Top Plus	68,693	$10.430125	$716,475	0.9%	14.13%	0.23%
Investar Vision & Top Spectrum	14,766	$10.191930	$150,493	1.4%	13.56%	0.15%
Top Explorer	142,693	$10.239077	$1,461,046	1.3%	13.68%	0.18%
Oncore & Firstar Oncore Flex	47,346	$10.145103	$480,329	1.5%	13.45%	0.20%
Oncore & Firstar Oncore Value	597,830	$10.430125	$6,235,444	0.9%	14.13%	0.17%
Oncore & Firstar Oncore Premier	1,433,277	$10.191930	$14,607,855	1.4%	13.56%	0.18%
Oncore & Firstar Oncore Xtra	1,621,864	$10.191930	$16,529,924	1.4%	13.56%	0.18%
Oncore & Firstar Oncore Lite	841,473	$10.191930	$8,576,234	1.4%	13.56%	0.18%

	4,921,457		$50,344,242

2003
Top I	7,770	$9.072746	$70,495	1.1%	26.80%	0.30%
Top Tradition	85,522	$9.072746	$775,923	1.1%	26.80%	0.22%
Top Plus	69,265	$9.138874	$633,003	0.9%	27.05%	0.24%
Investar Vision & Top Spectrum	9,200	$8.974539	$82,567	1.4%	26.43%	0.16%
Top Explorer	94,161	$9.007136	$848,121	1.3%	26.55%	0.30%
Oncore & Firstar Oncore Flex	39,892	$8.942128	$356,722	1.5%	26.30%	0.32%
Oncore & Firstar Oncore Value	368,098	$9.138874	$3,363,999	0.9%	27.05%	0.23%
Oncore & Firstar Oncore Premier	1,039,505	$8.974539	$9,329,076	1.4%	26.43%	0.25%
Oncore & Firstar Oncore Xtra	1,194,552	$8.974539	$10,720,550	1.4%	26.43%	0.25%
Oncore & Firstar Oncore Lite	452,094	$8.974539	$4,057,337	1.4%	26.43%	0.25%

	3,360,059		$30,237,793

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Contrafund Subaccount (continued)
2002
Top I	4,584	$7.155031	$32,796	1.1%	-10.59%	0.63%
Top Tradition	41,004	$7.155031	$293,386	1.1%	-10.59%	0.58%
Top Plus	41,886	$7.192959	$301,283	0.9%	-10.41%	0.49%
Investar Vision & Top Spectrum	2,365	$7.098583	$16,791	1.4%	-10.85%	0.68%
Top Explorer	74,604	$7.117333	$530,980	1.3%	-10.77%	0.44%
Oncore & Firstar Oncore Flex	45,890	$7.079920	$324,896	1.5%	-10.94%	0.51%
Oncore & Firstar Oncore Value	209,793	$7.192959	$1,509,034	0.9%	-10.41%	0.67%
Oncore & Firstar Oncore Premier	793,344	$7.098583	$5,631,617	1.4%	-10.85%	0.60%
Oncore & Firstar Oncore Xtra	888,668	$7.098583	$6,308,286	1.4%	-10.85%	0.60%
Oncore & Firstar Oncore Lite	138,341	$7.098583	$982,025	1.4%	-10.85%	0.60%

	2,240,479		$15,931,094

VIP Growth Subaccount
2006
Top I	6,185	$6.978809	$43,167	1.1%	5.42%	0.16%
Top Tradition	72,036	$6.978809	$502,726	1.1%	5.42%	0.16%
Top Plus	20,080	$7.071552	$141,998	0.9%	5.62%	0.19%
Investar Vision & Top Spectrum	16,778	$6.842161	$114,795	1.4%	5.10%	0.18%
Top Explorer	84,124	$6.887375	$579,394	1.3%	5.21%	0.16%
Oncore & Firstar Oncore Flex	26,248	$6.797314	$178,413	1.5%	5.00%	0.18%
Oncore & Firstar Oncore Value	259,391	$7.071552	$1,834,294	0.9%	5.62%	0.16%
Oncore & Firstar Oncore Premier	1,210,491	$6.842161	$8,282,371	1.4%	5.10%	0.16%
Oncore & Firstar Oncore Xtra	1,309,150	$6.842161	$8,957,415	1.4%	5.10%	0.16%
Oncore & Firstar Oncore Lite	466,218	$6.842161	$3,189,942	1.4%	5.10%	0.16%
Oncore Ultra	1,824	$6.842161	$12,482	1.4%	8.89%	0.16%	8/7/06

	3,472,525		$23,836,997

2005
Top I	6,227	$6.620268	$41,228	1.1%	4.36%	0.33%
Top Tradition	68,531	$6.620268	$453,693	1.1%	4.36%	0.27%
Top Plus	36,291	$6.694999	$242,968	0.9%	4.56%	0.28%
Investar Vision & Top Spectrum	20,540	$6.509857	$133,714	1.4%	4.05%	0.28%
Top Explorer	91,639	$6.546422	$599,911	1.3%	4.15%	0.27%
Oncore & Firstar Oncore Flex	29,401	$6.473550	$190,328	1.5%	3.95%	0.39%
Oncore & Firstar Oncore Value	256,585	$6.694999	$1,717,839	0.9%	4.56%	0.27%
Oncore & Firstar Oncore Premier	1,357,846	$6.509857	$8,839,381	1.4%	4.05%	0.27%
Oncore & Firstar Oncore Xtra	1,255,453	$6.509857	$8,172,820	1.4%	4.05%	0.27%
Oncore & Firstar Oncore Lite	427,263	$6.509857	$2,781,416	1.4%	4.05%	0.27%

	3,549,776		$23,173,298

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Growth Subaccount (continued)
2004
Top I	11,489	$6.343833	$72,885	1.1%	2.00%	0.14%
Top Tradition	74,724	$6.343833	$474,034	1.1%	2.00%	0.12%
Top Plus	33,614	$6.402777	$215,222	0.9%	2.20%	0.15%
Investar Vision & Top Spectrum	17,382	$6.256481	$108,748	1.4%	1.69%	0.10%
Top Explorer	81,693	$6.285430	$513,478	1.3%	1.80%	0.13%
Oncore & Firstar Oncore Flex	55,798	$6.227715	$347,495	1.5%	1.59%	0.13%
Oncore & Firstar Oncore Value	260,661	$6.402777	$1,668,954	0.9%	2.20%	0.12%
Oncore & Firstar Oncore Premier	1,404,305	$6.256481	$8,786,013	1.4%	1.69%	0.13%
Oncore & Firstar Oncore Xtra	1,375,206	$6.256481	$8,603,951	1.4%	1.69%	0.13%
Oncore & Firstar Oncore Lite	344,710	$6.256481	$2,156,668	1.4%	1.69%	0.13%

	3,659,582		$22,947,448

2003
Top I	10,525	$6.219608	$65,464	1.1%	31.10%	0.13%
Top Tradition	58,159	$6.219608	$361,727	1.1%	31.10%	0.10%
Top Plus	50,194	$6.264948	$314,461	0.9%	31.36%	0.11%
Investar Vision & Top Spectrum	9,718	$6.152233	$59,789	1.4%	30.71%	0.10%
Top Explorer	80,868	$6.174579	$499,326	1.3%	30.84%	0.11%
Oncore & Firstar Oncore Flex	53,550	$6.129997	$328,260	1.5%	30.58%	0.09%
Oncore & Firstar Oncore Value	246,113	$6.264948	$1,541,885	0.9%	31.36%	0.10%
Oncore & Firstar Oncore Premier	1,197,622	$6.152233	$7,368,049	1.4%	30.71%	0.11%
Oncore & Firstar Oncore Xtra	1,241,472	$6.152233	$7,637,826	1.4%	30.71%	0.11%
Oncore & Firstar Oncore Lite	279,691	$6.152233	$1,720,724	1.4%	30.71%	0.11%

	3,227,912		$19,897,511

2002
Top I	13,980	$4.744149	$66,324	1.1%	-31.06%	0.13%
Top Tradition	40,662	$4.744149	$192,905	1.1%	-31.06%	0.12%
Top Plus	24,373	$4.769312	$116,240	0.9%	-30.92%	0.13%
Investar Vision & Top Spectrum	5,217	$4.706684	$24,555	1.4%	-31.26%	0.15%
Top Explorer	63,190	$4.719133	$298,201	1.3%	-31.19%	0.13%
Oncore & Firstar Oncore Flex	39,024	$4.694294	$183,190	1.5%	-31.33%	0.19%
Oncore & Firstar Oncore Value	201,437	$4.769312	$960,718	0.9%	-30.92%	0.12%
Oncore & Firstar Oncore Premier	1,017,060	$4.706684	$4,786,979	1.4%	-31.26%	0.15%
Oncore & Firstar Oncore Xtra	1,208,959	$4.706684	$5,690,189	1.4%	-31.26%	0.15%
Oncore & Firstar Oncore Lite	163,350	$4.706684	$768,839	1.4%	-31.26%	0.15%

	2,777,252		$13,088,140

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Fidelity Variable Insurance Products Fund — Service Class 2: (continued)
VIP Equity-Income Subaccount
2006
Top I	746	$12.281283	$9,167	1.1%	18.63%	6.94%
Top Tradition	26,219	$12.281283	$322,008	1.1%	18.63%	4.27%
Top Plus	16,060	$15.298642	$245,698	0.9%	18.86%	3.20%
Top Spectrum	94	$12.239288	$1,149	1.4%	18.28%	2.89%
Top Explorer	27,485	$15.103470	$415,115	1.3%	18.39%	3.20%
Oncore & Firstar Oncore Flex	39,152	$14.554758	$569,844	1.5%	18.16%	3.18%
Oncore & Firstar Oncore Value	603,255	$14.834207	$8,948,804	0.9%	18.86%	4.63%
Oncore & Firstar Oncore Premier	1,401,746	$14.600850	$20,466,676	1.4%	18.28%	3.68%
Oncore & Firstar Oncore Xtra	1,034,143	$14.600850	$15,099,362	1.4%	18.28%	3.68%
Oncore & Firstar Oncore Lite	1,987,538	$14.600850	$29,019,751	1.4%	18.28%	3.68%
Oncore Ultra	122,320	$14.600850	$1,785,976	1.4%	12.00%	3.68%	8/7/06

	5,258,758		$76,883,550

2005
Top Plus	14,967	$12.870922	$192,633	0.9%	4.63%	1.36%
Top Explorer	21,012	$12.756942	$268,048	1.3%	4.22%	1.20%
Oncore & Firstar Oncore Flex	27,497	$12.317694	$338,694	1.5%	4.01%	0.93%
Oncore & Firstar Oncore Value	113,923	$12.480194	$1,421,775	0.9%	4.63%	0.90%
Oncore & Firstar Oncore Premier	814,934	$12.344563	$10,060,001	1.4%	4.12%	1.07%
Oncore & Firstar Oncore Xtra	579,698	$12.344563	$7,156,119	1.4%	4.12%	1.07%
Oncore & Firstar Oncore Lite	640,980	$12.344563	$7,912,636	1.4%	4.12%	1.07%

	2,213,011		$27,349,906

2004
Top Plus	14,449	$12.301227	$177,742	0.9%	10.24%	0.55%
Top Explorer	9,966	$12.240475	$121,992	1.3%	9.80%	0.38%
Oncore & Firstar Oncore Flex	14,591	$11.842290	$172,794	1.5%	9.58%	0.47%
Oncore & Firstar Oncore Value	46,981	$11.927794	$560,379	0.9%	10.24%	0.50%
Oncore & Firstar Oncore Premier	398,660	$11.856466	$4,726,689	1.4%	9.69%	0.28%
Oncore & Firstar Oncore Xtra	369,540	$11.856466	$4,381,442	1.4%	9.69%	0.28%
Oncore & Firstar Oncore Lite	305,967	$11.856466	$3,627,690	1.4%	9.69%	0.28%

	1,160,154		$13,768,728

2003
Top Plus	1,749	$11.158744	$19,514	0.9%	11.59%	0.00%	10/1/03
Top Explorer	1,298	$11.147766	$14,471	1.3%	11.48%	0.00%	10/1/03
Oncore Flex	3,106	$10.806489	$33,564	1.5%	8.06%	0.00%	10/15/03
Oncore Value	6,119	$10.819985	$66,206	0.9%	8.20%	0.00%	10/15/03
Oncore & Firstar Oncore Premier	41,389	$10.808731	$447,372	1.4%	8.09%	0.00%	10/15/03
Oncore & Firstar Oncore Xtra	35,448	$10.808731	$383,143	1.4%	8.09%	0.00%	10/15/03
Oncore & Firstar Oncore Lite	7,599	$10.808731	$82,132	1.4%	8.09%	0.00%	10/15/03

	96,708		$1,046,402

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares:
Large Cap Growth Subaccount
2006
Top Tradition	57,146	$6.604523	$377,422	1.1%	9.93%	0.28%
Top Plus	13,130	$6.692308	$87,869	0.9%	10.14%	0.26%
Top Explorer	105,189	$6.517998	$685,624	1.3%	9.71%	0.28%
Oncore & Firstar Oncore Flex	39,579	$6.432734	$254,603	1.5%	9.49%	0.26%
Oncore & Firstar Oncore Value	196,216	$6.692308	$1,313,140	0.9%	10.14%	0.28%
Oncore & Firstar Oncore Premier	1,005,686	$6.475172	$6,511,980	1.4%	9.60%	0.28%
Oncore & Firstar Oncore Xtra	1,159,142	$6.475172	$7,505,646	1.4%	9.60%	0.28%
Oncore & Firstar Oncore Lite	509,964	$6.475172	$3,302,107	1.4%	9.60%	0.28%
Oncore Ultra	1,188	$6.475172	$7,695	1.4%	10.77%	0.28%	8/7/06

	3,087,240		$20,046,086

2005
Top Tradition	56,229	$6.008117	$337,828	1.1%	2.88%	0.13%
Top Plus	20,034	$6.075961	$121,727	0.9%	3.09%	0.12%
Top Explorer	119,176	$5.941109	$708,038	1.3%	2.68%	0.12%
Oncore & Firstar Oncore Flex	52,402	$5.874944	$307,857	1.5%	2.48%	0.13%
Oncore & Firstar Oncore Value	228,716	$6.075961	$1,389,667	0.9%	3.09%	0.13%
Oncore & Firstar Oncore Premier	1,252,888	$5.907893	$7,401,931	1.4%	2.58%	0.13%
Oncore & Firstar Oncore Xtra	1,270,210	$5.907893	$7,504,265	1.4%	2.58%	0.13%
Oncore & Firstar Oncore Lite	307,216	$5.907893	$1,815,001	1.4%	2.58%	0.13%

	3,306,871		$19,586,314

2004
Top Tradition	62,889	$5.839672	$367,251	1.1%	3.06%	0.00%
Top Plus	21,338	$5.893969	$125,767	0.9%	3.27%	0.00%
Top Explorer	125,636	$5.785921	$726,918	1.3%	2.86%	0.00%
Oncore & Firstar Oncore Flex	68,683	$5.732766	$393,741	1.5%	2.66%	0.00%
Oncore & Firstar Oncore Value	286,066	$5.893969	$1,686,064	0.9%	3.27%	0.00%
Oncore & Firstar Oncore Premier	1,454,352	$5.759254	$8,375,991	1.4%	2.76%	0.00%
Oncore & Firstar Oncore Xtra	1,484,119	$5.759254	$8,547,417	1.4%	2.76%	0.00%
Oncore & Firstar Oncore Lite	143,353	$5.759254	$825,604	1.4%	2.76%	0.00%

	3,646,436		$21,048,753

2003
Top Tradition	58,463	$5.666017	$331,253	1.1%	30.06%	0.00%
Top Plus	23,594	$5.707363	$134,657	0.9%	30.32%	0.00%
Top Explorer	128,282	$5.625002	$721,589	1.3%	29.81%	0.00%
Oncore & Firstar Oncore Flex	85,350	$5.584367	$476,627	1.5%	29.55%	0.00%
Oncore & Firstar Oncore Value	343,417	$5.707363	$1,960,007	0.9%	30.32%	0.00%
Oncore & Firstar Oncore Premier	1,661,880	$5.604628	$9,314,217	1.4%	29.68%	0.00%
Oncore & Firstar Oncore Xtra	1,738,954	$5.604628	$9,746,189	1.4%	29.68%	0.00%
Oncore & Firstar Oncore Lite	121,438	$5.604628	$680,617	1.4%	29.68%	0.00%

	4,161,378		$23,365,156

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
Large Cap Growth Subaccount (continued)
2002
Top Tradition	74,617	$4.356366	$325,059	1.1%	-27.52%	0.00%
Top Plus	42,173	$4.379486	$184,695	0.9%	-27.38%	0.00%
Top Explorer	132,552	$4.333374	$574,396	1.3%	-27.66%	0.00%
Oncore & Firstar Oncore Flex	124,579	$4.310559	$537,004	1.5%	-27.81%	0.00%
Oncore & Firstar Oncore Value	420,322	$4.379486	$1,840,793	0.9%	-27.38%	0.00%
Oncore & Firstar Oncore Premier	1,944,519	$4.321940	$8,404,101	1.4%	-27.73%	0.00%
Oncore & Firstar Oncore Xtra	2,052,917	$4.321940	$8,872,582	1.4%	-27.73%	0.00%
Oncore & Firstar Oncore Lite	88,062	$4.321940	$380,598	1.4%	-27.73%	0.00%

	4,879,741		$21,119,228

Worldwide Growth Subaccount
2006
Top Tradition	73,429	$6.929407	$508,823	1.1%	16.66%	1.63%
Top Plus	15,588	$7.021490	$109,449	0.9%	16.89%	1.53%
Top Explorer	104,349	$6.838605	$713,601	1.3%	16.43%	1.61%
Oncore Flex	24,745	$6.749191	$167,006	1.5%	16.20%	1.57%
Oncore & Firstar Oncore Value	210,709	$7.021490	$1,479,488	0.9%	16.89%	1.66%
Oncore & Firstar Oncore Premier	776,540	$6.793699	$5,275,583	1.4%	16.31%	1.63%
Oncore & Firstar Oncore Xtra	894,939	$6.793699	$6,079,944	1.4%	16.31%	1.63%
Oncore & Firstar Oncore Lite	214,490	$6.793699	$1,457,184	1.4%	16.31%	1.63%
Oncore Ultra	24,417	$6.793699	$165,884	1.4%	18.53%	1.63%	8/7/06

	2,339,206		$15,956,962

2005
Top Tradition	79,457	$5.940015	$471,973	1.1%	4.42%	1.22%
Top Plus	22,398	$6.007072	$134,549	0.9%	4.63%	1.23%
Top Explorer	142,411	$5.873732	$836,486	1.3%	4.22%	1.18%
Oncore Flex	28,961	$5.808349	$168,213	1.5%	4.01%	1.15%
Oncore & Firstar Oncore Value	258,878	$6.007072	$1,555,100	0.9%	4.63%	1.27%
Oncore & Firstar Oncore Premier	943,741	$5.840921	$5,512,314	1.4%	4.11%	1.20%
Oncore & Firstar Oncore Xtra	1,055,526	$5.840921	$6,165,245	1.4%	4.11%	1.20%
Oncore & Firstar Oncore Lite	182,235	$5.840921	$1,064,424	1.4%	4.11%	1.20%

	2,713,607		$15,908,304

2004
Top Tradition	80,195	$5.688478	$456,190	1.1%	3.39%	0.94%
Top Plus	23,884	$5.741345	$137,129	0.9%	3.59%	0.91%
Top Explorer	169,944	$5.636093	$957,823	1.3%	3.18%	0.90%
Oncore & Firstar Oncore Flex	41,746	$5.584344	$233,126	1.5%	2.98%	0.80%
Oncore & Firstar Oncore Value	265,504	$5.741345	$1,524,350	0.9%	3.59%	0.87%
Oncore & Firstar Oncore Premier	1,144,260	$5.610137	$6,419,444	1.4%	3.08%	0.87%
Oncore & Firstar Oncore Xtra	1,225,751	$5.610137	$6,876,632	1.4%	3.08%	0.87%
Oncore & Firstar Oncore Lite	173,925	$5.610137	$975,745	1.4%	3.08%	0.87%

	3,125,209		$17,580,439

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
Worldwide Growth Subaccount (continued)
2003
Top Tradition	78,874	$5.502103	$433,971	1.1%	22.34%	0.78%
Top Plus	28,186	$5.542235	$156,215	0.9%	22.58%	0.83%
Top Explorer	184,594	$5.462268	$1,008,304	1.3%	22.09%	0.86%
Oncore & Firstar Oncore Flex	62,160	$5.422827	$337,082	1.5%	21.85%	2.02%
Oncore & Firstar Oncore Value	326,572	$5.542235	$1,809,938	0.9%	22.58%	0.83%
Oncore & Firstar Oncore Premier	1,449,981	$5.442491	$7,891,508	1.4%	21.97%	0.78%
Oncore & Firstar Oncore Xtra	1,393,690	$5.442491	$7,585,147	1.4%	21.97%	0.78%
Oncore & Firstar Oncore Lite	277,683	$5.442491	$1,511,287	1.4%	21.97%	0.78%

	3,801,740		$20,733,452

2002
Top Tradition	91,603	$4.497548	$411,987	1.1%	-26.52%	0.62%
Top Plus	35,573	$4.521400	$160,842	0.9%	-26.37%	0.54%
Top Explorer	191,295	$4.473819	$855,819	1.3%	-26.66%	0.59%
Oncore & Firstar Oncore Flex	644,319	$4.450281	$2,867,400	1.5%	-26.81%	0.31%
Oncore & Firstar Oncore Value	398,989	$4.521400	$1,803,989	0.9%	-26.37%	0.56%
Oncore & Firstar Oncore Premier	1,680,823	$4.462021	$7,499,866	1.4%	-26.73%	0.60%
Oncore & Firstar Oncore Xtra	3,982,164	$4.462021	$17,768,499	1.4%	-26.73%	0.60%
Oncore & Firstar Oncore Lite	231,665	$4.462021	$1,033,695	1.4%	-26.73%	0.60%

	7,256,431		$32,402,097

Balanced Subaccount
2006
Top Tradition	86,356	$11.849393	$1,023,272	1.1%	9.22%	1.94%
Top Plus	49,641	$12.006817	$596,028	0.9%	9.43%	1.88%
Top Explorer	145,130	$11.694270	$1,697,190	1.3%	9.00%	1.86%
Oncore & Firstar Oncore Flex	94,470	$11.541444	$1,090,315	1.5%	8.79%	1.91%
Oncore & Firstar Oncore Value	340,165	$12.006817	$4,084,299	0.9%	9.43%	1.91%
Oncore & Firstar Oncore Premier	1,948,408	$11.617502	$22,635,637	1.4%	8.89%	1.92%
Oncore & Firstar Oncore Xtra	1,802,951	$11.617502	$20,945,787	1.4%	8.89%	1.92%
Oncore & Firstar Oncore Lite	792,312	$11.617502	$9,204,682	1.4%	8.89%	1.92%
Oncore Ultra	7,281	$11.617502	$84,584	1.4%	8.22%	1.92%	8/7/06

	5,266,714		$61,361,794

2005
Top Tradition	86,840	$10.849455	$942,170	1.1%	6.49%	2.11%
Top Plus	55,547	$10.971891	$609,456	0.9%	6.70%	2.04%
Top Explorer	179,272	$10.728530	$1,923,330	1.3%	6.28%	2.06%
Oncore & Firstar Oncore Flex	103,359	$10.609175	$1,096,549	1.5%	6.07%	2.04%
Oncore & Firstar Oncore Value	360,722	$10.971891	$3,957,800	0.9%	6.70%	2.11%
Oncore & Firstar Oncore Premier	2,290,071	$10.668607	$24,431,864	1.4%	6.18%	2.06%
Oncore & Firstar Oncore Xtra	1,926,248	$10.668607	$20,550,388	1.4%	6.18%	2.06%
Oncore & Firstar Oncore Lite	734,655	$10.668607	$7,837,742	1.4%	6.18%	2.06%

	5,736,714		$61,349,299

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

Janus Aspen Series — Service Shares: (continued)
Balanced Subaccount (continued)
2004
Top Tradition	85,175	$10.188011	$867,762	1.1%	7.11%	2.23%
Top Plus	62,865	$10.282656	$646,417	0.9%	7.32%	2.32%
Top Explorer	185,996	$10.094323	$1,877,508	1.3%	6.90%	2.22%
Oncore & Firstar Oncore Flex	120,930	$10.001677	$1,209,502	1.5%	6.69%	2.09%
Oncore & Firstar Oncore Value	351,147	$10.282656	$3,610,726	0.9%	7.32%	2.23%
Oncore & Firstar Oncore Premier	2,583,237	$10.047828	$25,955,914	1.4%	6.79%	2.13%
Oncore & Firstar Oncore Xtra	2,093,026	$10.047828	$21,030,365	1.4%	6.79%	2.13%
Oncore & Firstar Oncore Lite	731,854	$10.047828	$7,353,547	1.4%	6.79%	2.13%

	6,214,230		$62,551,741

2003
Top Tradition	87,012	$9.511581	$827,623	1.1%	12.49%	1.89%
Top Plus	62,173	$9.580905	$595,674	0.9%	12.71%	1.78%
Top Explorer	188,592	$9.442810	$1,780,834	1.3%	12.26%	1.84%
Oncore & Firstar Oncore Flex	145,008	$9.374671	$1,359,403	1.5%	12.04%	1.80%
Oncore & Firstar Oncore Value	367,126	$9.580905	$3,517,403	0.9%	12.71%	1.79%
Oncore & Firstar Oncore Premier	2,925,435	$9.408634	$27,524,349	1.4%	12.15%	1.79%
Oncore & Firstar Oncore Xtra	2,526,974	$9.408634	$23,775,371	1.4%	12.15%	1.79%
Oncore & Firstar Oncore Lite	750,058	$9.408634	$7,057,019	1.4%	12.15%	1.79%

	7,052,378		$66,437,676

2002
Top Tradition	74,427	$8.455853	$629,346	1.1%	-7.69%	2.24%
Top Plus	68,185	$8.500668	$579,620	0.9%	-7.51%	1.96%
Top Explorer	180,189	$8.411342	$1,515,635	1.3%	-7.87%	2.02%
Oncore & Firstar Oncore Flex	157,176	$8.367134	$1,315,109	1.5%	-8.05%	1.91%
Oncore & Firstar Oncore Value	388,415	$8.500668	$3,301,789	0.9%	-7.51%	1.96%
Oncore & Firstar Oncore Premier	3,334,140	$8.389176	$27,970,681	1.4%	-7.96%	2.06%
Oncore & Firstar Oncore Xtra	2,937,078	$8.389176	$24,639,663	1.4%	-7.96%	2.06%
Oncore & Firstar Oncore Lite	619,150	$8.389176	$5,194,162	1.4%	-7.96%	2.06%

	7,758,760		$65,146,005

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
International Growth Subaccount
2006
Top I	10,899	$15.868292	$172,955	1.1%	45.04%	1.57%
Top Tradition	43,537	$30.204391	$1,314,999	1.1%	45.04%	2.03%
Top Plus	14,907	$30.424189	$453,521	0.9%	45.33%	1.87%
Investar Vision & Top Spectrum	1,573	$15.814085	$24,881	1.4%	44.61%	2.05%
Top Explorer	24,513	$29.986607	$735,058	1.3%	44.75%	2.05%
Oncore & Firstar Oncore Flex	51,058	$12.644092	$645,582	1.5%	44.47%	2.02%
Oncore & Firstar Oncore Value	1,236,468	$13.154029	$16,264,538	0.9%	45.33%	2.07%
Oncore & Firstar Oncore Premier	1,643,327	$12.727444	$20,915,346	1.4%	44.61%	2.06%
Oncore & Firstar Oncore Xtra	2,097,322	$12.727444	$26,693,547	1.4%	44.61%	2.06%
Oncore & Firstar Oncore Lite	3,267,231	$12.727444	$41,583,504	1.4%	44.61%	2.06%
Oncore Ultra	162,982	$12.727444	$2,074,342	1.4%	26.22%	2.06%	8/7/06

	8,553,817		$110,878,273

2005
Top I	730	$10.940746	$7,982	1.1%	9.41%	5.29%	11/2/05
Top Tradition	21,603	$20.825080	$449,892	1.1%	30.51%	1.18%
Top Plus	9,531	$20.935255	$199,528	0.9%	30.77%	1.18%
Top Spectrum	1,092	$10.935612	$11,946	1.4%	9.36%	2.77%	11/2/05
Top Explorer	15,727	$20.715657	$325,802	1.3%	30.25%	1.32%
Oncore & Firstar Oncore Flex	33,250	$8.752122	$291,012	1.5%	30.00%	1.12%
Oncore & Firstar Oncore Value	478,472	$9.051443	$4,330,866	0.9%	30.77%	1.22%
Oncore & Firstar Oncore Premier	751,663	$8.801164	$6,615,512	1.4%	30.12%	1.16%
Oncore & Firstar Oncore Xtra	1,114,171	$8.801164	$9,806,004	1.4%	30.12%	1.16%
Oncore & Firstar Oncore Lite	658,627	$8.801164	$5,796,668	1.4%	30.12%	1.16%

	3,084,866		$27,835,212

2004
Top Tradition	4,102	$15.956850	$65,458	1.1%	17.39%	0.95%
Top Plus	1,674	$16.009646	$26,796	0.9%	17.63%	2.98%
Top Explorer	5,167	$15.904258	$82,173	1.3%	17.16%	1.24%
Oncore & Firstar Oncore Flex	32,254	$6.732589	$217,152	1.5%	16.93%	0.80%
Oncore & Firstar Oncore Value	196,732	$6.921832	$1,361,749	0.9%	17.63%	0.94%
Oncore & Firstar Oncore Premier	620,333	$6.763671	$4,195,727	1.4%	17.04%	0.86%
Oncore & Firstar Oncore Xtra	789,810	$6.763671	$5,342,017	1.4%	17.04%	0.86%
Oncore & Firstar Oncore Lite	207,603	$6.763671	$1,404,156	1.4%	17.04%	0.86%

	1,857,675		$12,695,228

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Janus Aspen Series — Service Shares: (continued)
International Growth Subaccount (continued)
2003
Top Tradition	150	$13.592795	$2,034	1.1%	35.93%	1.04%	5/1/03
Top Explorer	33	$13.574869	$451	1.3%	35.75%	0.70%	5/1/03
Oncore & Firstar Oncore Flex	55,592	$5.757890	$320,091	1.5%	32.55%	2.89%
Oncore & Firstar Oncore Value	136,058	$5.884653	$800,653	0.9%	33.33%	0.96%
Oncore & Firstar Oncore Premier	739,566	$5.778757	$4,273,781	1.4%	32.68%	0.88%
Oncore & Firstar Oncore Xtra	618,597	$5.778757	$3,574,719	1.4%	32.68%	0.88%
Oncore & Firstar Oncore Lite	124,741	$5.778757	$720,848	1.4%	32.68%	0.88%

	1,674,737		$9,692,577

2002
Oncore & Firstar Oncore Flex	351,975	$4.344038	$1,528,994	1.5%	-26.86%	0.94%
Oncore & Firstar Oncore Value	181,433	$4.413465	$800,750	0.9%	-26.42%	0.67%
Oncore & Firstar Oncore Premier	759,977	$4.355499	$3,310,077	1.4%	-26.78%	0.68%
Oncore & Firstar Oncore Xtra	2,998,591	$4.355499	$13,060,358	1.4%	-26.78%	0.68%
Oncore Lite	47,413	$4.355499	$206,509	1.4%	-26.78%	0.68%

	4,339,389		$18,906,688

J.P. Morgan Series Trust II:
Small Company Subaccount
2006
Top Tradition	9,414	$17.061467	$160,622	1.1%	13.76%	0.00%
Top Plus	358	$17.236701	$6,163	0.9%	13.98%	0.00%
Investar Vision	33	$11.571579	$387	1.4%	13.42%	0.00%
Top Explorer	7,941	$16.888335	$134,103	1.3%	13.53%	0.00%
Oncore & Firstar Oncore Flex	12,602	$14.026402	$176,754	1.5%	13.31%	0.00%
Oncore & Firstar Oncore Value	277,280	$14.766425	$4,094,429	0.9%	13.98%	0.00%
Oncore & Firstar Oncore Premier	401,922	$14.146719	$5,685,889	1.4%	13.42%	0.00%
Oncore & Firstar Oncore Xtra	408,916	$14.146719	$5,784,818	1.4%	13.42%	0.00%
Oncore & Firstar Oncore Lite	505,709	$14.146719	$7,154,120	1.4%	13.42%	0.00%

	1,624,175		$23,197,285

2005
Top Tradition	11,271	$14.998025	$169,049	1.1%	2.29%	0.00%
Top Plus	358	$15.122149	$5,407	0.9%	2.50%	0.00%
Top Explorer	7,189	$14.875109	$106,939	1.3%	2.09%	0.00%
Oncore & Firstar Oncore Flex	10,774	$12.378673	$133,371	1.5%	1.89%	0.00%
Oncore & Firstar Oncore Value	268,177	$12.954923	$3,474,210	0.9%	2.50%	0.00%
Oncore & Firstar Oncore Premier	472,685	$12.472601	$5,895,609	1.4%	1.99%	0.00%
Oncore & Firstar Oncore Xtra	388,876	$12.472601	$4,850,301	1.4%	1.99%	0.00%
Oncore & Firstar Oncore Lite	410,658	$12.472601	$5,121,968	1.4%	1.99%	0.00%

	1,569,988		$19,756,854

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

J.P. Morgan Series Trust II: (continued)
Small Company Subaccount (continued)
2004
Top Tradition	14,340	$14.661716	$210,245	1.1%	25.78%	0.00%
Top Plus	7	$14.753893	$101	0.9%	26.03%	0.00%
Top Explorer	9,420	$14.570212	$137,250	1.3%	25.53%	0.00%
Oncore & Firstar Oncore Flex	14,233	$12.148814	$172,911	1.5%	25.29%	0.00%
Oncore & Firstar Oncore Value	244,935	$12.639448	$3,095,843	0.9%	26.03%	0.00%
Oncore & Firstar Oncore Premier	475,235	$12.228991	$5,811,659	1.4%	25.41%	0.00%
Oncore & Firstar Oncore Xtra	418,229	$12.228991	$5,114,514	1.4%	25.41%	0.00%
Oncore & Firstar Oncore Lite	324,871	$12.228991	$3,972,841	1.4%	25.41%	0.00%

	1,501,270		$18,515,364

2003
Top Tradition	6,664	$11.656374	$77,675	1.1%	34.50%	0.00%
Top Plus	351	$11.706405	$4,114	0.9%	34.77%	0.00%
Top Explorer	2,865	$11.606593	$33,252	1.3%	34.23%	0.00%
Oncore & Firstar Oncore Flex	19,288	$9.696858	$187,032	1.5%	33.97%	0.00%
Oncore & Firstar Oncore Value	142,615	$10.028713	$1,430,248	0.9%	34.77%	0.00%
Oncore & Firstar Oncore Premier	272,609	$9.751226	$2,658,270	1.4%	34.10%	0.00%
Oncore & Firstar Oncore Xtra	235,409	$9.751226	$2,295,525	1.4%	34.10%	0.00%
Oncore & Firstar Oncore Lite	88,857	$9.751226	$866,468	1.4%	34.10%	0.00%

	768,658		$7,552,584

2002
Top Tradition	5,552	$8.666477	$48,113	1.1%	-22.51%	0.10%
Top Plus	626	$8.686498	$5,435	0.9%	-22.35%	0.00%
Top Explorer	1,556	$8.646528	$13,454	1.3%	-22.66%	0.19%
Oncore & Firstar Oncore Flex	21,130	$7.238086	$152,943	1.5%	-22.81%	0.20%
Oncore & Firstar Oncore Value	119,187	$7.441595	$886,940	0.9%	-22.35%	0.18%
Oncore & Firstar Oncore Premier	276,669	$7.271507	$2,011,799	1.4%	-22.74%	0.19%
Oncore & Firstar Oncore Xtra	206,205	$7.271507	$1,499,424	1.4%	-22.74%	0.19%
Oncore & Firstar Oncore Lite	35,249	$7.271507	$256,316	1.4%	-22.74%	0.19%

	666,174		$4,874,424

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

J.P. Morgan Series Trust II: (continued)
Mid Cap Value Subaccount
2006
Top Tradition	53,757	$20.950091	$1,126,210	1.1%	15.57%	0.59%
Top Plus	17,798	$21.165211	$376,700	0.9%	15.80%	0.66%
Investar Vision	2,049	$11.934948	$24,458	1.4%	15.23%	0.48%
Top Explorer	50,948	$20.737536	$1,056,542	1.3%	15.34%	0.62%
Oncore & Firstar Oncore Flex	20,421	$20.527414	$419,191	1.5%	15.12%	0.61%
Oncore & Firstar Oncore Value	1,145,779	$21.165211	$24,250,647	0.9%	15.80%	0.56%
Oncore & Firstar Oncore Premier	1,496,978	$20.632066	$30,885,755	1.4%	15.23%	0.56%
Oncore & Firstar Oncore Xtra	1,297,496	$20.632066	$26,770,014	1.4%	15.23%	0.56%
Oncore & Firstar Oncore Lite	2,977,195	$20.632066	$61,425,678	1.4%	15.23%	0.56%
Oncore Ultra	10,920	$20.632066	$225,303	1.4%	9.40%	0.56%	8/7/06

	7,073,341		$146,560,498

2005
Top Tradition	68,469	$18.127282	$1,241,150	1.1%	8.03%	0.19%
Top Plus	24,543	$18.277281	$448,582	0.9%	8.24%	0.18%
Investar Vision	1,488	$10.357397	$15,412	1.4%	3.57%	0.00%	11/02/05
Top Explorer	54,480	$17.978735	$979,475	1.3%	7.81%	0.17%
Oncore & Firstar Oncore Flex	22,931	$17.831615	$408,905	1.5%	7.60%	0.19%
Oncore & Firstar Oncore Value	822,286	$18.277281	$15,029,151	0.9%	8.24%	0.15%
Oncore & Firstar Oncore Premier	1,185,325	$17.904933	$21,223,165	1.4%	7.71%	0.15%
Oncore & Firstar Oncore Xtra	1,063,060	$17.904933	$19,034,019	1.4%	7.71%	0.15%
Oncore & Firstar Oncore Lite	1,903,328	$17.904933	$34,078,970	1.4%	7.71%	0.15%

	5,145,910		$92,458,829

2004
Top Tradition	42,936	$16.780309	$720,484	1.1%	19.74%	0.26%
Top Plus	19,008	$16.885789	$320,973	0.9%	19.98%	0.24%
Top Explorer	37,732	$16.675598	$629,202	1.3%	19.50%	0.23%
Oncore & Firstar Oncore Flex	17,986	$16.571704	$298,066	1.5%	19.27%	0.27%
Oncore & Firstar Oncore Value	254,317	$16.885789	$4,294,342	0.9%	19.98%	0.26%
Oncore & Firstar Oncore Premier	571,517	$16.623513	$9,500,602	1.4%	19.38%	0.25%
Oncore & Firstar Oncore Xtra	652,219	$16.623513	$10,842,172	1.4%	19.38%	0.25%
Oncore & Firstar Oncore Lite	516,511	$16.623513	$8,586,223	1.4%	19.38%	0.25%

	2,112,226		$35,192,064

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

J.P. Morgan Series Trust II: (continued)
Mid Cap Value Subaccount (continued)
2003
Top Tradition	23,192	$14.014070	$325,008	1.1%	28.22%	0.34%
Top Plus	9,801	$14.074209	$137,946	0.9%	28.47%	0.20%
Top Explorer	17,936	$13.954242	$250,289	1.3%	27.96%	0.29%
Oncore Flex	11,193	$13.894758	$155,518	1.5%	27.71%	0.37%
Oncore & Firstar Oncore Value	91,955	$14.074209	$1,294,198	0.9%	28.47%	0.27%
Oncore & Firstar Oncore Premier	209,131	$13.924440	$2,912,030	1.4%	27.84%	0.28%
Oncore & Firstar Oncore Xtra	295,312	$13.924440	$4,112,057	1.4%	27.84%	0.28%
Oncore & Firstar Oncore Lite	128,380	$13.924440	$1,787,620	1.4%	27.84%	0.28%

	786,900		$10,974,666

2002
Top Tradition	18,428	$10.929952	$201,413	1.1%	-0.28%	0.03%
Top Plus	2,940	$10.955173	$32,213	0.9%	-0.08%	0.01%
Top Explorer	11,555	$10.904797	$126,009	1.3%	-0.48%	0.04%
Oncore Flex	15,626	$10.879760	$170,009	1.5%	-0.67%	0.04%
Oncore & Firstar Oncore Value	29,825	$10.955173	$326,735	0.9%	-0.08%	0.03%
Oncore & Firstar Oncore Premier	100,375	$10.892268	$1,093,306	1.4%	-0.57%	0.05%
Oncore & Firstar Oncore Xtra	126,635	$10.892268	$1,379,345	1.4%	-0.57%	0.05%
Oncore & Firstar Oncore Lite	27,090	$10.892268	$295,071	1.4%	-0.57%	0.05%

	332,474		$3,624,101

AllianceBernstein Variable Series Product Fund, Inc. — Class B (note 4):
Global Bond Subaccount
2006
Oncore Value	6,661	$12.497051	$83,239	0.9%	3.71%	1.46%
Oncore & Firstar Oncore Premier	6,939	$12.042043	$83,560	1.4%	3.20%	1.32%
Oncore & Firstar Oncore Xtra	14,105	$12.042043	$169,854	1.4%	3.20%	1.32%

	27,705		$336,653

2005
Oncore Flex	109	$11.593853	$1,259	1.5%	-9.22%	9.31%
Oncore Value	8,959	$12.049779	$107,951	0.9%	-8.69%	8.88%
Oncore & Firstar Oncore Premier	7,251	$11.668441	$84,612	1.4%	-9.13%	9.00%
Oncore Xtra	14,360	$11.668441	$167,558	1.4%	-9.13%	9.00%

	30,679		$361,380

2004
Oncore Flex	329	$12.771964	$4,207	1.5%	7.71%	4.78%
Oncore Value	8,961	$13.195901	$118,245	0.9%	8.36%	5.52%
Oncore & Firstar Oncore Premier	9,172	$12.841488	$117,787	1.4%	7.82%	5.68%
Oncore Xtra	12,022	$12.841488	$154,379	1.4%	7.82%	5.68%

	30,484		$394,618

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

AllianceBernstein Variable Series Product Fund, Inc. — Class B (note 4): (continued)
Global Bond Subaccount (continued)
2003
Oncore Flex	484	$11.857282	$5,734	1.5%	11.41%	5.58%
Oncore Value	9,103	$12.178251	$110,857	0.9%	12.07%	5.84%
Oncore & Firstar Oncore Premier	11,291	$11.910051	$134,483	1.4%	11.52%	6.07%
Oncore Xtra	13,998	$11.910051	$166,714	1.4%	11.52%	6.07%

	34,876		$417,788

2002
Oncore Flex	688	$10.643034	$7,327	1.5%	14.87%	0.95%
Oncore Value	9,238	$10.866508	$100,380	0.9%	15.55%	0.99%
Oncore & Firstar Oncore Premier	18,234	$10.679870	$194,738	1.4%	14.98%	0.91%
Oncore & Firstar Oncore Xtra	17,308	$10.679870	$184,845	1.4%	14.98%	0.91%

	45,468		$487,290

Growth & Income Subaccount
2006
Oncore Flex	1,824	$12.599638	$22,983	1.5%	15.26%	1.25%
Oncore Value	3,689	$13.172788	$48,591	0.9%	15.94%	1.07%
Oncore & Firstar Oncore Premier	50,025	$12.693113	$634,970	1.4%	15.37%	1.17%
Oncore & Firstar Oncore Xtra	47,650	$12.693113	$604,823	1.4%	15.37%	1.17%
Oncore Lite	3,163	$12.693113	$40,154	1.4%	15.37%	1.17%

	106,351		$1,351,521

2005
Oncore & Firstar Oncore Flex	5,297	$10.931504	$57,903	1.5%	3.05%	1.26%
Oncore Value	5,785	$11.361422	$65,725	0.9%	3.67%	1.28%
Oncore & Firstar Oncore Premier	69,499	$11.001805	$764,614	1.4%	3.16%	1.31%
Oncore & Firstar Oncore Xtra	44,739	$11.001805	$492,212	1.4%	3.16%	1.31%
Oncore Lite	4,733	$11.001805	$52,075	1.4%	3.16%	1.31%

	130,053		$1,432,529

2004
Oncore & Firstar Oncore Flex	7,338	$10.607514	$77,837	1.5%	9.57%	0.72%
Oncore & Firstar Oncore Value	6,254	$10.959703	$68,545	0.9%	10.23%	0.85%
Oncore & Firstar Oncore Premier	92,775	$10.665247	$989,464	1.4%	9.68%	0.74%
Oncore & Firstar Oncore Xtra	48,168	$10.665247	$513,725	1.4%	9.68%	0.74%
Oncore Lite	4,881	$10.665247	$52,054	1.4%	9.68%	0.74%

	159,416		$1,701,625

2003
Oncore & Firstar Oncore Flex	8,265	$9.680716	$80,015	1.5%	30.23%	0.80%
Oncore & Firstar Oncore Value	9,831	$9.942851	$97,749	0.9%	31.01%	0.91%
Oncore & Firstar Oncore Premier	102,467	$9.723783	$996,355	1.4%	30.36%	0.82%
Oncore & Firstar Oncore Xtra	44,288	$9.723783	$430,650	1.4%	30.36%	0.82%
Oncore Lite	4,712	$9.723783	$45,818	1.4%	30.36%	0.82%

	169,563		$1,650,587

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

AllianceBernstein Variable Series Product Fund, Inc. — Class B (note 4): (continued)
Growth & Income Subaccount (continued)
2002
Oncore & Firstar Oncore Flex	11,739	$7.433432	$87,264	1.5%	-23.42%	0.54%
Oncore & Firstar Oncore Value	10,093	$7.589638	$76,599	0.9%	-22.96%	0.57%
Oncore & Firstar Oncore Premier	121,016	$7.459150	$902,673	1.4%	-23.34%	0.57%
Oncore & Firstar Oncore Xtra	76,208	$7.459150	$568,450	1.4%	-23.34%	0.57%
Oncore Lite	4,761	$7.459150	$35,510	1.4%	-23.34%	0.57%

	223,817		$1,670,496

Small Cap Growth Subaccount
2006
Oncore & Firstar Oncore Value	1,144	$14.934115	$17,086	0.9%	9.52%	0.00%
Oncore & Firstar Oncore Premier	8,282	$14.390162	$119,175	1.4%	8.98%	0.00%
Oncore Xtra	1,348	$14.390162	$19,394	1.4%	8.98%	0.00%

	10,774		$155,655

2005
Oncore & Firstar Oncore Value	1,693	$13.635838	$23,091	0.9%	3.92%	0.00%
Oncore & Firstar Oncore Premier	13,925	$13.204143	$183,871	1.4%	3.41%	0.00%
Oncore Xtra	1,365	$13.204143	$18,010	1.4%	3.41%	0.00%

	16,983		$224,972

2004
Oncore & Firstar Oncore Value	1,668	$13.120908	$21,888	0.9%	13.36%	0.00%
Oncore & Firstar Oncore Premier	16,273	$12.768290	$207,768	1.4%	12.80%	0.00%
Oncore Xtra	1,735	$12.768290	$22,156	1.4%	12.80%	0.00%

	19,676		$251,812

2003
Oncore & Firstar Oncore Value	1,766	$11.574351	$20,439	0.9%	47.35%	0.00%
Oncore & Firstar Oncore Premier	20,043	$11.319260	$226,879	1.4%	46.62%	0.00%
Oncore Xtra	2,116	$11.319260	$23,951	1.4%	46.62%	0.00%

	23,925		$271,269

2002
Oncore & Firstar Oncore Value	1,733	$7.855064	$13,614	0.9%	-32.67%	0.00%
Oncore & Firstar Oncore Premier	22,103	$7.719950	$170,633	1.4%	-33.00%	0.00%
Oncore Xtra	2,407	$7.719950	$18,583	1.4%	-33.00%	0.00%

	26,243		$202,830

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class:
New Discovery Subaccount
2006
Top Tradition	2,506	$12.539731	$31,428	1.1%	11.70%	0.00%
Top Plus	241	$12.668542	$3,047	0.9%	11.93%	0.00%
Investar Vision & Top Spectrum	6,065	$15.539169	$94,251	1.4%	11.37%	0.00%
Top Explorer	2,263	$12.412427	$28,088	1.3%	11.48%	0.00%
Oncore Flex	967	$12.286635	$11,878	1.5%	11.27%	0.00%
Oncore & Firstar Oncore Value	50,574	$12.668542	$640,702	0.9%	11.93%	0.00%
Oncore & Firstar Oncore Premier	76,140	$12.349275	$940,286	1.4%	11.37%	0.00%
Oncore & Firstar Oncore Xtra	47,922	$12.349275	$591,797	1.4%	11.37%	0.00%
Oncore & Firstar Oncore Lite	54,284	$12.349275	$670,367	1.4%	11.37%	0.00%
Oncore Ultra	1,597	$12.349275	$19,719	1.4%	17.39%	0.00%	8/7/06

	242,559		$3,031,563

2005
Top Tradition	2,664	$11.225808	$29,907	1.1%	3.89%	0.00%
Top Plus	571	$11.318722	$6,457	0.9%	4.10%	0.00%
Investar Vision & Top Spectrum	6,065	$13.952143	$84,625	1.4%	3.58%	0.00%
Top Explorer	10,246	$11.133753	$114,072	1.3%	3.69%	0.00%
Oncore & Firstar Oncore Value	49,231	$11.318722	$557,234	0.9%	4.10%	0.00%
Oncore & Firstar Oncore Premier	77,781	$11.088033	$862,434	1.4%	3.58%	0.00%
Oncore & Firstar Oncore Xtra	58,523	$11.088033	$648,905	1.4%	3.58%	0.00%
Oncore & Firstar Oncore Lite	39,581	$11.088033	$438,878	1.4%	3.58%	0.00%

	244,662		$2,742,512

2004
Top Tradition	4,849	$10.805330	$52,395	1.1%	5.05%	0.00%
Top Plus	571	$10.873273	$6,203	0.9%	5.26%	0.00%
Investar Vision & Top Spectrum	6,065	$13.469273	$81,696	1.4%	4.74%	0.00%
Top Explorer	10,550	$10.737853	$113,280	1.3%	4.84%	0.00%
Oncore & Firstar Oncore Flex	1,454	$10.670943	$15,519	1.5%	4.64%	0.00%
Oncore & Firstar Oncore Value	19,767	$10.873273	$214,928	0.9%	5.26%	0.00%
Oncore & Firstar Oncore Premier	83,654	$10.704295	$895,461	1.4%	4.74%	0.00%
Oncore & Firstar Oncore Xtra	54,972	$10.704295	$588,439	1.4%	4.74%	0.00%
Oncore & Firstar Oncore Lite	41,765	$10.704295	$447,063	1.4%	4.74%	0.00%

	223,647		$2,414,984

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class: (continued)
New Discovery Subaccount (continued)
2003
Top Tradition	7,421	$10.285838	$76,332	1.1%	31.98%	0.00%
Top Plus	571	$10.329989	$5,893	0.9%	32.24%	0.00%
Investar Vision & Top Spectrum	832	$12.859907	$10,698	1.4%	31.59%	0.00%
Top Explorer	9,663	$10.241899	$98,964	1.3%	31.72%	0.00%
Oncore & Firstar Oncore Flex	1,455	$10.198239	$14,834	1.5%	31.46%	0.00%
Oncore & Firstar Oncore Value	24,472	$10.329989	$252,796	0.9%	32.24%	0.00%
Oncore & Firstar Oncore Premier	110,180	$10.220014	$1,126,064	1.4%	31.59%	0.00%
Oncore & Firstar Oncore Xtra	43,538	$10.220014	$444,956	1.4%	31.59%	0.00%
Oncore & Firstar Oncore Lite	33,090	$10.220014	$338,178	1.4%	31.59%	0.00%

	231,222		$2,368,715

2002
Top Tradition	5,703	$7.793469	$44,446	1.1%	-32.54%	0.00%
Top Plus	459	$7.811473	$3,583	0.9%	-32.41%	0.00%
Top Explorer	6,130	$7.775513	$47,667	1.3%	-32.68%	0.00%
Oncore & Firstar Oncore Flex	1,455	$7.757636	$11,286	1.5%	-32.81%	0.00%
Oncore & Firstar Oncore Value	21,801	$7.811473	$170,301	0.9%	-32.41%	0.00%
Oncore & Firstar Oncore Premier	75,537	$7.766559	$586,659	1.4%	-32.74%	0.00%
Oncore & Firstar Oncore Xtra	17,239	$7.766559	$133,889	1.4%	-32.74%	0.00%
Oncore & Firstar Oncore Lite	27,475	$7.766559	$213,384	1.4%	-32.74%	0.00%

	155,799		$1,211,215

Investors Growth Subaccount
2006
Top Tradition	2,060	$10.956952	$22,576	1.1%	6.14%	0.00%
Top Plus	3,866	$11.069521	$42,790	0.9%	6.35%	0.00%
Top Explorer	1,563	$10.845711	$16,957	1.3%	5.93%	0.00%
Oncore Flex	2,331	$10.735763	$25,026	1.5%	5.72%	0.00%
Oncore Value	52,228	$11.069521	$578,140	0.9%	6.35%	0.00%
Oncore & Firstar Oncore Premier	126,187	$10.790536	$1,361,614	1.4%	5.83%	0.00%
Oncore & Firstar Oncore Xtra	184,333	$10.790536	$1,989,054	1.4%	5.83%	0.00%
Oncore & Firstar Oncore Lite	72,462	$10.790536	$781,903	1.4%	5.83%	0.00%
Oncore Ultra	771	$10.790536	$8,324	1.4%	11.30%	0.00%	8/7/06

	445,801		$4,826,384

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
Investors Growth Subaccount (continued)
2005
Top Tradition	2,307	$10.323124	$23,818	1.1%	3.10%	0.16%
Top Plus	6,523	$10.408592	$67,898	0.9%	3.30%	0.15%
Top Explorer	2,544	$10.238472	$26,051	1.3%	2.89%	0.11%
Oncore Flex	2,334	$10.154653	$23,702	1.5%	2.69%	0.15%
Oncore & Firstar Oncore Value	49,450	$10.408592	$514,706	0.9%	3.30%	0.12%
Oncore & Firstar Oncore Premier	144,380	$10.196440	$1,472,160	1.4%	2.79%	0.14%
Oncore & Firstar Oncore Xtra	193,837	$10.196440	$1,976,449	1.4%	2.79%	0.14%
Oncore & Firstar Oncore Lite	44,799	$10.196440	$456,783	1.4%	2.79%	0.14%

	446,174		$4,561,567

2004
Top Tradition	4,968	$10.013159	$49,749	1.1%	7.80%	0.00%
Top Plus	6,338	$10.076135	$63,860	0.9%	8.01%	0.00%
Top Explorer	1,451	$9.950631	$14,434	1.3%	7.58%	0.00%
Oncore Flex	1,485	$9.888605	$14,686	1.5%	7.37%	0.00%
Oncore & Firstar Oncore Value	38,931	$10.076135	$392,269	0.9%	8.01%	0.00%
Oncore & Firstar Oncore Premier	160,946	$9.919542	$1,596,520	1.4%	7.48%	0.00%
Oncore & Firstar Oncore Xtra	147,730	$9.919542	$1,465,413	1.4%	7.48%	0.00%
Oncore & Firstar Oncore Lite	47,262	$9.919542	$468,813	1.4%	7.48%	0.00%

	409,111		$4,065,744

2003
Top Tradition	4,377	$9.288989	$40,661	1.1%	21.27%	0.00%
Top Plus	3,715	$9.328880	$34,654	0.9%	21.51%	0.00%
Top Explorer	1,954	$9.249306	$18,072	1.3%	21.03%	0.00%
Oncore Flex	387	$9.209858	$3,569	1.5%	20.79%	0.00%
Oncore Value	38,894	$9.328880	$362,839	0.9%	21.51%	0.00%
Oncore & Firstar Oncore Premier	97,785	$9.229545	$902,504	1.4%	20.91%	0.00%
Oncore & Firstar Oncore Xtra	92,928	$9.229545	$857,685	1.4%	20.91%	0.00%
Oncore & Firstar Oncore Lite	31,333	$9.229545	$289,192	1.4%	20.91%	0.00%

	271,373		$2,509,176

2002
Top Tradition	3,427	$7.659680	$26,248	1.1%	-28.50%	0.00%
Top Plus	3,906	$7.677381	$29,990	0.9%	-28.36%	0.00%
Top Explorer	1,309	$7.642033	$10,006	1.3%	-28.64%	0.00%
Oncore Flex	195	$7.624457	$1,485	1.5%	-28.79%	0.00%
Oncore Value	12,078	$7.677381	$92,731	0.9%	-28.36%	0.00%
Oncore & Firstar Oncore Premier	52,655	$7.633237	$401,929	1.4%	-28.72%	0.00%
Oncore & Firstar Oncore Xtra	23,728	$7.633237	$181,120	1.4%	-28.72%	0.00%
Oncore & Firstar Oncore Lite	9,047	$7.633237	$69,057	1.4%	-28.72%	0.00%

	106,345		$812,566

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class: (continued)
Mid Cap Growth Subaccount
2006
Top Tradition	7,718	$9.776518	$75,456	1.1%	1.19%	0.00%
Top Plus	7,385	$9.876987	$72,946	0.9%	1.39%	0.00%
Investar Vision & Top Spectrum	1,023	$15.462066	$15,815	1.4%	0.89%	0.00%
Top Explorer	28,329	$9.677244	$274,146	1.3%	0.99%	0.00%
Oncore & Firstar Oncore Flex	4,911	$9.579140	$47,047	1.5%	0.79%	0.00%
Oncore & Firstar Oncore Value	190,828	$9.876987	$1,884,802	0.9%	1.39%	0.00%
Oncore & Firstar Oncore Premier	357,007	$9.627990	$3,437,269	1.4%	0.89%	0.00%
Oncore & Firstar Oncore Xtra	188,960	$9.627990	$1,819,301	1.4%	0.89%	0.00%
Oncore & Firstar Oncore Lite	493,294	$9.627990	$4,749,430	1.4%	0.89%	0.00%
Oncore Ultra	39,056	$9.627990	$376,027	1.4%	9.09%	0.00%	8/7/06

	1,318,511		$12,752,239

2005
Top Tradition	8,035	$9.661860	$77,632	1.1%	1.74%	0.00%
Top Plus	7,619	$9.741876	$74,224	0.9%	1.94%	0.00%
Investar Vision & Top Spectrum	1,131	$15.325981	$17,334	1.4%	1.44%	0.00%
Top Explorer	30,195	$9.582619	$289,345	1.3%	1.54%	0.00%
Oncore Flex	2,640	$9.504178	$25,089	1.5%	1.34%	0.00%
Oncore & Firstar Oncore Value	50,988	$9.741876	$496,723	0.9%	1.94%	0.00%
Oncore & Firstar Oncore Premier	230,285	$9.543251	$2,197,664	1.4%	1.44%	0.00%
Oncore & Firstar Oncore Xtra	98,195	$9.543251	$937,103	1.4%	1.44%	0.00%
Oncore & Firstar Oncore Lite	69,956	$9.543251	$667,604	1.4%	1.44%	0.00%

	499,044		$4,782,718

2004
Top Tradition	9,905	$9.496516	$94,067	1.1%	13.13%	0.00%
Top Plus	6,140	$9.556262	$58,680	0.9%	13.36%	0.00%
Investar Vision & Top Spectrum	1,757	$15.108281	$26,538	1.4%	12.80%	0.00%
Top Explorer	15,501	$9.437194	$146,290	1.3%	12.91%	0.00%
Oncore & Firstar Oncore Flex	7,456	$9.378381	$69,921	1.5%	12.68%	0.00%
Oncore & Firstar Oncore Value	42,864	$9.556262	$409,622	0.9%	13.36%	0.00%
Oncore & Firstar Oncore Premier	237,675	$9.407690	$2,235,958	1.4%	12.80%	0.00%
Oncore & Firstar Oncore Xtra	119,645	$9.407690	$1,125,586	1.4%	12.80%	0.00%
Oncore & Firstar Oncore Lite	54,171	$9.407690	$509,628	1.4%	12.80%	0.00%

	495,114		$4,676,290

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class: (continued)
Mid Cap Growth Subaccount (continued)
2003
Top Tradition	8,022	$8.394263	$67,335	1.1%	35.12%	0.00%
Top Plus	14,883	$8.430327	$125,468	0.9%	35.39%	0.00%
Top Explorer	6,691	$8.358381	$55,927	1.3%	34.86%	0.00%
Oncore & Firstar Oncore Flex	7,240	$8.322741	$60,260	1.5%	34.59%	0.00%
Oncore & Firstar Oncore Value	31,657	$8.430327	$266,876	0.9%	35.39%	0.00%
Oncore & Firstar Oncore Premier	163,533	$8.340512	$1,363,954	1.4%	34.72%	0.00%
Oncore & Firstar Oncore Xtra	69,757	$8.340512	$581,805	1.4%	34.72%	0.00%
Oncore & Firstar Oncore Lite	32,903	$8.340512	$274,426	1.4%	34.72%	0.00%

	334,686		$2,796,051

2002
Top Tradition	1,979	$6.212309	$12,296	1.1%	-44.05%	0.00%
Top Plus	660	$6.226681	$4,109	0.9%	-43.94%	0.00%
Top Explorer	110	$6.197979	$681	1.3%	-44.16%	0.00%
Oncore & Firstar Oncore Flex	4,185	$6.183729	$25,882	1.5%	-44.27%	0.00%
Oncore & Firstar Oncore Value	12,149	$6.226681	$75,649	0.9%	-43.94%	0.00%
Oncore & Firstar Oncore Premier	57,352	$6.190843	$355,056	1.4%	-44.22%	0.00%
Oncore & Firstar Oncore Xtra	27,359	$6.190843	$169,373	1.4%	-44.22%	0.00%
Oncore & Firstar Oncore Lite	17,411	$6.190843	$107,790	1.4%	-44.22%	0.00%

	121,205		$750,836

Total Return Subaccount
2006
Top Tradition	90,029	$13.560219	$1,220,810	1.1%	10.41%	2.30%
Top Plus	82,282	$13.699522	$1,127,228	0.9%	10.63%	2.29%
Investar Vision & Top Spectrum	27,199	$14.205597	$386,384	1.4%	10.09%	2.33%
Top Explorer	81,353	$13.422599	$1,091,975	1.3%	10.19%	2.23%
Oncore & Firstar Oncore Flex	48,364	$13.286570	$642,589	1.5%	9.98%	2.20%
Oncore & Firstar Oncore Value	679,107	$13.699522	$9,303,437	0.9%	10.63%	2.11%
Oncore & Firstar Oncore Premier	2,227,641	$13.354330	$29,748,644	1.4%	10.09%	2.17%
Oncore & Firstar Oncore Xtra	1,135,745	$13.354330	$15,167,119	1.4%	10.09%	2.17%
Oncore & Firstar Oncore Lite	1,086,554	$13.354330	$14,510,198	1.4%	10.09%	2.17%
Oncore Ultra	16,815	$13.354330	$224,559	1.4%	8.08%	2.17%	8/7/06

	5,475,089		$73,422,943

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income
	Units***	Unit	Value	Expenses*	Return**	Ratio****

MFS Variable Insurance Trust — Service Class: (continued)
Total Return Subaccount (continued)
2005
Top Tradition	123,025	$12.281462	$1,510,931	1.1%	1.48%	1.91%
Top Plus	110,150	$12.383129	$1,364,001	0.9%	1.69%	1.85%
Investar Vision & Top Spectrum	36,869	$12.904044	$475,760	1.4%	1.18%	1.72%
Top Explorer	98,575	$12.180780	$1,200,714	1.3%	1.28%	1.80%
Oncore & Firstar Oncore Flex	52,087	$12.081085	$629,264	1.5%	1.09%	2.01%
Oncore & Firstar Oncore Value	668,633	$12.383129	$8,279,765	0.9%	1.69%	1.72%
Oncore & Firstar Oncore Premier	2,562,775	$12.130767	$31,088,426	1.4%	1.18%	1.82%
Oncore & Firstar Oncore Xtra	1,389,861	$12.130767	$16,860,079	1.4%	1.18%	1.82%
Oncore & Firstar Oncore Lite	954,019	$12.130767	$11,572,998	1.4%	1.18%	1.82%

	5,995,994		$72,981,938

2004
Top Tradition	117,586	$12.101817	$1,423,003	1.1%	9.82%	1.48%
Top Plus	114,704	$12.177912	$1,396,858	0.9%	10.03%	1.52%
Investar Vision & Top Spectrum	28,501	$12.752922	$363,471	1.4%	9.49%	1.04%
Top Explorer	95,731	$12.026280	$1,151,292	1.3%	9.60%	1.45%
Oncore & Firstar Oncore Flex	64,564	$11.951339	$771,621	1.5%	9.38%	1.52%
Oncore & Firstar Oncore Value	463,212	$12.177912	$5,640,952	0.9%	10.03%	1.43%
Oncore & Firstar Oncore Premier	2,269,205	$11.988710	$27,204,845	1.4%	9.49%	1.48%
Oncore & Firstar Oncore Xtra	1,424,045	$11.988710	$17,072,462	1.4%	9.49%	1.48%
Oncore & Firstar Oncore Lite	699,452	$11.988710	$8,385,524	1.4%	9.49%	1.48%

	5,277,000		$63,410,028

2003
Top Tradition	104,144	$11.020053	$1,147,670	1.1%	14.74%	1.54%
Top Plus	97,808	$11.067354	$1,082,480	0.9%	14.97%	1.76%
Investar Vision & Top Spectrum	8,712	$11.647527	$101,470	1.4%	14.40%	1.49%
Top Explorer	80,644	$10.972988	$884,901	1.3%	14.52%	1.60%
Oncore & Firstar Oncore Flex	72,156	$10.926217	$788,388	1.5%	14.29%	1.24%
Oncore & Firstar Oncore Value	321,878	$11.067354	$3,562,335	0.9%	14.97%	1.45%
Oncore & Firstar Oncore Premier	1,838,602	$10.949550	$20,131,879	1.4%	14.40%	1.40%
Oncore & Firstar Oncore Xtra	1,010,353	$10.949550	$11,062,910	1.4%	14.40%	1.40%
Oncore & Firstar Oncore Lite	351,659	$10.949550	$3,850,511	1.4%	14.40%	1.40%

	3,885,956		$42,612,544

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

MFS Variable Insurance Trust — Service Class: (continued)
Total Return Subaccount (continued)
2002
Top Tradition	77,880	$9.604094	$747,972	1.1%	-6.38%	1.41%
Top Plus	71,435	$9.626258	$687,653	0.9%	-6.20%	0.94%
Investar Vision & Top Spectrum	4,080	$10.181083	$41,535	1.4%	1.81%	0.00%	8/1/02
Top Explorer	37,201	$9.581997	$356,461	1.3%	-6.57%	1.37%
Oncore & Firstar Oncore Flex	44,426	$9.559994	$424,713	1.5%	-6.75%	0.70%
Oncore & Firstar Oncore Value	174,723	$9.626258	$1,681,931	0.9%	-6.20%	0.95%
Oncore & Firstar Oncore Premier	848,217	$9.570975	$8,118,255	1.4%	-6.66%	0.97%
Oncore & Firstar Oncore Xtra	466,512	$9.570975	$4,464,978	1.4%	-6.66%	0.97%
Oncore & Firstar Oncore Lite	163,094	$9.570975	$1,560,965	1.4%	-6.66%	0.97%

	1,887,568		$18,084,463

First American Insurance Portfolios, Inc. (Class IB) (note 4):
Corporate Bond Subaccount
2003
Investar Vision & Top Spectrum	53,559	$12.851835	$688,329	1.4%	6.54%	3.67%
Firstar Oncore Flex	1,462	$12.171651	$17,792	1.5%	6.44%	3.70%
Firstar Oncore Value	1,451	$12.531629	$18,186	0.9%	7.07%	3.98%
Firstar Oncore Premier	59,269	$12.230767	$724,910	1.4%	6.54%	4.25%
Firstar Oncore Xtra	63,146	$12.230767	$772,326	1.4%	6.54%	4.25%
Firstar Oncore Lite	50,022	$12.230767	$611,805	1.4%	6.54%	4.25%

	228,909		$2,833,348

2002
Investar Vision & Top Spectrum	67,190	$12.062575	$810,494	1.4%	4.60%	4.41%
Firstar Oncore Flex	2,784	$11.435421	$31,832	1.5%	4.50%	1.68%
Firstar Oncore Value	1,763	$11.704016	$20,635	0.9%	5.12%	4.67%
Firstar Oncore Premier	58,239	$11.479639	$668,555	1.4%	4.60%	4.43%
Firstar Oncore Xtra	55,735	$11.479639	$639,817	1.4%	4.60%	4.43%
Firstar Oncore Lite	48,688	$11.479639	$558,923	1.4%	4.60%	4.43%

	234,399		$2,730,256

Equity Income Subaccount
2003
Investar Vision & Top Spectrum	309,372	$13.986596	$4,327,059	1.4%	24.92%	1.67%
Firstar Oncore Flex	11,011	$9.267727	$102,048	1.5%	24.80%	1.75%
Firstar Oncore Value	48,399	$9.541858	$461,815	0.9%	25.54%	1.70%
Firstar Oncore Premier	408,713	$9.312748	$3,806,249	1.4%	24.92%	1.89%
Firstar Oncore Xtra	197,781	$9.312748	$1,841,880	1.4%	24.92%	1.89%
Firstar Oncore Lite	72,131	$9.312748	$671,740	1.4%	24.92%	1.89%

	1,047,407		$11,210,791

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

First American Insurance Portfolios, Inc. (Class IB) (note 4): (continued)
Equity Income Subaccount (continued)
2002
Investar Vision & Top Spectrum	365,994	$11.196201	$4,097,744	1.4%	-18.48%	1.64%
Firstar Oncore Flex	13,676	$7.426072	$101,557	1.5%	-18.56%	1.47%
Firstar Oncore Value	57,292	$7.600579	$435,452	0.9%	-18.07%	1.95%
Firstar Oncore Premier	400,681	$7.454809	$2,987,002	1.4%	-18.48%	2.01%
Firstar Oncore Xtra	199,422	$7.454809	$1,486,652	1.4%	-18.48%	2.01%
Firstar Oncore Lite	41,568	$7.454809	$309,885	1.4%	-18.48%	2.01%

	1,078,633		$9,418,292

PIMCO Variable Insurance Trust — Administrative Shares:
Real Return Subaccount
2006
Top I	268	$10.037231	$2,685	1.1%	-0.38%	4.14%
Top Tradition	75,554	$12.457193	$941,185	1.1%	-0.38%	4.18%
Top Plus	73,608	$12.566552	$924,994	0.9%	-0.18%	4.35%
Investar Vision & Top Spectrum	7,567	$12.295258	$93,032	1.4%	-0.67%	4.20%
Top Explorer	122,592	$12.349018	$1,513,894	1.3%	-0.57%	4.40%
Oncore & Firstar Oncore Flex	31,833	$12.241908	$389,695	1.5%	-0.77%	4.09%
Oncore & Firstar Oncore Value	2,654,325	$12.566552	$33,355,708	0.9%	-0.18%	4.32%
Oncore & Firstar Oncore Premier	4,045,717	$12.295258	$49,743,160	1.4%	-0.67%	4.26%
Oncore & Firstar Oncore Xtra	3,363,850	$12.295258	$41,359,399	1.4%	-0.67%	4.26%
Oncore & Firstar Oncore Lite	4,989,096	$12.295258	$61,342,225	1.4%	-0.67%	4.26%
Oncore Ultra	12,426	$12.295258	$152,781	1.4%	-1.18%	4.26%	8/7/06

	15,376,836		$189,818,758

2005
Top Tradition	74,919	$12.504455	$936,817	1.1%	0.99%	2.79%
Top Plus	52,018	$12.589324	$654,871	0.9%	1.19%	2.74%
Investar Vision & Top Spectrum	7,103	$12.378441	$87,921	1.4%	0.69%	2.64%
Top Explorer	68,471	$12.420313	$850,426	1.3%	0.79%	2.70%
Oncore & Firstar Oncore Flex	41,815	$12.336855	$515,866	1.5%	0.59%	2.53%
Oncore & Firstar Oncore Value	1,679,093	$12.589324	$21,138,648	0.9%	1.19%	3.00%
Oncore & Firstar Oncore Premier	3,082,173	$12.378441	$38,152,497	1.4%	0.69%	2.90%
Oncore & Firstar Oncore Xtra	2,768,850	$12.378441	$34,274,050	1.4%	0.69%	2.90%
Oncore & Firstar Oncore Lite	3,648,614	$12.378441	$45,164,164	1.4%	0.69%	2.90%

	11,423,056		$141,775,260

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Real Return Subaccount (continued)
2004
Top Tradition	57,850	$12.381890	$716,297	1.1%	7.73%	0.95%
Top Plus	41,648	$12.441318	$518,155	0.9%	7.94%	0.95%
Investar Vision & Top Spectrum	6,996	$12.293387	$85,999	1.4%	7.41%	0.95%
Top Explorer	65,261	$12.322822	$804,197	1.3%	7.52%	1.01%
Oncore & Firstar Oncore Flex	50,207	$12.264135	$615,750	1.5%	7.30%	0.97%
Oncore & Firstar Oncore Value	561,294	$12.441318	$6,983,237	0.9%	7.94%	1.16%
Oncore & Firstar Oncore Premier	1,548,335	$12.293387	$19,034,280	1.4%	7.41%	1.06%
Oncore & Firstar Oncore Xtra	1,657,418	$12.293387	$20,375,283	1.4%	7.41%	1.06%
Oncore & Firstar Oncore Lite	1,317,123	$12.293387	$16,191,902	1.4%	7.41%	1.06%

	5,306,132		$65,325,100

2003
Top Tradition	60,928	$11.493370	$700,273	1.1%	7.67%	2.71%
Top Plus	40,178	$11.525641	$463,080	0.9%	7.88%	2.23%
Investar Vision & Top Spectrum	5,612	$11.445189	$64,228	1.4%	7.35%	2.41%
Top Explorer	47,963	$11.461227	$549,719	1.3%	7.46%	2.61%
Oncore & Firstar Oncore Flex	48,829	$11.429238	$558,075	1.5%	7.25%	2.41%
Oncore & Firstar Oncore Value	174,108	$11.525641	$2,006,709	0.9%	7.88%	2.16%
Oncore & Firstar Oncore Premier	993,812	$11.445189	$11,374,353	1.4%	7.35%	2.34%
Oncore & Firstar Oncore Xtra	762,023	$11.445189	$8,721,501	1.4%	7.35%	2.34%
Oncore & Firstar Oncore Lite	463,243	$11.445189	$5,301,900	1.4%	7.35%	2.34%

	2,596,696		$29,739,838

2002
Top Tradition	33,034	$10.674607	$352,623	1.1%	6.75%	1.44%	8/1/02
Top Plus	6,412	$10.683401	$68,505	0.9%	6.83%	1.12%	8/1/02
Investar Vision	1,781	$10.661440	$18,990	1.4%	6.61%	0.93%	8/1/02
Top Explorer	23,722	$10.665826	$253,014	1.3%	6.66%	1.37%	8/1/02
Oncore & Firstar Oncore Flex	9,001	$10.657072	$95,929	1.5%	6.57%	1.18%	8/1/02
Oncore & Firstar Oncore Value	30,817	$10.683401	$329,229	0.9%	6.83%	1.36%	8/1/02
Oncore & Firstar Oncore Premier	543,705	$10.661440	$5,796,675	1.4%	6.61%	1.41%	8/1/02
Oncore & Firstar Oncore Xtra	338,497	$10.661440	$3,608,861	1.4%	6.61%	1.41%	8/1/02
Oncore & Firstar Oncore Lite	78,966	$10.661440	$841,896	1.4%	6.61%	1.41%	8/1/02

	1,065,935		$11,365,722

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Total Return Subaccount
2006
Top I	133	$10.424276	$1,388	1.1%	2.72%	4.29%
Top Tradition	59,001	$11.706171	$690,678	1.1%	2.72%	4.29%
Top Plus	40,019	$11.808941	$472,584	0.9%	2.93%	4.25%
Investar Vision & Top Spectrum	2,467	$11.554016	$28,503	1.4%	2.42%	4.04%
Top Explorer	52,289	$11.604508	$606,790	1.3%	2.52%	4.25%
Oncore & Firstar Oncore Flex	87,231	$11.503847	$1,003,487	1.5%	2.32%	5.06%
Oncore & Firstar Oncore Value	1,377,798	$11.808941	$16,270,338	0.9%	2.93%	4.57%
Oncore & Firstar Oncore Premier	3,345,505	$11.554016	$38,654,026	1.4%	2.42%	4.48%
Oncore & Firstar Oncore Xtra	2,879,631	$11.554016	$33,271,299	1.4%	2.42%	4.48%
Oncore & Firstar Oncore Lite	3,826,908	$11.554016	$44,216,152	1.4%	2.42%	4.48%
Oncore Ultra	272,486	$11.554016	$3,148,304	1.4%	2.16%	4.48%	8/7/06

	11,943,468		$138,363,549

2005
Top Tradition	47,776	$11.395691	$544,444	1.1%	1.34%	3.44%
Top Plus	41,173	$11.473039	$472,379	0.9%	1.54%	3.41%
Investar Vision & Top Spectrum	7,338	$11.280852	$82,773	1.4%	1.04%	3.65%
Top Explorer	50,501	$11.319001	$571,620	1.3%	1.14%	3.36%
Oncore & Firstar Oncore Flex	17,516	$11.242927	$196,931	1.5%	0.94%	3.31%
Oncore & Firstar Oncore Value	429,164	$11.473039	$4,923,818	0.9%	1.54%	3.52%
Oncore & Firstar Oncore Premier	1,678,924	$11.280852	$18,939,688	1.4%	1.04%	3.47%
Oncore & Firstar Oncore Xtra	1,413,795	$11.280852	$15,948,814	1.4%	1.04%	3.47%
Oncore & Firstar Oncore Lite	1,243,220	$11.280852	$14,024,590	1.4%	1.04%	3.47%

	4,929,407		$55,705,057

2004
Top Tradition	38,222	$11.244848	$429,797	1.1%	3.75%	1.88%
Top Plus	38,494	$11.298824	$434,937	0.9%	3.95%	1.89%
Investar Vision & Top Spectrum	2,058	$11.164475	$22,976	1.4%	3.44%	1.83%
Top Explorer	49,501	$11.191194	$553,977	1.3%	3.54%	1.85%
Oncore & Firstar Oncore Flex	20,424	$11.137894	$227,484	1.5%	3.34%	1.89%
Oncore & Firstar Oncore Value	275,893	$11.298824	$3,117,269	0.9%	3.95%	1.88%
Oncore & Firstar Oncore Premier	1,174,175	$11.164475	$13,109,046	1.4%	3.44%	1.90%
Oncore & Firstar Oncore Xtra	1,196,240	$11.164475	$13,355,390	1.4%	3.44%	1.90%
Oncore & Firstar Oncore Lite	885,944	$11.164475	$9,891,103	1.4%	3.44%	1.90%

	3,680,951		$41,141,979

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Total Return Subaccount (continued)
2003
Top Tradition	30,940	$10.838704	$335,348	1.1%	3.90%	2.75%
Top Plus	33,227	$10.869124	$361,153	0.9%	4.11%	2.64%
Investar Vision & Top Spectrum	2,505	$10.793274	$27,032	1.4%	3.59%	2.79%
Top Explorer	49,708	$10.808385	$537,265	1.3%	3.70%	2.69%
Oncore & Firstar Oncore Flex	17,528	$10.778221	$188,923	1.5%	3.49%	2.81%
Oncore & Firstar Oncore Value	203,238	$10.869124	$2,209,014	0.9%	4.11%	2.77%
Oncore & Firstar Oncore Premier	768,632	$10.793274	$8,296,065	1.4%	3.59%	2.75%
Oncore & Firstar Oncore Xtra	997,250	$10.793274	$10,763,590	1.4%	3.59%	2.75%
Oncore & Firstar Oncore Lite	518,535	$10.793274	$5,596,691	1.4%	3.59%	2.75%

	2,621,563		$28,315,081

2002
Top Tradition	12,084	$10.431677	$126,057	1.1%	4.32%	1.41%	8/1/02
Top Plus	10,820	$10.440268	$112,964	0.9%	4.40%	1.23%	8/1/02
Investar Vision	247	$10.418807	$2,575	1.4%	4.19%	1.05%	8/1/02
Top Explorer	28,667	$10.423086	$298,795	1.3%	4.23%	1.45%	8/1/02
Oncore Flex	8,040	$10.414532	$83,729	1.5%	4.15%	1.19%	8/1/02
Oncore & Firstar Oncore Value	61,436	$10.440268	$641,404	0.9%	4.40%	1.37%	8/1/02
Oncore & Firstar Oncore Premier	255,511	$10.418807	$2,662,134	1.4%	4.19%	1.41%	8/1/02
Oncore & Firstar Oncore Xtra	297,287	$10.418807	$3,097,374	1.4%	4.19%	1.41%	8/1/02
Oncore & Firstar Oncore Lite	83,119	$10.418807	$865,996	1.4%	4.19%	1.41%	8/1/02

	757,211		$7,891,028

Global Bond Subaccount
2006
Top Tradition	22,023	$12.658636	$278,778	1.1%	3.51%	3.28%
Top Plus	6,803	$12.769755	$86,872	0.9%	3.72%	3.56%
Investar Vision & Top Spectrum	1,342	$12.494102	$16,769	1.4%	3.21%	3.23%
Top Explorer	13,689	$12.548684	$171,785	1.3%	3.31%	3.27%
Oncore Flex	10,486	$12.439870	$130,440	1.5%	3.11%	3.46%
Oncore & Firstar Oncore Value	296,361	$12.769755	$3,784,462	0.9%	3.72%	3.31%
Oncore & Firstar Oncore Premier	319,339	$12.494102	$3,989,857	1.4%	3.21%	3.32%
Oncore & Firstar Oncore Xtra	396,960	$12.494102	$4,959,657	1.4%	3.21%	3.32%
Oncore & Firstar Oncore Lite	431,636	$12.494102	$5,392,906	1.4%	3.21%	3.32%
Oncore Ultra	5,156	$12.494102	$64,416	1.4%	0.59%	3.32%	8/7/06

	1,503,795		$18,875,942

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Global Bond Subaccount (continued)
2005
Top Tradition	17,154	$12.228882	$209,779	1.1%	-7.64%	2.51%
Top Plus	2,779	$12.311876	$34,216	0.9%	-7.45%	2.27%
Investar Vision & Top Spectrum	1,362	$12.105658	$16,485	1.4%	-7.91%	2.51%
Top Explorer	13,458	$12.146562	$163,466	1.3%	-7.82%	2.46%
Oncore Flex	4,754	$12.064953	$57,358	1.5%	-8.00%	2.51%
Oncore & Firstar Oncore Value	195,504	$12.311876	$2,407,016	0.9%	-7.45%	2.66%
Oncore & Firstar Oncore Premier	206,521	$12.105658	$2,500,074	1.4%	-7.91%	2.57%
Oncore & Firstar Oncore Xtra	327,971	$12.105658	$3,970,304	1.4%	-7.91%	2.57%
Oncore & Firstar Oncore Lite	232,808	$12.105658	$2,818,295	1.4%	-7.91%	2.57%

	1,002,311		$12,176,993

2004
Top Tradition	15,010	$13.239901	$198,736	1.1%	9.40%	1.83%
Top Plus	6,872	$13.303437	$91,416	0.9%	9.61%	1.84%
Investar Vision & Top Spectrum	1,030	$13.145307	$13,535	1.4%	9.07%	1.82%
Top Explorer	13,258	$13.176725	$174,700	1.3%	9.18%	1.86%
Oncore Flex	3,656	$13.113999	$47,946	1.5%	8.96%	1.84%
Oncore & Firstar Oncore Value	81,063	$13.303437	$1,078,420	0.9%	9.61%	1.88%
Oncore & Firstar Oncore Premier	133,027	$13.145307	$1,748,688	1.4%	9.07%	1.87%
Oncore & Firstar Oncore Xtra	218,689	$13.145307	$2,874,731	1.4%	9.07%	1.87%
Oncore & Firstar Oncore Lite	123,337	$13.145307	$1,621,300	1.4%	9.07%	1.87%

	595,942		$7,849,472

2003
Top Tradition	12,396	$12.102667	$150,024	1.1%	13.19%	1.87%
Top Plus	5,227	$12.136628	$63,443	0.9%	13.42%	1.94%
Top Spectrum	914	$12.051967	$11,021	1.4%	12.86%	2.53%
Top Explorer	8,281	$12.068818	$99,943	1.3%	12.97%	1.85%
Oncore & Firstar Oncore Flex	3,159	$12.035152	$38,017	1.5%	12.75%	2.16%
Oncore & Firstar Oncore Value	48,795	$12.136628	$592,211	0.9%	13.42%	2.06%
Oncore & Firstar Oncore Premier	96,298	$12.051967	$1,160,572	1.4%	12.86%	2.12%
Oncore & Firstar Oncore Xtra	140,630	$12.051967	$1,694,868	1.4%	12.86%	2.12%
Oncore & Firstar Oncore Lite	103,003	$12.051967	$1,241,383	1.4%	12.86%	2.12%

	418,703		$5,051,482

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

PIMCO Variable Insurance Trust — Administrative Shares: (continued)
Global Bond Subaccount (continued)
2002
Top Tradition	8,062	$10.691996	$86,203	1.1%	6.92%	0.94%	8/1/02
Top Plus	2,033	$10.700805	$21,759	0.9%	7.01%	0.61%	8/1/02
Top Explorer	6,465	$10.683196	$69,065	1.3%	6.83%	0.82%	8/1/02
Oncore Flex	730	$10.674433	$7,789	1.5%	6.74%	0.59%	8/1/02
Oncore & Firstar Oncore Value	5,341	$10.700805	$57,154	0.9%	7.01%	0.95%	8/1/02
Oncore Premier	12,893	$10.678814	$137,675	1.4%	6.79%	0.94%	8/1/02
Oncore & Firstar Oncore Xtra	17,584	$10.678814	$187,775	1.4%	6.79%	0.94%	8/1/02
Oncore Lite	3,492	$10.678814	$37,292	1.4%	6.79%	0.94%	8/1/02

	56,600		$604,712

Calvert Variable Series, Inc. (note 4):
Social Equity Subaccount
2006
Top Tradition	16,038	$7.985040	$128,064	1.1%	8.86%	0.00%
Top Plus	6,275	$8.144605	$51,109	0.9%	9.08%	0.00%
Top Explorer	28,733	$8.357120	$240,122	1.3%	8.65%	0.00%

	51,046		$419,295

2005
Top Tradition	17,644	$7.335001	$129,422	1.1%	3.41%	0.05%
Top Plus	7,136	$7.466812	$53,284	0.9%	3.61%	0.05%
Top Explorer	34,010	$7.691931	$261,597	1.3%	3.21%	0.06%

	58,790		$444,303

2004
Top Tradition	18,932	$7.093183	$134,289	1.1%	5.99%	0.08%
Top Plus	7,858	$7.206401	$56,626	0.9%	6.20%	0.07%
Top Explorer	35,436	$7.452996	$264,105	1.3%	5.78%	0.07%

	62,226		$455,020

2003
Top Tradition	19,291	$6.692392	$129,106	1.1%	16.96%	0.02%	5/2/03
Top Plus	10,620	$6.785729	$72,066	0.9%	17.11%	0.02%	5/2/03
Top Explorer	40,997	$7.045823	$288,856	1.3%	16.80%	0.02%	5/2/03

	70,908		490,028

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Dreyfus Variable Investment Fund — Service Shares:
Appreciation Subaccount
2006
Top Tradition	3,747	$14.374427	$53,864	1.1%	14.95%	1.37%
Top Explorer	5,513	$14.270734	$78,673	1.3%	14.72%	1.02%
Oncore & Firstar Oncore Flex	2,185	$14.167917	$30,957	1.5%	14.49%	1.27%
Oncore & Firstar Oncore Value	60,389	$14.479107	$874,385	0.9%	15.17%	1.29%
Oncore & Firstar Oncore Premier	159,183	$14.219150	$2,263,443	1.4%	14.61%	1.27%
Oncore & Firstar Oncore Xtra	141,608	$14.219150	$2,013,540	1.4%	14.61%	1.27%
Oncore & Firstar Oncore Lite	257,849	$14.219150	$3,666,391	1.4%	14.61%	1.27%

	630,474		$8,981,253

2005
Top Tradition	3,560	$12.505328	$44,514	1.1%	2.99%	0.00%
Top Explorer	2,041	$12.439582	$25,386	1.3%	2.79%	0.00%
Oncore & Firstar Oncore Flex	1,913	$12.374283	$23,669	1.5%	2.58%	0.00%
Oncore & Firstar Oncore Value	49,666	$12.571534	$624,374	0.9%	3.19%	0.00%
Oncore & Firstar Oncore Premier	161,502	$12.406830	$2,003,726	1.4%	2.68%	0.00%
Oncore & Firstar Oncore Xtra	144,433	$12.406830	$1,791,960	1.4%	2.68%	0.00%
Oncore & Firstar Oncore Lite	192,509	$12.406830	$2,388,441	1.4%	2.68%	0.00%

	555,624		$6,902,070

2004
Top Tradition	2,964	$12.142541	$35,992	1.1%	3.65%	1.84%
Top Explorer	1,914	$12.102515	$23,164	1.3%	3.45%	2.07%
Oncore Flex	410	$12.062701	$4,942	1.5%	3.24%	1.78%
Oncore & Firstar Oncore Value	32,155	$12.182745	$391,736	0.9%	3.86%	1.54%
Oncore & Firstar Oncore Premier	137,799	$12.082562	$1,664,964	1.4%	3.35%	1.96%
Oncore & Firstar Oncore Xtra	111,546	$12.082562	$1,347,762	1.4%	3.35%	1.96%
Oncore & Firstar Oncore Lite	159,129	$12.082562	$1,922,688	1.4%	3.35%	1.96%

	445,917		$5,391,248

2003
Top Tradition	1,874	$11.714615	$21,957	1.1%	17.15%	6.38%	5/1/03
Top Explorer	554	$11.699161	$6,481	1.3%	16.99%	6.70%	5/1/03
Oncore Flex	74	$11.683757	$860	1.5%	16.84%	5.37%	5/1/03
Oncore & Firstar Oncore Value	14,079	$11.730095	$165,142	0.9%	17.30%	5.85%	5/1/03
Oncore & Firstar Oncore Premier	38,966	$11.691446	$455,579	1.4%	16.91%	5.42%	5/1/03
Oncore & Firstar Oncore Xtra	57,055	$11.691446	$667,056	1.4%	16.91%	5.42%	5/1/03
Oncore & Firstar Oncore Lite	33,538	$11.691446	$392,105	1.4%	16.91%	5.42%	5/1/03

	146,140		$1,709,180

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Royce Capital Fund:
Small-Cap Subaccount
2006
Top I	3,239	$11.798314	$38,212	1.1%	14.31%	0.06%
Top Tradition	123,896	$21.213200	$2,628,237	1.1%	14.31%	0.06%
Top Plus	27,390	$21.367645	$585,258	0.9%	14.54%	0.06%
Top Spectrum	898	$11.757964	$10,561	1.4%	13.98%	0.08%
Top Explorer	76,795	$21.060230	$1,617,315	1.3%	14.09%	0.06%
Oncore & Firstar Oncore Flex	30,082	$20.908560	$628,975	1.5%	13.86%	0.06%
Oncore & Firstar Oncore Value	741,796	$21.367645	$15,850,433	0.9%	14.54%	0.07%
Oncore & Firstar Oncore Premier	1,064,768	$20.984162	$22,343,264	1.4%	13.98%	0.07%
Oncore & Firstar Oncore Xtra	983,586	$20.984162	$20,639,737	1.4%	13.98%	0.07%
Oncore & Firstar Oncore Lite	1,382,513	$20.984162	$29,010,887	1.4%	13.98%	0.07%
Oncore Ultra	9,402	$20.984162	$197,283	1.4%	13.07%	0.07%	8/7/06

	4,444,365		$93,550,162

2005
Top I	1,535	$10.321008	$15,841	1.1%	3.21%	0.00%	11/02/05
Top Tradition	130,655	$18.557011	$2,424,561	1.1%	7.38%	0.00%
Top Plus	30,127	$18.655224	$562,024	0.9%	7.59%	0.00%
Top Spectrum	368	$10.316145	$3,798	1.4%	3.16%	0.00%	11/02/05
Top Explorer	65,936	$18.459522	$1,217,141	1.3%	7.17%	0.00%
Oncore & Firstar Oncore Flex	32,732	$18.362685	$601,054	1.5%	6.96%	0.00%
Oncore & Firstar Oncore Value	604,546	$18.655224	$11,277,949	0.9%	7.59%	0.00%
Oncore & Firstar Oncore Premier	897,864	$18.410976	$16,530,546	1.4%	7.07%	0.00%
Oncore & Firstar Oncore Xtra	764,812	$18.410976	$14,080,935	1.4%	7.07%	0.00%
Oncore & Firstar Oncore Lite	924,397	$18.410976	$17,019,052	1.4%	7.07%	0.00%

	3,452,972		$63,732,901

2004
Top Tradition	91,396	$17.281311	$1,579,438	1.1%	23.59%	0.00%
Top Plus	23,735	$17.338503	$411,535	0.9%	23.83%	0.00%
Top Explorer	44,551	$17.224399	$767,363	1.3%	23.34%	0.00%
Oncore & Firstar Oncore Flex	35,643	$17.167760	$611,917	1.5%	23.10%	0.00%
Oncore & Firstar Oncore Value	302,187	$17.338503	$5,239,468	0.9%	23.83%	0.00%
Oncore & Firstar Oncore Premier	555,026	$17.196019	$9,544,232	1.4%	23.22%	0.00%
Oncore & Firstar Oncore Xtra	509,022	$17.196019	$8,753,153	1.4%	23.22%	0.00%
Oncore & Firstar Oncore Lite	420,426	$17.196019	$7,229,659	1.4%	23.22%	0.00%

	1,981,986		$34,136,765

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Royce Capital Fund: (continued)
Small-Cap Subaccount (continued)
2003
Top Tradition	19,826	$13.982845	$277,225	1.1%	39.83%	0.00%	5/1/03
Top Plus	4,071	$14.001322	$57,003	0.9%	40.01%	0.00%	5/1/03
Top Explorer	7,363	$13.964419	$102,823	1.3%	39.64%	0.00%	5/1/03
Oncore Flex	13,595	$13.946057	$189,598	1.5%	39.46%	0.00%	5/1/03
Oncore & Firstar Oncore Value	136,253	$14.001322	$1,907,715	0.9%	40.01%	0.00%	5/1/03
Oncore & Firstar Oncore Premier	132,077	$13.955225	$1,843,151	1.4%	39.55%	0.00%	5/1/03
Oncore & Firstar Oncore Xtra	191,582	$13.955225	$2,673,571	1.4%	39.55%	0.00%	5/1/03
Oncore & Firstar Oncore Lite	142,177	$13.955225	$1,984,117	1.4%	39.55%	0.00%	5/1/03

	646,944		$9,035,203

Micro-Cap Subaccount
2006
Top I	2,625	$12.587521	$33,048	1.1%	19.76%	0.39%
Top Tradition	59,463	$21.901040	$1,302,310	1.1%	19.76%	0.19%
Top Plus	8,704	$22.060499	$192,014	0.9%	19.99%	0.17%
Top Explorer	36,097	$21.743096	$784,866	1.3%	19.52%	0.20%
Oncore & Firstar Oncore Flex	19,860	$21.586489	$428,698	1.5%	19.29%	0.15%
Oncore & Firstar Oncore Value	373,562	$22.060499	$8,240,967	0.9%	19.99%	0.21%
Oncore & Firstar Oncore Premier	572,889	$21.664558	$12,411,368	1.4%	19.40%	0.23%
Oncore & Firstar Oncore Xtra	553,103	$21.664558	$11,982,734	1.4%	19.40%	0.23%
Oncore & Firstar Oncore Lite	1,253,113	$21.664558	$27,148,131	1.4%	19.40%	0.23%
Oncore Ultra	19,747	$21.664558	$427,821	1.4%	10.80%	0.23%	8/7/06

	2,899,163		$62,951,957

2005
Top Tradition	52,354	$18.287958	$957,450	1.1%	10.40%	0.52%
Top Plus	9,689	$18.384755	$178,124	0.9%	10.62%	0.56%
Top Explorer	30,603	$18.191857	$556,724	1.3%	10.18%	0.56%
Oncore & Firstar Oncore Flex	25,177	$18.096399	$455,608	1.5%	9.97%	0.78%
Oncore & Firstar Oncore Value	251,572	$18.384755	$4,625,098	0.9%	10.62%	0.70%
Oncore & Firstar Oncore Premier	327,335	$18.144006	$5,939,168	1.4%	10.07%	0.68%
Oncore & Firstar Oncore Xtra	426,126	$18.144006	$7,731,642	1.4%	10.07%	0.68%
Oncore & Firstar Oncore Lite	597,291	$18.144006	$10,837,248	1.4%	10.07%	0.68%

	1,720,147		$31,281,062

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Royce Capital Fund: (continued)
Micro-Cap Subaccount (continued)
2004
Top Tradition	63,769	$16.565345	$1,056,349	1.1%	12.60%	0.00%
Top Plus	8,973	$16.620168	$149,125	0.9%	12.83%	0.00%
Top Explorer	32,698	$16.510766	$539,869	1.3%	12.38%	0.00%
Oncore & Firstar Oncore Flex	15,824	$16.456460	$260,399	1.5%	12.16%	0.00%
Oncore & Firstar Oncore Value	148,433	$16.620168	$2,466,982	0.9%	12.83%	0.00%
Oncore & Firstar Oncore Premier	210,692	$16.483556	$3,472,981	1.4%	12.27%	0.00%
Oncore & Firstar Oncore Xtra	378,186	$16.483556	$6,233,851	1.4%	12.27%	0.00%
Oncore & Firstar Oncore Lite	243,632	$16.483556	$4,015,917	1.4%	12.27%	0.00%

	1,102,207		$18,195,473

2003
Top Tradition	15,361	$14.711160	$225,980	1.1%	47.11%	0.00%	5/1/03
Top Plus	4,460	$14.730584	$65,704	0.9%	47.31%	0.00%	5/1/03
Top Explorer	5,226	$14.691774	$76,777	1.3%	46.92%	0.00%	5/1/03
Oncore Flex	10,269	$14.672453	$150,669	1.5%	46.72%	0.00%	5/1/03
Oncore & Firstar Oncore Value	47,410	$14.730584	$698,382	0.9%	47.31%	0.00%	5/1/03
Oncore & Firstar Oncore Premier	51,178	$14.682104	$751,396	1.4%	46.82%	0.00%	5/1/03
Oncore & Firstar Oncore Xtra	106,280	$14.682104	$1,560,410	1.4%	46.82%	0.00%	5/1/03
Oncore & Firstar Oncore Lite	54,230	$14.682104	$796,216	1.4%	46.82%	0.00%	5/1/03

	294,414		$4,325,534

Van Kampen Universal Institutional Funds — Class II:
Core Plus Fixed Income Subaccount
2006
Top Tradition	4,357	$12.500151	$54,464	1.1%	2.44%	3.57%
Top Plus	1,067	$12.591267	$13,437	0.9%	2.64%	3.32%
Investar Vision	986	$10.344389	$10,196	1.4%	2.13%	4.01%
Top Explorer	2,676	$12.409972	$33,212	1.3%	2.24%	3.94%
Oncore & Firstar Oncore Value	51,741	$12.591267	$651,487	0.9%	2.64%	4.07%
Oncore & Firstar Oncore Premier	81,421	$12.365096	$1,006,771	1.4%	2.13%	3.89%
Oncore & Firstar Oncore Xtra	128,553	$12.365096	$1,589,568	1.4%	2.13%	3.89%
Oncore Lite	73,184	$12.365096	$904,929	1.4%	2.13%	3.89%
Oncore Ultra	821	$12.365096	$10,153	1.4%	2.07%	3.89%	8/7/06

	344,806		$4,274,217

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class II: (continued)
Core Plus Fixed Income Subaccount (continued)
2005
Top Tradition	6,898	$12.202776	$84,174	1.1%	2.81%	3.49%
Top Plus	3,038	$12.267443	$37,267	0.9%	3.01%	1.37%
Investar Vision	986	$10.128183	$9,983	1.4%	1.28%	0.00%	11/02/05
Top Explorer	4,038	$12.138624	$49,018	1.3%	2.60%	3.73%
Oncore & Firstar Oncore Value	35,257	$12.267443	$432,508	0.9%	3.01%	3.25%
Oncore & Firstar Oncore Premier	61,454	$12.106652	$744,000	1.4%	2.50%	3.49%
Oncore & Firstar Oncore Xtra	132,078	$12.106652	$1,599,020	1.4%	2.50%	3.49%
Oncore & Firstar Oncore Lite	61,785	$12.106652	$748,024	1.4%	2.50%	3.49%

	305,534		$3,703,994

2004
Top Tradition	5	$11.869727	$55	1.1%	2.94%	0.00%
Top Explorer	1,705	$11.830601	$20,167	1.3%	2.73%	4.52%
Oncore & Firstar Oncore Value	12,926	$11.909070	$153,932	0.9%	3.14%	3.51%
Oncore & Firstar Oncore Premier	58,711	$11.811075	$693,451	1.4%	2.63%	3.39%
Oncore & Firstar Oncore Xtra	71,567	$11.811075	$845,284	1.4%	2.63%	3.39%
Oncore Lite	18,241	$11.811075	$215,445	1.4%	2.63%	3.39%

	163,155		$1,928,334

2003
Top Tradition	291	$11.531016	$3,353	1.1%	15.31%	0.00%	5/2/03
Oncore & Firstar Oncore Value	11,734	$11.546281	$135,480	0.9%	15.46%	0.00%	5/2/03
Oncore & Firstar Oncore Premier	14,011	$11.508186	$161,236	1.4%	15.08%	0.02%	5/2/03
Oncore & Firstar Oncore Xtra	64,107	$11.508186	$737,776	1.4%	15.08%	0.02%	5/2/03
Oncore Lite	5,926	$11.508186	$68,192	1.4%	15.08%	0.02%	5/2/03

	96,069		$1,106,037

U.S. Real Estate Subaccount
2006
Top Tradition	8,068	$27.096769	$218,614	1.1%	36.17%	0.97%
Top Plus	5,068	$27.294010	$138,333	0.9%	36.44%	0.96%
Top Explorer	14,472	$26.901401	$389,308	1.3%	35.91%	0.98%
Oncore Flex	799	$26.707676	$21,341	1.5%	35.64%	0.00%
Oncore & Firstar Oncore Value	626,867	$27.294010	$17,109,722	0.9%	36.44%	0.96%
Oncore & Firstar Oncore Premier	766,864	$26.804210	$20,555,160	1.4%	35.77%	0.96%
Oncore & Firstar Oncore Xtra	755,213	$26.804210	$20,242,890	1.4%	35.77%	0.96%
Oncore & Firstar Oncore Lite	1,224,978	$26.804210	$32,834,578	1.4%	35.77%	0.96%
Oncore Ultra	28,522	$26.804210	$764,522	1.4%	16.14%	0.96%	8/7/06

	3,430,851		$92,274,468

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class II: (continued)
U.S. Real Estate Subaccount (continued)
2005
Top Tradition	4,628	$19.898546	$92,085	1.1%	15.48%	0.64%
Top Plus	4,221	$20.003877	$84,429	0.9%	15.71%	1.24%
Top Explorer	9,851	$19.793975	$194,988	1.3%	15.26%	1.04%
Oncore & Firstar Oncore Value	372,174	$20.003877	$7,444,925	0.9%	15.71%	1.05%
Oncore & Firstar Oncore Premier	532,637	$19.741881	$10,515,249	1.4%	15.14%	1.09%
Oncore & Firstar Oncore Xtra	490,378	$19.741881	$9,680,977	1.4%	15.14%	1.09%
Oncore & Firstar Oncore Lite	662,709	$19.741881	$13,083,142	1.4%	15.14%	1.09%

	2,076,598		$41,095,795

2004
Top Tradition	1,413	$17.230535	$24,344	1.1%	34.59%	1.66%
Top Plus	5,695	$17.287564	$98,454	0.9%	34.85%	1.29%
Top Explorer	2,645	$17.173754	$45,422	1.3%	34.32%	0.40%
Oncore & Firstar Oncore Value	115,803	$17.287564	$2,001,959	0.9%	34.85%	1.42%
Oncore & Firstar Oncore Premier	220,338	$17.145445	$3,777,806	1.4%	34.19%	1.39%
Oncore & Firstar Oncore Xtra	249,859	$17.145445	$4,283,935	1.4%	34.19%	1.39%
Oncore & Firstar Oncore Lite	247,102	$17.145445	$4,236,673	1.4%	34.19%	1.39%

	842,855		$14,468,593

2003
Top Tradition	1,033	$12.802466	$13,229	1.1%	28.02%	0.00%	5/1/03
Top Plus	3,423	$12.819379	$43,885	0.9%	28.19%	0.00%	5/1/03
Top Explorer	9	$12.785578	$115	1.3%	27.86%	0.00%	5/1/03
Oncore & Firstar Oncore Value	14,316	$12.819379	$183,525	0.9%	28.19%	0.00%	5/1/03
Oncore & Firstar Oncore Premier	34,371	$12.777148	$439,141	1.4%	27.77%	0.00%	5/1/03
Oncore & Firstar Oncore Xtra	41,013	$12.777148	$524,033	1.4%	27.77%	0.00%	5/1/03
Oncore & Firstar Oncore Lite	54,294	$12.777148	$693,725	1.4%	27.77%	0.00%	5/1/03

	148,459		$1,897,653

International Growth Equity
2006
Top Tradition	116	$10.787192	$1,254	1.1%	7.87%	4.59%	5/1/06
Oncore Flex	983	$10.758967	$10,574	1.5%	7.59%	1.35%	5/1/06
Oncore Value	10,000	$10.801379	$108,015	0.9%	8.01%	0.65%	5/1/06
Oncore & Firstar Oncore Premier	6,018	$10.766000	$64,786	1.4%	7.66%	0.58%	5/1/06
Oncore Xtra	10,535	$10.766000	$113,421	1.4%	7.66%	0.58%	5/1/06
Oncore Lite	21,855	$10.766000	$235,292	1.4%	7.66%	0.58%	5/1/06
Oncore Ultra	2,623	$10.766000	$28,242	1.4%	14.48%	0.58%	8/7/06

	52,130		$561,584

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Van Kampen Universal Institutional Funds — Class II: (continued)
Equity Growth
2006
Oncore Value	6,956	$10.267489	$71,422	0.9%	2.67%	0.00%	5/1/06
Oncore Premier	12,160	$10.233870	$124,442	1.4%	2.34%	0.00%	5/1/06
Oncore Xtra	414	$10.233870	$4,239	1.4%	2.34%	0.00%	5/1/06
Oncore Lite	5,066	$10.233870	$51,843	1.4%	2.34%	0.00%	5/1/06
Oncore Ultra	1,709	$10.233870	$17,485	1.4%	11.92%	0.00%	8/7/06

	26,305		$269,431

Franklin Templeton Variable Insurance Products Trust — Class 2:
Franklin Income Securities Subaccount
2006
Top I	968	$11.767580	$11,391	1.1%	16.96%	1.89%
Top Tradition	49,185	$11.767580	$578,784	1.1%	16.96%	2.88%
Top Plus	18,135	$11.794551	$213,892	0.9%	17.19%	2.60%
Top Spectrum	3,555	$11.727343	$41,687	1.4%	16.61%	1.36%
Top Explorer	27,993	$11.740753	$328,663	1.3%	16.73%	3.68%
Oncore & Firstar Oncore Flex	21,487	$12.066941	$259,284	1.5%	16.50%	0.87%
Oncore & Firstar Oncore Value	717,912	$12.186297	$8,748,691	0.9%	17.19%	3.20%
Oncore & Firstar Oncore Premier	1,584,690	$12.086709	$19,153,692	1.4%	16.61%	3.30%
Oncore & Firstar Oncore Xtra	1,282,394	$12.086709	$15,499,919	1.4%	16.61%	3.30%
Oncore & Firstar Oncore Lite	2,106,856	$12.086709	$25,464,958	1.4%	16.61%	3.30%
Oncore Ultra	70,092	$12.086709	$847,176	1.4%	7.77%	3.30%	8/7/06

	5,883,267		$71,148,137

2005
Top Tradition	2,505	$10.061437	$25,204	1.1%	0.61%	0.00%	11/2/05
Top Plus	2,445	$10.064603	$24,607	0.9%	0.65%	0.00%	11/2/05
Top Spectrum	377	$10.056698	$3,794	1.4%	0.57%	0.00%	11/2/05
Top Explorer	4,697	$10.058278	$47,244	1.3%	0.58%	0.00%	11/2/05
Oncore Flex	1,564	$10.358086	$16,196	1.5%	3.58%	0.00%	5/2/05
Oncore & Firstar Oncore Value	234,702	$10.398884	$2,440,640	0.9%	3.99%	0.00%	5/2/05
Oncore & Firstar Oncore Premier	500,590	$10.364866	$5,188,551	1.4%	3.65%	0.56%	5/2/05
Oncore & Firstar Oncore Xtra	382,542	$10.364866	$3,964,996	1.4%	3.65%	0.56%	5/2/05
Oncore & Firstar Oncore Lite	590,461	$10.364866	$6,120,048	1.4%	3.65%	0.56%	5/2/05

	1,719,883		$17,831,280

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Franklin Templeton Variable Insurance Products Trust — Class 2: (continued)
Franklin Flex Cap Securities Subaccount
2006
Top Tradition	2,548	$10.805199	$27,529	1.1%	4.06%	0.01%
Top Plus	5,295	$10.829976	$57,349	0.9%	4.27%	0.01%
Top Explorer	1,520	$10.780541	$16,384	1.3%	3.86%	0.00%
Oncore Flex	1,171	$11.536024	$13,507	1.5%	3.65%	0.01%
Oncore & Firstar Oncore Value	50,505	$11.650134	$588,388	0.9%	4.27%	0.01%
Oncore & Firstar Oncore Premier	84,915	$11.554902	$981,191	1.4%	3.75%	0.01%
Oncore & Firstar Oncore Xtra	39,102	$11.554902	$451,815	1.4%	3.75%	0.01%
Oncore & Firstar Oncore Lite	217,024	$11.554902	$2,507,692	1.4%	3.75%	0.01%
Oncore Ultra	5,662	$11.554902	$65,423	1.4%	6.94%	0.01%	8/7/06

	407,742		$4,709,278

2005
Top Plus	2,714	$10.386719	$28,194	0.9%	3.87%	0.63%	11/2/05
Oncore Flex	1,001	$11.129509	$11,136	1.5%	11.30%	0.17%	5/2/05
Oncore & Firstar Oncore Value	14,594	$11.173307	$163,066	0.9%	11.73%	0.26%	5/2/05
Oncore & Firstar Oncore Premier	64,425	$11.136768	$717,488	1.4%	11.37%	0.26%	5/2/05
Oncore & Firstar Oncore Xtra	34,779	$11.136768	$387,328	1.4%	11.37%	0.26%	5/2/05
Oncore & Firstar Oncore Lite	81,614	$11.136768	$908,905	1.4%	11.37%	0.26%	5/2/05

	199,127		$2,216,117

Templeton Foreign Securities Subaccount
2006
Top Tradition	6,970	$12.537704	$87,390	1.1%	20.13%	0.73%
Top Plus	257	$12.566452	$3,225	0.9%	20.36%	0.00%
Investar Vision	1,016	$12.494851	$12,691	1.4%	19.77%	1.24%
Top Explorer	10,620	$12.509123	$132,848	1.3%	19.89%	0.14%
Oncore & Firstar Oncore Flex	19,602	$13.369620	$262,071	1.5%	19.66%	1.73%
Oncore & Firstar Oncore Value	510,176	$13.501825	$6,888,311	0.9%	20.36%	1.21%
Oncore & Firstar Oncore Premier	625,548	$13.391491	$8,377,024	1.4%	19.77%	1.09%
Oncore & Firstar Oncore Xtra	463,404	$13.391491	$6,205,675	1.4%	19.77%	1.09%
Oncore & Firstar Oncore Lite	1,576,553	$13.391491	$21,112,389	1.4%	19.77%	1.09%
Oncore Ultra	31,907	$13.391491	$427,287	1.4%	11.89%	1.09%	8/7/06

	3,246,053		$43,508,911

2005
Top Tradition	2	$10.437011	$17	1.1%	4.37%	0.00%	11/2/05
Investar Vision	1,070	$10.432105	$11,160	1.4%	4.32%	0.00%	11/2/05
Top Explorer	429	$10.433740	$4,479	1.3%	4.34%	0.00%	11/2/05
Oncore Flex	2,606	$11.173433	$29,116	1.5%	11.73%	0.00%	5/2/05
Oncore Value	141,246	$11.217421	$1,584,420	0.9%	12.17%	0.11%	5/2/05
Oncore & Firstar Oncore Premier	184,816	$11.180721	$2,066,380	1.4%	11.81%	0.25%	5/2/05
Oncore & Firstar Oncore Xtra	122,777	$11.180721	$1,372,739	1.4%	11.81%	0.25%	5/2/05
Oncore & Firstar Oncore Lite	368,740	$11.180721	$4,122,773	1.4%	11.81%	0.25%	5/2/05

	821,686		$9,191,084

(continued)

Ohio National Variable Account A

Notes to Financial Statements (Continued)	December 31, 2006

						Investment
	Accumulation	Value Per	Fair		Total	Income	Inception
	Units***	Unit	Value	Expenses*	Return**	Ratio****	Date

Neuberger Berman Advisers Management Trust — S Class:
AMT Regency Subaccount
2006
Top Plus	457	$10.207931	$4,665	0.9%	2.08%	0.00%	5/1/06
Top Explorer	1	$10.181172	$15	1.3%	1.81%	0.00%	5/1/06
Oncore & Firstar Oncore Flex	6,553	$10.167851	$66,634	1.5%	1.68%	0.46%	5/1/06
Oncore & Firstar Oncore Value	469,124	$10.207931	$4,788,789	0.9%	2.08%	0.82%	5/1/06
Oncore & Firstar Oncore Premier	524,423	$10.174497	$5,335,731	1.4%	1.74%	0.84%	5/1/06
Oncore & Firstar Oncore Xtra	370,643	$10.174497	$3,771,101	1.4%	1.74%	0.84%	5/1/06
Oncore & Firstar Oncore Lite	1,355,510	$10.174497	$13,791,634	1.4%	1.74%	0.84%	5/1/06
Oncore Ultra	125,964	$10.174497	$1,281,621	1.4%	10.46%	0.84%	8/7/06

	2,852,675		$29,040,190

*	This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.

****	The Investment Income Ratio represents the dividends for the periods indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets (by product). This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions to contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratios for funds that were eligible for investment during only a portion of the year are annualized.

Ohio National Variable Account A

 Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company

  and Contract Owners of Ohio National Variable Account A:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account A (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, OH
February 19, 2007

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